                           Nuveen Multistate Trust II

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07755

                           Nuveen Multistate Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: August 31st, 2003
                                               -----------------

                      Date of reporting period: August 31st, 2003
                                                -----------------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/mf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer for First Chicago Corp./First National Bank. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated August
                                               31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]



Nuveen California Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund



[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 15, 2003

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Managers' Comments

Nuveen California Municipal Bond Fund

Nuveen California Insured Municipal Bond Fund

Portfolio managers Bill Fitzgerald, Scott Romans, and Tom O'Shaughnessy examine economic and market conditions, key investment strategies, and the performance of the Funds. Bill and Scott manage the Nuveen California Municipal Bond Fund, while Tom manages the Nuveen California Insured Municipal Bond Fund. Bill has 15 years of investment experience with Nuveen Investments, while Scott has 3 years. They began managing Nuveen California Municipal Bond Fund in 1998 and 2003, respectively. Tom, a 20-year Nuveen Investments veteran, began managing the Nuveen California Insured Municipal Bond Fund in 2003.


What was the general market environment during the six-month reporting period ended August 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace generally considered indicative of recovery. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.3% in August. Much of the concern about the economic recovery now centers on the labor market.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the early part of the year. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002. However, the availability of new bonds tightened somewhat during the month of August, with volume dropping 31% from August 2002 levels.

During the reporting period, California continued to struggle with significant budget problems and political uncertainty. On July 29, 2003, nearly a month into the 2004 fiscal year, the state budget was finally approved, closing a $38 billion deficit. Due to the heavy reliance on borrowing and one-time measures to balance the fiscal 2004 budget, California is expected to face an additional $8 billion deficit in fiscal 2005. The govenor recall election added further uncertainty to California's outlook during the reporting period.

While employment and real estate values remained relatively stable in Southern California, the San Francisco area continued to be the state's weak spot, suffering from lingering effects of the technology downturn. Although recent economic data provided a glimmer of hope for the state's tech-related jobs, the consensus was that any meaningful improvement in California's employment market, especially technology, is not expected in 2003.

During the first eight months of 2003, new municipal bond supply in the state totaled $42 billion, up 56% over the same period in 2002.

The delays in budget approval, the size of the deficit, and the uncertainty created by the governor recall effort also led to the downgrade of California's general obligation debt in July as Moody's and S&P lowered the states rating to A3/BBB, respectively, from A2/A.

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 2

How did the Funds perform during the 12 months ended August 31, 2003?

The chart above provides performance information for both of the Funds (Class A shares at net asset value) for the year ended August 31, 2003. The chart also compares the Funds' performance to that of their peers, as measured by the Lipper California Municipal Debt Funds category average and the Lipper California Insured Municipal Debt Funds category average (Lipper category averages) and to the corresponding overall California municipal bond market, as measured by the Lehman Brothers California Municipal Bond Index and the Lehman Brothers California Insured Municipal Bond Index (Lehman Indexes).

Both Funds outperformed their Lipper category averages but trailed their corresponding Lehman Indexes. There were two primary reasons for the Funds' underperformance relative to the Lehman Index. First, the Funds' total returns reflected the impact of management fees, while the Lehman Index is unmanaged. Second, the Funds had a

Class A Shares--
One-Year Total Returns as of 8/31/03

--------------------------------------------------------------------------------

                 Nuveen California Municipal Bond Fund/1/ 1.58%
                 Lipper California Municipal Debt Funds
                   category average/2/                    1.36%
                 Lehman Brothers California Municipal
                   Bond Index/3/                          2.00%
                 ----------------------------------------------

                 Nuveen California Insured Municipal
                   Bond Fund/1/                           2.23%
                 Lipper California Insured Municipal Debt
                   Funds category average/4/              1.53%
                 Lehman Brothers California Insured
                   Municipal Bond Index/5/                2.65%

--------------------------------------------------------------------------------


shorter duration than the Lehman Index. During periods of declining interest rates, such as that experienced during most of this 12-month period, investments with longer durations generally would be expected to outperform those with shorter durations, assuming no special circumstances. As of August 31, 2003, the Nuveen California Municipal Bond Fund had a duration of 7.81 compared to 8.91 for its Lehman Index, while the Nuveen California Insured Municipal Bond Fund had a duration of 7.37 compared to 9.26 for its Lehman Index.

What strategies were underlying your management of the Funds during the reporting period?

We strive to identify and invest in attractively valued municipal bonds that, in our opinion, have above-average return potential. Conducting thorough research is a very important part of our portfolio management process. In the end, we are searching for bonds that we believe are priced below their intrinsic worth, to enable us to manage risk while maximizing return potential for our shareholders.

Nuveen California Municipal Bond Fund

Over this reporting period, we continued to place strong emphasis on diversifying the portfolio, improving call protection, and enhancing dividend-paying capabilities. One of our key strategies focused on managing the Fund's duration in order to enhance our ability to mitigate interest rate risk and produce potentially more consistent returns over time. We sought to increase the Fund's duration as the period went on. Over time, the Fund had

--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of August 31,
 2003. Current performance may be more or less than the performance shown. 2Lipper peer group returns represent the average annualized total return of the
 120 funds in the Lipper California Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
3The Lehman Brothers California Municipal Bond Index is composed of a broad range of California investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
4Lipper peer group returns represent the average annualized total return of the 22 funds in the Lipper California Insured Municipal Debt Funds category for the 12 months that ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
5The Lehman Brothers California Insured Municipal Bond Index is composed of a broad range of California insured municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.



                          Semiannual Report l Page 3
become more seasoned and had come to include holdings priced in a shorter part of the yield curve. Short-term bonds may be less likely to outperform if rates stay low, though they also are not typically as vulnerable with regard to price volatility, to a rise in interest rates. However, our efforts to increase duration stemmed not from a prediction about the future of rates, but from a desire to add predictability and consistency to future portfolio performance.

Another key strategy centered on selling or purchasing California general obligation bonds (GOs) to take advantage of general market moves. In early spring 2003, the yield differential between new California GOs and national AAA credits with similar maturities had narrowed to 35-40 basis points. We believe this made California GOs relatively expensive and we largely moved the Fund out of positions in California GOs. By June 2003, as the budget process stalled and the governor recall movement gathered strength, spreads had widened, and we became more aggressive buyers of California GOs. Following the approval of the fiscal 2004 budget at the end of July 2003, California GOs rallied on a relative basis. As spreads once again narrowed, we began to lighten our GO positions by selling at more attractive prices.


Nuveen California Insured Municipal Bond Fund

We had two main areas of concentration during the period: managing the portfolio's duration and looking to improve its yield characteristics.

Our focus on duration meant attempting to limit its increase. As new money came into the Fund and required investment, we sought to avoid purchasing securities on the long end of the yield curve, a move that would have made the portfolio more sensitive to interest-rate changes. In general, we preferred to buy bonds on the long-intermediate part of the curve, especially securities due to mature in approximately 15 to 20 years, because we believed these offered shareholders the most value.

Our focus on yield meant seeking to take advantage of the rising interest-rate environment to sustain the Fund's income. When rates rose in July and August, for example, we looked to do bond swaps, exchanging lower-yielding bonds for new, higher-yielding bonds.


                          Semiannual Report l Page 4

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03             Nuveen California Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                           $9.99    $9.98    $9.98    $9.99
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0410  $0.0350  $0.0365  $0.0430
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0024  $0.0024  $0.0024  $0.0024
         --------------------------------------------------------------
         Commencement Date           9/07/94  3/07/97  9/19/94  7/01/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                          NAV   Offer
                  ---------------------------------------------
                  1-Year                          1.58%  -2.66%
                  ---------------------------------------------
                  5-Year                          3.44    2.56
                  ---------------------------------------------
                  10-Year                         4.52    4.07
                  ---------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ---------------------------------------------
                  1-Year                          0.81%  -3.05%
                  ---------------------------------------------
                  5-Year                          2.69    2.52
                  ---------------------------------------------
                  10-Year                         3.94    3.94
                  ---------------------------------------------
                  C Shares                          NAV
                  ---------------------------------------------
                  1-Year                          1.05%
                  ---------------------------------------------
                  5-Year                          2.88
                  ---------------------------------------------
                  10-Year                         3.90
                  ---------------------------------------------
                  R Shares                          NAV
                  ---------------------------------------------
                  1-Year                          1.71%
                  ---------------------------------------------
                  5-Year                          3.66
                  ---------------------------------------------
                  10-Year                         4.77
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ---------------------------------------------
                  Market Yield/4/                 4.92%   4.72%
                  ---------------------------------------------
                  SEC 30-Day Yield                4.58    4.39
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     6.99    6.70
                  ---------------------------------------------
                  B Shares                          NAV
                  ---------------------------------------------
                  Market Yield/4/                 4.21%
                  ---------------------------------------------
                  SEC 30-Day Yield                4.04
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     6.17
                  ---------------------------------------------
                  C Shares                          NAV
                  ---------------------------------------------
                  Market Yield/4/                 4.39%
                  ---------------------------------------------
                  SEC 30-Day Yield                4.24
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     6.47
                  ---------------------------------------------
                  R Shares                          NAV
                  ---------------------------------------------
                  Market Yield/4/                 5.17%
                  ---------------------------------------------
                  SEC 30-Day Yield                4.99
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     7.62
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.52%        -1.78%
                            ---------------------------------------------
                            5-Year             3.88          3.00
                            ---------------------------------------------
                            10-Year            4.71          4.26
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             1.76%        -2.15%
                            ---------------------------------------------
                            5-Year             3.10          2.94
                            ---------------------------------------------
                            10-Year            4.13          4.13
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             1.99%
                            ---------------------------------------------
                            5-Year             3.31
                            ---------------------------------------------
                            10-Year            4.09
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             2.66%
                            ---------------------------------------------
                            5-Year             4.08
                            ---------------------------------------------
                            10-Year            4.96
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  43%
AA                   14
A                    12
BBB                  15
NR                   12
BB or lower           4

                  Top Five Sectors/6/
                  Tax Obligation/Limited                   21%
                  --------------------------------------------
                  Utilities                                15
                  --------------------------------------------
                  Tax Obligation/General                   12
                  --------------------------------------------
                  Transportation                           10
                  --------------------------------------------
                  Water and Sewer                           8
                  --------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $256,589
                  --------------------------------------------
                  Average Effective Maturity (Years)    17.81
                  --------------------------------------------
                  Duration                               7.81
                  --------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.5%
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03     Nuveen California Insured Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.76   $10.77   $10.70   $10.76
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0345  $0.0415
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0814  $0.0814  $0.0814  $0.0814
         --------------------------------------------------------------
         Commencement Date           9/07/94  3/07/97  9/13/94  7/01/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           2.23% -2.10%
                  ---------------------------------------------
                  5-Year                            4.40   3.51
                  ---------------------------------------------
                  10-Year                           4.97   4.52
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           1.36% -2.52%
                  ---------------------------------------------
                  5-Year                            3.61   3.44
                  ---------------------------------------------
                  10-Year                           4.35   4.35
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           1.73%
                  ---------------------------------------------
                  5-Year                            3.83
                  ---------------------------------------------
                  10-Year                           4.28
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.40%
                  ---------------------------------------------
                  5-Year                            4.62
                  ---------------------------------------------
                  10-Year                           5.18
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.46%  4.27%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.71   3.55
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.66   5.42
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.68%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.13
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.78
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.87%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.32
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.07
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.63%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.07
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       6.21
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.02%        -2.28%
                            ---------------------------------------------
                            5-Year              4.69          3.80
                            ---------------------------------------------
                            10-Year             5.12          4.67
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             1.25%        -2.63%
                            ---------------------------------------------
                            5-Year              3.89          3.73
                            ---------------------------------------------
                            10-Year             4.50          4.50
                            ---------------------------------------------
                            C Shares             NAV
                            1-Year             1.43%
                            ---------------------------------------------
                            5-Year              4.10
                            ---------------------------------------------
                            10-Year             4.43
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             2.28%
                            ---------------------------------------------
                            5-Year              4.91
                            ---------------------------------------------
                            10-Year             5.33
                            ---------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

                          Insured                 93%
                          Insured/U.S. Guaranteed  7
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

                  Top Five Sectors/6/
                  Tax Obligation/General                  19%
                  -------------------------------------------
                  Tax Obligation/Limited                   19
                  -------------------------------------------
                  Housing/Single Family                    11
                  -------------------------------------------
                  Water and Sewer                          11
                  -------------------------------------------
                  Housing/Multifamily                      10
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $261,242
                  -------------------------------------------
                  Average Effective Maturity (Years)    22.47
                  -------------------------------------------
                  Duration                               7.37
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate 34.5%.
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.

-----------------------------------------------------------------------------------------------------
                                                                                                Nuveen
                                                                                     Nuveen California
                                                                                 California    Insured
                                                                                  Municipal  Municipal
                                                                                       Bond       Bond
Approval of the Board Members was reached as follows:                                  Fund       Fund
-----------------------------------------------------------------------------------------------------
William E. Bennett
 For                                                                             16,569,281 15,447,845
 Withhold                                                                           461,116    452,296
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Robert P. Bremner
 For                                                                             16,580,725 15,470,665
 Withhold                                                                           449,672    429,476
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Lawrence H. Brown
 For                                                                             16,581,188 15,466,671
 Withhold                                                                           449,209    433,470
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Jack B. Evans
 For                                                                             16,577,562 15,470,385
 Withhold                                                                           452,835    429,756
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Anne E. Impellizzeri
 For                                                                             16,654,414 15,472,312
 Withhold                                                                           375,983    427,829
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
William L. Kissick
 For                                                                             16,574,522 15,471,846
 Withhold                                                                           455,875    428,295
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Thomas E. Leafstrand
 For                                                                             16,573,645 15,472,126
 Withhold                                                                           456,752    428,015
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Peter R. Sawers
 For                                                                             16,574,735 15,472,126
 Withhold                                                                           455,662    428,015
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
William J. Schneider
 For                                                                             16,571,639 15,468,219
 Withhold                                                                           458,758    431,922
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------

----
7

-----------------------------------------------------------------------------------------------------
                                                                                                Nuveen
                                                                                     Nuveen California
                                                                                 California    Insured
                                                                                  Municipal  Municipal
                                                                                       Bond       Bond
Approval of the Board Members was reached as follows:                                  Fund       Fund
-----------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                                                                             16,570,541 15,469,399
 Withhold                                                                           459,856    430,742
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Judith M. Stockdale
 For                                                                             16,642,866 15,472,502
 Withhold                                                                           387,531    427,639
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
Sheila W. Wellington
 For                                                                             16,661,154 15,464,665
 Withhold                                                                           369,243    435,476
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 15,900,141
-----------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to lending*
 For                                                                             12,108,921 11,864,686
 Against                                                                            592,874    702,252
 Abstain                                                                          1,205,125  1,225,324
 Broker Non-Vote                                                                  3,123,477  3,206,786
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 16,999,048
-----------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to borrowing*
 For                                                                             12,012,724 11,659,872
 Against                                                                            698,419    717,743
 Abstain                                                                          1,195,777  1,414,647
 Broker Non-Vote                                                                  3,123,477  3,206,786
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 16,999,048
-----------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to investing in municipal securities*
 For                                                                             11,895,198 11,643,164
 Against                                                                            806,661    810,910
 Abstain                                                                          1,205,061  1,338,188
 Broker Non-Vote                                                                  3,123,477  3,206,786
-----------------------------------------------------------------------------------------------------
Total                                                                            17,030,397 16,999,048
-----------------------------------------------------------------------------------------------------

* For Nuveen California Municipal Bond Fund, the shareholder meeting convened on July 28, 2003 with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At that meeting, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. For the Nuveen California Insured Municipal Bond Fund, the shareholder meeting convened on July 28, 2003, but was adjourned to September 10, 2003 with respect to the same three proposals described above. At the September 10, 2003 reconvened meeting, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003.

----
8

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND
August 31, 2003


   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.6%

    $  3,500 California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda
              County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

       5,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003A-1, 6.250%, 6/01/33
-----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.5%

         960 California Educational Facilities Authority, Pooled College and University Projects Revenue Bonds,
              Series 1997B, Southern California College of Optometry, 6.300%, 4/01/21

       1,500 California Statewide Community Development Authority, Certificates of Participation, San Diego Space
              and Science Foundation, Series 1996, 7.500%, 12/01/26

       1,000 Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach
              Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

       4,335 University of California - Los Angeles, Refunding Certificates of Participation, Central Chiller/
              Cogeneration Facility, Series 1993, 6.000%, 11/01/21 (Pre-refunded to 11/01/03)

       1,000 University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,
              Series 2002A, 5.250%, 1/01/22
-----------------------------------------------------------------------------------------------------------------------
             Healthcare - 6.7%

       6,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
              Series 1999A, 6.125%, 12/01/30

       3,635 California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds, Small Facilities
              Pooled Loan Program, 1994 Series B, 7.500%, 4/01/22

       3,370 California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital,
              Series 1993, 5.750%, 5/15/15

       1,735 Central California Joint Powers Health Financing Authority, Certificates of Participation, Community
              Hospitals of Central California, Series 1993, 5.000%, 2/01/23

       2,475 Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center Project,
              Series 1993A, 6.000%, 12/01/06
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.1%

       8,400 ABAG Finance Authority for Nonprofit Corporations, California, Multifamily Housing Revenue
              Refunding Bonds, United Dominion/2000 Post Apartments, 2000 Series B, 6.250%, 8/15/30
              (Mandatory put 8/15/08)

       2,905 California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds, Monte
              Vista Terrace, Senior Lien, Series 1996A, 6.375%, 9/01/20

       3,455 Los Angeles Community Redevelopment Agency, California, Multifamily Housing Revenue Refunding
              Bonds, Angelus Plaza Project, Series 1995A, 7.400%, 6/15/10

       2,080 City of Salinas, California, Housing Facility Refunding Revenue Bonds, Series 1994A, GNMA
              Collateralized - Villa Serra Project, 6.500%, 7/20/17

         470 Housing Authority of the County of Santa Cruz, California, Multifamily Housing Refunding Revenue
              Bonds, Series 1990A, FNMA Collateralized, 7.750%, 7/01/23
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.7%

       1,030 California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-
              Backed Securities Program, 1997 Series A, 7.000%, 9/01/29 (Alternative Minimum Tax)

       7,815 Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
              2000 Series C, 6.150%, 12/01/27

       1,950 County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

       5,500 ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American
              Baptist Homes of the West Facilities Project, Series 1997A, 5.850%, 10/01/27

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda            6/12 at 100.00
 County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,        6/13 at 100.00
 Series 2003A-1, 6.250%, 6/01/33
--------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.5%

California Educational Facilities Authority, Pooled College and University Projects Revenue Bonds,         4/07 at 102.00
 Series 1997B, Southern California College of Optometry, 6.300%, 4/01/21

California Statewide Community Development Authority, Certificates of Participation, San Diego Space      12/06 at 105.00
 and Science Foundation, Series 1996, 7.500%, 12/01/26

Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach                11/11 at 101.00
 Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

University of California - Los Angeles, Refunding Certificates of Participation, Central Chiller/         11/03 at 102.00
 Cogeneration Facility, Series 1993, 6.000%, 11/01/21 (Pre-refunded to 11/01/03)

University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,         1/10 at 101.00
 Series 2002A, 5.250%, 1/01/22
--------------------------------------------------------------------------------------------------------------------------
Healthcare - 6.7%

California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,             12/09 at 101.00
 Series 1999A, 6.125%, 12/01/30

California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds, Small Facilities  4/05 at 102.00
 Pooled Loan Program, 1994 Series B, 7.500%, 4/01/22

California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital,      11/03 at 102.00
 Series 1993, 5.750%, 5/15/15

Central California Joint Powers Health Financing Authority, Certificates of Participation, Community       2/04 at 100.00
 Hospitals of Central California, Series 1993, 5.000%, 2/01/23

Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center Project,             12/03 at 102.00
 Series 1993A, 6.000%, 12/01/06
--------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.1%

ABAG Finance Authority for Nonprofit Corporations, California, Multifamily Housing Revenue                   No Opt. Call
 Refunding Bonds, United Dominion/2000 Post Apartments, 2000 Series B, 6.250%, 8/15/30
 (Mandatory put 8/15/08)

California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds, Monte           6/06 at 100.00
 Vista Terrace, Senior Lien, Series 1996A, 6.375%, 9/01/20

Los Angeles Community Redevelopment Agency, California, Multifamily Housing Revenue Refunding              6/05 at 105.00
 Bonds, Angelus Plaza Project, Series 1995A, 7.400%, 6/15/10

City of Salinas, California, Housing Facility Refunding Revenue Bonds, Series 1994A, GNMA                  7/04 at 102.00
 Collateralized - Villa Serra Project, 6.500%, 7/20/17

Housing Authority of the County of Santa Cruz, California, Multifamily Housing Refunding Revenue           1/04 at 100.00
 Bonds, Series 1990A, FNMA Collateralized, 7.750%, 7/01/23
--------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 3.7%

California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-            No Opt. Call
 Backed Securities Program, 1997 Series A, 7.000%, 9/01/29 (Alternative Minimum Tax)

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,                    6/05 at 101.00
 2000 Series C, 6.150%, 12/01/27

County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds, Mortgage-Backed            5/07 at 22.57
 Securities Program, 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.7%

ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American   10/07 at 102.00
 Baptist Homes of the West Facilities Project, Series 1997A, 5.850%, 10/01/27

                                                                                                                        Market
Description                                                                                               Ratings**      Value
------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda                Baa2 $2,665,635
 County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,             BBB  4,042,300
 Series 2003A-1, 6.250%, 6/01/33
------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.5%

California Educational Facilities Authority, Pooled College and University Projects Revenue Bonds,             Baa2  1,010,957
 Series 1997B, Southern California College of Optometry, 6.300%, 4/01/21

California Statewide Community Development Authority, Certificates of Participation, San Diego Space            N/R  1,489,305
 and Science Foundation, Series 1996, 7.500%, 12/01/26

Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach                      AAA  1,008,250
 Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

University of California - Los Angeles, Refunding Certificates of Participation, Central Chiller/               Aa2  4,459,111
 Cogeneration Facility, Series 1993, 6.000%, 11/01/21 (Pre-refunded to 11/01/03)

University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,              Aa2  1,017,150
 Series 2002A, 5.250%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------
Healthcare - 6.7%

California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,                    A3  6,314,640
 Series 1999A, 6.125%, 12/01/30

California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds, Small Facilities       BBB  3,948,991
 Pooled Loan Program, 1994 Series B, 7.500%, 4/01/22

California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital,            BB+  2,934,225
 Series 1993, 5.750%, 5/15/15

Central California Joint Powers Health Financing Authority, Certificates of Participation, Community           Baa2  1,581,036
 Hospitals of Central California, Series 1993, 5.000%, 2/01/23

Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center Project,                    BB  2,429,708
 Series 1993A, 6.000%, 12/01/06
------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.1%

ABAG Finance Authority for Nonprofit Corporations, California, Multifamily Housing Revenue                     BBB-  8,901,060
 Refunding Bonds, United Dominion/2000 Post Apartments, 2000 Series B, 6.250%, 8/15/30
 (Mandatory put 8/15/08)

California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds, Monte                AAA  2,977,073
 Vista Terrace, Senior Lien, Series 1996A, 6.375%, 9/01/20

Los Angeles Community Redevelopment Agency, California, Multifamily Housing Revenue Refunding                   AAA  3,701,100
 Bonds, Angelus Plaza Project, Series 1995A, 7.400%, 6/15/10

City of Salinas, California, Housing Facility Refunding Revenue Bonds, Series 1994A, GNMA                       AAA  2,143,690
 Collateralized - Villa Serra Project, 6.500%, 7/20/17

Housing Authority of the County of Santa Cruz, California, Multifamily Housing Refunding Revenue                AAA    470,780
 Bonds, Series 1990A, FNMA Collateralized, 7.750%, 7/01/23
------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 3.7%

California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-               AAA  1,063,794
 Backed Securities Program, 1997 Series A, 7.000%, 9/01/29 (Alternative Minimum Tax)

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,                         Aa2  7,997,090
 2000 Series C, 6.150%, 12/01/27

County of San Bernardino, California, Single Family Home Mortgage Revenue Bonds, Mortgage-Backed                AAA    351,917
 Securities Program, 1997 Series A, 0.000%, 5/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.7%

ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American         BB+  4,945,105
 Baptist Homes of the West Facilities Project, Series 1997A, 5.850%, 10/01/27

----
9

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

    $  2,500 California Statewide Communities Development Authority, Certificates of Participation, Solheim
              Lutheran Home, 6.500%, 11/01/17

       2,000 Chico Redevelopment Agency, California, Insured Certificates of Participation, Sierra Sunrise Lodge,
              Series 1991A, Walker Senior Housing Corporation VII, 6.750%, 2/01/21
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.3%

       8,500 State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured

       3,335 State of California, General Obligation Bonds, Derivative Tax Exempt Receipts, Series 245,
              13.530%, 2/01/15 (IF)

       1,250 State of California, General Obligation Bonds, Series 2003, 5.250%, 2/01/15

       6,000 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003A, 5.000%, 7/01/22 - FSA Insured

       4,000 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003F, 4.750%, 7/01/24 - FGIC Insured

       2,000 San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B,
              5.125%, 7/01/22 - MBIA Insured

       2,000 West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds,
              Series 2003B, 5.000%, 8/01/20 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.0%

       1,000 City of Brea Community Facilities District No. 1997-1, California, 1998 Special Tax Bonds, Olinda
              Heights Public Improvements, 5.875%, 9/01/28

       1,400 Dinuba Financing Authority, California, Lease Revenue Refunding Bonds, Public Works Issue 2002,
              5.100%, 8/01/32 - MBIA Insured

       2,000 La Mirada Redevelopment Agency, California, Community Facilities District No. 89-1, 1998 Refunding
              Special Tax Bonds, Tax Increment Contribution, Civic Theatre Project, 5.700%, 10/01/20

       6,170 City of Milpitas, Santa Clara County, California, Limited Obligation Improvement Bonds, Local
              Improvement District No. 20, 1998 Series A, 5.700%, 9/02/18

       1,040 County of Nevada, California, Certificates of Participation, Series 2001 Refunding,
              5.250%, 10/01/13 - MBIA Insured

       5,000 Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District
              Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

         805 City of Ontario, San Bernardino County, California, Limited Obligation Improvement Bonds, Assessment
              District No. 100C, California Commerce Center Phase III, 8.000%, 9/02/11

       2,250 County of Orange, California, Special Tax Bonds, Community Facilities District No. 99-1 - Ladera Ranch,
              Series 1999A, 6.700%, 8/15/29

       2,000 Poway Community Facilities District 88-1, California, Special Tax Refunding Bonds, Parkway Business
              Centre, Series 1998, 6.750%, 8/15/15

       1,645 City of Rancho, California, Limited Obligation Improvement Bonds, Cucamoga Assessment District
              No. 93-1 - Masi Plaza, 6.250%, 9/02/22

       2,000 Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,
              Series 1999A, 5.900%, 3/20/29

       1,000 Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,
              5.400%, 11/01/20 - AMBAC Insured

         500 Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,
              5.400%, 11/01/20

         995 County of Sacramento, California, Improvement Area No. 1 Special Tax Refunding Bonds, Laguna Creek
              Ranch/Elliott Ranch Community Facilities District No. 1, 5.700%, 12/01/20

       2,000 San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home
              Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care (continued)

California Statewide Communities Development Authority, Certificates of Participation, Solheim           11/04 at 102.00
 Lutheran Home, 6.500%, 11/01/17

Chico Redevelopment Agency, California, Insured Certificates of Participation, Sierra Sunrise Lodge,      2/04 at 100.00
 Series 1991A, Walker Senior Housing Corporation VII, 6.750%, 2/01/21
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 11.3%

State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured             3/10 at 101.00

State of California, General Obligation Bonds, Derivative Tax Exempt Receipts, Series 245,                  No Opt. Call
 13.530%, 2/01/15 (IF)

State of California, General Obligation Bonds, Series 2003, 5.250%, 2/01/15                               8/13 at 100.00

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003A, 5.000%, 7/01/22 - FSA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B,  7/10 at 100.00
 5.125%, 7/01/22 - MBIA Insured

West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds,     8/11 at 101.00
 Series 2003B, 5.000%, 8/01/20 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 20.0%

City of Brea Community Facilities District No. 1997-1, California, 1998 Special Tax Bonds, Olinda         3/06 at 102.00
 Heights Public Improvements, 5.875%, 9/01/28

Dinuba Financing Authority, California, Lease Revenue Refunding Bonds, Public Works Issue 2002,           8/12 at 102.00
 5.100%, 8/01/32 - MBIA Insured

La Mirada Redevelopment Agency, California, Community Facilities District No. 89-1, 1998 Refunding       10/08 at 102.00
 Special Tax Bonds, Tax Increment Contribution, Civic Theatre Project, 5.700%, 10/01/20

City of Milpitas, Santa Clara County, California, Limited Obligation Improvement Bonds, Local             9/03 at 103.00
 Improvement District No. 20, 1998 Series A, 5.700%, 9/02/18

County of Nevada, California, Certificates of Participation, Series 2001 Refunding,                      10/11 at 100.00
 5.250%, 10/01/13 - MBIA Insured

Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District         3/13 at 100.00
 Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

City of Ontario, San Bernardino County, California, Limited Obligation Improvement Bonds, Assessment      9/03 at 103.00
 District No. 100C, California Commerce Center Phase III, 8.000%, 9/02/11

County of Orange, California, Special Tax Bonds, Community Facilities District No. 99-1 - Ladera Ranch,   8/09 at 102.00
 Series 1999A, 6.700%, 8/15/29

Poway Community Facilities District 88-1, California, Special Tax Refunding Bonds, Parkway Business       8/08 at 102.00
 Centre, Series 1998, 6.750%, 8/15/15

City of Rancho, California, Limited Obligation Improvement Bonds, Cucamoga Assessment District            9/03 at 103.00
 No. 93-1 - Masi Plaza, 6.250%, 9/02/22

Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,             3/09 at 102.00
 Series 1999A, 5.900%, 3/20/29

Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,               No Opt. Call
 5.400%, 11/01/20 - AMBAC Insured

Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,               No Opt. Call
 5.400%, 11/01/20

County of Sacramento, California, Improvement Area No. 1 Special Tax Refunding Bonds, Laguna Creek       12/07 at 102.00
 Ranch/Elliott Ranch Community Facilities District No. 1, 5.700%, 12/01/20

San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home          7/08 at 102.00
 Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

                                                                                                                       Market
Description                                                                                              Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------
Long-Term Care (continued)

California Statewide Communities Development Authority, Certificates of Participation, Solheim                 BBB $2,664,775
 Lutheran Home, 6.500%, 11/01/17

Chico Redevelopment Agency, California, Insured Certificates of Participation, Sierra Sunrise Lodge,           BBB  2,007,320
 Series 1991A, Walker Senior Housing Corporation VII, 6.750%, 2/01/21
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 11.3%

State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured                  AAA  8,951,860

State of California, General Obligation Bonds, Derivative Tax Exempt Receipts, Series 245,                     AAA  4,813,139
 13.530%, 2/01/15 (IF)

State of California, General Obligation Bonds, Series 2003, 5.250%, 2/01/15                                     A3  1,307,500

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA  6,034,380
 Series 2003A, 5.000%, 7/01/22 - FSA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA  3,823,800
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B,       AAA  2,022,860
 5.125%, 7/01/22 - MBIA Insured

West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds,          AAA  2,035,220
 Series 2003B, 5.000%, 8/01/20 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 20.0%

City of Brea Community Facilities District No. 1997-1, California, 1998 Special Tax Bonds, Olinda              N/R    979,480
 Heights Public Improvements, 5.875%, 9/01/28

Dinuba Financing Authority, California, Lease Revenue Refunding Bonds, Public Works Issue 2002,                AAA  1,397,214
 5.100%, 8/01/32 - MBIA Insured

La Mirada Redevelopment Agency, California, Community Facilities District No. 89-1, 1998 Refunding             N/R  1,970,080
 Special Tax Bonds, Tax Increment Contribution, Civic Theatre Project, 5.700%, 10/01/20

City of Milpitas, Santa Clara County, California, Limited Obligation Improvement Bonds, Local                  N/R  6,251,444
 Improvement District No. 20, 1998 Series A, 5.700%, 9/02/18

County of Nevada, California, Certificates of Participation, Series 2001 Refunding,                            Aaa  1,121,442
 5.250%, 10/01/13 - MBIA Insured

Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District              AAA  5,507,150
 Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

City of Ontario, San Bernardino County, California, Limited Obligation Improvement Bonds, Assessment           N/R    841,499
 District No. 100C, California Commerce Center Phase III, 8.000%, 9/02/11

County of Orange, California, Special Tax Bonds, Community Facilities District No. 99-1 - Ladera Ranch,        N/R  2,401,965
 Series 1999A, 6.700%, 8/15/29

Poway Community Facilities District 88-1, California, Special Tax Refunding Bonds, Parkway Business            N/R  2,149,500
 Centre, Series 1998, 6.750%, 8/15/15

City of Rancho, California, Limited Obligation Improvement Bonds, Cucamoga Assessment District                 N/R  1,678,361
 No. 93-1 - Masi Plaza, 6.250%, 9/02/22

Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,                  N/R  1,787,540
 Series 1999A, 5.900%, 3/20/29

Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,                  AAA  1,082,410
 5.400%, 11/01/20 - AMBAC Insured

Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,                  AA-    533,515
 5.400%, 11/01/20

County of Sacramento, California, Improvement Area No. 1 Special Tax Refunding Bonds, Laguna Creek             N/R    979,985
 Ranch/Elliott Ranch Community Facilities District No. 1, 5.700%, 12/01/20

San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home               N/R  1,869,120
 Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

----
10

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  7,090 Redevelopment Agency of the City of San Marcos, California, Tax Allocation Bonds, 1997 Affordable
              Housing Project, Series 1977A, 6.000%, 10/01/27 (Alternative Minimum Tax)

       3,200 Seal Beach Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Series 2000A,
              5.750%, 12/15/35 - ACA Insured

       4,000 Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional
              Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17

       2,555 City of Stockton, California, Limited Obligation Refunding Improvement Bonds, Weber/Sperry Ranches
              Assessment District, Series 22, 5.650%, 9/02/13

       2,000 Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A, Community
              Correctional Facility Acquisition Project, 6.050%, 1/01/17

       1,500 Vallejo Public Financing Authority, California, 1998 Limited Obligation Revenue Bonds, Fairgrounds
              Drive Assessment District Refinancing, 5.700%, 9/02/11
--------------------------------------------------------------------------------------------------------------------
             Transportation - 10.1%

       3,000 Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge Revenue Bonds, Series 2001D,
              5.000%, 4/01/16

       4,460 California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Revenue Bonds, First
              Lien, Series 2003A, 5.000%, 7/01/22 - FSA Insured

       2,000 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
              5.000%, 1/01/35

       2,750 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,
              Series 1999, 0.000%, 1/15/28

             Port of Oakland, California, Revenue Bonds, Series 2000K:
       2,000  5.500%, 11/01/09  (Alternative Minimum Tax) - FGIC Insured
       4,000  5.750%, 11/01/29  (Alternative Minimum Tax) - FGIC Insured

       5,500 Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 - FGIC Insured

       2,475 San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San
              Francisco International Airport, Second Series, Issue 28B, 5.250%, 5/01/22 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 5.6%

       3,115 California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects,
              Series 2000C, 6.750%, 6/01/30

       2,505 Harbor Department of the City of Los Angeles, California, Revenue Bonds, Issue 1988, 7.600%, 10/01/18

       6,225 Merced Irrigation District, California, Subordinated Revenue Certificates of Participation, Electric
              System Project, Series 2000, 7.450%, 3/01/18  (Pre-refunded to 3/01/08)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 15.0%

       1,429 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of
              Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

       4,500 California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

       6,420 California Department of Water Resources, Power Supply Revenue Bonds, RITES PA-1120R,
              Series 2003, 13.950%, 5/01/14 (IF) - AMBAC Insured

       3,000 California Statewide Community Development Authority, Refunding Certificates of Participation,
              Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18

             Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
       5,000  5.250%, 7/01/15
      10,000  5.250%, 7/01/21 - FSA Insured

       3,405 Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series 2001,
              6.850%, 9/01/36

       3,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Cogeneration Facility Revenue Bonds, 2000 Series A, 6.625%, 6/01/26 (Alternative
              Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Redevelopment Agency of the City of San Marcos, California, Tax Allocation Bonds, 1997 Affordable      10/07 at 102.00         A
 Housing Project, Series 1977A, 6.000%, 10/01/27 (Alternative Minimum Tax)

Seal Beach Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Series 2000A,             12/11 at 102.00         A
 5.750%, 12/15/35 - ACA Insured

Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional       1/07 at 101.00        A3
 Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17

City of Stockton, California, Limited Obligation Refunding Improvement Bonds, Weber/Sperry Ranches        No Opt. Call       N/R
 Assessment District, Series 22, 5.650%, 9/02/13

Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A, Community              1/07 at 101.00        A3
 Correctional Facility Acquisition Project, 6.050%, 1/01/17

Vallejo Public Financing Authority, California, 1998 Limited Obligation Revenue Bonds, Fairgrounds        No Opt. Call       N/R
 Drive Assessment District Refinancing, 5.700%, 9/02/11
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 10.1%

Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge Revenue Bonds, Series 2001D,    4/11 at 100.00        AA
 5.000%, 4/01/16

California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Revenue Bonds, First     7/13 at 100.00       AAA
 Lien, Series 2003A, 5.000%, 7/01/22 - FSA Insured

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,     1/10 at 100.00      BBB-
 5.000%, 1/01/35

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,         1/14 at 101.00      BBB-
 Series 1999, 0.000%, 1/15/28

Port of Oakland, California, Revenue Bonds, Series 2000K:
 5.500%, 11/01/09  (Alternative Minimum Tax) - FGIC Insured                                              No Opt. Call       AAA
 5.750%, 11/01/29  (Alternative Minimum Tax) - FGIC Insured                                            5/10 at 100.00       AAA

Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 - FGIC Insured              11/12 at 100.00       AAA

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San             5/12 at 100.00       AAA
 Francisco International Airport, Second Series, Issue 28B, 5.250%, 5/01/22 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects,     6/10 at 101.00   Baa3***
 Series 2000C, 6.750%, 6/01/30

Harbor Department of the City of Los Angeles, California, Revenue Bonds, Issue 1988, 7.600%, 10/01/18     No Opt. Call       AAA

Merced Irrigation District, California, Subordinated Revenue Certificates of Participation, Electric    3/08 at 102.00       AAA
 System Project, Series 2000, 7.450%, 3/01/18  (Pre-refunded to 3/01/08)
---------------------------------------------------------------------------------------------------------------------------------
Utilities - 15.0%

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of       7/07 at 102.00       N/R
 Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18     5/12 at 101.00        A3

California Department of Water Resources, Power Supply Revenue Bonds, RITES PA-1120R,                   5/12 at 101.00       AAA
 Series 2003, 13.950%, 5/01/14 (IF) - AMBAC Insured

California Statewide Community Development Authority, Refunding Certificates of Participation,         12/04 at 102.00       N/R
 Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
 5.250%, 7/01/15                                                                                       7/11 at 100.00       AA-
 5.250%, 7/01/21 - FSA Insured                                                                         7/11 at 100.00       AAA

Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series 2001,  9/05 at 102.00      Baa3
 6.850%, 9/01/36

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    6/10 at 101.00      Baa2
 Authority, Cogeneration Facility Revenue Bonds, 2000 Series A, 6.625%, 6/01/26 (Alternative
 Minimum Tax)

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Redevelopment Agency of the City of San Marcos, California, Tax Allocation Bonds, 1997 Affordable      $ 7,383,172
 Housing Project, Series 1977A, 6.000%, 10/01/27 (Alternative Minimum Tax)

Seal Beach Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Series 2000A,               3,252,128
 5.750%, 12/15/35 - ACA Insured

Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional        4,173,560
 Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17

City of Stockton, California, Limited Obligation Refunding Improvement Bonds, Weber/Sperry Ranches       2,629,555
 Assessment District, Series 22, 5.650%, 9/02/13

Taft Public Financing Authority, California, Lease Revenue Bonds, 1997 Series A, Community               2,086,780
 Correctional Facility Acquisition Project, 6.050%, 1/01/17

Vallejo Public Financing Authority, California, 1998 Limited Obligation Revenue Bonds, Fairgrounds       1,520,670
 Drive Assessment District Refinancing, 5.700%, 9/02/11
------------------------------------------------------------------------------------------------------------------
Transportation - 10.1%

Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge Revenue Bonds, Series 2001D,     3,123,780
 5.000%, 4/01/16

California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Revenue Bonds, First      4,485,556
 Lien, Series 2003A, 5.000%, 7/01/22 - FSA Insured

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,      1,779,160
 5.000%, 1/01/35

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,          1,827,980
 Series 1999, 0.000%, 1/15/28

Port of Oakland, California, Revenue Bonds, Series 2000K:
 5.500%, 11/01/09  (Alternative Minimum Tax) - FGIC Insured                                             2,229,620
 5.750%, 11/01/29  (Alternative Minimum Tax) - FGIC Insured                                             4,155,480

Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 - FGIC Insured                5,758,390

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San              2,541,602
 Francisco International Airport, Second Series, Issue 28B, 5.250%, 5/01/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 5.6%

California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects,      3,723,266
 Series 2000C, 6.750%, 6/01/30

Harbor Department of the City of Los Angeles, California, Revenue Bonds, Issue 1988, 7.600%, 10/01/18    3,103,545

Merced Irrigation District, California, Subordinated Revenue Certificates of Participation, Electric     7,514,322
 System Project, Series 2000, 7.450%, 3/01/18  (Pre-refunded to 3/01/08)
------------------------------------------------------------------------------------------------------------------
Utilities - 15.0%

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of          257,257
 Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18      4,544,100

California Department of Water Resources, Power Supply Revenue Bonds, RITES PA-1120R,                    8,305,618
 Series 2003, 13.950%, 5/01/14 (IF) - AMBAC Insured

California Statewide Community Development Authority, Refunding Certificates of Participation,           2,454,810
 Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
 5.250%, 7/01/15                                                                                        5,357,300
 5.250%, 7/01/21 - FSA Insured                                                                         10,317,500

Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series 2001,   3,568,202
 6.850%, 9/01/36

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing     3,606,995
 Authority, Cogeneration Facility Revenue Bonds, 2000 Series A, 6.625%, 6/01/26 (Alternative
 Minimum Tax)

----
11

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                  Optional Call                 Market
Amount (000) Description                        Provisions* Ratings**        Value
----------------------------------------------------------------------------------
             Water and Sewer - 7.5%

    $  2,500 City of Fresno, California,       No Opt. Call       AAA $  2,495,500
              Sewer System Revenue Bonds,
              1993 Series A-1, 4.750%,
              9/01/21 - AMBAC Insured

       8,000 Los Angeles Department of       7/11 at 100.00        AA    7,802,400
              Water and Power, California,
              Waterworks Revenue Bonds,
              Series 2001A Refunding,
              5.125%, 7/01/41

       3,500 Los Angeles, California,        6/08 at 101.00       AAA    3,443,580
              Wastewater System Revenue
              Bonds, Series 1998A, 5.000%,
              6/01/28 - FGIC Insured

       1,190 Pasadena, California, Water     6/13 at 100.00       AAA    1,212,455
              Revenue Refunding Bonds,
              Series 2003, 5.000%,
              6/01/20 - FGIC Insured

       1,670 Sacramento County Sanitation   12/10 at 101.00        AA    2,378,563
              Districts Financing
              Authority, California,
              Residual Interest
              Certificates, Sacramento
              Regional County Sanitation
              District, Series 694R-A,
              14.740%, 12/01/10 (IF)

       1,385 Sacramento County Sanitation   12/10 at 101.00        AA    1,792,508
              Districts Financing
              Authority, California,
              Residual Interest
              Certificates, Sacramento
              Regional County Sanitation
              District, Series 694R-B,
              13.090%, 12/01/11 (IF)
----------------------------------------------------------------------------------
    $243,379 Total Long-Term Investments                               248,489,830
              (cost $246,325,359) - 96.8%
----------------------------------------------------------------------------------
------------
             Other Assets Less                                           8,098,733
              Liabilities - 3.2%

             --------------------------------------------------------------------
             Net Assets - 100%                                        $256,588,563

             --------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc., has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
12

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND
August 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.8%

    $  5,000 California Educational Facilities Authority, Student Loan Revenue Bonds, California Loan Program,
              Series 2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

       1,030 Foundation of California State University, Auxiliary Organization Bonds, Monterey Bay, Series 2001,
              5.350%, 6/01/31 - MBIA Insured

       5,000 Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach
              Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

       4,100 University of California, Revenue Bonds, Multiple Purpose Projects, Series 2003A, 5.000%, 5/15/33
              (WI, settling 9/09/03) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 4.8%

       2,000 Antelope Valley Healthcare District, California, Insured Refunding Revenue Bonds, Series 1997A,
              5.200%, 1/01/27 - FSA Insured

       4,000 California Statewide Communities Development Authority, Certificates of Participation, Members of the
              Sutter Health Obligated Group, 5.500%, 8/15/31 - FSA Insured

       6,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,
              Series 1999A, 6.000%, 1/01/29 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.2%

             California Statewide Communities Development Authority, Multifamily Housing Revenue Senior Bonds,
             Westgate Courtyards Apartments Project, Series 2001-X1:
       1,000  5.200%, 12/01/16 - AMBAC Insured
       4,180  5.420%, 12/01/34 - AMBAC Insured

       1,220 California Statewide Communities Development Authority, Multifamily Revenue Bonds, Heritage Park
              Apartments, Senior Lien, Series 2002-PP-1, 5.250%, 6/01/36 (Alternative Minimum Tax) - AMBAC
              Insured

       6,526 California Statewide Communities Development Authority, Residential Care Revenue Bonds, GNMA
              Collateralized, Canoga Care Centre Project, 2000 Series A, 7.500%, 11/20/35

       2,765 Los Angeles Community Redevelopment Agency, California, FNMA Collateralized Multifamily Housing
              Revenue Refunding Bonds, Angelus Plaza Section 8 Project, Series 1995A, 7.400%, 6/15/10

       3,865 Los Angeles, California, GNMA Multifamily Housing Revenue Bonds, Mortgage-Backed Securities
              Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.400%, 1/20/31

       2,350 City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1992A, FHA-Insured Mortgage
              Loan - Creekside Park Apartments Project, 6.625%, 7/01/24 - MBIA Insured

       2,000 City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1994A, FHA-Insured Mortgage
              Loan - Creekside Park II Apartments Project, 6.625%, 7/01/25 - MBIA Insured

       1,285 Housing Authority of the County of Santa Cruz, California, Multifamily Housing Revenue Bonds, GNMA
              Collateralized - Northgate Apartments, 1999 Series A, 5.500%, 7/20/40
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 11.3%

       3,840 California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A-1, 6.050%, 8/01/26
              (Alternative Minimum Tax)

          75 California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series E, 6.100%, 8/01/29
              (Alternative Minimum Tax) - AMBAC Insured

       1,250 California Housing Finance Agency, Home Mortgage Revenue Bonds, 2001 Series L, 5.150%, 8/01/17 -
              FSA Insured

      34,380 California Housing Finance Agency, Home Mortgage Revenue Bonds, 2002 Series K, 0.000%, 2/01/22
              (Alternative Minimum Tax) - MBIA Insured

       3,985 California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-
              Backed Securities Program, 2002 Series D, 5.650%, 6/01/34 (Alternative Minimum Tax)

             Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
             Series 2002A:
       3,500  5.300%, 12/01/21 - AMBAC Insured
       5,000  5.350%, 12/01/27 - AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.8%

California Educational Facilities Authority, Student Loan Revenue Bonds, California Loan Program,      3/08 at 102.00       Aaa
 Series 2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

Foundation of California State University, Auxiliary Organization Bonds, Monterey Bay, Series 2001,    6/11 at 100.00       AAA
 5.350%, 6/01/31 - MBIA Insured

Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach            11/11 at 101.00       AAA
 Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

University of California, Revenue Bonds, Multiple Purpose Projects, Series 2003A, 5.000%, 5/15/33      5/13 at 100.00       AAA
 (WI, settling 9/09/03) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 4.8%

Antelope Valley Healthcare District, California, Insured Refunding Revenue Bonds, Series 1997A,        1/08 at 102.00       AAA
 5.200%, 1/01/27 - FSA Insured

California Statewide Communities Development Authority, Certificates of Participation, Members of the  8/09 at 101.00       AAA
 Sutter Health Obligated Group, 5.500%, 8/15/31 - FSA Insured

Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,              1/10 at 100.00       AAA
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 10.2%

California Statewide Communities Development Authority, Multifamily Housing Revenue Senior Bonds,
Westgate Courtyards Apartments Project, Series 2001-X1:
 5.200%, 12/01/16 - AMBAC Insured                                                                    12/11 at 100.00       AAA
 5.420%, 12/01/34 - AMBAC Insured                                                                    12/11 at 100.00       AAA

California Statewide Communities Development Authority, Multifamily Revenue Bonds, Heritage Park      12/12 at 100.00       AAA
 Apartments, Senior Lien, Series 2002-PP-1, 5.250%, 6/01/36 (Alternative Minimum Tax) - AMBAC
 Insured

California Statewide Communities Development Authority, Residential Care Revenue Bonds, GNMA          11/10 at 105.00       Aaa
 Collateralized, Canoga Care Centre Project, 2000 Series A, 7.500%, 11/20/35

Los Angeles Community Redevelopment Agency, California, FNMA Collateralized Multifamily Housing        6/05 at 105.00       AAA
 Revenue Refunding Bonds, Angelus Plaza Section 8 Project, Series 1995A, 7.400%, 6/15/10

Los Angeles, California, GNMA Multifamily Housing Revenue Bonds, Mortgage-Backed Securities            7/11 at 102.00       AAA
 Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.400%, 1/20/31

City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1992A, FHA-Insured Mortgage         1/04 at 101.00       AAA
 Loan - Creekside Park Apartments Project, 6.625%, 7/01/24 - MBIA Insured

City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1994A, FHA-Insured Mortgage         7/04 at 101.00       AAA
 Loan - Creekside Park II Apartments Project, 6.625%, 7/01/25 - MBIA Insured

Housing Authority of the County of Santa Cruz, California, Multifamily Housing Revenue Bonds, GNMA     7/09 at 102.00       AAA
 Collateralized - Northgate Apartments, 1999 Series A, 5.500%, 7/20/40
--------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 11.3%

California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A-1, 6.050%, 8/01/26   2/07 at 102.00       AAA
 (Alternative Minimum Tax)

California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series E, 6.100%, 8/01/29         8/07 at 102.00       AAA
 (Alternative Minimum Tax) - AMBAC Insured

California Housing Finance Agency, Home Mortgage Revenue Bonds, 2001 Series L, 5.150%, 8/01/17 -       8/11 at 100.00       AAA
 FSA Insured

California Housing Finance Agency, Home Mortgage Revenue Bonds, 2002 Series K, 0.000%, 2/01/22          2/12 at 54.57       AAA
 (Alternative Minimum Tax) - MBIA Insured

California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-        No Opt. Call       Aaa
 Backed Securities Program, 2002 Series D, 5.650%, 6/01/34 (Alternative Minimum Tax)

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
Series 2002A:
 5.300%, 12/01/21 - AMBAC Insured                                                                     6/12 at 101.00       AAA
 5.350%, 12/01/27 - AMBAC Insured                                                                     6/12 at 101.00       AAA

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.8%

California Educational Facilities Authority, Student Loan Revenue Bonds, California Loan Program,     $     5,143,450
 Series 2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

Foundation of California State University, Auxiliary Organization Bonds, Monterey Bay, Series 2001,         1,055,647
 5.350%, 6/01/31 - MBIA Insured

Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach                  5,041,250
 Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

University of California, Revenue Bonds, Multiple Purpose Projects, Series 2003A, 5.000%, 5/15/33           4,034,195
 (WI, settling 9/09/03) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
Healthcare - 4.8%

Antelope Valley Healthcare District, California, Insured Refunding Revenue Bonds, Series 1997A,             2,005,740
 5.200%, 1/01/27 - FSA Insured

California Statewide Communities Development Authority, Certificates of Participation, Members of the       4,045,960
 Sutter Health Obligated Group, 5.500%, 8/15/31 - FSA Insured

Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,                   6,615,180
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 10.2%

California Statewide Communities Development Authority, Multifamily Housing Revenue Senior Bonds,
Westgate Courtyards Apartments Project, Series 2001-X1:
 5.200%, 12/01/16 - AMBAC Insured                                                                          1,034,230
 5.420%, 12/01/34 - AMBAC Insured                                                                          4,242,407

California Statewide Communities Development Authority, Multifamily Revenue Bonds, Heritage Park            1,167,040
 Apartments, Senior Lien, Series 2002-PP-1, 5.250%, 6/01/36 (Alternative Minimum Tax) - AMBAC
 Insured

California Statewide Communities Development Authority, Residential Care Revenue Bonds, GNMA                7,584,517
 Collateralized, Canoga Care Centre Project, 2000 Series A, 7.500%, 11/20/35

Los Angeles Community Redevelopment Agency, California, FNMA Collateralized Multifamily Housing             2,961,951
 Revenue Refunding Bonds, Angelus Plaza Section 8 Project, Series 1995A, 7.400%, 6/15/10

Los Angeles, California, GNMA Multifamily Housing Revenue Bonds, Mortgage-Backed Securities                 3,944,348
 Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.400%, 1/20/31

City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1992A, FHA-Insured Mortgage              2,375,850
 Loan - Creekside Park Apartments Project, 6.625%, 7/01/24 - MBIA Insured

City of Napa, California, Mortgage Revenue Refunding Bonds, Series 1994A, FHA-Insured Mortgage              2,041,420
 Loan - Creekside Park II Apartments Project, 6.625%, 7/01/25 - MBIA Insured

Housing Authority of the County of Santa Cruz, California, Multifamily Housing Revenue Bonds, GNMA          1,304,969
 Collateralized - Northgate Apartments, 1999 Series A, 5.500%, 7/20/40
---------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 11.3%

California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A-1, 6.050%, 8/01/26        3,941,645
 (Alternative Minimum Tax)

California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series E, 6.100%, 8/01/29                 76,880
 (Alternative Minimum Tax) - AMBAC Insured

California Housing Finance Agency, Home Mortgage Revenue Bonds, 2001 Series L, 5.150%, 8/01/17 -            1,278,750
 FSA Insured

California Housing Finance Agency, Home Mortgage Revenue Bonds, 2002 Series K, 0.000%, 2/01/22             11,467,793
 (Alternative Minimum Tax) - MBIA Insured

California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-           4,089,048
 Backed Securities Program, 2002 Series D, 5.650%, 6/01/34 (Alternative Minimum Tax)

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
Series 2002A:
 5.300%, 12/01/21 - AMBAC Insured                                                                          3,577,560
 5.350%, 12/01/27 - AMBAC Insured                                                                          5,074,350

----
13

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.7%

    $ 31,000 State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured

       3,305 Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds,
              Election of 2002, Series C, 5.200%, 8/01/32 - FGIC Insured

             Golden West Schools Financing Authority, California, 1998 Revenue Bonds, Series A, School District
             General Obligation Refunding Program:
       2,650  0.000%, 8/01/19 - MBIA Insured
       2,755  0.000%, 8/01/20 - MBIA Insured
       2,855  0.000%, 8/01/21 - MBIA Insured

       5,000 Los Angeles Unified School District, California, General Obligation Bonds, Election of 1997,
              Series 2002E, 5.125%, 1/01/27 - MBIA Insured

       3,040 Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds,
              Election of 1991, Series A, 0.000%, 9/01/15 - MBIA Insured

       4,900 West Covina Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2002A Refunding, 5.800%, 8/01/30 -  MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.3%

       1,225 Redevelopment Agency of the City of Barstow, California, Central Redevelopment Project Tax Allocation
              Bonds, 1994 Series A, 7.000%, 9/01/14 - MBIA Insured

       7,005 Big Bear Lake Financing Authority, San Bernardino County, California, 1995 Tax Allocation Refunding
              Revenue Bonds, 6.300%, 8/01/25 - AMBAC Insured

       5,285 Chino Unified School District, California, Certificates of Participation, Master Lease Program,
              Series 1995, 6.125%, 9/01/26 - FSA Insured

         850 Redevelopment Agency of the City of Concord, California, Tax Allocation Bonds, Central Concord
              Redevelopment Project, Series 1988-2, 7.875%, 7/01/07 - MBIA Insured

       4,150 Redevelopment Agency of the City of Moorpark, California, Tax Allocation Bonds, Moorpark
              Redevelopment Project, Series 2001, 5.125%, 10/01/31 - AMBAC Insured

       7,040 Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation
              Revenue Refunding Bonds, Series 1995A, 6.050%, 9/01/25 - FSA Insured

       5,120 Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -
               MBIA Insured

      14,050 Paramount Redevelopment Agency, Los Angeles County, California, Compound Interest Tax Allocation
              Refunding Bonds, Redevelopment Project Area No. 1, Issue 1998, 0.000%, 8/01/26 - MBIA Insured

       8,000 Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County
              Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

             Redevelopment Agency of the City and County of San Francisco, California, Lease Revenue Bonds,
             Series 1994, George R. Moscone Convention Center:
       2,250  6.800%, 7/01/19 -  FSA Insured
       1,000  6.750%, 7/01/24 - FSA Insured

       1,490 Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 1997, Capital Facilities
              Project, 5.125%, 10/01/22 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 9.1%

       6,500 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
              5.000%, 1/01/35 - MBIA Insured

       3,255 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,
              Series 1999, 5.750%, 1/15/40 - MBIA Insured

       2,000 Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum
              Tax) - FGIC Insured

       1,290 San Francisco City and County Airports Commission, California, San Francisco International Airport
              Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22
              (Alternative Minimum Tax) - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 19.7%

State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured           3/10 at 101.00       AAA

Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds,  8/10 at 102.00       AAA
 Election of 2002, Series C, 5.200%, 8/01/32 - FGIC Insured

Golden West Schools Financing Authority, California, 1998 Revenue Bonds, Series A, School District
General Obligation Refunding Program:
 0.000%, 8/01/19 - MBIA Insured                                                                         8/13 at 68.56       AAA
 0.000%, 8/01/20 - MBIA Insured                                                                         8/13 at 63.85       AAA
 0.000%, 8/01/21 - MBIA Insured                                                                         8/13 at 59.63       AAA

Los Angeles Unified School District, California, General Obligation Bonds, Election of 1997,            7/12 at 100.00       AAA
 Series 2002E, 5.125%, 1/01/27 - MBIA Insured

Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds,          No Opt. Call       AAA
 Election of 1991, Series A, 0.000%, 9/01/15 - MBIA Insured

West Covina Unified School District, Los Angeles County, California, General Obligation Bonds,            No Opt. Call       AAA
 Series 2002A Refunding, 5.800%, 8/01/30 -  MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 19.3%

Redevelopment Agency of the City of Barstow, California, Central Redevelopment Project Tax Allocation     No Opt. Call       AAA
 Bonds, 1994 Series A, 7.000%, 9/01/14 - MBIA Insured

Big Bear Lake Financing Authority, San Bernardino County, California, 1995 Tax Allocation Refunding     8/05 at 102.00       AAA
 Revenue Bonds, 6.300%, 8/01/25 - AMBAC Insured

Chino Unified School District, California, Certificates of Participation, Master Lease Program,         9/05 at 102.00       AAA
 Series 1995, 6.125%, 9/01/26 - FSA Insured

Redevelopment Agency of the City of Concord, California, Tax Allocation Bonds, Central Concord          1/04 at 100.00       AAA
 Redevelopment Project, Series 1988-2, 7.875%, 7/01/07 - MBIA Insured

Redevelopment Agency of the City of Moorpark, California, Tax Allocation Bonds, Moorpark               10/12 at 102.00       AAA
 Redevelopment Project, Series 2001, 5.125%, 10/01/31 - AMBAC Insured

Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation        9/05 at 102.00       AAA
 Revenue Refunding Bonds, Series 1995A, 6.050%, 9/01/25 - FSA Insured

Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -      7/06 at 102.00       AAA
  MBIA Insured

Paramount Redevelopment Agency, Los Angeles County, California, Compound Interest Tax Allocation          No Opt. Call       AAA
 Refunding Bonds, Redevelopment Project Area No. 1, Issue 1998, 0.000%, 8/01/26 - MBIA Insured

Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County         6/12 at 101.00       AAA
 Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

Redevelopment Agency of the City and County of San Francisco, California, Lease Revenue Bonds,
Series 1994, George R. Moscone Convention Center:
 6.800%, 7/01/19 -  FSA Insured                                                                        7/04 at 102.00       AAA
 6.750%, 7/01/24 - FSA Insured                                                                         7/04 at 102.00       AAA

Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 1997, Capital Facilities    10/07 at 102.00       AAA
 Project, 5.125%, 10/01/22 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 9.1%

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,     1/10 at 100.00       AAA
 5.000%, 1/01/35 - MBIA Insured

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,         1/10 at 101.00       AAA
 Series 1999, 5.750%, 1/15/40 - MBIA Insured

Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum         5/10 at 100.00       AAA
 Tax) - FGIC Insured

San Francisco City and County Airports Commission, California, San Francisco International Airport      1/08 at 101.00       AAA
 Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22
 (Alternative Minimum Tax) - AMBAC Insured

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 19.7%

State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/27 - MBIA Insured          $    32,647,960

Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds,       3,331,143
 Election of 2002, Series C, 5.200%, 8/01/32 - FGIC Insured

Golden West Schools Financing Authority, California, 1998 Revenue Bonds, Series A, School District
General Obligation Refunding Program:
 0.000%, 8/01/19 - MBIA Insured                                                                             1,058,967
 0.000%, 8/01/20 - MBIA Insured                                                                             1,014,419
 0.000%, 8/01/21 - MBIA Insured                                                                               973,327

Los Angeles Unified School District, California, General Obligation Bonds, Election of 1997,                 5,017,300
 Series 2002E, 5.125%, 1/01/27 - MBIA Insured

Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds,             1,711,064
 Election of 1991, Series A, 0.000%, 9/01/15 - MBIA Insured

West Covina Unified School District, Los Angeles County, California, General Obligation Bonds,               5,510,099
 Series 2002A Refunding, 5.800%, 8/01/30 -  MBIA Insured
----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 19.3%

Redevelopment Agency of the City of Barstow, California, Central Redevelopment Project Tax Allocation        1,521,732
 Bonds, 1994 Series A, 7.000%, 9/01/14 - MBIA Insured

Big Bear Lake Financing Authority, San Bernardino County, California, 1995 Tax Allocation Refunding          7,667,043
 Revenue Bonds, 6.300%, 8/01/25 - AMBAC Insured

Chino Unified School District, California, Certificates of Participation, Master Lease Program,              5,783,270
 Series 1995, 6.125%, 9/01/26 - FSA Insured

Redevelopment Agency of the City of Concord, California, Tax Allocation Bonds, Central Concord                 868,692
 Redevelopment Project, Series 1988-2, 7.875%, 7/01/07 - MBIA Insured

Redevelopment Agency of the City of Moorpark, California, Tax Allocation Bonds, Moorpark                     4,137,550
 Redevelopment Project, Series 2001, 5.125%, 10/01/31 - AMBAC Insured

Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation             7,693,453
 Revenue Refunding Bonds, Series 1995A, 6.050%, 9/01/25 - FSA Insured

Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -           5,622,835
  MBIA Insured

Paramount Redevelopment Agency, Los Angeles County, California, Compound Interest Tax Allocation             3,826,939
 Refunding Bonds, Redevelopment Project Area No. 1, Issue 1998, 0.000%, 8/01/26 - MBIA Insured

Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County              8,156,240
 Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

Redevelopment Agency of the City and County of San Francisco, California, Lease Revenue Bonds,
Series 1994, George R. Moscone Convention Center:
 6.800%, 7/01/19 -  FSA Insured                                                                             2,386,530
 6.750%, 7/01/24 - FSA Insured                                                                              1,060,260

Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 1997, Capital Facilities          1,508,729
 Project, 5.125%, 10/01/22 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
Transportation - 9.1%

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,          6,355,635
 5.000%, 1/01/35 - MBIA Insured

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,              3,482,557
 Series 1999, 5.750%, 1/15/40 - MBIA Insured

Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum              2,077,740
 Tax) - FGIC Insured

San Francisco City and County Airports Commission, California, San Francisco International Airport           1,293,354
 Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22
 (Alternative Minimum Tax) - AMBAC Insured

----
14

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  3,470 San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International
              Airport, Second Series, Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) -  FSA Insured

       1,320 San Francisco City and County Airports Commission, California, San Francisco International Airport Special
              Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative
              Minimum Tax) - FSA Insured

         625 San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International
              Airport, Second Series, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

       5,000 San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San Francisco
              International Airport, Second Series, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) -
               MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.8%

       1,705 Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995,
              6.125%, 9/01/26 (Pre-refunded to 9/01/05) - FSA Insured

       3,000 Gilroy Unified School District, Santa Clara County, California, Certificates of Participation, Series 1994,
              6.250%, 9/01/12 (Pre-refunded to 9/01/04) - FSA Insured

       2,500 Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40

       6,070 Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,
              Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured

       2,500 San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax Bonds,
              1992 Series A, 6.000%, 3/01/10 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
             Utilities - 5.7%

       5,000 California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Pacific Gas
              and Electric Company, Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax) -
               MBIA Insured

       1,000 California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Southern
              California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured

       3,500 Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project Number One,
              Series 1998A, 5.125%, 7/01/23 - MBIA Insured

       1,950 Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative
              Minimum Tax) - AMBAC Insured

       3,000 City of Shasta Lake, California, 1996 Certificates of Participation, 6.000%, 4/01/16 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.1%

       3,070 California Special District Finance Program, Certificates of Participation, Series 2001NN, 5.250%, 9/01/32 -
               MBIA Insured

       4,350 Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 -
               FGIC Insured

       2,500 Southern California Metropolitan Water District, Water Revenue Refunding Bonds, Series 1996B,
              4.750%, 7/01/21 - MBIA Insured

      12,500 Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33
              (DD, settling 9/02/03) - FGIC Insured

                                                                                                               Optional Call
Description                                                                                                      Provisions*
-----------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International     5/08 at 101.00
 Airport, Second Series, Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) -  FSA Insured

San Francisco City and County Airports Commission, California, San Francisco International Airport Special    1/08 at 102.00
 Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative
 Minimum Tax) - FSA Insured

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International     5/10 at 101.00
 Airport, Second Series, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San Francisco         5/11 at 100.00
 International Airport, Second Series, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) -
  MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 6.8%

Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995,  9/05 at 102.00
 6.125%, 9/01/26 (Pre-refunded to 9/01/05) - FSA Insured

Gilroy Unified School District, Santa Clara County, California, Certificates of Participation, Series 1994,   9/04 at 102.00
 6.250%, 9/01/12 (Pre-refunded to 9/01/04) - FSA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40     10/10 at 101.00

Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,             7/09 at 102.00
 Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured

San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax Bonds,       9/03 at 101.00
 1992 Series A, 6.000%, 3/01/10 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------
Utilities - 5.7%

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Pacific Gas      4/11 at 102.00
 and Electric Company, Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax) -
  MBIA Insured

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Southern         9/09 at 101.00
 California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured

Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project Number One,                  7/08 at 101.00
 Series 1998A, 5.125%, 7/01/23 - MBIA Insured

Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative    8/12 at 100.00
 Minimum Tax) - AMBAC Insured

City of Shasta Lake, California, 1996 Certificates of Participation, 6.000%, 4/01/16 - FSA Insured            4/05 at 102.00
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 11.1%

California Special District Finance Program, Certificates of Participation, Series 2001NN, 5.250%, 9/01/32 -  9/10 at 100.00
  MBIA Insured

Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 -         1/08 at 101.00
  FGIC Insured

Southern California Metropolitan Water District, Water Revenue Refunding Bonds, Series 1996B,                 7/06 at 100.00
 4.750%, 7/01/21 - MBIA Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33    8/13 at 100.00
 (DD, settling 9/02/03) - FGIC Insured

Description                                                                                                  Ratings**
-----------------------------------------------------------------------------------------------------------------------
Transportation (continued)

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International          AAA
 Airport, Second Series, Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) -  FSA Insured

San Francisco City and County Airports Commission, California, San Francisco International Airport Special         AAA
 Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative
 Minimum Tax) - FSA Insured

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International          AAA
 Airport, Second Series, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San Francisco              AAA
 International Airport, Second Series, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) -
  MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 6.8%

Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995,       AAA
 6.125%, 9/01/26 (Pre-refunded to 9/01/05) - FSA Insured

Gilroy Unified School District, Santa Clara County, California, Certificates of Participation, Series 1994,        AAA
 6.250%, 9/01/12 (Pre-refunded to 9/01/04) - FSA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40           AAA

Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,                  Aaa
 Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured

San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax Bonds,            AAA
 1992 Series A, 6.000%, 3/01/10 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
Utilities - 5.7%

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Pacific Gas           AAA
 and Electric Company, Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax) -
  MBIA Insured

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Southern              AAA
 California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured

Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project Number One,                       AAA
 Series 1998A, 5.125%, 7/01/23 - MBIA Insured

Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative         AAA
 Minimum Tax) - AMBAC Insured

City of Shasta Lake, California, 1996 Certificates of Participation, 6.000%, 4/01/16 - FSA Insured                 AAA
-----------------------------------------------------------------------------------------------------------------------
Water and Sewer - 11.1%

California Special District Finance Program, Certificates of Participation, Series 2001NN, 5.250%, 9/01/32 -       AAA
  MBIA Insured

Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 -              AAA
  FGIC Insured

Southern California Metropolitan Water District, Water Revenue Refunding Bonds, Series 1996B,                      AAA
 4.750%, 7/01/21 - MBIA Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33         AAA
 (DD, settling 9/02/03) - FGIC Insured

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International    $ 3,603,664
 Airport, Second Series, Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) -  FSA Insured

San Francisco City and County Airports Commission, California, San Francisco International Airport Special     1,433,956
 Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative
 Minimum Tax) - FSA Insured

San Francisco City and County Airports Commission, California, Revenue Bonds, San Francisco International        631,750
 Airport, Second Series, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San Francisco          5,007,450
 International Airport, Second Series, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) -
  MBIA Insured
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 6.8%

Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995,   1,899,762
 6.125%, 9/01/26 (Pre-refunded to 9/01/05) - FSA Insured

Gilroy Unified School District, Santa Clara County, California, Certificates of Participation, Series 1994,    3,216,540
 6.250%, 9/01/12 (Pre-refunded to 9/01/04) - FSA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40       2,642,650

Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,              7,156,591
 Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured

San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax Bonds,        2,863,175
 1992 Series A, 6.000%, 3/01/10 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Utilities - 5.7%

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Pacific Gas       5,269,250
 and Electric Company, Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax) -
  MBIA Insured

California Pollution Control Financing Authority, Pollution Control Revenue Refunding Bonds, Southern          1,009,030
 California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured

Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project Number One,                   3,529,890
 Series 1998A, 5.125%, 7/01/23 - MBIA Insured

Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative     1,957,079
 Minimum Tax) - AMBAC Insured

City of Shasta Lake, California, 1996 Certificates of Participation, 6.000%, 4/01/16 - FSA Insured             3,233,940
------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 11.1%

California Special District Finance Program, Certificates of Participation, Series 2001NN, 5.250%, 9/01/32 -   3,100,976
  MBIA Insured

Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 -          4,244,991
  FGIC Insured

Southern California Metropolitan Water District, Water Revenue Refunding Bonds, Series 1996B,                  2,419,475
 4.750%, 7/01/21 - MBIA Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33    12,244,749
 (DD, settling 9/02/03) - FGIC Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                            Optional Call                      Market
Amount (000) Description                                                                  Provisions* Ratings**             Value
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  5,000 Public Facilities Financing Authority of the City of San Diego,           5/05 at 101.00       AAA $       4,963,599
              California, Sewer Revenue Bonds, Series 1995, 5.000%, 5/15/25 - FGIC
              Insured

       2,000 San Francisco City and County Public Utilities Commission, California,   11/11 at 100.00       AAA         2,058,659
              Water Revenue Bonds, Series 2001A, 5.000%, 11/01/18 - FSA Insured
---------------------------------------------------------------------------------------------------------------------------------
    $300,426 Total Long-Term Investments (cost $258,045,860) - 103.8%                                                 271,298,194
---------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (3.8)%                                                                  (10,055,884)

             -------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                   $    261,242,310

             -------------------------------------------------------------------------------------------------------------------

              All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
         (DD)  Security purchased on a delayed delivery basis.
         (WI)  Security purchased on a when-issued basis.





                                See accompanying notes to financial statements.

----
16

Statement of Assets and Liabilities (Unaudited)
August 31, 2003

                                                                              California
                                                                California       Insured
----------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $246,325,359 and
 $258,045,860, respectively)                                 $248,489,830  $271,298,194
Cash                                                            4,649,057            --
Receivables:
 Interest                                                       4,397,516     3,681,305
 Investments sold                                                 121,350     3,284,281
 Shares sold                                                      510,978     1,164,977
Other assets                                                        2,797         2,672
----------------------------------------------------------------------------------------
   Total assets                                               258,171,528   279,431,429
----------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                         --       492,346
Payables:
 Investments purchased                                                 --    16,320,528
 Shares redeemed                                                  286,189       184,530
Accrued expenses:
 Management fees                                                  118,330       119,518
 12b-1 distribution and service fees                               34,277        37,894
 Other                                                             69,126        65,103
Dividends payable                                               1,075,043       969,200
----------------------------------------------------------------------------------------
   Total liabilities                                            1,582,965    18,189,119
----------------------------------------------------------------------------------------
Net assets                                                   $256,588,563  $261,242,310
----------------------------------------------------------------------------------------
Class A Shares
Net assets                                                   $ 56,072,284  $ 77,265,466
Shares outstanding                                              5,613,284     7,179,843
Net asset value per share                                    $       9.99  $      10.76
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)            $      10.43  $      11.23
----------------------------------------------------------------------------------------
Class B Shares
Net assets                                                   $ 17,043,329  $ 20,623,657
Shares outstanding                                              1,707,008     1,914,424
Net asset value and offering price per share                 $       9.98  $      10.77
----------------------------------------------------------------------------------------
Class C Shares
Net assets                                                   $ 17,279,142  $ 12,940,031
Shares outstanding                                              1,731,769     1,209,784
Net asset value and offering price per share                 $       9.98  $      10.70
----------------------------------------------------------------------------------------
Class R Shares
Net assets                                                   $166,193,808  $150,413,156
Shares outstanding                                             16,630,724    13,980,980
Net asset value and offering price per share                 $       9.99  $      10.76
----------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------
Capital paid-in                                              $262,145,972  $248,086,718
Undistributed (Over-distribution of) net investment income       (107,001)        1,032
Accumulated net realized gain (loss) from investment
 transactions                                                  (7,614,879)      (97,774)
Net unrealized appreciation of investments                      2,164,471    13,252,334
----------------------------------------------------------------------------------------
Net assets                                                   $256,588,563  $261,242,310
----------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
17

Statement of Operations (Unaudited)
Six Months Ended August 31, 2003

                                                                                   California
                                                                      California      Insured
---------------------------------------------------------------------------------------------
Investment Income                                                   $ 7,457,811  $ 7,124,816
---------------------------------------------------------------------------------------------
Expenses
Management fees                                                         719,016      741,598
12b-1 service fees - Class A                                             53,487       79,599
12b-1 distribution and service fees - Class B                            86,919      102,238
12b-1 distribution and service fees - Class C                            66,129       52,286
Shareholders' servicing agent fees and expenses                          77,273       71,583
Custodian's fees and expenses                                            38,084       34,137
Trustees' fees and expenses                                               1,543        1,765
Professional fees                                                        19,870        8,937
Shareholders' reports - printing and mailing expenses                    20,061       18,569
Federal and state registration fees                                       2,269        2,217
Portfolio insurance expense                                                  --        3,955
Other expenses                                                            5,197        5,486
---------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,089,848    1,122,370
  Custodian fee credit                                                   (7,789)      (3,018)
---------------------------------------------------------------------------------------------
Net expenses                                                          1,082,059    1,119,352
---------------------------------------------------------------------------------------------
Net investment income                                                 6,375,752    6,005,464
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                             1,786,825     (148,464)
Net change in unrealized appreciation (depreciation) of investments  (9,852,276)  (7,363,943)
---------------------------------------------------------------------------------------------
Net gain (loss) from investments                                     (8,065,451)  (7,512,407)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               $(1,689,699) $(1,506,943)
---------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
18

Statement of Changes in Net Assets (Unaudited)

                                                                              California
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                             8/31/03        2/28/03
------------------------------------------------------------------- ----------------  ------------
Operations
Net investment income                                                   $  6,375,752  $ 13,090,983
Net realized gain (loss) from investments                                  1,786,825    (9,401,703)
Net change in unrealized appreciation (depreciation) of investments       (9,852,276)   11,059,494
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from operations                     (1,689,699)   14,748,774
------------------------------------------------------------------- ----------------  ------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (1,272,396)   (2,686,401)
  Class B                                                                   (363,970)     (700,936)
  Class C                                                                   (379,607)     (711,730)
  Class R                                                                 (4,385,860)   (9,338,068)
From accumulated net realized gains from investments:
  Class A                                                                         --       (11,959)
  Class B                                                                         --        (3,897)
  Class C                                                                         --        (3,623)
  Class R                                                                         --       (39,655)
------------------------------------------------------------------- ----------------  ------------
Decrease in net assets from distributions to shareholders                 (6,401,833)  (13,496,269)
------------------------------------------------------------------- ----------------  ------------
Fund Share Transactions
Net proceeds from sale of shares                                          15,950,364    21,118,278
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                             3,593,347     7,658,825
------------------------------------------------------------------- ----------------  ------------
                                                                          19,543,711    28,777,103
Cost of shares redeemed                                                  (20,741,217)  (27,365,400)
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from Fund share transactions        (1,197,506)    1,411,703
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets                                     (9,289,038)    2,664,208
Net assets at the beginning of period                                    265,877,601   263,213,393
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $256,588,563  $265,877,601
------------------------------------------------------------------- ----------------  ------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $   (107,001) $    (80,920)
------------------------------------------------------------------- ----------------  ------------

                                                                          California Insured
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                             8/31/03        2/28/03
------------------------------------------------------------------- ----------------  ------------
Operations
Net investment income                                                   $  6,005,464  $ 12,049,539
Net realized gain (loss) from investments                                   (148,464)      806,696
Net change in unrealized appreciation (depreciation) of investments       (7,363,943)    4,586,709
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from operations                     (1,506,943)   17,442,944
------------------------------------------------------------------- ----------------  ------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (1,716,203)   (3,306,139)
  Class B                                                                   (383,378)     (763,010)
  Class C                                                                   (260,585)     (466,379)
  Class R                                                                 (3,552,354)   (7,615,033)
From accumulated net realized gains from investments:
  Class A                                                                         --      (534,535)
  Class B                                                                         --      (148,438)
  Class C                                                                         --       (87,718)
  Class R                                                                         --    (1,156,255)
------------------------------------------------------------------- ----------------  ------------
Decrease in net assets from distributions to shareholders                 (5,912,520)  (14,077,507)
------------------------------------------------------------------- ----------------  ------------
Fund Share Transactions
Net proceeds from sale of shares                                          15,564,491    29,597,898
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                             3,250,910     8,276,583
------------------------------------------------------------------- ----------------  ------------
                                                                          18,815,401    37,874,481
Cost of shares redeemed                                                  (22,826,819)  (32,063,039)
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from Fund share transactions        (4,011,418)    5,811,442
------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets                                    (11,430,881)    9,176,879
Net assets at the beginning of period                                    272,673,191   263,496,312
---------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $261,242,310  $272,673,191
------------------------------------------------------------------- ----------------  ------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $      1,032  $    (91,912)
------------------------------------------------------------------- ----------------  ------------



                                See accompanying notes to financial statements.

----
19

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen California Municipal Bond Fund ("California") and the Nuveen California Insured Municipal Bond Fund ("California Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2003, California Insured had outstanding when-issued and delayed delivery purchase commitments of $16,320,528. There were no such outstanding purchase commitments in California.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance
California Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


----
20

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2003, California invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. California Insured did not invest in any such securities during the six months ended August 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
21

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                      California
                                                  --------------------------------------------------
                                                      Six Months Ended              Year Ended
                                                           8/31/03                    2/28/03
                                                  ------------------------   ------------------------
                                                       Shares         Amount      Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           1,047,188  $ 10,671,686     718,657  $  7,336,059
  Class B                                              89,091       910,540     467,335     4,769,471
  Class C                                             329,898     3,409,341     530,749     5,419,577
  Class R                                              93,585       958,797     350,448     3,593,171
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              56,920       585,329     123,970     1,269,062
  Class B                                              12,917       132,762      23,408       239,465
  Class C                                              17,610       180,785      35,389       362,009
  Class R                                             261,947     2,694,471     565,116     5,788,289
------------------------------------------------------------------------------------------------------
                                                    1,909,156    19,543,711   2,815,072    28,777,103
------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (679,110)    (6,936,289)   (832,306)   (8,525,341)
  Class B                                           (185,590)    (1,881,308)   (165,813)   (1,693,818)
  Class C                                           (298,380)    (3,044,318)   (339,374)   (3,472,756)
  Class R                                           (869,279)    (8,879,302) (1,335,481)  (13,673,485)
------------------------------------------------------------------------------------------------------
                                                  (2,032,359)   (20,741,217) (2,672,974)  (27,365,400)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (123,203)  $ (1,197,506)    142,098  $  1,411,703
------------------------------------------------------------------------------------------------------

                                                                  California Insured
                                                  --------------------------------------------------
                                                      Six Months Ended              Year Ended
                                                           8/31/03                    2/28/03
                                                  ------------------------   ------------------------
                                                       Shares         Amount      Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             862,246  $  9,579,119   1,450,651  $ 15,803,805
  Class B                                             145,527     1,618,560     388,752     4,248,910
  Class C                                             218,972     2,412,955     497,108     5,429,379
  Class R                                             178,739     1,953,857     379,387     4,115,804
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              67,242       744,858     174,383     1,903,059
  Class B                                              12,359       136,917      33,317       363,778
  Class C                                              12,673       139,532      31,003       335,871
  Class R                                             201,449     2,229,603     520,283     5,673,875
------------------------------------------------------------------------------------------------------
                                                    1,699,207    18,815,401   3,474,884    37,874,481
------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (740,693)    (8,103,984) (1,048,611)  (11,388,911)
  Class B                                           (194,757)    (2,149,596)   (206,883)   (2,265,093)
  Class C                                           (212,100)    (2,308,779)   (424,309)   (4,587,766)
  Class R                                           (935,366)   (10,264,460) (1,265,107)  (13,821,269)
------------------------------------------------------------------------------------------------------
                                                  (2,082,916)   (22,826,819) (2,944,910)  (32,063,039)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (383,709)  $ (4,011,418)    529,974  $  5,811,442
------------------------------------------------------------------------------------------------------


----
22

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended August 31, 2003, were as follows:

                                                    California
                                        California     Insured
                  --------------------------------------------
                  Purchases            $48,627,070 $19,793,039
                  Sales and maturities  53,682,576  10,893,413
                  --------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2003, the cost of investments were as follows:

                                                    California
                                       California      Insured
                 ---------------------------------------------
                 Cost of investments $246,244,710 $257,920,540
                 ---------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2003, were as follows:

                                                                California
                                                   California      Insured
      --------------------------------------------------------------------
      Gross unrealized:
       Appreciation                              $ 8,998,776  $13,553,658
       Depreciation                               (6,753,656)    (176,004)
      --------------------------------------------------------------------
      Net unrealized appreciation of investments $ 2,245,120  $13,377,654
      --------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at February 28, 2003, the Funds' last fiscal year end, were as follows:

                                                             California
                                                  California    Insured
        ---------------------------------------------------------------
        Undistributed net tax-exempt income         $914,841   $789,618
        Undistributed net ordinary income *               --     77,026
        Undistributed net long-term capital gains         --         --
        ---------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended February 28, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                 California
     2003                                            California     Insured
     ----------------------------------------------------------------------
     Distributions from net tax-exempt income       $13,491,094 $12,112,054
     Distributions from net ordinary income *             1,755      77,346
     Distributions from net long-term capital gains      59,134   1,918,030
     ----------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2003, the Funds' last fiscal year end, California had an unused capital loss carryforward of $1,920,794 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2011.


----
23

At February 28, 2003, the Funds' last fiscal year end, the Funds elected to defer net realized losses from investments incurred from November 1, 2002 through February 28, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                         California
                              California    Insured
                            -----------------------
                              $7,480,908    $26,203
                            -----------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of California and .975% of the average daily net assets of California Insured. The Adviser may also voluntarily agree to reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended August 31, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                      California
                                           California    Insured
                ------------------------------------------------
                Sales charges collected       $49,592   $153,732
                Paid to authorized dealers     42,536    153,732
                ------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                  California
                                       California    Insured
                   -----------------------------------------
                   Commission advances    $66,231   $127,109
                   -----------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                                  California
                                       California    Insured
                   -----------------------------------------
                   12b-1 fees retained    $94,345   $106,362
                   -----------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
24

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2003, as follows:

                                               California
                                    California    Insured
                      -----------------------------------
                      CDSC retained    $38,495    $48,194
                      -----------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2003, to shareholders of record on September 9, 2003, as follows:

                                                  California
                                       California    Insured
                   -----------------------------------------
                   Dividend per share:
                     Class A               $.0410     $.0400
                     Class B                .0350      .0330
                     Class C                .0365      .0345
                     Class R                .0430      .0415
                   -----------------------------------------



----
25

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations        Less Distributions
                                                   ---------------------------  -----------------------


CALIFORNIA


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                  Ending
                                               Net   Invest-       ment         Invest-                     Net
                                             Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended February 28/29,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
---------------------------------------  --------- --------- ----------  -----  -------  -------  -----  ------ ---------
Class A (9/94)
 2004(e)                                    $10.30      $.25      $(.31) $(.06)   $(.25)   $  --  $(.25) $ 9.99      (.65)%
 2003                                     10.25          .50        .06    .56     (.51)      --   (.51)  10.30      5.67
 2002                                        10.42       .53       (.15)   .38     (.53)    (.02)  (.55)  10.25      3.82
 2001                                        10.01       .57        .41    .98     (.57)      --   (.57)  10.42      9.99
 2000                                        10.89       .55       (.89)  (.34)    (.54)      --   (.54)  10.01     (3.12)
 1999                                        10.91       .54        .03    .57     (.54)    (.05)  (.59)  10.89      5.28
Class B (3/97)
 2004(e)                                     10.29       .21       (.31)  (.10)    (.21)      --   (.21)   9.98     (1.03)
 2003                                        10.24       .43        .06    .49     (.44)      --   (.44)  10.29      4.88
 2002                                        10.41       .45       (.15)   .30     (.45)    (.02)  (.47)  10.24      3.04
 2001                                        10.00       .49        .41    .90     (.49)      --   (.49)  10.41      9.23
 2000                                        10.89       .47       (.89)  (.42)    (.47)      --   (.47)  10.00     (3.93)
 1999                                        10.92       .47        .01    .48     (.46)    (.05)  (.51)  10.89      4.44
Class C (9/94)
 2004(e)                                     10.29       .22       (.31)  (.09)    (.22)      --   (.22)   9.98      (.91)
 2003                                        10.25       .45        .05    .50     (.46)      --   (.46)  10.29      5.02
 2002                                        10.42       .47       (.14)   .33     (.48)    (.02)  (.50)  10.25      3.28
 2001                                        10.01       .51        .41    .92     (.51)      --   (.51)  10.42      9.42
 2000                                        10.90       .50       (.90)  (.40)    (.49)      --   (.49)  10.01     (3.74)
 1999                                        10.92       .49        .02    .51     (.48)    (.05)  (.53)  10.90      4.70
Class R (7/86)
 2004(e)                                     10.31       .26       (.32)  (.06)    (.26)      --   (.26)   9.99      (.63)
 2003                                        10.26       .52        .07    .59     (.54)      --   (.54)  10.31      5.92
 2002                                        10.43       .55       (.15)   .40     (.55)    (.02)  (.57)  10.26      4.06
 2001                                        10.02       .59        .41   1.00     (.59)      --   (.59)  10.43     10.23
 2000                                        10.91       .57       (.89)  (.32)    (.57)      --   (.57)  10.02     (2.98)
 1999                                        10.93       .56        .03    .59     (.56)    (.05)  (.61)  10.91      5.50
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                      Ratios/Supplemental Data
                                         ---------------------------------------------------------------------------------
                                                     Before Credit/           After            After Credit/
                                                     Reimbursement       Reimbursement(c)     Reimbursement(d)
CALIFORNIA                                        ------------------   ------------------   ------------------
                                                               Ratio                Ratio                Ratio
                                                              of Net               of Net               of Net
                                                             Invest-              Invest-              Invest-
                                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                  Expenses    Income   Expenses    Income   Expenses    Income
                                           Ending       to        to         to        to         to        to
                                              Net  Average   Average    Average   Average    Average   Average   Portfolio
                                           Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------  -------- --------   -------   --------   -------   --------   -------   ---------
Class A (9/94)
 2004(e)                                 $ 56,072      .86%*    4.75%*      .86%*    4.75%*      .86%*    4.75%*        19%
 2003                                      53,441      .89      4.91        .89      4.91        .88      4.92          25
 2002                                      53,078      .88      5.15        .88      5.15        .87      5.16           6
 2001                                      52,540      .88      5.52        .88      5.52        .87      5.53          39
 2000                                      48,560      .86      5.32        .86      5.32        .85      5.33          31
 1999                                      36,568      .90      4.97        .90      4.97        .90      4.97          34
Class B (3/97)
 2004(e)                                   17,043     1.61*     4.00*      1.61*     4.00*      1.61*     4.01*         19
 2003                                      18,431     1.64      4.16       1.64      4.16       1.63      4.17          25
 2002                                      15,012     1.63      4.41       1.63      4.41       1.62      4.42           6
 2001                                      14,825     1.63      4.77       1.63      4.77       1.62      4.78          39
 2000                                      10,318     1.61      4.56       1.61      4.56       1.60      4.56          31
 1999                                       7,353     1.65      4.23       1.65      4.23       1.65      4.23          34
Class C (9/94)
 2004(e)                                   17,279     1.41*     4.20*      1.41*     4.20*      1.41*     4.21*         19
 2003                                      17,320     1.44      4.37       1.44      4.37       1.43      4.37          25
 2002                                      14,918     1.43      4.60       1.43      4.60       1.42      4.61           6
 2001                                      14,077     1.43      4.97       1.43      4.97       1.42      4.98          39
 2000                                      15,132     1.41      4.75       1.41      4.75       1.40      4.76          31
 1999                                      10,353     1.45      4.43       1.45      4.43       1.45      4.43          34
Class R (7/86)
 2004(e)                                  166,194      .66*     4.95*       .66*     4.95*       .66*     4.96*         19
 2003                                     176,687      .69      5.12        .69      5.12        .68      5.12          25
 2002                                     180,205      .68      5.35        .68      5.35        .67      5.37           6
 2001                                     187,532      .68      5.72        .68      5.72        .67      5.73          39
 2000                                     188,512      .66      5.47        .66      5.47        .65      5.48          31
 1999                                     220,109      .71      5.16        .71      5.16        .71      5.16          34
---------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.


                                See accompanying notes to financial statements.

----
26

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations         Less Distributions
                                                   ---------------------------  -------------------------


CALIFORNIA INSURED


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                    Ending
                                               Net   Invest-       ment         Invest-                       Net
                                             Asset      ment       Gain            ment   Capital           Asset     Total
Year Ended February 28/29,                   Value Income(a)     (Loss)   Total  Income     Gains    Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                    $11.06      $.24      $(.30) $(.06)   $(.24)   $  --    $(.24) $10.76      (.57)%
 2003                                        10.92       .49        .23    .72     (.50)    (.08)    (.58)  11.06      6.73
 2002                                        10.85       .51        .12    .63     (.52)    (.04)    (.56)  10.92      5.90
 2001                                        10.19       .52        .67   1.19     (.53)      --     (.53)  10.85     11.98
 2000                                        11.10       .53       (.92)  (.39)    (.52)      --     (.52)  10.19     (3.52)
 1999                                        11.06       .52        .06    .58     (.53)    (.01)**  (.54)  11.10      5.31
Class B (3/97)
 2004(e)                                     11.07       .20       (.30)  (.10)    (.20)      --     (.20)  10.77      (.95)
 2003                                        10.94       .41        .21    .62     (.41)    (.08)    (.49)  11.07      5.82
 2002                                        10.86       .43        .12    .55     (.43)    (.04)    (.47)  10.94      5.18
 2001                                        10.20       .45        .66   1.11     (.45)      --     (.45)  10.86     11.14
 2000                                        11.11       .45       (.92)  (.47)    (.44)      --     (.44)  10.20     (4.26)
 1999                                        11.06       .44        .06    .50     (.44)    (.01)**  (.45)  11.11      4.61
Class C (9/94)
 2004(e)                                     10.99       .21       (.29)  (.08)    (.21)      --     (.21)  10.70      (.78)
 2003                                        10.86       .43        .21    .64     (.43)    (.08)    (.51)  10.99      6.04
 2002                                        10.78       .44        .13    .57     (.45)    (.04)    (.49)  10.86      5.42
 2001                                        10.13       .46        .66   1.12     (.47)      --     (.47)  10.78     11.32
 2000                                        11.03       .47       (.91)  (.44)    (.46)      --     (.46)  10.13     (4.03)
 1999                                        10.98       .46        .06    .52     (.46)    (.01)**  (.47)  11.03      4.81
Class R (7/86)
 2004(e)                                     11.05       .25       (.29)  (.04)    (.25)      --     (.25)  10.76      (.40)
 2003                                        10.91       .51        .22    .73     (.51)    (.08)    (.59)  11.05      6.91
 2002                                        10.84       .53        .11    .64     (.53)    (.04)    (.57)  10.91      6.08
 2001                                        10.18       .54        .67   1.21     (.55)      --     (.55)  10.84     12.18
 2000                                        11.08       .55       (.91)  (.36)    (.54)      --     (.54)  10.18     (3.27)
 1999                                        11.04       .54        .06    .60     (.55)    (.01)**  (.56)  11.08      5.49
------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                      Ratios/Supplemental Data
                                         ---------------------------------------------------------------------------------
                                                     Before Credit/           After            After Credit/
                                                     Reimbursement       Reimbursement(c)     Reimbursement(d)
CALIFORNIA INSURED                                ------------------   ------------------   ------------------
                                                               Ratio                Ratio                Ratio
                                                              of Net               of Net               of Net
                                                             Invest-              Invest-              Invest-
                                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                  Expenses    Income   Expenses    Income   Expenses    Income
                                           Ending       to        to         to        to         to        to
                                              Net  Average   Average    Average   Average    Average   Average   Portfolio
                                           Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                 $ 77,265      .85%*    4.35%*      .85%*    4.35%*      .84%*    4.35%*         4%
 2003                                      77,312      .86      4.47        .86      4.47        .86      4.48          25
 2002                                      70,068      .87      4.64        .87      4.64        .85      4.66          40
 2001                                      63,775      .88      4.97        .88      4.97        .87      4.98          16
 2000                                      52,014      .88      5.02        .88      5.02        .88      5.02          44
 1999                                      47,300      .93      4.72        .93      4.72        .93      4.72          25
Class B (3/97)
 2004(e)                                   20,624     1.60*     3.60*      1.60*     3.60*      1.59*     3.60*          4
 2003                                      21,602     1.61      3.72       1.61      3.72       1.61      3.73          25
 2002                                      18,985     1.62      3.89       1.62      3.89       1.60      3.91          40
 2001                                      13,487     1.63      4.22       1.63      4.22       1.62      4.23          16
 2000                                      10,909     1.64      4.27       1.64      4.27       1.63      4.28          44
 1999                                       8,825     1.68      3.96       1.68      3.96       1.68      3.96          25
Class C (9/94)
 2004(e)                                   12,940     1.40*     3.80*      1.40*     3.80*      1.39*     3.80*          4
 2003                                      13,082     1.41      3.93       1.41      3.93       1.41      3.93          25
 2002                                      11,794     1.42      4.10       1.42      4.10       1.40      4.12          40
 2001                                       7,489     1.43      4.42       1.43      4.42       1.42      4.43          16
 2000                                       6,552     1.43      4.45       1.43      4.45       1.43      4.46          44
 1999                                       6,994     1.48      4.17       1.48      4.17       1.48      4.17          25
Class R (7/86)
 2004(e)                                  150,413      .65*     4.55*       .65*     4.55*       .65*     4.55*          4
 2003                                     160,678      .66      4.67        .66      4.67        .66      4.68          25
 2002                                     162,649      .67      4.84        .67      4.84        .65      4.86          40
 2001                                     162,081      .68      5.18        .68      5.18        .67      5.18          16
 2000                                     158,816      .68      5.20        .68      5.20        .68      5.20          44
 1999                                     185,428      .74      4.92        .74      4.92        .74      4.92          25
---------------------------------------------------------------------------------------------------------------------------

*  Annualized.
** The amounts shown include distributions in excess of capital gains of $.003 per share.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.


                                See accompanying notes to financial statements.

----
27

                                     Notes

----
28

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
29

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-CA-0803D

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated August
                                               31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]



Nuveen Connecticut Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Nuveen New York Insured Municipal Bond Fund



[LOGO] Nuveen Investments

  FASTER INFORMATION

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 15, 2003

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Manager's Comments

Nuveen Connecticut Municipal Bond Fund

Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Fund. Paul, who has 12 years of investment experience, assumed management of the Fund in 1999.
What was the general market environment during the six-month reporting period ended August 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace generally considered indicative of recovery. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.3% in August. Much of the concern about the economic recovery now centers on the labor market.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the early part of the year. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002. However, the availability of new bonds tightened somewhat during the month of August, with volume dropping 31% from August 2002 levels.

Meanwhile, during the first eight months of 2003, Connecticut was the nation's sixteenth-most active bond issuer, with $4.3 billion in new supply. It represented a 23% increase over the state's supply in the first eight months of 2002.

How did the Fund perform during the 12 months ended August 31, 2003?

The chart on the next page provides performance information for the Fund (Class A shares at net asset value) for the year ended August 31, 2003. The chart also compares the Fund's performance to those of its peers as measured by the Lipper Connecticut Municipal Debt Funds category average (Lipper category average) and to the overall municipal bond market as measured by the Lehman Brothers Municipal Bond Index (Lehman Index).

The Fund outperformed its Lipper category average but trailed the Lehman Index. There were two primary reasons for the Fund's underperformance relative to the Lehman Index. First, the Fund's total return reflected the impact of management fees, while the Lehman Index is unmanaged. Second, the Fund had a shorter duration than the Lehman index. During periods of declining interest rates, such as that experienced during most of this 12-month period, investments with longer durations generally would be expected to outperform those with shorter durations, assuming no special circumstances. As of August 31, 2003, the Nuveen Connecticut Municipal Bond Fund had a duration of 6.97, compared to 8.20 for the Lehman Index.

What strategies were underlying your management of the Fund during the reporting period?

We strive to identify and invest in attractively valued municipal bonds that, in our opinion, have above-average return potential. Conducting thorough research is a very important part of our portfolio management process. In the end, we are searching for bonds priced below their intrinsic worth, to

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 2
enable us to manage risk while maximizing return potential for our shareholders.

Although there was increased issuance of Connecticut bonds during the reporting period, there was not much diversity to the issuance. Accordingly, we declined to participate in most of the new supply and kept portfolio turnover relatively modest. We did, however, take advantage of several new water-related investment opportunities. The first was a large water and sewer offering for a

Class A Shares--
One-Year Total Returns on NAV as of 8/31/03

--------------------------------------------------------------------------------

                Nuveen Connecticut Municipal Bond Fund/1/ 2.79%
                Lipper Connecticut Municipal Debt Funds
                  category average/2/                     2.25%
                Lehman Brothers Municipal Bond Index/3/   3.13%

--------------------------------------------------------------------------------


consortium of Connecticut municipalities. Because bonds of this type are relatively rare in Connecticut, we decided to participate in this issue. A related purchase involved a Connecticut clean-water bond issue; with this type of offering, the state borrows money and lends the proceeds to various municipalities for their clean-water projects. Matching funds from the federal government provided an extra layer of security for the income payments.

Otherwise, we remained generally comfortable with the Fund's existing structure. We continued to monitor the Fund's duration to avoid exposing our shareholders to more interest-rate risk than we believed was appropriate.

--------------------------------------------------------------------------------
1Return is for Class A shares at net asset value as of August 31, 2003. Current performance may be more or less than the performance shown.
2The Lipper peer group return represents the average annualized total return of the 22 funds in the Lipper Connecticut Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.



                          Semiannual Report l Page 3

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03            Nuveen Connecticut Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.55   $10.54   $10.54   $10.59
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0415  $0.0345  $0.0365  $0.0430
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0418  $0.0418  $0.0418  $0.0418
         --------------------------------------------------------------
         Commencement Date           7/13/87  2/11/97 10/04/93  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           2.79% -1.49%
                  ---------------------------------------------
                  5-Year                            4.46   3.56
                  ---------------------------------------------
                  10-Year                           5.09   4.64
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           2.01% -1.90%
                  ---------------------------------------------
                  5-Year                            3.71   3.54
                  ---------------------------------------------
                  10-Year                           4.52   4.52
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.22%
                  ---------------------------------------------
                  5-Year                            3.91
                  ---------------------------------------------
                  10-Year                           4.49
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.96%
                  ---------------------------------------------
                  5-Year                            4.68
                  ---------------------------------------------
                  10-Year                           5.25
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.72%  4.52%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.81   3.65
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.56   5.33
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.93%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.23
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.72
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.16%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.43
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.01
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.87%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.17
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       6.09
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             3.21%        -1.10%
                            ---------------------------------------------
                            5-Year              4.87          3.97
                            ---------------------------------------------
                            10-Year             5.25          4.80
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.51%        -1.42%
                            ---------------------------------------------
                            5-Year              4.09          3.93
                            ---------------------------------------------
                            10-Year             4.68          4.68
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             2.72%
                            ---------------------------------------------
                            5-Year              4.30
                            ---------------------------------------------
                            10-Year             4.66
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.55%
                            ---------------------------------------------
                            5-Year              5.08
                            ---------------------------------------------
                            10-Year             5.42
                            ---------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  58%
AA                   23
A                     7
BBB                  10
NR                    1
BB or lower           1

                  Top Five Sectors/6/
                  Education and Civic Organizations       20%
                  -------------------------------------------
                  Tax Obligation/General                   17
                  -------------------------------------------
                  Tax Obligation/Limited                   13
                  -------------------------------------------
                  U.S. Guaranteed                          11
                  -------------------------------------------
                  Utilities                                11
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $295,698
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.10
                  -------------------------------------------
                  Duration                               6.97
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 4

Portfolio Manager's Comments

Nuveen New Jersey Municipal Bond Fund
Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Fund. Paul, who has 12 years of investment experience, assumed management of the Fund in January 2003.

What was the general market environment during the six-month reporting period ended August 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace generally considered indicative of recovery. At the same time, inflation remained dormant, with the
12-month advance in the core rate dropping to 1.3% in August. Much of the concern about the economic recovery now centers on the labor market.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the early part of the year. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002. However, the availability of new bonds tightened somewhat during the month of August, with volume dropping 31% from August 2002 levels.

Like many other states, New Jersey is grappling with budgetary stress brought on by a drop in capital gains tax and personal income tax revenues. The
State responded to a Fiscal Year 2002 deficit by drawing down its reserves. The Fiscal Year 2003 budget was enacted on the legally mandated July 1 deadline. It addressed a projected $6 billion shortfall by restructuring corporate income taxes to provide for a corporate alternative minimum tax, borrowing against tobacco settlement proceeds, and expenditure reductions. On a percentage basis, New Jersey's initial 2003 budget gap was among the worst in the nation. Meanwhile, during the first eight months of 2003, New Jersey was the nation's sixth-most active bond issuer, with $12.9 billion in new supply. This represented a substantial 72% increase over the state's supply in the first eight months of 2002.

How did the Fund perform during the
12 months ended August 31, 2003?

The chart on the next page provides performance information for the Fund (Class A shares at net asset value) for the year ended August 31, 2003. The chart also compares the Fund's performance to those of its peers as measured by the Lipper New Jersey Municipal Debt Funds category average (Lipper category average) and to the overall municipal bond market as measured by the Lehman Brothers Municipal Bond Index (Lehman Index).

The Fund outperformed its Lipper category average but trailed the Lehman Index.

There were two primary reasons for the Fund's underperformance relative to the Lehman Index. First, the Fund's total returns reflected the impact of management fees, while the Lehman Index is unmanaged. Second, our effort to lengthen the Fund's duration during the period occurred at an inopportune time and is explained in more detail later in this commentary.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 5

What strategies were underlying your management of the Fund during the reporting period?

We strive to identify and invest in attractively valued municipal bonds that, in our opinion, have above-average return potential. Conducting thorough research is a very important part of our portfolio management process. In the end, we are searching for bonds priced below their intrinsic worth, to enable us to manage risk while maximizing return potential for our shareholders.

Early in the reporting period, we observed that the Fund's duration, its sensitivity to changes in interest rates, was shorter than we thought was ideal. We gradually sought to lengthen duration, and much of this change was effected during the summer, a

Class A Shares--
One-Year Total Returns on NAV as of 8/31/03

--------------------------------------------------------------------------------

                 Nuveen New Jersey Municipal Bond Fund/1/ 1.96%
                 Lipper New Jersey Municipal Debt Funds
                   category average/2/                    1.84%
                 Lehman Brothers Municipal Bond Index/3/  3.13%

--------------------------------------------------------------------------------


period when market interest rates were rising. In hindsight, this was an imperfect time to extend the Fund's duration because higher rates depress municipal bond prices. Although this move had negative short-term consequences on portfolio performance, we believed that this change would provide an appropriate balance of future performance potential and stability.

Related to our effort to increase duration, we were fairly active buyers and sellers of New Jersey securities during the past six months. The healthy supply of new bonds available in the state gave us ample opportunities to add attractive investments to the portfolio. Many of the new securities purchased were high-quality bonds, generally insured or rated AA or higher. One such opportunity we took advantage of was a voter-approved bond issue that allows for the preservation of open spaces and is backed by tax revenues. We also participated in a substantial bond issue that came out of the merger between the New Jersey Turnpike Authority and the New Jersey Highway Authority, which operated the Garden State Parkway.

1Performance figures are for Class A shares at net asset value as of August 31,
 2003. Current performance may be more or less than the performance shown. 2Lipper peer group returns represent the average annualized total return of the
 55 funds in the Lipper New Jersey Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.



                          Semiannual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03             Nuveen New Jersey Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.47   $10.47   $10.44   $10.48
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0310  $0.0330  $0.0395
         --------------------------------------------------------------
         Commencement Date           9/06/94  2/03/97  9/21/94  2/28/92
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           1.96% -2.33%
                  ---------------------------------------------
                  5-Year                            4.38   3.48
                  ---------------------------------------------
                  10-Year                           5.09   4.64
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           1.30% -2.61%
                  ---------------------------------------------
                  5-Year                            3.60   3.43
                  ---------------------------------------------
                  10-Year                           4.48   4.48
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           1.49%
                  ---------------------------------------------
                  5-Year                            3.80
                  ---------------------------------------------
                  10-Year                           4.45
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.22%
                  ---------------------------------------------
                  5-Year                            4.57
                  ---------------------------------------------
                  10-Year                           5.32
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.36%  4.17%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.91   3.75
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       5.79   5.56
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.55%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.34
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       4.95
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.79%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.54
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       5.24
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.52%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.29
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       6.36
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.85%        -1.48%
                            ---------------------------------------------
                            5-Year              4.76          3.86
                            ---------------------------------------------
                            10-Year             5.23          4.77
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.09%        -1.86%
                            ---------------------------------------------
                            5-Year              3.96          3.79
                            ---------------------------------------------
                            10-Year             4.61          4.61
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             2.19%
                            ---------------------------------------------
                            5-Year              4.16
                            ---------------------------------------------
                            10-Year             4.58
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.02%
                            ---------------------------------------------
                            5-Year              4.95
                            ---------------------------------------------
                            10-Year             5.46
                            ---------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  63%
AA                   13
A                     7
BBB                  13
NR                    3
BB or lower           1

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  21%
                  -------------------------------------------
                  Transportation                           17
                  -------------------------------------------
                  U.S. Guaranteed                          13
                  -------------------------------------------
                  Healthcare                               10
                  -------------------------------------------
                  Long-Term Care                            8
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $166,540
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.67
                  -------------------------------------------
                  Duration                               7.49
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

Portfolio Manager's Comments

Nuveen New York Municipal Bond Fund
Nuveen New York Insured Municipal Bond Fund

Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Funds. Paul, who has 12 years of investment experience, has managed the Funds since 1999.
What was the general market environment during the six-month reporting period ended August 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace generally considered indicative of recovery. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.3% in August. Much of the concern about the economic recovery now centers on the labor market.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the early part of the year. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002. However, the availability of new bonds tightened somewhat during the month of August, with volume dropping 31% from August 2002 levels.

Like many other states, New York is grappling with budgetary stress brought on by a drop in capital gains tax and personal income tax revenues. The State responded in 2002 by drawing down on its substantial rainy day fund. The Fiscal Year 2003 budget was enacted late and addressed a projected $5.8 billion shortfall by again drawing on the State's rainy day reserves, and further cutting expenses. Meanwhile, during the first two-thirds of 2003, New York was the nation's second-leading issuer of municipal bonds. The state brought more than $26 billion in new issue supply to market, though this represented a 16% decline over its issuance in the first eight months of 2002.

How did the Funds perform during the 12 months ended August 31, 2003?

The chart on the next page provides performance information for both of the Funds (Class A shares at net asset value) for the year ended August 31, 2003. The chart also compares the Funds' performance to those of their peers, as measured by the Lipper New York Municipal Debt Funds category average and the Lipper New York Insured Municipal Debt Funds category average (Lipper category averages), and to the corresponding overall New York municipal bond market, as measured by the Lehman Brothers New York Municipal Bond Index and the Lehman Brothers New York Insured Municipal Bond Index (Lehman Indexes).

Both Funds outperformed their Lipper category averages but slightly trailed their corresponding Lehman Indexes. There were two primary reasons for the Funds' underperformance relative to the Lehman Index. First, the Funds' total returns reflected the impact of management fees, while the Lehman Index is unmanaged. Second, the Funds had a shorter duration than the Lehman Index. During periods of declining interest rates, such as that experienced during most of this 12-month period, investments with longer durations generally

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 8
would be expected to outperform those with shorter durations, assuming no special circumstances. As of August 31, 2003, the Nuveen New York Municipal Bond Fund had a duration of 6.98 compared to 7.81 for its Lehman Index, while the Nuveen New York Insured Municipal Bond Fund had a duration of 6.59 compared to 8.51 for its Lehman Index.

What strategies were underlying your management of the Funds during the reporting period?

We strive to identify and invest in attractively valued municipal bonds that, in our opinion, have above-average return potential. Conducting thorough research is a very important part of our portfolio management process. In the end, we are searching for bonds priced below their intrinsic worth, to enable us to manage risk while maximizing return potential for our shareholders.

We were generally comfortable with how both Funds were positioned throughout the period.

Class A Shares--
One-Year Total Returns on NAV as of 8/31/03

--------------------------------------------------------------------------------

                  Nuveen New York Municipal Bond Fund/1/ 2.99%
                  Lipper New York Municipal Debt Funds
                    category average/2/                  2.21%
                  Lehman Brothers New York Municipal
                    Bond Index/3/                        3.26%

--------------------------------------------------------------------------------

                  Nuveen New York Insured Municipal
                    Bond Fund/1/                         3.44%
                  Lipper New York Insured Municipal Debt
                    Funds category average/4/            2.90%
                  Lehman Brothers New York Insured
                    Municipal Bond Index/5/              3.92%

--------------------------------------------------------------------------------


We made relatively few trades during the past six months. In our opinion, historically low interest rates made it generally unattractive to exchange older securities offering higher yields with newer bonds offering lower coupon payments. When we did make new purchases in both Funds, we generally favored long-intermediate bonds, defined as bonds maturing in 15 to 20 years, because we believed that bonds on this part of the yield curve offered municipal investors better relative value than longer-term bonds did.

In the uninsured New York Fund, we maintained a relatively high-quality portfolio. Thirty-eight percent of the Fund's assets were invested in bonds rated AAA/U.S. Guaranteed, the highest credit rating available. The Fund's weighting in BBB-rated bonds rose slightly, to 16% from 12%, as of August 31, 2003, reflecting a credit-rating downgrade of certain tobacco holdings.

Despite limiting portfolio turnover during the period, in both Funds we took advantage of a unique tobacco bond issue. Unlike conventional tobacco bonds, backed by funds generated by a settlement between tobacco companies and the state attorneys general, these securities are enhanced by a pledge from the State of New York to cover any revenue shortfalls. This pledge, along with the insurance on these bonds, provided an extra layer of security and gave us added confidence in our decision to purchase them.

1Performance figures are for Class A shares at net asset value as of August 31,
 2003. Current performance may be more or less than the performance shown. 2Lipper peer group returns represent the average annualized total return of the
 106 funds in the Lipper New York Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
3The Lehman Brothers New York Municipal Bond Index is composed of a broad range of New York investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
4Lipper peer group returns represent the average annualized total return of the 9 funds in the Lipper New York Insured Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
5The Lehman Brothers New York Insured Municipal Bond Index is composed of a broad range of New York insured municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.



                          Semiannual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03               Nuveen New York Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.58   $10.59   $10.60   $10.61
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0430  $0.0365  $0.0385  $0.0450
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0397  $0.0397  $0.0397  $0.0397
         --------------------------------------------------------------
         Commencement Date           9/07/94  2/03/97  9/14/94 12/22/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           2.99% -1.29%
                  ---------------------------------------------
                  5-Year                            4.61   3.72
                  ---------------------------------------------
                  10-Year                           5.32   4.87
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           2.15% -1.75%
                  ---------------------------------------------
                  5-Year                            3.83   3.67
                  ---------------------------------------------
                  10-Year                           4.75   4.75
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.38%
                  ---------------------------------------------
                  5-Year                            4.02
                  ---------------------------------------------
                  10-Year                           4.73
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           3.21%
                  ---------------------------------------------
                  5-Year                            4.81
                  ---------------------------------------------
                  10-Year                           5.58
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.88%  4.67%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.49   4.30
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       6.75   6.47
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.14%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.93
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.91
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.36%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.14
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       6.23
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  5.09%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.88
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       7.34
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             3.69%        -0.63%
                            ---------------------------------------------
                            5-Year              5.00          4.10
                            ---------------------------------------------
                            10-Year             5.53          5.08
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.95%        -0.99%
                            ---------------------------------------------
                            5-Year              4.23          4.06
                            ---------------------------------------------
                            10-Year             4.95          4.95
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             3.07%
                            ---------------------------------------------
                            5-Year              4.41
                            ---------------------------------------------
                            10-Year             4.93
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.82%
                            ---------------------------------------------
                            5-Year              5.19
                            ---------------------------------------------
                            10-Year             5.78
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  38%
AA                   30
A                    11
BBB                  16
NR                    4
BB or lower           1

                  Top Five Sectors/6/
                  Tax Obligation/Limited                  26%
                  -------------------------------------------
                  Healthcare                               13
                  -------------------------------------------
                  Utilities                                11
                  -------------------------------------------
                  Education and Civic Organizations        10
                  -------------------------------------------
                  U.S. Guaranteed                           9
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $330,536
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.66
                  -------------------------------------------
                  Duration                               6.98
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investment Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.5%.
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03       Nuveen New York Insured Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.61   $10.62   $10.61   $10.63
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0395  $0.0325  $0.0345  $0.0410
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0645  $0.0645  $0.0645  $0.0645
         --------------------------------------------------------------
         Commencement Date           9/07/94  2/11/97  9/14/94 12/22/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           3.44% -0.89%
                  ---------------------------------------------
                  5-Year                            4.68   3.79
                  ---------------------------------------------
                  10-Year                           4.91   4.46
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           2.65% -1.29%
                  ---------------------------------------------
                  5-Year                            3.88   3.71
                  ---------------------------------------------
                  10-Year                           4.30   4.30
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.87%
                  ---------------------------------------------
                  5-Year                            4.11
                  ---------------------------------------------
                  10-Year                           4.28
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           3.60%
                  ---------------------------------------------
                  5-Year                            4.87
                  ---------------------------------------------
                  10-Year                           5.14
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.47%  4.28%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.51   3.36
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.28   5.05
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.67%
                  ---------------------------------------------
                  SEC 30-Day Yield                  2.93
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.41
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.90%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.12
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.69
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.63%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.87
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.82
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             3.67%        -0.64%
                            ---------------------------------------------
                            5-Year              5.10          4.20
                            ---------------------------------------------
                            10-Year             5.11          4.67
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.87%        -1.07%
                            ---------------------------------------------
                            5-Year              4.30          4.13
                            ---------------------------------------------
                            10-Year             4.50          4.50
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             3.19%
                            ---------------------------------------------
                            5-Year              4.53
                            ---------------------------------------------
                            10-Year             4.49
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.93%
                            ---------------------------------------------
                            5-Year              5.31
                            ---------------------------------------------
                            10-Year             5.35
                            ---------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

Insured                 87%
Insured/U.S. Guaranteed 13
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

                  Top Five Sectors/6/
                  Tax Obligation/Limited                  22%
                  -------------------------------------------
                  Healthcare                               17
                  -------------------------------------------
                  U.S. Guaranteed                          13
                  -------------------------------------------
                  Transportation                           11
                  -------------------------------------------
                  Tax Obligation/General                   11
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $371,670
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.41
                  -------------------------------------------
                  Duration                               6.59
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.5%.
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 11

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                                                                            Nuveen
                                                           Nuveen     Nuveen     Nuveen   New York
                                                      Connecticut New Jersey   New York    Insured
                                                        Municipal  Municipal  Municipal  Municipal
                                                             Bond       Bond       Bond       Bond
Approval of the Board Members was reached as follows:        Fund       Fund       Fund       Fund
--------------------------------------------------------------------------------------------------
                William E. Bennett
                  For                                  18,595,457  9,544,105 17,889,020 21,564,689
                  Withhold                                433,098    236,613    706,589    949,253
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Robert P. Bremner
                  For                                  18,611,015  9,514,960 17,916,848 21,564,181
                  Withhold                                417,540    265,758    678,761    949,761
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Lawrence H. Brown
                  For                                  18,607,107  9,528,317 17,933,474 21,560,515
                  Withhold                                421,448    252,401    662,135    953,427
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Jack B. Evans
                  For                                  18,619,081  9,537,237 17,943,280 21,566,009
                  Withhold                                409,474    243,481    652,329    947,933
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Anne E. Impellizzeri
                  For                                  18,473,703  9,534,374 17,909,489 21,556,799
                  Withhold                                554,852    246,344    686,120    957,143
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                William L. Kissick
                  For                                  18,597,335  9,535,739 17,895,843 21,553,981
                  Withhold                                431,220    244,979    699,766    959,961
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Thomas E. Leafstrand
                  For                                  18,589,556  9,527,695 17,887,984 21,560,349
                  Withhold                                438,999    253,023    707,625    953,593
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------
                Peter R. Sawers
                  For                                  18,604,156  9,535,311 17,900,096 21,557,387
                  Withhold                                424,399    245,407    695,513    956,555
--------------------------------------------------------------------------------------------------
                Total                                  19,028,555  9,780,718 18,595,609 22,513,942
--------------------------------------------------------------------------------------------------

----
12

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Nuveen
                                                                                          Nuveen     Nuveen     Nuveen   New York
                                                                                     Connecticut New Jersey   New York    Insured
                                                                                       Municipal  Municipal  Municipal  Municipal
                                                                                            Bond       Bond       Bond       Bond
Approval of the Board Members was reached as follows:                                       Fund       Fund       Fund       Fund
---------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
 For                                                                                  18,623,670  9,538,704 17,949,974 21,564,681
 Withhold                                                                                404,885    242,014    645,635    949,261
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,028,555  9,780,718 18,595,609 22,513,942
---------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                                                                                  18,623,670  9,530,743 17,942,115 21,561,610
 Withhold                                                                                404,885    249,975    653,494    952,332
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,028,555  9,780,718 18,595,609 22,513,942
---------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
 For                                                                                  18,442,675  9,525,517 17,949,313 21,567,020
 Withhold                                                                                585,880    255,201    646,296    946,922
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,028,555  9,780,718 18,595,609 22,513,942
---------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington
 For                                                                                  18,422,981  9,534,910 17,897,378 21,498,737
 Withhold                                                                                605,574    245,808    698,231  1,015,205
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,028,555  9,780,718 18,595,609 22,513,942
---------------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to lending*
 For                                                                                  12,803,073  6,687,810 13,667,851 16,163,514
 Against                                                                                 873,440    571,378  1,326,240    977,763
 Abstain                                                                               1,026,981    359,903  1,361,284  2,145,349
 Broker Non-Vote                                                                       4,325,061  2,161,627  3,984,564  4,380,485
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,028,555  9,780,718 20,339,939 23,667,111
---------------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to borrowing*
 For                                                                                  13,176,108  6,640,585 13,692,884 16,065,635
 Against                                                                               1,083,795    624,139  1,359,006  1,113,024
 Abstain                                                                               1,084,014    354,367  1,303,485  2,107,967
 Broker Non-Vote                                                                       4,111,892  2,161,627  3,984,564  4,380,485
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,455,809  9,780,718 20,339,939 23,667,111
---------------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to investing in municipal securities*
 For                                                                                  13,133,740  6,753,216 13,775,865 16,159,451
 Against                                                                               1,193,862    519,120  1,312,911  1,062,905
 Abstain                                                                               1,016,315    346,755  1,266,599  2,064,270
 Broker Non-Vote                                                                       4,111,892  2,161,627  3,984,564  4,380,485
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 19,455,809  9,780,718 20,339,939 23,667,111
---------------------------------------------------------------------------------------------------------------------------------

* For each Fund, the shareholder meetings were convened on July 28, 2003, but were adjourned to September 10, 2003 for the Nuveen Connecticut Municipal Bond Fund and the Nuveen New York Insured Municipal Bond Fund and to October 8, 2003 for the Nuveen New York Municipal Bond Fund with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for the Nuveen New Jersey Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. At the September 10, 2003 reconvened meeting for the Nuveen Connecticut Municipal Bond Fund and the Nuveen New York Insured Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003. At the October 8, 2003 reconvened meeting for the Nuveen New York Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of October 8, 2003.

----
13

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND
August 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.4%

    $  5,005 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 20.0%

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy
             Issue, Series A:
       1,000  5.700%, 3/01/16 - FSA Insured
       2,000  5.750%, 3/01/26 - FSA Insured

             Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds (Family Education Loan
             Program), 1996 Series A:
       1,005  6.300%, 11/15/10 (Alternative Minimum Tax)
         755  6.350%, 11/15/11 (Alternative Minimum Tax)

         950 Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan
              Program, 2001 Series A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

       3,125 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
              University Issue, Series E, 5.000%, 7/01/28 - RAAI Insured

       2,875 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac College
              Issue, Series D, 6.000%, 7/01/23

       1,500 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School Issue,
              Series B, 5.400%, 7/01/23 - MBIA Insured

         500 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College Issue,
              Series E, 5.875%, 7/01/26 - MBIA Insured

       1,490 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School
              Issue, Series A, 5.000%, 7/01/18 - RAAI Insured

       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy
              Issue, Series A, 5.400%, 7/01/27 - MBIA Insured

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
             Series I:
         925  5.250%, 7/01/25 - MBIA Insured
       2,755  5.500%, 7/01/29 - MBIA Insured

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Horace Bushnell
              Memorial Hall Issue, Series A, 5.625%, 7/01/29 - MBIA Insured

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State
             University System Issue, Series 1999C:
       1,155  5.500%, 11/01/17 - FSA Insured
       1,155  5.500%, 11/01/18 - FSA Insured
       1,155  5.500%, 11/01/19 - FSA Insured

         750 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College
              Issue, Series D, 5.750%, 7/01/30 - MBIA Insured

       2,250 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,
              2001 Series G, 5.000%, 7/01/31 - AMBAC Insured

       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
              School, Series D, 5.500%, 7/01/23

         925 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,
              2001 Series B, 5.000%, 3/01/32 - FSA Insured

         900 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee
              School, 2001 Series E, 5.250%, 7/01/21

       6,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford
              Issue, 2002 Series E, 5.250%, 7/01/32 - RAAI Insured

       4,500 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue,
              2002 Series W, 5.125%, 7/01/27

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.4%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                 5/12 at 100.00
 Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 20.0%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy
Issue, Series A:
 5.700%, 3/01/16 - FSA Insured                                                                          3/06 at 101.00
 5.750%, 3/01/26 - FSA Insured                                                                          3/06 at 101.00

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds (Family Education Loan
Program), 1996 Series A:
 6.300%, 11/15/10 (Alternative Minimum Tax)                                                            11/04 at 102.00
 6.350%, 11/15/11 (Alternative Minimum Tax)                                                            11/04 at 102.00

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan          11/11 at 100.00
 Program, 2001 Series A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart            7/08 at 101.00
 University Issue, Series E, 5.000%, 7/01/28 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac College      1/04 at 102.00
 Issue, Series D, 6.000%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School Issue,      7/05 at 101.00
 Series B, 5.400%, 7/01/23 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College Issue,  7/06 at 102.00
 Series E, 5.875%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School       7/08 at 101.00
 Issue, Series A, 5.000%, 7/01/18 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy        7/07 at 102.00
 Issue, Series A, 5.400%, 7/01/27 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
Series I:
 5.250%, 7/01/25 - MBIA Insured                                                                         7/09 at 101.00
 5.500%, 7/01/29 - MBIA Insured                                                                         7/09 at 101.00

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Horace Bushnell     7/09 at 101.00
 Memorial Hall Issue, Series A, 5.625%, 7/01/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State
University System Issue, Series 1999C:
 5.500%, 11/01/17 - FSA Insured                                                                        11/09 at 101.00
 5.500%, 11/01/18 - FSA Insured                                                                        11/09 at 101.00
 5.500%, 11/01/19 - FSA Insured                                                                        11/09 at 101.00

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College     7/10 at 101.00
 Issue, Series D, 5.750%, 7/01/30 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,        7/11 at 101.00
 2001 Series G, 5.000%, 7/01/31 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee      7/11 at 101.00
 School, Series D, 5.500%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,      3/11 at 101.00
 2001 Series B, 5.000%, 3/01/32 - FSA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee          7/11 at 101.00
 School, 2001 Series E, 5.250%, 7/01/21

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford  7/12 at 101.00
 Issue, 2002 Series E, 5.250%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue,  7/09 at 100.00
 2002 Series W, 5.125%, 7/01/27

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.4%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                      BBB
 Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 20.0%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy
Issue, Series A:
 5.700%, 3/01/16 - FSA Insured                                                                               AAA
 5.750%, 3/01/26 - FSA Insured                                                                               AAA

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds (Family Education Loan
Program), 1996 Series A:
 6.300%, 11/15/10 (Alternative Minimum Tax)                                                                  Aa3
 6.350%, 11/15/11 (Alternative Minimum Tax)                                                                  Aa3

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan                Aaa
 Program, 2001 Series A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart                  AA
 University Issue, Series E, 5.000%, 7/01/28 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac College          Baa1
 Issue, Series D, 6.000%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School Issue,           AAA
 Series B, 5.400%, 7/01/23 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College Issue,       AAA
 Series E, 5.875%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School             AA
 Issue, Series A, 5.000%, 7/01/18 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy             AAA
 Issue, Series A, 5.400%, 7/01/27 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
Series I:
 5.250%, 7/01/25 - MBIA Insured                                                                              AAA
 5.500%, 7/01/29 - MBIA Insured                                                                              AAA

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Horace Bushnell          Aaa
 Memorial Hall Issue, Series A, 5.625%, 7/01/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State
University System Issue, Series 1999C:
 5.500%, 11/01/17 - FSA Insured                                                                              AAA
 5.500%, 11/01/18 - FSA Insured                                                                              AAA
 5.500%, 11/01/19 - FSA Insured                                                                              AAA

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College          AAA
 Issue, Series D, 5.750%, 7/01/30 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,             AAA
 2001 Series G, 5.000%, 7/01/31 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee            A2
 School, Series D, 5.500%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,           AAA
 2001 Series B, 5.000%, 3/01/32 - FSA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee                A2
 School, 2001 Series E, 5.250%, 7/01/21

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford        AA
 Issue, 2002 Series E, 5.250%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue,       AAA
 2002 Series W, 5.125%, 7/01/27

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.4%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                $     4,027,123
 Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 20.0%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy
Issue, Series A:
 5.700%, 3/01/16 - FSA Insured                                                                               1,083,390
 5.750%, 3/01/26 - FSA Insured                                                                               2,129,400

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds (Family Education Loan
Program), 1996 Series A:
 6.300%, 11/15/10 (Alternative Minimum Tax)                                                                  1,035,713
 6.350%, 11/15/11 (Alternative Minimum Tax)                                                                    770,289

Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan                  965,438
 Program, 2001 Series A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart                 3,056,500
 University Issue, Series E, 5.000%, 7/01/28 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac College           2,894,809
 Issue, Series D, 6.000%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School Issue,           1,551,975
 Series B, 5.400%, 7/01/23 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College Issue,         540,845
 Series E, 5.875%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School            1,501,488
 Issue, Series A, 5.000%, 7/01/18 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy             1,027,250
 Issue, Series A, 5.400%, 7/01/27 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
Series I:
 5.250%, 7/01/25 - MBIA Insured                                                                                938,579
 5.500%, 7/01/29 - MBIA Insured                                                                              2,854,373

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Horace Bushnell          2,078,400
 Memorial Hall Issue, Series A, 5.625%, 7/01/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State
University System Issue, Series 1999C:
 5.500%, 11/01/17 - FSA Insured                                                                              1,251,050
 5.500%, 11/01/18 - FSA Insured                                                                              1,242,665
 5.500%, 11/01/19 - FSA Insured                                                                              1,231,646

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College            803,370
 Issue, Series D, 5.750%, 7/01/30 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,             2,250,720
 2001 Series G, 5.000%, 7/01/31 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee           1,048,770
 School, Series D, 5.500%, 7/01/23

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,             925,315
 2001 Series B, 5.000%, 3/01/32 - FSA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee                 927,198
 School, 2001 Series E, 5.250%, 7/01/21

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford       6,056,400
 Issue, 2002 Series E, 5.250%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue,       4,519,035
 2002 Series W, 5.125%, 7/01/27

----
14

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

    $  2,250 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,
              Series 2003-X1, 5.000%, 7/01/42

       1,540 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,
              2003 Series B, 5.000%, 7/01/33 - MBIA Insured

       2,160 The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2002 Series A,
              5.250%, 5/15/18

       3,120 The University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A,
              5.250%, 11/15/20 - FGIC Insured

         135 The University of Connecticut, General Obligation Bonds, 2000 Series A, 5.550%, 3/01/18 -
              FGIC Insured

       1,500 The University of Connecticut, General Obligation Bonds, 2001 Series A, 5.250%, 4/01/20

             The University of Connecticut, General Obligation Bonds, Series 2002A:
       3,065  5.375%, 4/01/17
       1,000  5.375%, 4/01/18
       1,000  5.375%, 4/01/19
----------------------------------------------------------------------------------------------------------------------
             Healthcare - 8.3%

         800 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General
              Hospital Issue, Series B, 6.000%, 7/01/24 - AMBAC Insured

       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital
              Issue, Series G, 5.000%, 7/01/18 - MBIA Insured

             Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care
             Issue, Series 1997B:
       1,000  5.375%, 7/01/17
       3,500  5.500%, 7/01/27

       1,500 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital
              Issue, Series A, 5.800%, 7/01/26 - MBIA Insured

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The William W.
              Backus Hospital Issue, Series D, 5.750%, 7/01/27 - AMBAC Insured

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital
             Issue, Series G:
         500  5.700%, 7/01/22 - AMBAC Insured
       1,000  5.625%, 7/01/25 - AMBAC Insured

       1,500 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East
              Issue, Series 1999F, 5.750%, 11/15/29 - MBIA Insured

       2,725 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital
              Issue, Series C, 5.750%, 7/01/20 - RAAI Insured

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
              Health Network Issue, Series A, 6.000%, 7/01/25 - RAAI Insured

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital Issue,
              2002 Series B, 5.500%, 7/01/32 - RAAI Insured

         900 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital of Raphael
              Issue, Series D, 6.625%, 7/01/14 - AMBAC Insured

       2,000 State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital
              Issue, Series A, 6.625%, 7/01/18 - MBIA Insured

       2,250 Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc. Project,
              1994 Series, 7.000%, 7/01/25 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.9%

       1,965 Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds
              (Stratfield Apartments Project), Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations (continued)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,         7/13 at 100.00
 Series 2003-X1, 5.000%, 7/01/42

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,        7/13 at 100.00
 2003 Series B, 5.000%, 7/01/33 - MBIA Insured

The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2002 Series A,               5/12 at 100.00
 5.250%, 5/15/18

The University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A,                        11/12 at 101.00
 5.250%, 11/15/20 - FGIC Insured

The University of Connecticut, General Obligation Bonds, 2000 Series A, 5.550%, 3/01/18 -                 3/10 at 101.00
 FGIC Insured

The University of Connecticut, General Obligation Bonds, 2001 Series A, 5.250%, 4/01/20                   4/11 at 101.00

The University of Connecticut, General Obligation Bonds, Series 2002A:
 5.375%, 4/01/17                                                                                         4/12 at 100.00
 5.375%, 4/01/18                                                                                         4/12 at 100.00
 5.375%, 4/01/19                                                                                         4/12 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 8.3%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General      7/04 at 102.00
 Hospital Issue, Series B, 6.000%, 7/01/24 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital        7/09 at 101.00
 Issue, Series G, 5.000%, 7/01/18 - MBIA Insured

Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care
Issue, Series 1997B:
 5.375%, 7/01/17                                                                                         7/07 at 102.00
 5.500%, 7/01/27                                                                                         7/07 at 102.00

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital       7/06 at 102.00
 Issue, Series A, 5.800%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The William W.           7/07 at 102.00
 Backus Hospital Issue, Series D, 5.750%, 7/01/27 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital
Issue, Series G:
 5.700%, 7/01/22 - AMBAC Insured                                                                         7/09 at 101.00
 5.625%, 7/01/25 - AMBAC Insured                                                                         7/09 at 101.00

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East    11/09 at 101.00
 Issue, Series 1999F, 5.750%, 11/15/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital       7/09 at 101.00
 Issue, Series C, 5.750%, 7/01/20 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut      7/10 at 101.00
 Health Network Issue, Series A, 6.000%, 7/01/25 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital Issue,  7/12 at 101.00
 2002 Series B, 5.500%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital of Raphael      1/04 at 100.00
 Issue, Series D, 6.625%, 7/01/14 - AMBAC Insured

State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital     1/04 at 101.00
 Issue, Series A, 6.625%, 7/01/18 - MBIA Insured

Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc. Project,    7/05 at 102.00
 1994 Series, 7.000%, 7/01/25 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.9%

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds              12/09 at 102.00
 (Stratfield Apartments Project), Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations (continued)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,              AAA
 Series 2003-X1, 5.000%, 7/01/42

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,             AAA
 2003 Series B, 5.000%, 7/01/33 - MBIA Insured

The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2002 Series A,                    AA-
 5.250%, 5/15/18

The University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A,                              AAA
 5.250%, 11/15/20 - FGIC Insured

The University of Connecticut, General Obligation Bonds, 2000 Series A, 5.550%, 3/01/18 -                      AAA
 FGIC Insured

The University of Connecticut, General Obligation Bonds, 2001 Series A, 5.250%, 4/01/20                         AA

The University of Connecticut, General Obligation Bonds, Series 2002A:
 5.375%, 4/01/17                                                                                               AA
 5.375%, 4/01/18                                                                                               AA
 5.375%, 4/01/19                                                                                               AA
-------------------------------------------------------------------------------------------------------------------
Healthcare - 8.3%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General           AAA
 Hospital Issue, Series B, 6.000%, 7/01/24 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital             Aaa
 Issue, Series G, 5.000%, 7/01/18 - MBIA Insured

Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care
Issue, Series 1997B:
 5.375%, 7/01/17                                                                                              Ba1
 5.500%, 7/01/27                                                                                              Ba1

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital            AAA
 Issue, Series A, 5.800%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The William W.                AAA
 Backus Hospital Issue, Series D, 5.750%, 7/01/27 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital
Issue, Series G:
 5.700%, 7/01/22 - AMBAC Insured                                                                              AAA
 5.625%, 7/01/25 - AMBAC Insured                                                                              AAA

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East          AAA
 Issue, Series 1999F, 5.750%, 11/15/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital             AA
 Issue, Series C, 5.750%, 7/01/20 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut            AA
 Health Network Issue, Series A, 6.000%, 7/01/25 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital Issue,        AA
 2002 Series B, 5.500%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital of Raphael           AAA
 Issue, Series D, 6.625%, 7/01/14 - AMBAC Insured

State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital          AAA
 Issue, Series A, 6.625%, 7/01/18 - MBIA Insured

Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc. Project,         AAA
 1994 Series, 7.000%, 7/01/25 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.9%

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds                    N/R
 (Stratfield Apartments Project), Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations (continued)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,        $     2,224,733
 Series 2003-X1, 5.000%, 7/01/42

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,             1,540,493
 2003 Series B, 5.000%, 7/01/33 - MBIA Insured

The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2002 Series A,                    2,284,308
 5.250%, 5/15/18

The University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A,                              3,279,650
 5.250%, 11/15/20 - FGIC Insured

The University of Connecticut, General Obligation Bonds, 2000 Series A, 5.550%, 3/01/18 -                        146,094
 FGIC Insured

The University of Connecticut, General Obligation Bonds, 2001 Series A, 5.250%, 4/01/20                        1,564,680

The University of Connecticut, General Obligation Bonds, Series 2002A:
 5.375%, 4/01/17                                                                                              3,293,710
 5.375%, 4/01/18                                                                                              1,067,960
 5.375%, 4/01/19                                                                                              1,061,360
------------------------------------------------------------------------------------------------------------------------
Healthcare - 8.3%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General             841,088
 Hospital Issue, Series B, 6.000%, 7/01/24 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital             1,021,390
 Issue, Series G, 5.000%, 7/01/18 - MBIA Insured

Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care
Issue, Series 1997B:
 5.375%, 7/01/17                                                                                                790,370
 5.500%, 7/01/27                                                                                              2,577,365

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital            1,587,045
 Issue, Series A, 5.800%, 7/01/26 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, The William W.                2,103,400
 Backus Hospital Issue, Series D, 5.750%, 7/01/27 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital
Issue, Series G:
 5.700%, 7/01/22 - AMBAC Insured                                                                                527,685
 5.625%, 7/01/25 - AMBAC Insured                                                                              1,044,050

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East          1,576,815
 Issue, Series 1999F, 5.750%, 11/15/29 - MBIA Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital            2,880,924
 Issue, Series C, 5.750%, 7/01/20 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut           2,107,680
 Health Network Issue, Series A, 6.000%, 7/01/25 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital Issue,       2,060,800
 2002 Series B, 5.500%, 7/01/32 - RAAI Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital of Raphael             939,420
 Issue, Series D, 6.625%, 7/01/14 - AMBAC Insured

State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital          2,028,040
 Issue, Series A, 6.625%, 7/01/18 - MBIA Insured

Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc. Project,         2,464,718
 1994 Series, 7.000%, 7/01/25 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.9%

Housing Authority of the City of Bridgeport, Connecticut, Multifamily Housing Revenue Bonds                    1,976,181
 (Stratfield Apartments Project), Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)

----
15

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  2,000 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1999 Series D2,     12/09 at 100.00
              6.200%, 11/15/41 (Alternative Minimum Tax)

       1,480 New Britain Senior Citizens Housing Development Corporation, Mortgage Revenue Refunding Bonds,      1/04 at 100.00
              Series 1992A (FHA-Insured Mortgage Loan - Nathan Hale Apartments Section 8 Assisted Project),
              6.875%, 7/01/24
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.1%

       4,625 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1997 Series B,      11/07 at 102.00
              Subseries B-2, 5.850%, 11/15/28 (Alternative Minimum Tax)

       1,360 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1997 Series F,      11/06 at 102.00
              Subseries F-2, 6.000%, 11/15/27 (Alternative Minimum Tax)

       1,500 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2002 Series F,      11/12 at 100.00
              Subseries F-3, 5.250%, 5/15/33 (Alternative Minimum Tax)

       1,985 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series A-1,     5/10 at 100.00
              5.250%, 11/15/28

       1,595 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series C,      11/10 at 100.00
              5.300%, 11/15/33 (Alternative Minimum Tax)

         985 Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series D,       5/12 at 100.00
              Subseries D-2, 5.350%, 11/15/32 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.5%

         500 Connecticut Housing Finance Authority, Group Home Mortgage Finance Program, Special Obligation      6/10 at 102.00
              Bonds, Series GH-5, 5.850%, 6/15/30 - AMBAC Insured

       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hebrew Home and    8/08 at 102.00
              Hospital Issue, Series B (FHA-Insured Mortgage), 5.200%, 8/01/38

             Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding
             Bonds (Church Homes, Inc. - Congregational Avery Heights Project), 1997 Series:
       1,700  5.700%, 4/01/12                                                                                    4/07 at 102.00
       2,610  5.800%, 4/01/21                                                                                    4/07 at 102.00

       1,875 Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding       12/06 at 103.00
              Bonds, Elim Park Baptist Home, Inc. Project, Series 1998A, 5.375%, 12/01/18

             Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds
             (Connecticut Baptist Homes, Inc. Project), 1999 Series:
       1,000  5.500%, 9/01/15 - RAAI Insured                                                                     9/09 at 102.00
         500  5.625%, 9/01/22 - RAAI Insured                                                                     9/09 at 102.00

       1,000 Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds 12/09 at 102.00
              (The Mary Wade Home, Incorporated Project), 1999 Series A, 6.375%, 12/01/18

             Connecticut Development Authority, Revenue Refunding Bonds (Duncaster Inc. Project), Series 1999A:
       2,200  5.250%, 8/01/19 - RAAI Insured                                                                     2/10 at 102.00
       3,910  5.375%, 8/01/24 - RAAI Insured                                                                     2/10 at 102.00
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,000 Town of Sprague, Connecticut Environmental Improvement Revenue Bonds, 1997 Series A (International 10/07 at 102.00
              Paper Company Project), 5.700%, 10/01/21 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 16.7%

       2,800 City of Bridgeport, Connecticut, General Obligation Bonds, 1997 Series A,                           3/07 at 101.00
              5.250%, 3/01/17 - AMBAC Insured

       1,500 City of Bridgeport, Connecticut, General Obligation Bonds, Series 2002A Refunding,                  8/12 at 100.00
              5.375%, 8/15/19 - FGIC Insured

             Town of Cheshire, Connecticut, General Obligation Bonds, Issue of 1999:
         660  5.625%, 10/15/18                                                                                  10/09 at 101.00
         660  5.625%, 10/15/19                                                                                  10/09 at 101.00

                                                                                                                      Market
Description                                                                                        Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1999 Series D2,           AAA $     2,074,200
 6.200%, 11/15/41 (Alternative Minimum Tax)

New Britain Senior Citizens Housing Development Corporation, Mortgage Revenue Refunding Bonds,           AAA       1,485,624
 Series 1992A (FHA-Insured Mortgage Loan - Nathan Hale Apartments Section 8 Assisted Project),
 6.875%, 7/01/24
----------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 4.1%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1997 Series B,            AAA       4,755,749
 Subseries B-2, 5.850%, 11/15/28 (Alternative Minimum Tax)

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1997 Series F,            Aaa       1,398,991
 Subseries F-2, 6.000%, 11/15/27 (Alternative Minimum Tax)

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2002 Series F,            AAA       1,490,940
 Subseries F-3, 5.250%, 5/15/33 (Alternative Minimum Tax)

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series A-1,          AAA       2,004,393
 5.250%, 11/15/28

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series C,            AAA       1,601,125
 5.300%, 11/15/33 (Alternative Minimum Tax)

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 2001 Series D,            AAA         989,137
 Subseries D-2, 5.350%, 11/15/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.5%

Connecticut Housing Finance Authority, Group Home Mortgage Finance Program, Special Obligation           AAA         525,075
 Bonds, Series GH-5, 5.850%, 6/15/30 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hebrew Home and         AAA       1,001,740
 Hospital Issue, Series B (FHA-Insured Mortgage), 5.200%, 8/01/38

Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding
Bonds (Church Homes, Inc. - Congregational Avery Heights Project), 1997 Series:
 5.700%, 4/01/12                                                                                        BBB       1,664,708
 5.800%, 4/01/21                                                                                        BBB       2,397,207

Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding            BBB+       1,846,462
 Bonds, Elim Park Baptist Home, Inc. Project, Series 1998A, 5.375%, 12/01/18

Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds
(Connecticut Baptist Homes, Inc. Project), 1999 Series:
 5.500%, 9/01/15 - RAAI Insured                                                                          AA       1,065,560
 5.625%, 9/01/22 - RAAI Insured                                                                          AA         524,270

Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds       N/R       1,071,310
 (The Mary Wade Home, Incorporated Project), 1999 Series A, 6.375%, 12/01/18

Connecticut Development Authority, Revenue Refunding Bonds (Duncaster Inc. Project), Series 1999A:
 5.250%, 8/01/19 - RAAI Insured                                                                          AA       2,247,784
 5.375%, 8/01/24 - RAAI Insured                                                                          AA       3,983,000
----------------------------------------------------------------------------------------------------------------------------
Materials - 0.3%

Town of Sprague, Connecticut Environmental Improvement Revenue Bonds, 1997 Series A (International       BBB         976,800
 Paper Company Project), 5.700%, 10/01/21 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 16.7%

City of Bridgeport, Connecticut, General Obligation Bonds, 1997 Series A,                                AAA       2,954,532
 5.250%, 3/01/17 - AMBAC Insured

City of Bridgeport, Connecticut, General Obligation Bonds, Series 2002A Refunding,                       Aaa       1,581,735
 5.375%, 8/15/19 - FGIC Insured

Town of Cheshire, Connecticut, General Obligation Bonds, Issue of 1999:
 5.625%, 10/15/18                                                                                       Aa3         715,843
 5.625%, 10/15/19                                                                                       Aa3         710,536

----
16

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $    395 Town of Colchester, Connecticut, General Obligation Bonds, Series 2001,
              5.500%, 6/15/14 - FGIC Insured

         500 State of Connecticut, General Obligation Bonds, Series 1999B, 5.500%, 11/01/18

             State of Connecticut, General Obligation Bonds, Series 2002B:
       1,000  5.500%, 6/15/19
       2,000  5.500%, 6/15/21

       5,000 State of Connecticut, General Obligation Bonds, Residual Certificates Series 514,
              14.340%, 12/15/13 (IF)

       1,000 State of Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21

       1,000 State of Connecticut, General Obligation Bonds, Series 2001D, 5.000%, 11/15/20

       2,500 State of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19

       1,015 Town of East Lyme, Connecticut, General Obligation Bonds, 5.000%, 7/15/16 - FGIC Insured

         500 City of New Haven, Connecticut, General Obligation Bonds, Series 1999,
              4.700%, 2/01/15 - FGIC Insured

       1,630 City of New Haven, Connecticut, General Obligation Bonds, Series 2001A,
              5.000%, 11/01/20 - FGIC Insured

         975 Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured

             Regional School District No. 16, Connecticut (Towns of Beacon Falls and Prospect), General Obligation
             Bonds, Issue of 2000:
         650  5.500%, 3/15/18 - FSA Insured
         650  5.625%, 3/15/19 - FSA Insured
         650  5.700%, 3/15/20 - FSA Insured

       1,460 Regional School District No. 008, Towns of Andover, Hebron and Marlborough, County of Tolland,
              Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - FSA Insured

         420 Regional School District No. 15, Connecticut, General Obligation Bonds, Series 2002,
              5.000%, 8/15/22 - FSA Insured

             Town of Stratford, Connecticut, General Obligation Bonds, Series 2002:
       2,050  4.000%, 2/15/16 - FSA Insured
       2,065  4.000%, 2/15/17 - FSA Insured

       3,700 Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 - FSA Insured (IF)

             City of Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
       1,500  5.375%, 4/01/16 - FSA Insured
       1,090  5.375%, 4/01/17 - FSA Insured

             City of Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, 2000 Issue:
         910  6.000%, 2/01/18 - RAAI Insured
       1,025  6.000%, 2/01/20 - RAAI Insured

       1,630 Town of Westport, Connecticut, General Obligation Bonds, Series 2003, 4.875%, 2/01/20

         325 Town of Canterbury, Connecticut, General Obligation Bonds, 7.200%, 5/01/09

             Town of Glastonbury, Connecticut, General Obligation Bonds, Issue of 1988:
         200  7.200%, 8/15/06
         200  7.200%, 8/15/07
         200  7.200%, 8/15/08

             Town of Griswold, Connecticut, General Obligation Bonds, Issue of 1989:
         200  7.500%, 4/01/04 - MBIA Insured
         150  7.500%, 4/01/05 - MBIA Insured

         340 City of Middletown, Connecticut, General Obligation Bonds, 6.900%, 4/15/06

             City of New London, Connecticut, General Obligation Bonds, Water Department Revenue Bonds,
             Series 20:
         120  7.300%, 12/01/05
         100  7.300%, 12/01/07

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Town of Colchester, Connecticut, General Obligation Bonds, Series 2001,                                6/11 at 102.00       Aaa
 5.500%, 6/15/14 - FGIC Insured

State of Connecticut, General Obligation Bonds, Series 1999B, 5.500%, 11/01/18                        11/09 at 101.00        AA

State of Connecticut, General Obligation Bonds, Series 2002B:
 5.500%, 6/15/19                                                                                      6/12 at 100.00        AA
 5.500%, 6/15/21                                                                                      6/12 at 100.00        AA

State of Connecticut, General Obligation Bonds, Residual Certificates Series 514,                        No Opt. Call       Aa2
 14.340%, 12/15/13 (IF)

State of Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21                        11/12 at 100.00        AA

State of Connecticut, General Obligation Bonds, Series 2001D, 5.000%, 11/15/20                        11/11 at 100.00        AA

State of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19                          4/12 at 100.00        AA

Town of East Lyme, Connecticut, General Obligation Bonds, 5.000%, 7/15/16 - FGIC Insured               7/11 at 102.00       Aaa

City of New Haven, Connecticut, General Obligation Bonds, Series 1999,                                 2/08 at 101.00       AAA
 4.700%, 2/01/15 - FGIC Insured

City of New Haven, Connecticut, General Obligation Bonds, Series 2001A,                               11/10 at 101.00       AAA
 5.000%, 11/01/20 - FGIC Insured

Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured        6/10 at 100.00         A

Regional School District No. 16, Connecticut (Towns of Beacon Falls and Prospect), General Obligation
Bonds, Issue of 2000:
 5.500%, 3/15/18 - FSA Insured                                                                        3/10 at 101.00       Aaa
 5.625%, 3/15/19 - FSA Insured                                                                        3/10 at 101.00       Aaa
 5.700%, 3/15/20 - FSA Insured                                                                        3/10 at 101.00       Aaa

Regional School District No. 008, Towns of Andover, Hebron and Marlborough, County of Tolland,         5/11 at 101.00       Aaa
 Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - FSA Insured

Regional School District No. 15, Connecticut, General Obligation Bonds, Series 2002,                   8/10 at 101.00       Aaa
 5.000%, 8/15/22 - FSA Insured

Town of Stratford, Connecticut, General Obligation Bonds, Series 2002:
 4.000%, 2/15/16 - FSA Insured                                                                        2/12 at 100.00       AAA
 4.000%, 2/15/17 - FSA Insured                                                                        2/12 at 100.00       AAA

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 - FSA Insured (IF)         No Opt. Call       AAA

City of Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
 5.375%, 4/01/16 - FSA Insured                                                                        4/12 at 100.00       AAA
 5.375%, 4/01/17 - FSA Insured                                                                        4/12 at 100.00       AAA

City of Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, 2000 Issue:
 6.000%, 2/01/18 - RAAI Insured                                                                       2/09 at 101.00        AA
 6.000%, 2/01/20 - RAAI Insured                                                                       2/09 at 101.00        AA

Town of Westport, Connecticut, General Obligation Bonds, Series 2003, 4.875%, 2/01/20                  2/12 at 100.00       Aaa

Town of Canterbury, Connecticut, General Obligation Bonds, 7.200%, 5/01/09                               No Opt. Call        A3

Town of Glastonbury, Connecticut, General Obligation Bonds, Issue of 1988:
 7.200%, 8/15/06                                                                                        No Opt. Call       Aa1
 7.200%, 8/15/07                                                                                        No Opt. Call       Aa1
 7.200%, 8/15/08                                                                                        No Opt. Call       Aa1

Town of Griswold, Connecticut, General Obligation Bonds, Issue of 1989:
 7.500%, 4/01/04 - MBIA Insured                                                                         No Opt. Call       AAA
 7.500%, 4/01/05 - MBIA Insured                                                                         No Opt. Call       AAA

City of Middletown, Connecticut, General Obligation Bonds, 6.900%, 4/15/06                               No Opt. Call        AA

City of New London, Connecticut, General Obligation Bonds, Water Department Revenue Bonds,
Series 20:
 7.300%, 12/01/05                                                                                       No Opt. Call        A+
 7.300%, 12/01/07                                                                                       No Opt. Call        A+

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Town of Colchester, Connecticut, General Obligation Bonds, Series 2001,                               $  440,259
 5.500%, 6/15/14 - FGIC Insured

State of Connecticut, General Obligation Bonds, Series 1999B, 5.500%, 11/01/18                           537,950

State of Connecticut, General Obligation Bonds, Series 2002B:
 5.500%, 6/15/19                                                                                      1,076,790
 5.500%, 6/15/21                                                                                      2,132,560

State of Connecticut, General Obligation Bonds, Residual Certificates Series 514,                      6,812,500
 14.340%, 12/15/13 (IF)

State of Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21                         1,051,830

State of Connecticut, General Obligation Bonds, Series 2001D, 5.000%, 11/15/20                         1,020,510

State of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19                          2,650,250

Town of East Lyme, Connecticut, General Obligation Bonds, 5.000%, 7/15/16 - FGIC Insured               1,078,783

City of New Haven, Connecticut, General Obligation Bonds, Series 1999,                                   511,290
 4.700%, 2/01/15 - FGIC Insured

City of New Haven, Connecticut, General Obligation Bonds, Series 2001A,                                1,657,775
 5.000%, 11/01/20 - FGIC Insured

Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured        1,014,644

Regional School District No. 16, Connecticut (Towns of Beacon Falls and Prospect), General Obligation
Bonds, Issue of 2000:
 5.500%, 3/15/18 - FSA Insured                                                                          700,109
 5.625%, 3/15/19 - FSA Insured                                                                          704,587
 5.700%, 3/15/20 - FSA Insured                                                                          705,445

Regional School District No. 008, Towns of Andover, Hebron and Marlborough, County of Tolland,         1,490,280
 Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - FSA Insured

Regional School District No. 15, Connecticut, General Obligation Bonds, Series 2002,                     422,869
 5.000%, 8/15/22 - FSA Insured

Town of Stratford, Connecticut, General Obligation Bonds, Series 2002:
 4.000%, 2/15/16 - FSA Insured                                                                        1,994,015
 4.000%, 2/15/17 - FSA Insured                                                                        1,976,659

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 - FSA Insured (IF)       4,887,034

City of Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
 5.375%, 4/01/16 - FSA Insured                                                                        1,615,275
 5.375%, 4/01/17 - FSA Insured                                                                        1,166,496

City of Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, 2000 Issue:
 6.000%, 2/01/18 - RAAI Insured                                                                         970,743
 6.000%, 2/01/20 - RAAI Insured                                                                       1,085,455

Town of Westport, Connecticut, General Obligation Bonds, Series 2003, 4.875%, 2/01/20                  1,656,960

Town of Canterbury, Connecticut, General Obligation Bonds, 7.200%, 5/01/09                               392,525

Town of Glastonbury, Connecticut, General Obligation Bonds, Issue of 1988:
 7.200%, 8/15/06                                                                                        230,510
 7.200%, 8/15/07                                                                                        236,574
 7.200%, 8/15/08                                                                                        241,390

Town of Griswold, Connecticut, General Obligation Bonds, Issue of 1989:
 7.500%, 4/01/04 - MBIA Insured                                                                         207,544
 7.500%, 4/01/05 - MBIA Insured                                                                         164,363

City of Middletown, Connecticut, General Obligation Bonds, 6.900%, 4/15/06                               383,785

City of New London, Connecticut, General Obligation Bonds, Water Department Revenue Bonds,
Series 20:
 7.300%, 12/01/05                                                                                       135,215
 7.300%, 12/01/07                                                                                       119,285

----
17

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Town of Old Saybrook, Connecticut, General Obligation Bonds:
    $    160  7.400%, 5/01/08
         160  7.400%, 5/01/09
         275  6.500%, 2/15/10 - AMBAC Insured
         270  6.500%, 2/15/11 - AMBAC Insured

             Town of Winchester, Connecticut, General Obligation Bonds:
         140  6.750%, 4/15/06
         140  6.750%, 4/15/07
         140  6.750%, 4/15/08
         140  6.750%, 4/15/09
         140  6.750%, 4/15/10
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.0%

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
             Program Issue, Series 1994 (St. Camillus Health Center Project):
       2,000  6.250%, 11/01/18
       3,695  6.250%, 11/01/18 - AMBAC Insured

         880 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities
              Program, Series A, 5.000%, 7/01/28 - AMBAC Insured

       5,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1994 (St. Joseph's Manor Project), 6.250%, 11/01/16 - AMBAC Insured

       3,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1994 (The Jewish Home for the Elderly of Fairfield County Project),
              6.250%, 11/01/20 - AMBAC Insured

       2,895 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for
              Waterbury, Inc. Issue, Series 1998A, 6.750%, 7/01/28

       4,365 State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1996 (3030 Park Fairfield Health Center Project), 6.250%, 11/01/21

             State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
             2002 Series A:
       1,500  5.375%, 7/01/18 - FSA Insured
       1,780  5.375%, 7/01/19 - FSA Insured

       4,000 State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purpose,
              2002 Series B, 5.000%, 12/01/20 - AMBAC Insured

             State of Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
       1,275  5.000%, 12/15/20
       1,000  5.000%, 12/15/30

       1,150 State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
              1992 Series B, 6.125%, 9/01/12

       1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,
              5.750%, 7/01/19 - MBIA Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,
              6.500%, 10/01/24

         725 Town of Woodstock, Connecticut, Special Obligation Bonds (Woodstock Academy), 1990 Issue, General
              Obligation Bonds, 6.900%, 3/01/06 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 1.6%

       2,100 State of Connecticut, General Airport Revenue Bonds, Series 2001A, Bradley International Airport,
              5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured

       1,000 City of Hartford, Connecticut, Parking System Revenue Bonds, 2000 Series A, 6.500%, 7/01/25

       1,360 City of New Haven, Connecticut, Air Rights Parking Facility Revenue Bonds, Series 2002 Refunding,
              5.375%, 12/01/14 - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Town of Old Saybrook, Connecticut, General Obligation Bonds:
 7.400%, 5/01/08                                                                                         No Opt. Call        A1
 7.400%, 5/01/09                                                                                         No Opt. Call        A1
 6.500%, 2/15/10 - AMBAC Insured                                                                         No Opt. Call       AAA
 6.500%, 2/15/11 - AMBAC Insured                                                                         No Opt. Call       AAA

Town of Winchester, Connecticut, General Obligation Bonds:
 6.750%, 4/15/06                                                                                         No Opt. Call        A1
 6.750%, 4/15/07                                                                                         No Opt. Call        A1
 6.750%, 4/15/08                                                                                         No Opt. Call        A1
 6.750%, 4/15/09                                                                                         No Opt. Call        A1
 6.750%, 4/15/10                                                                                         No Opt. Call        A1
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.0%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
Program Issue, Series 1994 (St. Camillus Health Center Project):
 6.250%, 11/01/18                                                                                     11/04 at 102.00        AA
 6.250%, 11/01/18 - AMBAC Insured                                                                     11/04 at 102.00       AAA

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities  7/08 at 102.00       AAA
 Program, Series A, 5.000%, 7/01/28 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          11/04 at 102.00       AAA
 Program Issue, Series 1994 (St. Joseph's Manor Project), 6.250%, 11/01/16 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          11/04 at 102.00       AAA
 Program Issue, Series 1994 (The Jewish Home for the Elderly of Fairfield County Project),
 6.250%, 11/01/20 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for  7/08 at 105.00         A
 Waterbury, Inc. Issue, Series 1998A, 6.750%, 7/01/28

State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Nursing Home         11/06 at 102.00        AA
 Program Issue, Series 1996 (3030 Park Fairfield Health Center Project), 6.250%, 11/01/21

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
2002 Series A:
 5.375%, 7/01/18 - FSA Insured                                                                         7/12 at 100.00       AAA
 5.375%, 7/01/19 - FSA Insured                                                                         7/12 at 100.00       AAA

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purpose,             12/12 at 100.00       AAA
 2002 Series B, 5.000%, 12/01/20 - AMBAC Insured

State of Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
 5.000%, 12/15/20                                                                                     12/11 at 101.00       AA-
 5.000%, 12/15/30                                                                                     12/11 at 101.00       AA-

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,               No Opt. Call       AA-
 1992 Series B, 6.125%, 9/01/12

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                  7/10 at 101.00       AAA
 5.750%, 7/01/19 - MBIA Insured

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,                 10/10 at 101.00      BBB-
 6.500%, 10/01/24

Town of Woodstock, Connecticut, Special Obligation Bonds (Woodstock Academy), 1990 Issue, General       9/03 at 100.00       AAA
 Obligation Bonds, 6.900%, 3/01/06 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.6%

State of Connecticut, General Airport Revenue Bonds, Series 2001A, Bradley International Airport,       4/11 at 101.00       AAA
 5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured

City of Hartford, Connecticut, Parking System Revenue Bonds, 2000 Series A, 6.500%, 7/01/25             7/10 at 100.00       BBB

City of New Haven, Connecticut, Air Rights Parking Facility Revenue Bonds, Series 2002 Refunding,         No Opt. Call       AAA
 5.375%, 12/01/14 - AMBAC Insured

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Town of Old Saybrook, Connecticut, General Obligation Bonds:
 7.400%, 5/01/08                                                                                      $         191,984
 7.400%, 5/01/09                                                                                                195,824
 6.500%, 2/15/10 - AMBAC Insured                                                                                324,126
 6.500%, 2/15/11 - AMBAC Insured                                                                                319,685

Town of Winchester, Connecticut, General Obligation Bonds:
 6.750%, 4/15/06                                                                                                157,321
 6.750%, 4/15/07                                                                                                161,333
 6.750%, 4/15/08                                                                                                164,233
 6.750%, 4/15/09                                                                                                166,348
 6.750%, 4/15/10                                                                                                167,331
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.0%

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
Program Issue, Series 1994 (St. Camillus Health Center Project):
 6.250%, 11/01/18                                                                                             2,074,420
 6.250%, 11/01/18 - AMBAC Insured                                                                             3,957,123

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities           865,550
 Program, Series A, 5.000%, 7/01/28 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home                  5,354,700
 Program Issue, Series 1994 (St. Joseph's Manor Project), 6.250%, 11/01/16 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home                  3,208,440
 Program Issue, Series 1994 (The Jewish Home for the Elderly of Fairfield County Project),
 6.250%, 11/01/20 - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for         3,131,435
 Waterbury, Inc. Issue, Series 1998A, 6.750%, 7/01/28

State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Nursing Home                 4,542,481
 Program Issue, Series 1996 (3030 Park Fairfield Health Center Project), 6.250%, 11/01/21

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
2002 Series A:
 5.375%, 7/01/18 - FSA Insured                                                                                1,604,355
 5.375%, 7/01/19 - FSA Insured                                                                                1,891,766

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purpose,                     4,096,480
 2002 Series B, 5.000%, 12/01/20 - AMBAC Insured

State of Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
 5.000%, 12/15/20                                                                                             1,297,198
 5.000%, 12/15/30                                                                                               987,450

State of Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,                    1,342,464
 1992 Series B, 6.125%, 9/01/12

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                         1,113,400
 5.750%, 7/01/19 - MBIA Insured

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,                         2,196,840
 6.500%, 10/01/24

Town of Woodstock, Connecticut, Special Obligation Bonds (Woodstock Academy), 1990 Issue, General                728,335
 Obligation Bonds, 6.900%, 3/01/06 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Transportation - 1.6%

State of Connecticut, General Airport Revenue Bonds, Series 2001A, Bradley International Airport,              2,071,923
 5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured

City of Hartford, Connecticut, Parking System Revenue Bonds, 2000 Series A, 6.500%, 7/01/25                    1,028,740

City of New Haven, Connecticut, Air Rights Parking Facility Revenue Bonds, Series 2002 Refunding,              1,510,457
 5.375%, 12/01/14 - AMBAC Insured

----
18

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $    250 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc.
              Project), 6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.8%

       1,000 City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, 6.000%, 7/15/19
              (Pre-refunded to 7/15/10) - FGIC Insured

       2,355 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20 (Pre-refunded to 7/01/10)

       1,100 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.200%, 11/01/10
              (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

             State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
             Program Issue, Series 1994 (Highland View Manor, Inc. Project):
       1,500  7.200%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured
       4,200  7.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

       1,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.500%, 11/01/16
              (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

       2,000 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1994, AHF/Hartford, Inc. Project, 7.125%, 11/01/24
              (Pre-refunded to 11/01/04) - AMBAC Insured

       4,115 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
              Program Issue, Series 1996 (Abbott Terrace Health Center Project), 5.750%, 11/01/13
              (Pre-refunded to 11/01/06)

       1,300 State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General
              Health Care System (Parkside Lodges Projects), 7.375%, 7/01/19

         665 City of New Haven, Connecticut, General Obligation Bonds, Series 2000C, 6.000%, 11/01/19
              (Pre-refunded to 11/01/09) - FSA Insured

             Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
       2,540  5.500%, 10/01/32
       4,500  5.500%, 10/01/40

       2,105 City of Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/15
              (Pre-refunded to 8/15/12)

         500 The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2000 Series A,
              5.750%, 11/15/29 (Pre-refunded to 11/15/10) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 10.4%

       8,000 Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Refunding
              Bonds (Ogden Martin Systems of Bristol, Inc. Project), 1995 Series, 6.500%, 7/01/14

       2,025 Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and
              Power Company, Series 1993A, 5.850%, 9/01/28

       1,000 Connecticut Resources Recovery Authority, Corporate Credit Resource Recovery Revenue Bonds,
              America Ref-Fuel Company of Southeastern Connecticut Project, II Series A, 5.500%, 11/15/15
              (Alternative Minimum Tax)

             Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon
             Project), Series 1993A:
         240  5.250%, 1/01/06 (Alternative Minimum Tax)
       1,370  5.500%, 1/01/14 (Alternative Minimum Tax)
       3,915  5.500%, 1/01/20 (Alternative Minimum Tax)

             Connecticut Resource Recovery Authority, Wallingford Resource Recovery Project Revenue Bonds,
             Subordinated Series 1991:
         400  6.750%, 11/15/03
         500  6.800%, 11/15/04

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Transportation (continued)

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc.  6/06 at 102.00       CCC
 Project), 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, 6.000%, 7/15/19              7/10 at 101.00       AAA
 (Pre-refunded to 7/15/10) - FGIC Insured

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,            7/10 at 100.00       AAA
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home         11/04 at 102.00       AAA
 Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.200%, 11/01/10
 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
Program Issue, Series 1994 (Highland View Manor, Inc. Project):
 7.200%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured               11/04 at 102.00       AAA
 7.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured               11/04 at 102.00       AAA

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home         11/04 at 102.00       AAA
 Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.500%, 11/01/16
 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home         11/04 at 102.00       AAA
 Program Issue, Series 1994, AHF/Hartford, Inc. Project, 7.125%, 11/01/24
 (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home         11/06 at 102.00     AA***
 Program Issue, Series 1996 (Abbott Terrace Health Center Project), 5.750%, 11/01/13
 (Pre-refunded to 11/01/06)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General      1/04 at 100.00       AAA
 Health Care System (Parkside Lodges Projects), 7.375%, 7/01/19

City of New Haven, Connecticut, General Obligation Bonds, Series 2000C, 6.000%, 11/01/19              11/09 at 101.00       AAA
 (Pre-refunded to 11/01/09) - FSA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
 5.500%, 10/01/32                                                                                    10/10 at 101.00       AAA
 5.500%, 10/01/40                                                                                    10/10 at 101.00       AAA

City of Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/15                  8/12 at 100.00       AAA
 (Pre-refunded to 8/15/12)

The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2000 Series A,           11/10 at 101.00       AAA
 5.750%, 11/15/29 (Pre-refunded to 11/15/10) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 10.4%

Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Refunding     7/05 at 102.00        A2
 Bonds (Ogden Martin Systems of Bristol, Inc. Project), 1995 Series, 6.500%, 7/01/14

Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and   10/08 at 102.00        A3
 Power Company, Series 1993A, 5.850%, 9/01/28

Connecticut Resources Recovery Authority, Corporate Credit Resource Recovery Revenue Bonds,           12/11 at 102.00      Baa2
 America Ref-Fuel Company of Southeastern Connecticut Project, II Series A, 5.500%, 11/15/15
 (Alternative Minimum Tax)

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon
Project), Series 1993A:
 5.250%, 1/01/06 (Alternative Minimum Tax)                                                            1/04 at 101.00       BBB
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                            1/04 at 101.00       BBB
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                            1/04 at 101.00       BBB

Connecticut Resource Recovery Authority, Wallingford Resource Recovery Project Revenue Bonds,
Subordinated Series 1991:
 6.750%, 11/15/03                                                                                    11/03 at 100.00        AA
 6.800%, 11/15/04                                                                                    11/03 at 100.00        AA

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Transportation (continued)

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc. $  112,503
 Project), 6.250%, 6/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A, 6.000%, 7/15/19              1,167,080
 (Pre-refunded to 7/15/10) - FGIC Insured

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,            2,629,310
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          1,196,492
 Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.200%, 11/01/10
 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home
Program Issue, Series 1994 (Highland View Manor, Inc. Project):
 7.200%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured                1,631,580
 7.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured                4,582,914

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          1,091,170
 Program Issue, Series 1994 (Wadsworth Glen Health Care Center Project), 7.500%, 11/01/16
 (Alternative Minimum Tax) (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          2,179,480
 Program Issue, Series 1994, AHF/Hartford, Inc. Project, 7.125%, 11/01/24
 (Pre-refunded to 11/01/04) - AMBAC Insured

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home          4,668,961
 Program Issue, Series 1996 (Abbott Terrace Health Center Project), 5.750%, 11/01/13
 (Pre-refunded to 11/01/06)

State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General      1,629,355
 Health Care System (Parkside Lodges Projects), 7.375%, 7/01/19

City of New Haven, Connecticut, General Obligation Bonds, Series 2000C, 6.000%, 11/01/19                 781,940
 (Pre-refunded to 11/01/09) - FSA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
 5.500%, 10/01/32                                                                                     2,716,708
 5.500%, 10/01/40                                                                                     4,756,770

City of Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/15                  2,300,155
 (Pre-refunded to 8/15/12)

The University of Connecticut, Special Obligation Student Fee Revenue Bonds, 2000 Series A,              578,825
 5.750%, 11/15/29 (Pre-refunded to 11/15/10) - FGIC Insured
----------------------------------------------------------------------------------------------------------------
Utilities - 10.4%

Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Refunding     8,314,880
 Bonds (Ogden Martin Systems of Bristol, Inc. Project), 1995 Series, 6.500%, 7/01/14

Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and    2,109,645
 Power Company, Series 1993A, 5.850%, 9/01/28

Connecticut Resources Recovery Authority, Corporate Credit Resource Recovery Revenue Bonds,            1,014,390
 America Ref-Fuel Company of Southeastern Connecticut Project, II Series A, 5.500%, 11/15/15
 (Alternative Minimum Tax)

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon
Project), Series 1993A:
 5.250%, 1/01/06 (Alternative Minimum Tax)                                                              245,119
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                            1,370,260
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                            3,740,039

Connecticut Resource Recovery Authority, Wallingford Resource Recovery Project Revenue Bonds,
Subordinated Series 1991:
 6.750%, 11/15/03                                                                                       404,244
 6.800%, 11/15/04                                                                                       505,110

----
19

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  5,250 Connecticut Resources Recovery Authority, Corporate Credit   11/03 at 100.00       BBB $  5,288,588
              Bonds/Tax Exempt Interest (American REF-FUEL Company of
              Southeastern Connecticut Project), 1992 Series A, 6.450%,
              11/15/22

             Guam Power Authority, Revenue Bonds, Series 1999A:
       2,280  5.125%, 10/01/29 - MBIA Insured                             10/09 at 101.00       AAA    2,301,751
       1,000  5.125%, 10/01/29 - AMBAC Insured                            10/09 at 101.00       AAA    1,007,750

       4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA    4,495,360
              Trust Series 2002-1, 9.180%, 7/01/20 - MBIA Insured (IF)
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.2%

       1,550 State of Connecticut, State Revolving Fund General Revenue   10/13 at 100.00       AAA    1,638,642
              Bonds, Series 2003A, 5.000%, 10/01/16

       2,000 Connecticut Development Authority, Water Facilities Revenue  12/03 at 102.00       AAA    2,068,920
              Refunding Bonds (The Connecticut Water Company Project),
              1993 Series, 6.650%, 12/15/20 - AMBAC Insured

       1,750 Connecticut Development Authority, Water Facilities Revenue   4/07 at 102.00         A    1,836,800
              Bonds (Bridgeport Hydraulic Company Project), 1995 Series,
              6.150%, 4/01/35 (Alternative Minimum Tax)

             South Central Connecticut Regional Water Authority, Water
             System Revenue Bonds, Eighteenth Series 2003A:
       3,000  5.000%, 8/01/20 - MBIA Insured                               8/13 at 100.00       AAA    3,067,020
       3,955  5.000%, 8/01/33 - MBIA Insured                               8/13 at 100.00       AAA    3,927,510
----------------------------------------------------------------------------------------------------------------
    $278,335 Total Long-Term Investments (cost $281,464,752) - 98.2%                                 290,451,693
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                                      5,246,398

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $295,698,091

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.


                                See accompanying notes to financial statements.

----
20

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND
August 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.6%

             Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
             Series 2002:
    $  5,000  5.750%, 6/01/32
       1,000  6.000%, 6/01/37

             Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
             Series 2003:
         710  6.125%, 6/01/24
         750  6.375%, 6/01/32
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.6%

       2,500 Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,
              Series 2002, 6.000%, 9/15/27

       1,000 Housing Authority of the City of New Brunswick, New Jersey, Lease Revenue Refunding Bonds, Rutgers
              University, Series 1998, 4.750%, 7/01/18 - FGIC Insured

         885 New Jersey Economic Development Authority, Economic Development Bonds, Yeshiva Ktana of Passaic
              1992 Project, 8.000%, 9/15/18

         150 New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service
              Issue), Series 1995B, 5.500%, 5/15/05 - MBIA Insured

         505 New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series
              1976D, 6.750%, 7/01/08

         410 New Jersey Educational Facilities Authority, Revenue Refunding Bonds (Monmouth College), Series
              1993-A, 5.625%, 7/01/13

         835 New Jersey Educational Facilities Authority, Princeton University Revenue Bonds, 1994 Series A,
              5.875%, 7/01/11

         650 New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D,
              5.000%, 7/01/25 - AMBAC Insured

       2,500 New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series
              2002D, 5.250%, 7/01/32 - ACA Insured

          35 New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class
              Loan Program, Series 1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
              Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 10.4%

         500 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth Hospital
              Obligated Group, Series 1997, 6.000%, 7/01/27

       1,200 New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Holy Name
              Hospital Issue, Series 1997, 5.250%, 7/01/20 - AMBAC Insured

         250 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Dover General Hospital and
              Medical Center Issue, Series 1994, 5.900%, 7/01/05 - MBIA Insured

       4,875 New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey
              City Medical Center Issue, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

       1,710 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community
              Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured

       1,250 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,
              Series 2002, 5.875%, 7/01/21

       1,125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,
              Series 2003, 5.500%, 7/01/33

       1,000 New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, AHS Hospital
              Corporation Issue, Series 1997A, 5.000%, 7/01/27 - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.6%

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2002:
 5.750%, 6/01/32                                                                                       6/12 at 100.00       BBB
 6.000%, 6/01/37                                                                                       6/12 at 100.00       BBB

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2003:
 6.125%, 6/01/24                                                                                       6/13 at 100.00       BBB
 6.375%, 6/01/32                                                                                       6/13 at 100.00       BBB
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.6%

Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,       9/12 at 101.00       N/R
 Series 2002, 6.000%, 9/15/27

Housing Authority of the City of New Brunswick, New Jersey, Lease Revenue Refunding Bonds, Rutgers      1/09 at 101.00       AAA
 University, Series 1998, 4.750%, 7/01/18 - FGIC Insured

New Jersey Economic Development Authority, Economic Development Bonds, Yeshiva Ktana of Passaic           No Opt. Call       N/R
 1992 Project, 8.000%, 9/15/18

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service             No Opt. Call       AAA
 Issue), Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series         1/04 at 100.00        A-
 1976D, 6.750%, 7/01/08

New Jersey Educational Facilities Authority, Revenue Refunding Bonds (Monmouth College), Series         1/04 at 102.00      Baa1
 1993-A, 5.625%, 7/01/13

New Jersey Educational Facilities Authority, Princeton University Revenue Bonds, 1994 Series A,         7/04 at 100.00       AAA
 5.875%, 7/01/11

New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D,               7/11 at 100.00       AAA
 5.000%, 7/01/25 - AMBAC Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series      7/13 at 100.00         A
 2002D, 5.250%, 7/01/32 - ACA Insured

New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class          1/04 at 101.00        A+
 Loan Program, Series 1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   12/12 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 10.4%

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth Hospital  7/07 at 102.00      BBB-
 Obligated Group, Series 1997, 6.000%, 7/01/27

New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Holy Name           7/07 at 102.00       AAA
 Hospital Issue, Series 1997, 5.250%, 7/01/20 - AMBAC Insured

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Dover General Hospital and        7/04 at 102.00       AAA
 Medical Center Issue, Series 1994, 5.900%, 7/01/05 - MBIA Insured

New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey       8/11 at 100.00       AAA
 City Medical Center Issue, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community      1/12 at 100.00        AA
 Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,     7/12 at 100.00      Baa1
 Series 2002, 5.875%, 7/01/21

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,          7/13 at 100.00      Baa2
 Series 2003, 5.500%, 7/01/33

New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, AHS Hospital        7/07 at 102.00       AAA
 Corporation Issue, Series 1997A, 5.000%, 7/01/27 - AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.6%

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2002:
 5.750%, 6/01/32                                                                                      $3,956,050
 6.000%, 6/01/37                                                                                         746,250

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2003:
 6.125%, 6/01/24                                                                                         612,297
 6.375%, 6/01/32                                                                                         632,888
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.6%

Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,       2,483,875
 Series 2002, 6.000%, 9/15/27

Housing Authority of the City of New Brunswick, New Jersey, Lease Revenue Refunding Bonds, Rutgers      1,009,480
 University, Series 1998, 4.750%, 7/01/18 - FGIC Insured

New Jersey Economic Development Authority, Economic Development Bonds, Yeshiva Ktana of Passaic           939,870
 1992 Project, 8.000%, 9/15/18

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service             160,269
 Issue), Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series           507,177
 1976D, 6.750%, 7/01/08

New Jersey Educational Facilities Authority, Revenue Refunding Bonds (Monmouth College), Series           417,372
 1993-A, 5.625%, 7/01/13

New Jersey Educational Facilities Authority, Princeton University Revenue Bonds, 1994 Series A,           865,962
 5.875%, 7/01/11

New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D,                 651,417
 5.000%, 7/01/25 - AMBAC Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series      2,479,625
 2002D, 5.250%, 7/01/32 - ACA Insured

New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class             35,433
 Loan Program, Series 1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    1,496,655
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
-----------------------------------------------------------------------------------------------------------------
Healthcare - 10.4%

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth Hospital    481,270
 Obligated Group, Series 1997, 6.000%, 7/01/27

New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Holy Name           1,233,648
 Hospital Issue, Series 1997, 5.250%, 7/01/20 - AMBAC Insured

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Dover General Hospital and          264,025
 Medical Center Issue, Series 1994, 5.900%, 7/01/05 - MBIA Insured

New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey       4,820,546
 City Medical Center Issue, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community      1,694,439
 Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,     1,269,675
 Series 2002, 5.875%, 7/01/21

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,          1,071,923
 Series 2003, 5.500%, 7/01/33

New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, AHS Hospital          994,140
 Corporation Issue, Series 1997A, 5.000%, 7/01/27 - AMBAC Insured

----
21

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group, Revenue
             Bonds, Series 1994:
    $    215  6.400%, 7/01/07 - FSA Insured                                                                        7/04 at 102.00
         175  6.250%, 7/01/12 - FSA Insured                                                                        7/04 at 102.00

       2,000 New Jersey Health Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University       7/10 at 100.00
             Hospital, Series 2000, 5.750%, 7/01/31

       1,500 New Jersey Health Facilities Financing Authority, Revenue Bonds, St. Peter's University Hospital,     7/10 at 100.00
             Series 2000A, 6.875%, 7/01/30

         300 New Jersey Economic Development Authority, Revenue Bonds (RWJ Health Care Corp. at Hamilton           7/04 at 102.00
             Obligated Group Project), Series 1994, 6.250%, 7/01/14 - FSA Insured

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing  1/05 at 102.00
              Authority, Hospital Revenue Bonds, 1995 Series A (Hospital Auxilio Mutuo Obligated Group Project),
              6.250%, 7/01/16 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       1,000 Essex County Improvement Authority, New Jersey, Multifamily Housing Revenue Bonds, Ballantyne        11/12 at 100.00
              Housing Project, FNMA Enhanced, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)

         400 Hudson County Improvement Authority, New Jersey, Multifamily Housing Revenue Bonds, Conduit           6/04 at 100.00
              Financing - Observer Park Project, Series 1992A, 6.900%, 6/01/22 (Alternative Minimum Tax)

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, 2000 Series,       3/10 at 100.00
              6.350%, 11/01/31 (Alternative Minimum Tax) - FSA Insured

         805 New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, 2000 Series        8/10 at 100.00
              E1, 5.750%, 5/01/25 - FSA Insured

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series             5/06 at 102.00
              1996A, 6.200%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured

       1,090 Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview            10/09 at 102.00
              Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.4%

         250 New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, 1994 Series K,              7/04 at 102.00
              6.300%, 10/01/16 (Alternative Minimum Tax) - MBIA Insured

       4,000 New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, Series 1997U,              10/07 at 101.50
              5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured

       2,495 New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, Series 2000CC,             10/10 at 100.00
              5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured

         345 Virgin Islands Housing Finance Corporation, Single Family Mortgage Revenue Refunding Bonds, GNMA      3/05 at 102.00
              Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.7%

         100 New Jersey Economic Development Authority, District Heating and Cooling Revenue Bonds, Trigen-       12/03 at 102.00
              Trenton Project, Series 1993B, 6.100%, 12/01/04 (Alternative Minimum Tax)

       1,000 New Jersey Economic Development Authority, Economic Development Revenue Refunding Bonds,                No Opt. Call
              Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 8.1%

             New Jersey Economic Development Authority, Economic Development Revenue Bonds (United
             Methodist Homes of New Jersey Obligated Group Issue), Series 1998:
       1,500  5.125%, 7/01/18                                                                                      1/08 at 102.00
       3,610  5.125%, 7/01/25                                                                                      1/08 at 102.00

       5,100 New Jersey Economic Development Authority, Economic Development Revenue Bonds (Jewish                12/09 at 101.00
              Community Housing Corporation of Metropolitan New Jersey - 1999 Project), 5.900%, 12/01/31

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group, Revenue
Bonds, Series 1994:
 6.400%, 7/01/07 - FSA Insured                                                                            AAA $  228,304
 6.250%, 7/01/12 - FSA Insured                                                                            AAA    185,371

New Jersey Health Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University             A+  2,082,900
Hospital, Series 2000, 5.750%, 7/01/31

New Jersey Health Facilities Financing Authority, Revenue Bonds, St. Peter's University Hospital,         Baa1  1,584,615
Series 2000A, 6.875%, 7/01/30

New Jersey Economic Development Authority, Revenue Bonds (RWJ Health Care Corp. at Hamilton                AAA    316,968
Obligated Group Project), Series 1994, 6.250%, 7/01/14 - FSA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing       AAA  1,074,480
 Authority, Hospital Revenue Bonds, 1995 Series A (Hospital Auxilio Mutuo Obligated Group Project),
 6.250%, 7/01/16 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 3.9%

Essex County Improvement Authority, New Jersey, Multifamily Housing Revenue Bonds, Ballantyne              Aaa    957,440
 Housing Project, FNMA Enhanced, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)

Hudson County Improvement Authority, New Jersey, Multifamily Housing Revenue Bonds, Conduit                AA-    403,996
 Financing - Observer Park Project, Series 1992A, 6.900%, 6/01/22 (Alternative Minimum Tax)

New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, 2000 Series,            AAA  1,568,265
 6.350%, 11/01/31 (Alternative Minimum Tax) - FSA Insured

New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, 2000 Series             AAA    837,780
 E1, 5.750%, 5/01/25 - FSA Insured

New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series                  AAA  1,562,010
 1996A, 6.200%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured

Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview                  Aaa  1,124,869
 Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 4.4%

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, 1994 Series K,                   AAA    256,935
 6.300%, 10/01/16 (Alternative Minimum Tax) - MBIA Insured

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, Series 1997U,                    AAA  4,155,840
 5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, Series 2000CC,                   AAA  2,575,763
 5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured

Virgin Islands Housing Finance Corporation, Single Family Mortgage Revenue Refunding Bonds, GNMA           AAA    352,459
 Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Industrials - 0.7%

New Jersey Economic Development Authority, District Heating and Cooling Revenue Bonds, Trigen-            BBB-    100,293
 Trenton Project, Series 1993B, 6.100%, 12/01/04 (Alternative Minimum Tax)

New Jersey Economic Development Authority, Economic Development Revenue Refunding Bonds,                  Baa3  1,000,500
 Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 8.1%

New Jersey Economic Development Authority, Economic Development Revenue Bonds (United
Methodist Homes of New Jersey Obligated Group Issue), Series 1998:
 5.125%, 7/01/18                                                                                         BBB-  1,376,250
 5.125%, 7/01/25                                                                                         BBB-  3,057,201

New Jersey Economic Development Authority, Economic Development Revenue Bonds (Jewish                      Aa3  5,430,990
 Community Housing Corporation of Metropolitan New Jersey - 1999 Project), 5.900%, 12/01/31

----
22

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

             New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd
             Obligated Group, Series 2001:
    $  1,000  5.100%, 7/01/21 - RAAI Insured                                                                     7/11 at 100.00
       1,350  5.200%, 7/01/31 - RAAI Insured                                                                     7/11 at 100.00

       1,300 New Jersey Economic Development Authority, First Mortgage Revenue Fixed Rate Bonds (Cadbury         7/08 at 102.00
              Corporation Project), Series 1998A, 5.500%, 7/01/18 - ACA Insured
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 0.2%

         250 Pollution Control Financing Authority of Union County, New Jersey, Pollution Control Revenue          No Opt. Call
              Refunding Bonds, American Cyanamid Company Issue, Series 1994, 5.800%, 9/01/09
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.2%

         200 Atlantic City, Atlantic County, New Jersey, General Obligation General Improvement Bonds, Series      No Opt. Call
              1994, 5.650%, 8/15/04

       1,445 Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 - FGIC Insured          1/11 at 100.00

         500 The Board of Education of the Township of Hillsborough in the County of Somerset, State of New        No Opt. Call
              Jersey, General Obligation School Purpose Bonds, Series 1992, 5.875%, 8/01/11

       3,500 Middletown Township Board of Education Monmouth County, New Jersey, Refunding School Bonds,         8/10 at 100.00
              5.000%, 8/01/22 - FSA Insured

       1,000 New Jersey, General Obligation Bonds, Series 1992D, 5.800%, 2/15/07                                   No Opt. Call

         165 Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Series 1992, 0.000%, 4/01/07    No Opt. Call

         185 The Board of Education of the City of Perth Amboy in the County of Middlesex, New Jersey, School      No Opt. Call
              Bonds, 6.200%, 8/01/04 - MBIA Insured

       1,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2001,                    7/11 at 100.00
              5.125%, 7/01/30 - FSA Insured

         250 The City of Union City in the County of Hudson, State of New Jersey, General Obligation School        No Opt. Call
              Purpose Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.5%

       1,550 Essex County Improvement Authority, New Jersey, General Obligation Lease Bonds, Correctional       10/13 at 100.00
              Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

         500 Essex County Improvement Authority, New Jersey, County Guaranteed Pooled Revenue Bonds, Series     12/03 at 101.00
              1992A, 6.500%, 12/01/12

             Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
             Series 2003A:
         750  5.250%, 11/01/19 - FSA Insured                                                                    11/13 at 100.00
       1,225  5.000%, 11/01/20 - FSA Insured                                                                    11/13 at 100.00
       1,625  5.000%, 11/01/21 - FSA Insured                                                                    11/13 at 100.00

         760 The Board of Education of the Borough of Little Ferry, Bergen County, New Jersey, Certificates of     No Opt. Call
              Participation, 6.300%, 1/15/08

         250 The Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, County                No Opt. Call
              Guaranteed Site and Disposal Facilities Project, Refunding Issue of 1992, 0.000%, 4/01/04

       3,000 Middlesex County, New Jersey, Certificates of Participation, Series 2001,                           8/11 at 100.00
              5.000%, 8/01/22 - MBIA Insured

       3,025 Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund         9/09 at 100.00
              Revenue Bonds, Series 1999, 5.250%, 9/15/15

       4,280 New Jersey Economic Development Authority, Lease Revenue Bonds, Bergen County Administration       11/08 at 101.00
              Complex, Series 1998, 4.750%, 11/15/26 - MBIA Insured

         300 New Jersey Economic Development Authority, Market Transition Facility Senior Lien Revenue Bonds,      No Opt. Call
              Series 1994A, 7.000%, 7/01/04 - MBIA Insured

                                                                                                                 Market
Description                                                                                        Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care (continued)

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd
Obligated Group, Series 2001:
 5.100%, 7/01/21 - RAAI Insured                                                                          AA $1,005,900
 5.200%, 7/01/31 - RAAI Insured                                                                          AA  1,337,931

New Jersey Economic Development Authority, First Mortgage Revenue Fixed Rate Bonds (Cadbury                A  1,320,241
 Corporation Project), Series 1998A, 5.500%, 7/01/18 - ACA Insured
-----------------------------------------------------------------------------------------------------------------------
Materials - 0.2%

Pollution Control Financing Authority of Union County, New Jersey, Pollution Control Revenue              A3    283,580
 Refunding Bonds, American Cyanamid Company Issue, Series 1994, 5.800%, 9/01/09
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 5.2%

Atlantic City, Atlantic County, New Jersey, General Obligation General Improvement Bonds, Series           A    208,398
 1994, 5.650%, 8/15/04

Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 - FGIC Insured               AAA  1,486,659

The Board of Education of the Township of Hillsborough in the County of Somerset, State of New            AA    572,520
 Jersey, General Obligation School Purpose Bonds, Series 1992, 5.875%, 8/01/11

Middletown Township Board of Education Monmouth County, New Jersey, Refunding School Bonds,              AAA  3,545,815
 5.000%, 8/01/22 - FSA Insured

New Jersey, General Obligation Bonds, Series 1992D, 5.800%, 2/15/07                                       AA  1,115,440

Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Series 1992, 0.000%, 4/01/07        AA    149,673

The Board of Education of the City of Perth Amboy in the County of Middlesex, New Jersey, School         AAA    193,786
 Bonds, 6.200%, 8/01/04 - MBIA Insured

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2001,                         AAA  1,011,640
 5.125%, 7/01/30 - FSA Insured

The City of Union City in the County of Hudson, State of New Jersey, General Obligation School           AAA    295,783
 Purpose Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 20.5%

Essex County Improvement Authority, New Jersey, General Obligation Lease Bonds, Correctional             Aaa  1,547,505
 Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

Essex County Improvement Authority, New Jersey, County Guaranteed Pooled Revenue Bonds, Series          Baa1    510,725
 1992A, 6.500%, 12/01/12

Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
Series 2003A:
 5.250%, 11/01/19 - FSA Insured                                                                         AAA    791,385
 5.000%, 11/01/20 - FSA Insured                                                                         AAA  1,256,862
 5.000%, 11/01/21 - FSA Insured                                                                         AAA  1,655,388

The Board of Education of the Borough of Little Ferry, Bergen County, New Jersey, Certificates of        N/R    809,446
 Participation, 6.300%, 1/15/08

The Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, County                   Aa2    248,253
 Guaranteed Site and Disposal Facilities Project, Refunding Issue of 1992, 0.000%, 4/01/04

Middlesex County, New Jersey, Certificates of Participation, Series 2001,                                AAA  3,043,980
 5.000%, 8/01/22 - MBIA Insured

Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund              AAA  3,192,131
 Revenue Bonds, Series 1999, 5.250%, 9/15/15

New Jersey Economic Development Authority, Lease Revenue Bonds, Bergen County Administration             Aaa  4,142,270
 Complex, Series 1998, 4.750%, 11/15/26 - MBIA Insured

New Jersey Economic Development Authority, Market Transition Facility Senior Lien Revenue Bonds,         AAA    314,877
 Series 1994A, 7.000%, 7/01/04 - MBIA Insured

----
23

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,
             Series 2002C:
    $  1,500  5.000%, 6/15/15 - MBIA Insured
       1,750  5.000%, 6/15/20 - MBIA Insured

       1,000 New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,
              5.250%, 6/15/21 - FGIC Insured

             New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
       1,000  5.500%, 6/15/17
       1,000  5.500%, 6/15/18

         170 Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series 1995, Guaranteed by the
              Commonwealth of Puerto Rico, 5.000%, 7/01/15

       5,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,
              5.125%, 6/01/24 - AMBAC Insured

       5,000 The Union County Utilities Authority, Union County, New Jersey, Solid Waste Bonds, County Deficiency
              Agreement, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Transportation - 16.3%

       2,150 Delaware River Port Authority, New Jersey and Pennsylvania, Port District Project Bonds, Series 1998B,
              5.000%, 1/01/26 - MBIA Insured

       3,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,
              5.750%, 1/01/22 - FSA Insured

       1,750 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C, 6.500%, 1/01/08

       3,400 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Residual Interest Series 835, 2003 Series A,
              12.600%, 1/01/19 (IF) - FGIC Insured

         125 Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Sixth Series 1994,
              6.600%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

       3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundredth Series 1995,
              5.750%, 6/15/30 - MBIA Insured

         200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninth-Fifth Series 1994,
              5.500%, 7/15/05 (Alternative Minimum Tax)

       1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series
              1997, 5.375%, 7/15/22

       2,000 The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twelfth Series
              1998, 5.250%, 12/01/13 (Alternative Minimum Tax)

             Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC
             Project, Series 6:
       2,125  6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured
       1,000  7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured
       2,000  5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured
       3,100  5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.5%

         100 County of Atlantic, New Jersey, General Improvement Bonds, 6.000%, 1/01/07 (Pre-refunded to
              1/01/04) - MBIA Insured

       2,350 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20 (Pre-refunded to 7/01/10)

           . Essex County Improvement Authority, New Jersey, City of Newark General Obligation Lease Revenue
             Bonds, Series 1994:
         620  6.350%, 4/01/07 (Pre-refunded to 4/01/04)
         450  6.600%, 4/01/14 (Pre-refunded to 4/01/04)

         100 Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,
              Series 1994 (County Jail and Youth House Projects), 6.900%, 12/01/14 (Pre-refunded to
              12/01/04) - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,
Series 2002C:
 5.000%, 6/15/15 - MBIA Insured                                                                        6/12 at 100.00       AAA
 5.000%, 6/15/20 - MBIA Insured                                                                        6/12 at 100.00       AAA

New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,          6/13 at 100.00       AAA
 5.250%, 6/15/21 - FGIC Insured

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
 5.500%, 6/15/17                                                                                       6/13 at 100.00       AA-
 5.500%, 6/15/18                                                                                       6/13 at 100.00       AA-

Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series 1995, Guaranteed by the               7/06 at 101.50        A-
 Commonwealth of Puerto Rico, 5.000%, 7/01/15

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,                   No Opt. Call       AAA
 5.125%, 6/01/24 - AMBAC Insured

The Union County Utilities Authority, Union County, New Jersey, Solid Waste Bonds, County Deficiency    6/08 at 102.00       AA+
 Agreement, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 16.3%

Delaware River Port Authority, New Jersey and Pennsylvania, Port District Project Bonds, Series 1998B,  1/08 at 101.00       AAA
 5.000%, 1/01/26 - MBIA Insured

Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,                 1/10 at 100.00       AAA
 5.750%, 1/01/22 - FSA Insured

New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C, 6.500%, 1/01/08                      No Opt. Call         A

New Jersey Turnpike Authority, Turnpike Revenue Bonds, Residual Interest Series 835, 2003 Series A,     7/13 at 100.00       Aaa
 12.600%, 1/01/19 (IF) - FGIC Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Sixth Series 1994,       10/04 at 101.00       AAA
 6.600%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundredth Series 1995,       6/05 at 101.00       AAA
 5.750%, 6/15/30 - MBIA Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninth-Fifth Series 1994,         7/04 at 101.00       AA-
 5.500%, 7/15/05 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series         1/07 at 101.00       AA-
 1997, 5.375%, 7/15/22

The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twelfth Series           6/05 at 101.00       AA-
 1998, 5.250%, 12/01/13 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC
Project, Series 6:
 6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured                                               No Opt. Call       AAA
 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured                                               No Opt. Call       AAA
 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured                                            12/07 at 102.00       AAA
 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured                                            12/07 at 100.00       AAA
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 12.5%

County of Atlantic, New Jersey, General Improvement Bonds, 6.000%, 1/01/07 (Pre-refunded to             1/04 at 101.00       AAA
 1/01/04) - MBIA Insured

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00       AAA
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Essex County Improvement Authority, New Jersey, City of Newark General Obligation Lease Revenue
Bonds, Series 1994:
 6.350%, 4/01/07 (Pre-refunded to 4/01/04)                                                             4/04 at 102.00   BBB+***
 6.600%, 4/01/14 (Pre-refunded to 4/01/04)                                                             4/04 at 102.00   BBB+***

Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,                12/04 at 102.00       AAA
 Series 1994 (County Jail and Youth House Projects), 6.900%, 12/01/14 (Pre-refunded to
 12/01/04) - AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,
Series 2002C:
 5.000%, 6/15/15 - MBIA Insured                                                                       $1,582,305
 5.000%, 6/15/20 - MBIA Insured                                                                        1,787,975

New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,          1,035,950
 5.250%, 6/15/21 - FGIC Insured

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
 5.500%, 6/15/17                                                                                       1,076,380
 5.500%, 6/15/18                                                                                       1,071,480

Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series 1995, Guaranteed by the                 173,167
 Commonwealth of Puerto Rico, 5.000%, 7/01/15

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,                 5,221,750
 5.125%, 6/01/24 - AMBAC Insured

The Union County Utilities Authority, Union County, New Jersey, Solid Waste Bonds, County Deficiency    4,873,400
 Agreement, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Transportation - 16.3%

Delaware River Port Authority, New Jersey and Pennsylvania, Port District Project Bonds, Series 1998B,  2,151,355
 5.000%, 1/01/26 - MBIA Insured

Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,                 3,781,365
 5.750%, 1/01/22 - FSA Insured

New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C, 6.500%, 1/01/08                    2,023,193

New Jersey Turnpike Authority, Turnpike Revenue Bonds, Residual Interest Series 835, 2003 Series A,     3,726,060
 12.600%, 1/01/19 (IF) - FGIC Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Sixth Series 1994,          132,679
 6.600%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundredth Series 1995,       3,208,770
 5.750%, 6/15/30 - MBIA Insured

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninth-Fifth Series 1994,           207,810
 5.500%, 7/15/05 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series         1,020,320
 1997, 5.375%, 7/15/22

The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twelfth Series           2,041,540
 1998, 5.250%, 12/01/13 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC
Project, Series 6:
 6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured                                             2,405,564
 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured                                             1,182,050
 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured                                             2,102,340
 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured                                             3,245,886
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 12.5%

County of Atlantic, New Jersey, General Improvement Bonds, 6.000%, 1/01/07 (Pre-refunded to               102,698
 1/01/04) - MBIA Insured

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,             2,623,728
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Essex County Improvement Authority, New Jersey, City of Newark General Obligation Lease Revenue
Bonds, Series 1994:
 6.350%, 4/01/07 (Pre-refunded to 4/01/04)                                                               651,614
 6.600%, 4/01/14 (Pre-refunded to 4/01/04)                                                               473,603

Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,                   109,211
 Series 1994 (County Jail and Youth House Projects), 6.900%, 12/01/14 (Pre-refunded to
 12/01/04) - AMBAC Insured

----
24

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,680 Lafayette Yard Community Development Corporation, Hotel/Conference Center Project Revenue Bonds,
              Series 2000, City of Trenton, New Jersey, Guaranteed, 6.000%, 4/01/29 (Pre-refunded to
              4/01/10) - MBIA Insured

       2,645 The Board of Education of the Township of Middletown in the County of Monmouth, New Jersey,
              School Bonds, 5.800%, 8/01/21 (Pre-refunded to 8/01/07) - MBIA Insured

         880 New Jersey Health Care Facilities Financing Authority (Hackensack Hospital), Revenue Bonds,
              Series 1979A, 8.750%, 7/01/09

             New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Newark Beth Israel Medical
             Center Issue, Series 1994:
         200  5.800%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured
         200  6.000%, 7/01/16 (Pre-refunded to 7/01/04) - FSA Insured

         250 New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Irvington General
              Hospital Issue (FHA-Insured Mortgage), Series 1994, 6.375%, 8/01/15 (Pre-refunded to 8/01/04)

             New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group, Revenue
             Bonds, Series 1994:
          35  6.400%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured
          25  6.250%, 7/01/12 (Pre-refunded to 7/01/04) - FSA Insured

         625 New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service
              Issue), Series 1995B, 6.125%, 5/15/15 (Pre-refunded to 5/15/05) - MBIA Insured

         650 New Jersey Economic Development Authority, Market Transition Facility Senior Lien Revenue Bonds,
              Series 1994A, 5.875%, 7/01/11 (Pre-refunded to 7/01/04) - MBIA Insured

         200 New Jersey Wastewater Treatment Trust, Wastewater Treatment Bonds, Series 1994A,
              6.500%, 4/01/14 (Pre-refunded to 4/01/04)

       2,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/21
              (Pre-refunded to 7/01/07) - MBIA Insured

       2,000 Commonwealth of Puerto Rico, Public Improvement Refunding Bonds of 1995, General Obligation
              Bonds, 5.750%, 7/01/24 (Pre-refunded to 7/01/05) - MBIA Insured

       3,900 Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,
              5.375%, 10/01/24
--------------------------------------------------------------------------------------------------------------------
             Utilities - 3.6%

         950 Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource
              Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       2,500 New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, PSEG Power
              LLC Project, Series 2001A, 5.000%, 3/01/12

         200 The Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,
              7.000%, 10/01/07 (Alternative Minimum Tax)

         790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series S, 7.000%, 7/01/07

       1,500 Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Z, 5.250%, 7/01/21
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.1%

       1,380 Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Bonds, Series 2003A
              Refunding, 5.000%, 4/01/18 - XLCA Insured

       1,000 New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Works
              Company Project, Series 1998A, 5.250%, 7/01/38 (Alternative Minimum Tax) - FGIC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Lafayette Yard Community Development Corporation, Hotel/Conference Center Project Revenue Bonds,        4/10 at 101.00       Aaa
 Series 2000, City of Trenton, New Jersey, Guaranteed, 6.000%, 4/01/29 (Pre-refunded to
 4/01/10) - MBIA Insured

The Board of Education of the Township of Middletown in the County of Monmouth, New Jersey,             8/07 at 100.00       AAA
 School Bonds, 5.800%, 8/01/21 (Pre-refunded to 8/01/07) - MBIA Insured

New Jersey Health Care Facilities Financing Authority (Hackensack Hospital), Revenue Bonds,               No Opt. Call       AAA
 Series 1979A, 8.750%, 7/01/09

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Newark Beth Israel Medical
Center Issue, Series 1994:
 5.800%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured                                               7/04 at 102.00       AAA
 6.000%, 7/01/16 (Pre-refunded to 7/01/04) - FSA Insured                                               7/04 at 102.00       AAA

New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Irvington General       8/04 at 102.00       AAA
 Hospital Issue (FHA-Insured Mortgage), Series 1994, 6.375%, 8/01/15 (Pre-refunded to 8/01/04)

New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group, Revenue
Bonds, Series 1994:
 6.400%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured                                               7/04 at 102.00       AAA
 6.250%, 7/01/12 (Pre-refunded to 7/01/04) - FSA Insured                                               7/04 at 102.00       AAA

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service           5/05 at 102.00       AAA
 Issue), Series 1995B, 6.125%, 5/15/15 (Pre-refunded to 5/15/05) - MBIA Insured

New Jersey Economic Development Authority, Market Transition Facility Senior Lien Revenue Bonds,        7/04 at 102.00       AAA
 Series 1994A, 5.875%, 7/01/11 (Pre-refunded to 7/01/04) - MBIA Insured

New Jersey Wastewater Treatment Trust, Wastewater Treatment Bonds, Series 1994A,                        4/04 at 102.00    Aa1***
 6.500%, 4/01/14 (Pre-refunded to 4/01/04)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/21        7/07 at 101.50       AAA
 (Pre-refunded to 7/01/07) - MBIA Insured

Commonwealth of Puerto Rico, Public Improvement Refunding Bonds of 1995, General Obligation             7/05 at 101.50       AAA
 Bonds, 5.750%, 7/01/24 (Pre-refunded to 7/01/05) - MBIA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,                10/10 at 101.00       AAA
 5.375%, 10/01/24
---------------------------------------------------------------------------------------------------------------------------------
Utilities - 3.6%

Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource     12/03 at 100.00        B2
 Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, PSEG Power          No Opt. Call      Baa1
 LLC Project, Series 2001A, 5.000%, 3/01/12

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,    No Opt. Call       N/R
 7.000%, 10/01/07 (Alternative Minimum Tax)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series S, 7.000%, 7/01/07                      No Opt. Call        A-

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Z, 5.250%, 7/01/21          7/05 at 100.00        A-
---------------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 3.1%

Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Bonds, Series 2003A             4/13 at 100.00       Aaa
 Refunding, 5.000%, 4/01/18 - XLCA Insured

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Works         7/08 at 102.00       AAA
 Company Project, Series 1998A, 5.250%, 7/01/38 (Alternative Minimum Tax) - FGIC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Lafayette Yard Community Development Corporation, Hotel/Conference Center Project Revenue Bonds,       $1,953,084
 Series 2000, City of Trenton, New Jersey, Guaranteed, 6.000%, 4/01/29 (Pre-refunded to
 4/01/10) - MBIA Insured

The Board of Education of the Township of Middletown in the County of Monmouth, New Jersey,             2,990,781
 School Bonds, 5.800%, 8/01/21 (Pre-refunded to 8/01/07) - MBIA Insured

New Jersey Health Care Facilities Financing Authority (Hackensack Hospital), Revenue Bonds,             1,038,347
 Series 1979A, 8.750%, 7/01/09

New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Newark Beth Israel Medical
Center Issue, Series 1994:
 5.800%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured                                                 211,954
 6.000%, 7/01/16 (Pre-refunded to 7/01/04) - FSA Insured                                                 212,288

New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Irvington General         267,185
 Hospital Issue (FHA-Insured Mortgage), Series 1994, 6.375%, 8/01/15 (Pre-refunded to 8/01/04)

New Jersey Health Care Facilities Financing Authority, Bayonne Hospital Obligated Group, Revenue
Bonds, Series 1994:
 6.400%, 7/01/07 (Pre-refunded to 7/01/04) - FSA Insured                                                  37,267
 6.250%, 7/01/12 (Pre-refunded to 7/01/04) - FSA Insured                                                  26,588

New Jersey Economic Development Authority, Insured Revenue Bonds (Educational Testing Service             688,144
 Issue), Series 1995B, 6.125%, 5/15/15 (Pre-refunded to 5/15/05) - MBIA Insured

New Jersey Economic Development Authority, Market Transition Facility Senior Lien Revenue Bonds,          689,371
 Series 1994A, 5.875%, 7/01/11 (Pre-refunded to 7/01/04) - MBIA Insured

New Jersey Wastewater Treatment Trust, Wastewater Treatment Bonds, Series 1994A,                          210,460
 6.500%, 4/01/14 (Pre-refunded to 4/01/04)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/21        2,258,860
 (Pre-refunded to 7/01/07) - MBIA Insured

Commonwealth of Puerto Rico, Public Improvement Refunding Bonds of 1995, General Obligation             2,190,640
 Bonds, 5.750%, 7/01/24 (Pre-refunded to 7/01/05) - MBIA Insured

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,                 4,063,293
 5.375%, 10/01/24
-----------------------------------------------------------------------------------------------------------------
Utilities - 3.6%

Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource        895,328
 Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, PSEG Power        2,458,400
 LLC Project, Series 2001A, 5.000%, 3/01/12

The Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,    208,958
 7.000%, 10/01/07 (Alternative Minimum Tax)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series S, 7.000%, 7/01/07                      911,020

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Z, 5.250%, 7/01/21          1,505,355
-----------------------------------------------------------------------------------------------------------------
Water and Sewer - 3.1%

Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Bonds, Series 2003A             1,420,735
 Refunding, 5.000%, 4/01/18 - XLCA Insured

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Works         1,000,210
 Company Project, Series 1998A, 5.250%, 7/01/38 (Alternative Minimum Tax) - FGIC Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,675 North Hudson Sewer Authority, New Jersey, Sewer Revenue      8/06 at 101.00       AAA $  2,708,513
              Bonds, Series 1996, 5.125%, 8/01/22 - FGIC Insured
---------------------------------------------------------------------------------------------------------------
    $161,310 Total Long-Term Investments (cost $161,366,707) - 99.1%                                165,056,677
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                     1,483,678

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $166,540,355

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.


----
26

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.0%

    $  1,455 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,              5/12 at 100.00
              Series 2002, 5.375%, 5/15/33

       1,120 Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement             7/10 at 101.00
              Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

             Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
             Series 2000:
         250  6.000%, 6/01/15                                                                                      6/10 at 101.00
       1,085  6.150%, 6/01/25                                                                                      6/10 at 101.00

       1,605 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000,                6/10 at 101.00
              5.800%, 6/01/23

       1,305 New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,               6/11 at 101.00
              5.250%, 6/01/25

       1,500 Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds         7/09 at 101.00
              Series A, 6.500%, 7/15/27

         730 Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed        6/12 at 100.00
              Bonds, Series 2001A, 5.200%, 6/01/25

       2,750 TSASC, Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27            7/09 at 101.00

       2,500 Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed       7/10 at 101.00
              Bonds, Series 1999, 6.750%, 7/15/29
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.0%

       2,000 Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School Project,            10/10 at 100.00
              Series 2000A, 5.750%, 10/01/30 - RAAI Insured

       1,750 Brookhaven Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1993,      9/03 at 102.00
              6.750%, 3/01/23

       1,000 Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown                  7/10 at 102.00
              Community College Project, Series 2000A, 6.500%, 7/01/30

       2,470 Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds                11/03 at 102.00
              (The Bard College Project), Series 1992, 7.000%, 11/01/17

         700 The Trust for Cultural Resources for the City of New York, New York, Revenue Bonds, Series 2000,      7/10 at 101.00
              The Museum of American Folk Art, 6.000%, 7/01/22 - ACA Insured

       1,000 The Trust for Cultural Resources of the City of New York, New York, Revenue Bonds, Series 2001D,      7/12 at 100.00
              Museum of Modern Art, 5.125%, 7/01/31 - AMBAC Insured

       1,725 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,                  7/12 at 100.00
              American Council of Learned Societies Project, Series 2002, 5.250%, 7/01/27

             New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (College of
             New Rochelle Project), Series 1995:
       1,000  6.200%, 9/01/10                                                                                      9/05 at 102.00
       1,000  6.300%, 9/01/15                                                                                      9/05 at 102.00

         750 Dormitory Authority of the State of New York, City University System Consolidated, Second General       No Opt. Call
              Resolution Revenue Bonds, Series 1990C, 7.500%, 7/01/10

       1,500 Dormitory Authority of the State of New York, City University System Consolidated Second General        No Opt. Call
              Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/07

       1,000 Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,  5/14 at 100.00
              Series 1993B, 5.250%, 5/15/19

         500 Dormitory Authority of the State of New York, Upstate Community Colleges Revenue Bonds, Series        7/10 at 101.00
              2000A, 5.750%, 7/01/29 - FSA Insured

       1,750 Dormitory Authority of the State of New York, University of Rochester Revenue Bonds, Series 1999B,    7/09 at 101.00
              5.625%, 7/01/24

       1,250 Dormitory Authority of the State of New York, Pratt Institute Revenue Bonds, Series 1999,             7/09 at 102.00
              6.000%, 7/01/24 - RAAI Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 4.0%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                   BBB $1,170,722
 Series 2002, 5.375%, 5/15/33

Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement                  BBB  1,037,635
 Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
Series 2000:
 6.000%, 6/01/15                                                                                          BBB    239,430
 6.150%, 6/01/25                                                                                          BBB  1,012,923

New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000,                     BBB  1,564,715
 5.800%, 6/01/23

New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,                    BBB  1,085,212
 5.250%, 6/01/25

Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds             Baa2  1,458,270
 Series A, 6.500%, 7/15/27

Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed             BBB    606,542
 Bonds, Series 2001A, 5.200%, 6/01/25

TSASC, Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27                  A2  2,592,425

Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed            BBB  2,459,225
 Bonds, Series 1999, 6.750%, 7/15/29
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.0%

Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School Project,                   AA  2,081,860
 Series 2000A, 5.750%, 10/01/30 - RAAI Insured

Brookhaven Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1993,          BBB-  1,730,383
 6.750%, 3/01/23

Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown                      Baa1  1,060,910
 Community College Project, Series 2000A, 6.500%, 7/01/30

Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds                       A3  2,540,346
 (The Bard College Project), Series 1992, 7.000%, 11/01/17

The Trust for Cultural Resources for the City of New York, New York, Revenue Bonds, Series 2000,             A    754,551
 The Museum of American Folk Art, 6.000%, 7/01/22 - ACA Insured

The Trust for Cultural Resources of the City of New York, New York, Revenue Bonds, Series 2001D,           AAA  1,007,000
 Museum of Modern Art, 5.125%, 7/01/31 - AMBAC Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,                        A1  1,732,745
 American Council of Learned Societies Project, Series 2002, 5.250%, 7/01/27

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (College of
New Rochelle Project), Series 1995:
 6.200%, 9/01/10                                                                                         Baa2  1,056,920
 6.300%, 9/01/15                                                                                         Baa2  1,040,000

Dormitory Authority of the State of New York, City University System Consolidated, Second General           A3    894,855
 Resolution Revenue Bonds, Series 1990C, 7.500%, 7/01/10

Dormitory Authority of the State of New York, City University System Consolidated Second General           AA-  1,677,045
 Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/07

Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,       AA-  1,069,760
 Series 1993B, 5.250%, 5/15/19

Dormitory Authority of the State of New York, Upstate Community Colleges Revenue Bonds, Series             AAA    535,705
 2000A, 5.750%, 7/01/29 - FSA Insured

Dormitory Authority of the State of New York, University of Rochester Revenue Bonds, Series 1999B,          A+  1,822,748
 5.625%, 7/01/24

Dormitory Authority of the State of New York, Pratt Institute Revenue Bonds, Series 1999,                   AA  1,344,125
 6.000%, 7/01/24 - RAAI Insured

----
27

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

    $  2,700 Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,      7/09 at 101.00
              Series 1999, 6.250%, 7/01/29 - RAAI Insured

         685 Dormitory Authority of the State of New York, D'Youville College Insured Revenue Bonds, Series 2001,  7/11 at 102.00
              5.250%, 7/01/20 - RAAI Insured

       3,000 Industrial Development Agency of Niagara County, New York, Civic Facility Revenue Bonds,             11/11 at 101.00
              Niagara University Project, Series 2001A, 5.500%, 11/01/16 - RAAI Insured

       3,515 Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds (Dowling         6/04 at 102.00
              College Civic Facility), Series 1994, 6.625%, 6/01/24

       1,000 Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Refunding Bonds       12/06 at 102.00
              (Dowling College Civic Facility), Series 1996, 6.700%, 12/01/20

             City of Utica Industrial Development Agency, New York, Civic Facility Revenue Bonds (Utica College
             Project), Series 1998A:
         415  5.300%, 8/01/08                                                                                        No Opt. Call
       1,000  5.750%, 8/01/28                                                                                      8/08 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.6%

       2,550 New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,                2/13 at 100.00
              Series 2003A, 5.250%, 2/15/22 - AMBAC Insured

         995 New York City Industrial Development Agency, New York, Civic Facility Revenue Bond, Staten Island     7/12 at 101.00
              University Hospital Project, Series 2002C, 6.450%, 7/01/32

         745 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island    7/12 at 100.00
              University Hospital Project, Series 2001B, 6.375%, 7/01/31

       3,300 Dormitory Authority of the State of New York, Menorah Campus, Inc., FHA-Insured Mortgage Nursing      2/07 at 102.00
              Home Revenue Bonds, Series 1997, 5.950%, 2/01/17

         630 Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996,             7/06 at 102.00
              6.000%, 7/01/06

       2,250 Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish Geriatric Center  2/07 at 102.00
              of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue Bonds, Series 1997,
              5.700%, 2/01/37 - AMBAC Insured

       1,000 Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University         7/13 at 100.00
              Hospital Association, Series 2003A, 5.500%, 7/01/32

       1,500 Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,       7/13 at 100.00
              Series 2003B, 5.500%, 7/01/23

       1,250 Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,    5/13 at 100.00
              Series 2003, 5.375%, 5/01/23

       1,650 Dormitory Authority of the State of New York, Mount Sinai NYU Health Obligated Group Revenue          7/10 at 101.00
              Bonds, Series 2000A, 6.500%, 7/01/25

       3,000 Dormitory Authority of the State of New York, Catholic Health Services of Long Island Revenue Bonds,  7/10 at 101.00
              Series 2000A, St. Catherine of Sienna Medical Center, 6.500%, 7/01/20

       2,900 Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,     7/11 at 101.00
              Series 2001, 5.500%, 7/01/30

         505 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured          2/04 at 101.00
              Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

       5,000 New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds,       2/04 at 102.00
              1994 Series A Refunding, 5.375%, 2/15/25 - MBIA Insured

         305 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home Insured Mortgage     2/04 at 100.00
              Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

       1,000 New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Project Revenue Bonds,    2/05 at 102.00
              1995 Series B, 6.100%, 2/15/15

         960 New York State Medical Care Facilities Finance Agency, Health Center Projects Revenue Bonds          11/05 at 102.00
              (Secured Mortgage Program), Series 1995A, 6.375%, 11/15/19

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations (continued)

Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,            AA $2,911,140
 Series 1999, 6.250%, 7/01/29 - RAAI Insured

Dormitory Authority of the State of New York, D'Youville College Insured Revenue Bonds, Series 2001,        AA    706,461
 5.250%, 7/01/20 - RAAI Insured

Industrial Development Agency of Niagara County, New York, Civic Facility Revenue Bonds,                    AA  3,184,980
 Niagara University Project, Series 2001A, 5.500%, 11/01/16 - RAAI Insured

Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds (Dowling             BBB-  3,425,684
 College Civic Facility), Series 1994, 6.625%, 6/01/24

Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Refunding Bonds            BBB-    989,290
 (Dowling College Civic Facility), Series 1996, 6.700%, 12/01/20

City of Utica Industrial Development Agency, New York, Civic Facility Revenue Bonds (Utica College
Project), Series 1998A:
 5.300%, 8/01/08                                                                                          N/R    418,826
 5.750%, 8/01/28                                                                                          N/R    948,670
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 12.6%

New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,                     AAA  2,617,856
 Series 2003A, 5.250%, 2/15/22 - AMBAC Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bond, Staten Island         Baa3  1,043,665
 University Hospital Project, Series 2002C, 6.450%, 7/01/32

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island        Baa3    771,880
 University Hospital Project, Series 2001B, 6.375%, 7/01/31

Dormitory Authority of the State of New York, Menorah Campus, Inc., FHA-Insured Mortgage Nursing           AAA  3,520,968
 Home Revenue Bonds, Series 1997, 5.950%, 2/01/17

Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996,                  Ba3    603,685
 6.000%, 7/01/06

Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish Geriatric Center       AAA  2,334,713
 of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue Bonds, Series 1997,
 5.700%, 2/01/37 - AMBAC Insured

Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University             Baa1  1,001,800
 Hospital Association, Series 2003A, 5.500%, 7/01/32

Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,           Baa1  1,509,510
 Series 2003B, 5.500%, 7/01/23

Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,          A3  1,259,750
 Series 2003, 5.375%, 5/01/23

Dormitory Authority of the State of New York, Mount Sinai NYU Health Obligated Group Revenue               Ba1  1,666,946
 Bonds, Series 2000A, 6.500%, 7/01/25

Dormitory Authority of the State of New York, Catholic Health Services of Long Island Revenue Bonds,      BBB+  3,245,610
 Series 2000A, St. Catherine of Sienna Medical Center, 6.500%, 7/01/20

Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,           A3  2,912,847
 Series 2001, 5.500%, 7/01/30

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured               AAA    525,680
 Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds,            AAA  5,125,650
 1994 Series A Refunding, 5.375%, 2/15/25 - MBIA Insured

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home Insured Mortgage           AA    306,376
 Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Project Revenue Bonds,          AA  1,071,290
 1995 Series B, 6.100%, 2/15/15

New York State Medical Care Facilities Finance Agency, Health Center Projects Revenue Bonds                Aa1  1,016,371
 (Secured Mortgage Program), Series 1995A, 6.375%, 11/15/19

----
28

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,020 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured          2/04 at 102.00
              Mortgage Revenue Bonds, 1994 Series A, 6.200%, 2/15/21

         280 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home Insured Mortgage     2/04 at 100.00
              Revenue Bonds, 1991 Series A, 7.450%, 8/15/31

       2,350 Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated         2/05 at 100.00
              Group, Series 2002C, 6.000%, 7/01/26

       1,825 Newark-Wayne Community Hospital, Inc., New York, Hospital Revenue Improvement and Refunding           9/03 at 102.00
              Bonds, Series 1993A, 7.600%, 9/01/15

             Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Huntington
             Hospital Project Bonds, Series 2002C:
         850  6.000%, 11/01/22                                                                                    11/12 at 100.00
       1,220  5.875%, 11/01/32                                                                                    11/12 at 100.00

       2,000 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (1992 Jewish     12/03 at 101.00
              Board of Family and Children's Services, Inc. Project), 6.750%, 12/15/12

       1,000 City of Yonkers Industrial Development Authority, New York, Civic Facility Revenue Bonds, St. John's  7/11 at 101.00
              Riverside Hospital Project, Series 2001A, 7.125%, 7/01/31
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.1%

         335 East Syracuse Housing Authority, New York, FHA-Insured Mortgage Loan - Section 8 Revenue              4/10 at 102.00
              Refunding Bonds, Bennett Project, Series 2001A, 6.700%, 4/01/21

       2,000 New York City Housing Development Corporation, New York, Multifamily Mortgage Revenue Bonds          10/03 at 102.00
              (FHA-Insured Mortgage Loan), 1993 Series A, 6.550%, 10/01/15

             New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
             Series 2001A:
       2,000  5.500%, 11/01/31                                                                                     5/11 at 101.00
       2,000  5.600%, 11/01/42                                                                                     5/11 at 101.00

       2,000 New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,          11/11 at 100.00
              Series 2001C2, 5.400%, 11/01/33 (Alternative Minimum Tax)

             New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
             Series 2002A:
         910  5.375%, 11/01/23 (Alternative Minimum Tax)                                                           5/12 at 100.00
         450  5.500%, 11/01/34 (Alternative Minimum Tax)                                                           5/12 at 100.00

       2,045 New York State Housing Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A          5/06 at 102.00
              Refunding, 6.125%, 11/01/20 - FSA Insured

             New York State Housing Finance Agency, Insured Multifamily Mortgage Housing Revenue Bonds,
             1992 Series A:
       1,470  6.950%, 8/15/12                                                                                      2/04 at 101.00
         480  7.000%, 8/15/22                                                                                      2/04 at 101.00

       1,000 New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage            2/04 at 102.00
              Program, 1994 Series C, 6.450%, 8/15/14

       1,000 New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage            8/11 at 100.00
              Program, 2001 Series G, 5.400%, 8/15/33

       1,280 Tonawanda Housing Authority, New York, Housing Revenue Bonds (Kibler Senior Housing, L.P. Project),   9/09 at 103.00
              Series 1999B, 7.750%, 9/01/31

       3,030 County of Westchester Industrial Development Agency, New York, Civic Facility Revenue Bonds, Series   8/11 at 102.00
              2001A, GNMA Collateralized Mortgage Loan, Living Independently for the Elderly Inc. Project,
              5.400%, 8/20/32
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.6%

       1,890 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82,                      10/09 at 100.00
              5.650%, 4/01/30 (Alternative Minimum Tax)

       1,470 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95,                       4/10 at 100.00
              5.625%, 4/01/22

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured                AA $1,059,790
 Mortgage Revenue Bonds, 1994 Series A, 6.200%, 2/15/21

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home Insured Mortgage           AA    292,026
 Revenue Bonds, 1991 Series A, 7.450%, 8/15/31

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated             BBB-  2,375,333
 Group, Series 2002C, 6.000%, 7/01/26

Newark-Wayne Community Hospital, Inc., New York, Hospital Revenue Improvement and Refunding                N/R  1,761,983
 Bonds, Series 1993A, 7.600%, 9/01/15

Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Huntington
Hospital Project Bonds, Series 2002C:
 6.000%, 11/01/22                                                                                        Baa1    886,244
 5.875%, 11/01/32                                                                                        Baa1  1,246,328

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (1992 Jewish           BBB  2,008,140
 Board of Family and Children's Services, Inc. Project), 6.750%, 12/15/12

City of Yonkers Industrial Development Authority, New York, Civic Facility Revenue Bonds, St. John's        BB    998,420
 Riverside Hospital Project, Series 2001A, 7.125%, 7/01/31
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 6.1%

East Syracuse Housing Authority, New York, FHA-Insured Mortgage Loan - Section 8 Revenue                   AAA    355,566
 Refunding Bonds, Bennett Project, Series 2001A, 6.700%, 4/01/21

New York City Housing Development Corporation, New York, Multifamily Mortgage Revenue Bonds                AAA  2,052,000
 (FHA-Insured Mortgage Loan), 1993 Series A, 6.550%, 10/01/15

New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
Series 2001A:
 5.500%, 11/01/31                                                                                          AA  2,026,660
 5.600%, 11/01/42                                                                                          AA  2,027,100

New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,                 AA  2,000,880
 Series 2001C2, 5.400%, 11/01/33 (Alternative Minimum Tax)

New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
Series 2002A:
 5.375%, 11/01/23 (Alternative Minimum Tax)                                                                AA    928,573
 5.500%, 11/01/34 (Alternative Minimum Tax)                                                                AA    457,722

New York State Housing Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A               AAA  2,132,649
 Refunding, 6.125%, 11/01/20 - FSA Insured

New York State Housing Finance Agency, Insured Multifamily Mortgage Housing Revenue Bonds,
1992 Series A:
 6.950%, 8/15/12                                                                                           AA  1,486,787
 7.000%, 8/15/22                                                                                           AA    495,720

New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage                 Aa1  1,025,260
 Program, 1994 Series C, 6.450%, 8/15/14

New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage                 Aa1  1,010,150
 Program, 2001 Series G, 5.400%, 8/15/33

Tonawanda Housing Authority, New York, Housing Revenue Bonds (Kibler Senior Housing, L.P. Project),        N/R  1,261,299
 Series 1999B, 7.750%, 9/01/31

County of Westchester Industrial Development Agency, New York, Civic Facility Revenue Bonds, Series        Aaa  3,057,179
 2001A, GNMA Collateralized Mortgage Loan, Living Independently for the Elderly Inc. Project,
 5.400%, 8/20/32
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.6%

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82,                            Aa1  1,968,133
 5.650%, 4/01/30 (Alternative Minimum Tax)

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95,                            Aa1  1,528,491
 5.625%, 4/01/22

----
29

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $    280 State of New York Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31      10/10 at 100.00
              (Alternative Minimum Tax)

       1,660 State of New York Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23     4/13 at 101.00
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.4%

       1,320 East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee            12/11 at 101.00
              Valley Presbyterian Nursing Center Project, Series 2001, 5.200%, 12/20/24

         965 Nassau County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs    7/11 at 101.00
              Facilities Pooled Program, Series 2001-B1, 7.250%, 7/01/16

       1,230 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs    7/10 at 102.00
              Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

       2,000 Dormitory Authority of the State of New York, Bishop Henry R. Hucles Nursing Home, Inc., Revenue      7/06 at 102.00
              Bonds, Series 1996, 6.000%, 7/01/24

       2,130 Dormitory Authority of the State of New York, W.K. Nursing Home Corporation, FHA-Insured Mortgage     8/06 at 102.00
              Revenue Bonds, Series 1996, 5.950%, 2/01/16

       1,000 Dormitory Authority of the State of New York, The Miriam Osborn Memorial Home Association Revenue     7/10 at 102.00
              Bonds, Series 2000B, 6.375%, 7/01/29 - ACA Insured

       1,500 Dormitory Authority of the State of New York, Concord Nursing Home, Inc. Revenue Bonds, Series 2000,  7/10 at 101.00
              6.500%, 7/01/29

         300 Dormitory Authority of the State of New York, Augustana Lutheran Home for the Aged Inc., FHA-Insured  2/12 at 101.00
              Mortgage Nursing Home Revenue Bonds, Series 2001, 5.400%, 2/01/31 - MBIA Insured

       1,520 Dormitory Authority of the State of New York, Shorefront Jewish Geriatric Center Inc., FHA-Insured    2/13 at 102.00
              Mortgage Nursing Home Revenue Bonds, Series 2002, 5.200%, 2/01/32

         250 Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs   7/11 at 101.00
              Facilities Pooled Program, Series 2001-C1, 7.250%, 7/01/16

       5,000 Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds (Loretto Rest Residential    2/08 at 102.00
              Health Care Facility Project), Series 1997A, 5.800%, 8/01/37
----------------------------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

         700 Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds,       11/09 at 101.00
              Series A (International Paper Company Projects), 6.450%, 11/15/23 (Alternative Minimum Tax)

         750 Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds         11/03 at 101.50
              (Champion International Corporation Project - Multi-Modal Interchangeable), Series 1990,
              7.200%, 12/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.7%

             The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G:
       2,000  5.750%, 2/01/17                                                                                      2/06 at 101.50
       2,500  5.750%, 2/01/20                                                                                      2/06 at 101.50

       1,750 The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series D, 5.875%, 11/01/11     11/06 at 101.50

         435 The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.500%, 2/01/06       2/04 at 100.00

         950 Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured       6/10 at 100.00

             South Orangetown Central School District, Rockland County, New York, Serial General Obligation
             Bonds, Series 1990:
         390  6.875%, 10/01/08                                                                                       No Opt. Call
         390  6.875%, 10/01/09                                                                                       No Opt. Call
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.9%

         300 Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995,           10/05 at 102.00
              5.850%, 10/01/07

       1,500 Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17             No Opt. Call

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family (continued)

State of New York Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31            Aaa $  283,497
 (Alternative Minimum Tax)

State of New York Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23          Aaa  1,594,447
 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 5.4%

East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee                  Aaa  1,335,127
 Valley Presbyterian Nursing Center Project, Series 2001, 5.200%, 12/20/24

Nassau County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs         N/R    958,592
 Facilities Pooled Program, Series 2001-B1, 7.250%, 7/01/16

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs         N/R  1,280,442
 Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

Dormitory Authority of the State of New York, Bishop Henry R. Hucles Nursing Home, Inc., Revenue           Aa1  2,100,260
 Bonds, Series 1996, 6.000%, 7/01/24

Dormitory Authority of the State of New York, W.K. Nursing Home Corporation, FHA-Insured Mortgage          AAA  2,261,932
 Revenue Bonds, Series 1996, 5.950%, 2/01/16

Dormitory Authority of the State of New York, The Miriam Osborn Memorial Home Association Revenue            A  1,071,720
 Bonds, Series 2000B, 6.375%, 7/01/29 - ACA Insured

Dormitory Authority of the State of New York, Concord Nursing Home, Inc. Revenue Bonds, Series 2000,        A1  1,601,370
 6.500%, 7/01/29

Dormitory Authority of the State of New York, Augustana Lutheran Home for the Aged Inc., FHA-Insured       AAA    305,148
 Mortgage Nursing Home Revenue Bonds, Series 2001, 5.400%, 2/01/31 - MBIA Insured

Dormitory Authority of the State of New York, Shorefront Jewish Geriatric Center Inc., FHA-Insured         AAA  1,497,519
 Mortgage Nursing Home Revenue Bonds, Series 2002, 5.200%, 2/01/32

Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs        N/R    248,340
 Facilities Pooled Program, Series 2001-C1, 7.250%, 7/01/16

Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds (Loretto Rest Residential         AAA  5,253,850
 Health Care Facility Project), Series 1997A, 5.800%, 8/01/37
-------------------------------------------------------------------------------------------------------------------------
Materials - 0.4%

Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds,             BBB    719,649
 Series A (International Paper Company Projects), 6.450%, 11/15/23 (Alternative Minimum Tax)

Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds               BBB    767,325
 (Champion International Corporation Project - Multi-Modal Interchangeable), Series 1990,
 7.200%, 12/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.7%

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G:
 5.750%, 2/01/17                                                                                            A  2,133,900
 5.750%, 2/01/20                                                                                            A  2,645,700

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series D, 5.875%, 11/01/11             A  1,853,093

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.500%, 2/01/06              A    446,571

Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured              A    988,627

South Orangetown Central School District, Rockland County, New York, Serial General Obligation
Bonds, Series 1990:
 6.875%, 10/01/08                                                                                          A2    465,797
 6.875%, 10/01/09                                                                                          A2    471,179
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 25.9%

Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995,                  A3    323,052
 5.850%, 10/01/07

Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17               Baa1    726,150

----
30

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
    $  1,000  5.700%, 9/01/24
       1,260  5.750%, 9/01/32

       2,500 New York Housing Corporation, Senior Revenue Refunding Bonds, Series 1993, 5.000%, 11/01/13

             Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
             2002A:
       1,825  5.750%, 7/01/18
       4,400  5.125%, 1/01/29

             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
       4,400  5.250%, 11/15/25 - FSA Insured
       2,000  5.000%, 11/15/30

       1,680 Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,
              5.500%, 1/01/34

       1,000 Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,
              5.750%, 11/15/16 - MBIA Insured

       1,700 New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge
              and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

       1,915 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest
              Certificates, Series 319, 15.490%, 11/01/17 (IF)

       2,665 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003
              Series E, 5.000%, 2/01/23

         220 Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds (Suffolk County
              Issue), Series 1991A, 9.500%, 4/15/14

       1,000 Dormitory Authority of the State of New York, Revenue Bonds, Department of Education of the State of
              New York, Series 1994A, 6.250%, 7/01/24

       2,900 Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue
              Bonds, Series 1994, 5.500%, 7/01/23

       1,000 Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
              Bonds, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

       2,485 Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
              Bonds, Series 1997B, 5.625%, 2/15/21

       1,545 New York State Environmental Facilities Corporation, State Park Infrastructure Special Obligation
              Bonds, Series 1993 A, 5.750%, 3/15/13

       1,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,
              6.000%, 11/01/08

       2,520 New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C
              Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/30/03)

          10 New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A,
              6.375%, 9/15/15

         160 State of New York Municipal Bond Bank Agency, Special Program Revenue Bonds, City of Buffalo Issue,
              1991 Series A, 6.875%, 3/15/06

       1,200 Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
              Series 2003A, 5.375%, 3/15/22

       3,335 New York State Thruway Authority, Highway and Bridge Trust Fund, Residual Interest Certificates
              Series 368, 15.100%, 4/01/16 (IF) - FGIC Insured

       1,500 New York State Thruway Authority, Highway and Bridge Trust Fund, Series 2003A, Second General,
              5.250%, 4/01/23 - MBIA Insured

       3,000 New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001,
              5.250%, 4/01/17

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
 5.700%, 9/01/24                                                                                      9/11 at 102.00      Baa2
 5.750%, 9/01/32                                                                                      9/11 at 102.00      Baa2

New York Housing Corporation, Senior Revenue Refunding Bonds, Series 1993, 5.000%, 11/01/13           11/03 at 102.00       AAA

Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
2002A:
 5.750%, 7/01/18                                                                                        No Opt. Call       AA-
 5.125%, 1/01/29                                                                                      7/12 at 100.00       AA-

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
 5.250%, 11/15/25 - FSA Insured                                                                      11/12 at 100.00       AAA
 5.000%, 11/15/30                                                                                    11/12 at 100.00       AA-

Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,                    1/13 at 102.00      BBB+
 5.500%, 1/01/34

Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,     11/10 at 100.00       AAA
 5.750%, 11/15/16 - MBIA Insured

New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge    1/10 at 101.00       AAA
 and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest    5/10 at 101.00       Aa3
 Certificates, Series 319, 15.490%, 11/01/17 (IF)

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003          2/13 at 100.00       AA+
 Series E, 5.000%, 2/01/23

Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds (Suffolk County 10/03 at 114.14      Baa1
 Issue), Series 1991A, 9.500%, 4/15/14

Dormitory Authority of the State of New York, Revenue Bonds, Department of Education of the State of   7/04 at 102.00       AA-
 New York, Series 1994A, 6.250%, 7/01/24

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue   7/04 at 102.00       AA-
 Bonds, Series 1994, 5.500%, 7/01/23

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue    2/07 at 102.00       AAA
 Bonds, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue    2/07 at 102.00       AA-
 Bonds, Series 1997B, 5.625%, 2/15/21

New York State Environmental Facilities Corporation, State Park Infrastructure Special Obligation      9/03 at 101.00       AA-
 Bonds, Series 1993 A, 5.750%, 3/15/13

New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,       5/06 at 101.50         A
 6.000%, 11/01/08

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C        9/03 at 102.00        A3
 Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/30/03)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A,       9/05 at 102.00       AA-
 6.375%, 9/15/15

State of New York Municipal Bond Bank Agency, Special Program Revenue Bonds, City of Buffalo Issue,    9/03 at 100.00      BBB-
 1991 Series A, 6.875%, 3/15/06

Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,                 3/13 at 100.00        AA
 Series 2003A, 5.375%, 3/15/22

New York State Thruway Authority, Highway and Bridge Trust Fund, Residual Interest Certificates        4/10 at 101.00       Aaa
 Series 368, 15.100%, 4/01/16 (IF) - FGIC Insured

New York State Thruway Authority, Highway and Bridge Trust Fund, Series 2003A, Second General,         4/13 at 100.00       AAA
 5.250%, 4/01/23 - MBIA Insured

New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001,        4/11 at 100.00       AA-
 5.250%, 4/01/17

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
 5.700%, 9/01/24                                                                                     $1,014,080
 5.750%, 9/01/32                                                                                      1,274,805

New York Housing Corporation, Senior Revenue Refunding Bonds, Series 1993, 5.000%, 11/01/13            2,562,675

Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
2002A:
 5.750%, 7/01/18                                                                                      2,022,775
 5.125%, 1/01/29                                                                                      4,362,688

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
 5.250%, 11/15/25 - FSA Insured                                                                       4,494,732
 5.000%, 11/15/30                                                                                     1,943,360

Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,                    1,663,956
 5.500%, 1/01/34

Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,      1,115,180
 5.750%, 11/15/16 - MBIA Insured

New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge    1,852,541
 and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest    2,605,147
 Certificates, Series 319, 15.490%, 11/01/17 (IF)

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003          2,671,849
 Series E, 5.000%, 2/01/23

Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds (Suffolk County    274,472
 Issue), Series 1991A, 9.500%, 4/15/14

Dormitory Authority of the State of New York, Revenue Bonds, Department of Education of the State of   1,053,120
 New York, Series 1994A, 6.250%, 7/01/24

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue   2,953,679
 Bonds, Series 1994, 5.500%, 7/01/23

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue    1,112,710
 Bonds, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue    2,573,367
 Bonds, Series 1997B, 5.625%, 2/15/21

New York State Environmental Facilities Corporation, State Park Infrastructure Special Obligation      1,577,522
 Bonds, Series 1993 A, 5.750%, 3/15/13

New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,       1,085,570
 6.000%, 11/01/08

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C        2,580,934
 Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/30/03)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A,          10,959
 6.375%, 9/15/15

State of New York Municipal Bond Bank Agency, Special Program Revenue Bonds, City of Buffalo Issue,      164,872
 1991 Series A, 6.875%, 3/15/06

Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,                 1,246,260
 Series 2003A, 5.375%, 3/15/22

New York State Thruway Authority, Highway and Bridge Trust Fund, Residual Interest Certificates        4,458,695
 Series 368, 15.100%, 4/01/16 (IF) - FGIC Insured

New York State Thruway Authority, Highway and Bridge Trust Fund, Series 2003A, Second General,         1,542,615
 5.250%, 4/01/23 - MBIA Insured

New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001,        3,177,390
 5.250%, 4/01/17

----
31

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  5,500 New York State Urban Development Corporation, Correctional Facilities Capital Facilities Revenue
              Bonds, Series 1994A, 5.250%, 1/01/21

       1,000 New York State Urban Development Corporation, Project Revenue Bonds (Onondaga County Convention
              Center), Refunding Series 1995, 6.250%, 1/01/20

             New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
             Series 2002A, State Facilities and Equipment:
       1,500  5.375%, 3/15/18
       3,500  5.125%, 3/15/27

       2,000 New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
              Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33

       3,500 New York State Urban Development Corporation, Correctional and Youth Facilities Service Contract
              Revenue Bonds, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       2,000 City School District of the City of Niagara Falls, New York, Certificates of Participation (High School
              Facility), Series 1998, 5.375%, 6/15/28 - MBIA Insured

       1,420 Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School
              Facility, Series 2000, 6.625%, 6/15/28

       1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,
              5.750%, 7/01/19 - MBIA Insured

             Tobacco Settlement Financing Corporation of New York State, Asset-Backed Bonds, Series 2003-A1:
       4,200  5.250%, 6/01/21 - AMBAC Insured
       2,000  5.250%, 6/01/22 - AMBAC Insured

         765 Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,
              7.250%, 1/01/10

       1,250 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,
              6.500%, 10/01/24

       1,960 City of Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Community
              Development Properties, Yonkers, Inc. Project, Series 2001A, 6.625%, 2/01/26
----------------------------------------------------------------------------------------------------------------------
             Transportation - 5.4%

             Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A
             Refunding:
       1,500  5.500%, 11/15/19 - AMBAC Insured
       1,000  5.125%, 11/15/22 - FGIC Insured

       1,500 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15

         500 New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, Series 1998
              (1998 British Airways PLC Project), 5.250%, 12/01/32 (Alternative Minimum Tax)

       1,000 Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport
              Revenue Bonds, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

       1,500 Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC
              Project, Series 6, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

         250 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc.
              Project), 6.250%, 6/01/26 (Alternative Minimum Tax)

       1,500 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,
              5.000%, 1/01/19

       5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue ROLS II-R 194 Bonds,
              11.510%, 11/15/19 (IF)

             Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured
       2,300  5.250%, 11/15/22 - MBIA Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

New York State Urban Development Corporation, Correctional Facilities Capital Facilities Revenue          1/04 at 102.00
 Bonds, Series 1994A, 5.250%, 1/01/21

New York State Urban Development Corporation, Project Revenue Bonds (Onondaga County Convention           1/06 at 102.00
 Center), Refunding Series 1995, 6.250%, 1/01/20

New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
Series 2002A, State Facilities and Equipment:
 5.375%, 3/15/18                                                                                         3/12 at 100.00
 5.125%, 3/15/27                                                                                         3/12 at 100.00

New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State              3/13 at 100.00
 Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33

New York State Urban Development Corporation, Correctional and Youth Facilities Service Contract            No Opt. Call
 Revenue Bonds, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

City School District of the City of Niagara Falls, New York, Certificates of Participation (High School   6/08 at 101.00
 Facility), Series 1998, 5.375%, 6/15/28 - MBIA Insured

Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School  6/09 at 101.00
 Facility, Series 2000, 6.625%, 6/15/28

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                    7/10 at 101.00
 5.750%, 7/01/19 - MBIA Insured

Tobacco Settlement Financing Corporation of New York State, Asset-Backed Bonds, Series 2003-A1:
 5.250%, 6/01/21 - AMBAC Insured                                                                         6/13 at 100.00
 5.250%, 6/01/22 - AMBAC Insured                                                                         6/13 at 100.00

Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,                        No Opt. Call
 7.250%, 1/01/10

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,                   10/10 at 101.00
 6.500%, 10/01/24

City of Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Community          2/11 at 100.00
 Development Properties, Yonkers, Inc. Project, Series 2001A, 6.625%, 2/01/26
-------------------------------------------------------------------------------------------------------------------------
Transportation - 5.4%

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A
Refunding:
 5.500%, 11/15/19 - AMBAC Insured                                                                       11/12 at 100.00
 5.125%, 11/15/22 - FGIC Insured                                                                        11/12 at 100.00

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,                No Opt. Call
 5.000%, 11/15/15

New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, Series 1998       12/08 at 102.00
 (1998 British Airways PLC Project), 5.250%, 12/01/32 (Alternative Minimum Tax)

Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport      4/09 at 101.00
 Revenue Bonds, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC     12/07 at 100.00
 Project, Series 6, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc.     6/06 at 102.00
 Project), 6.250%, 6/01/26 (Alternative Minimum Tax)

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,            1/12 at 100.00
 5.000%, 1/01/19

Triborough Bridge and Tunnel Authority, New York, General Revenue ROLS II-R 194 Bonds,                   11/12 at 100.00
 11.510%, 11/15/19 (IF)

Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Refunding Bonds,
Series 2002E:
 5.500%, 11/15/20 - MBIA Insured                                                                           No Opt. Call
 5.250%, 11/15/22 - MBIA Insured                                                                        11/12 at 100.00

                                                                                                                       Market
Description                                                                                              Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

New York State Urban Development Corporation, Correctional Facilities Capital Facilities Revenue               AA- $5,621,165
 Bonds, Series 1994A, 5.250%, 1/01/21

New York State Urban Development Corporation, Project Revenue Bonds (Onondaga County Convention                AA-  1,094,720
 Center), Refunding Series 1995, 6.250%, 1/01/20

New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
Series 2002A, State Facilities and Equipment:
 5.375%, 3/15/18                                                                                               AA  1,591,665
 5.125%, 3/15/27                                                                                               AA  3,507,105

New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State                    AA  1,962,100
 Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33

New York State Urban Development Corporation, Correctional and Youth Facilities Service Contract               AA-  3,836,665
 Revenue Bonds, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

City School District of the City of Niagara Falls, New York, Certificates of Participation (High School        AAA  2,042,720
 Facility), Series 1998, 5.375%, 6/15/28 - MBIA Insured

Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School      BBB-  1,508,423
 Facility, Series 2000, 6.625%, 6/15/28

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                         AAA  1,113,400
 5.750%, 7/01/19 - MBIA Insured

Tobacco Settlement Financing Corporation of New York State, Asset-Backed Bonds, Series 2003-A1:
 5.250%, 6/01/21 - AMBAC Insured                                                                              AAA  4,314,240
 5.250%, 6/01/22 - AMBAC Insured                                                                              AAA  2,043,500

Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,                           AA-    884,814
 7.250%, 1/01/10

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,                        BBB-  1,373,025
 6.500%, 10/01/24

City of Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Community              BBB-  2,060,509
 Development Properties, Yonkers, Inc. Project, Series 2001A, 6.625%, 2/01/26
-----------------------------------------------------------------------------------------------------------------------------
Transportation - 5.4%

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A
Refunding:
 5.500%, 11/15/19 - AMBAC Insured                                                                             AAA  1,613,745
 5.125%, 11/15/22 - FGIC Insured                                                                              AAA  1,019,040

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,                   AAA  1,605,480
 5.000%, 11/15/15

New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, Series 1998             Ba2    328,665
 (1998 British Airways PLC Project), 5.250%, 12/01/32 (Alternative Minimum Tax)

Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport           AAA  1,042,900
 Revenue Bonds, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC           AAA  1,570,590
 Project, Series 6, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series A (American Airlines, Inc.          CCC    112,503
 Project), 6.250%, 6/01/26 (Alternative Minimum Tax)

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,                 AA-  1,530,135
 5.000%, 1/01/19

Triborough Bridge and Tunnel Authority, New York, General Revenue ROLS II-R 194 Bonds,                         AA-  5,649,900
 11.510%, 11/15/19 (IF)

Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Refunding Bonds,
Series 2002E:
 5.500%, 11/15/20 - MBIA Insured                                                                              AAA    861,307
 5.250%, 11/15/22 - MBIA Insured                                                                              AAA  2,373,554

----
32

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.4%

    $  2,000 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,
              5.000%, 7/01/20 - AMBAC Insured

             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
       1,000  5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured
       2,000  5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

       1,500 Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue
              Bonds, Series 1995, Roswell Park Cancer Center, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

          15 Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
              Bonds, Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)

             Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,
             1999 Resolution, Series A-D, RITES Series PA-781R:
         835  14.780%, 5/15/14 (Pre-refunded to 5/15/10) (IF) - FSA Insured
         500  14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured
       1,335  14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured
         670  14.780%, 5/15/17 (Pre-refunded to 5/15/10) (IF) - FSA Insured

         200 New York State Housing Finance Agency, State University Construction Bonds, 1986 Series A,
              8.000%, 5/01/11

         470 New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C
              Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/15/03)

             New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
         205  6.375%, 9/15/15 (Pre-refunded to 9/15/05)
       1,785  6.375%, 9/15/15 (Pre-refunded to 9/15/07)

          15 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement
              Revenue Bonds, 1994 Series E, 6.500%, 8/15/24 (Pre-refunded to 8/15/04)

       1,420 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured
              Mortgage Revenue Bonds, 1994 Series A, 6.200%, 2/15/21 (Pre-refunded to 2/15/04)

       5,745 New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Drivers Series
              145, 12.780%, 10/01/08 (IF) - AMBAC Insured

       3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,
              5.500%, 1/01/30 (Pre-refunded to 1/01/22)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 10.6%

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
       3,000  5.125%, 12/01/22 - FSA Insured
       1,000  5.250%, 12/01/26
       1,000  5.250%, 12/01/26 - AMBAC Insured
       1,500  5.250%, 12/01/26 - MBIA Insured

       2,350 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A,
              0.000%, 6/01/20 - FSA Insured

       2,000 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,
              5.375%, 9/01/25

       1,000 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,
              5.375%, 5/01/33

       5,000 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,
              5.000%, 9/01/16 - CIFG Insured

       4,950 New York City Industrial Development Agency, New York, Industrial Development Revenue Bonds
              (Brooklyn Navy Yard Cogeneration Partners, L.P. Project), Series 1997, 5.750%, 10/01/36 (Alternative
              Minimum Tax)

       2,435 New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New
              York State Electric and Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
              (Alternative Minimum Tax) - MBIA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 8.4%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,      7/07 at 102.00       AAA
 5.000%, 7/01/20 - AMBAC Insured

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured                                            10/14 at 100.00       AAA
 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured                                            10/14 at 100.00       AAA

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue   7/05 at 102.00       AAA
 Bonds, Series 1995, Roswell Park Cancer Center, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue    2/07 at 102.00    AA-***
 Bonds, Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)

Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,
1999 Resolution, Series A-D, RITES Series PA-781R:
 14.780%, 5/15/14 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        5/10 at 101.00       AAA
 14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        5/10 at 101.00       AAA
 14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        5/10 at 101.00       AAA
 14.780%, 5/15/17 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        5/10 at 101.00       AAA

New York State Housing Finance Agency, State University Construction Bonds, 1986 Series A,               No Opt. Call       AAA
 8.000%, 5/01/11

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C        9/03 at 102.00       AAA
 Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/15/03)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
 6.375%, 9/15/15 (Pre-refunded to 9/15/05)                                                            9/05 at 102.00    AA-***
 6.375%, 9/15/15 (Pre-refunded to 9/15/07)                                                            9/07 at 100.00       AAA

New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement   8/04 at 102.00    AA-***
 Revenue Bonds, 1994 Series E, 6.500%, 8/15/24 (Pre-refunded to 8/15/04)

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured           2/04 at 102.00     AA***
 Mortgage Revenue Bonds, 1994 Series A, 6.200%, 2/15/21 (Pre-refunded to 2/15/04)

New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Drivers Series        No Opt. Call       AAA
 145, 12.780%, 10/01/08 (IF) - AMBAC Insured

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,         1/22 at 100.00       AAA
 5.500%, 1/01/30 (Pre-refunded to 1/01/22)
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 10.6%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
 5.125%, 12/01/22 - FSA Insured                                                                       6/08 at 101.00       AAA
 5.250%, 12/01/26                                                                                     6/08 at 101.00        A-
 5.250%, 12/01/26 - AMBAC Insured                                                                     6/08 at 101.00       AAA
 5.250%, 12/01/26 - MBIA Insured                                                                      6/08 at 101.00       AAA

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A,              No Opt. Call       AAA
 0.000%, 6/01/20 - FSA Insured

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,            9/11 at 100.00        A-
 5.375%, 9/01/25

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,            5/11 at 100.00        A-
 5.375%, 5/01/33

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,            9/13 at 100.00       AAA
 5.000%, 9/01/16 - CIFG Insured

New York City Industrial Development Agency, New York, Industrial Development Revenue Bonds           10/08 at 102.00      BBB-
 (Brooklyn Navy Yard Cogeneration Partners, L.P. Project), Series 1997, 5.750%, 10/01/36 (Alternative
 Minimum Tax)

New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New         7/05 at 102.00       AAA
 York State Electric and Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
 (Alternative Minimum Tax) - MBIA Insured

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 8.4%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,     $2,033,520
 5.000%, 7/01/20 - AMBAC Insured

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured                                             1,108,670
 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured                                             2,172,980

Dormitory Authority of the State of New York, Department of Health of the State of New York, Revenue   1,674,075
 Bonds, Series 1995, Roswell Park Cancer Center, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue       16,976
 Bonds, Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)

Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,
1999 Resolution, Series A-D, RITES Series PA-781R:
 14.780%, 5/15/14 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        1,215,192
 14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                          727,660
 14.780%, 5/15/16 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                        1,892,496
 14.780%, 5/15/17 (Pre-refunded to 5/15/10) (IF) - FSA Insured                                          975,064

New York State Housing Finance Agency, State University Construction Bonds, 1986 Series A,               250,824
 8.000%, 5/01/11

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1993 Series C          480,415
 Refunding, 5.875%, 9/15/14 (Pre-refunded to 9/15/03)

New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, 1995 Series A:
 6.375%, 9/15/15 (Pre-refunded to 9/15/05)                                                              229,477
 6.375%, 9/15/15 (Pre-refunded to 9/15/07)                                                            2,058,391

New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement      16,080
 Revenue Bonds, 1994 Series E, 6.500%, 8/15/24 (Pre-refunded to 8/15/04)

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured           1,482,281
 Mortgage Revenue Bonds, 1994 Series A, 6.200%, 2/15/21 (Pre-refunded to 2/15/04)

New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Drivers Series      8,326,975
 145, 12.780%, 10/01/08 (IF) - AMBAC Insured

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,         3,265,500
 5.500%, 1/01/30 (Pre-refunded to 1/01/22)
----------------------------------------------------------------------------------------------------------------
Utilities - 10.6%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
 5.125%, 12/01/22 - FSA Insured                                                                       3,033,900
 5.250%, 12/01/26                                                                                     1,005,850
 5.250%, 12/01/26 - AMBAC Insured                                                                     1,011,530
 5.250%, 12/01/26 - MBIA Insured                                                                      1,517,295

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A,            1,029,817
 0.000%, 6/01/20 - FSA Insured

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,            2,018,120
 5.375%, 9/01/25

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,            1,005,540
 5.375%, 5/01/33

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,            5,226,250
 5.000%, 9/01/16 - CIFG Insured

New York City Industrial Development Agency, New York, Industrial Development Revenue Bonds            4,374,513
 (Brooklyn Navy Yard Cogeneration Partners, L.P. Project), Series 1997, 5.750%, 10/01/36 (Alternative
 Minimum Tax)

New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New         2,613,656
 York State Electric and Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
 (Alternative Minimum Tax) - MBIA Insured

----
33

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  1,500 New York State Energy Research and Development Authority,     7/05 at 102.00       AAA $  1,630,905
              Facilities Refunding Revenue Bonds, Series 1995 A
              (Consolidated Edison Company of New York, Inc. Project),
              6.100%, 8/15/20 - AMBAC Insured

       3,000 Power Authority of the State of New York, Series 2000A,      11/10 at 100.00       Aa2    3,018,900
              Revenue Bonds, 5.250%, 11/15/40

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00      Baa1    1,554,825
              Solid Waste Disposal Facility Revenue Bonds, American
              Ref-Fuel Company of Niagara, Series 2001A, 5.450%,
              11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)

         750 Onondaga County Resource Recovery Agency, New York, System   11/03 at 101.00       Ba3      650,835
              Revenue Bonds (Development Costs), 1992 Series, 7.000%,
              5/01/15 (Alternative Minimum Tax)

             Suffolk County Industrial Development Agency, New York,
             1998 Industrial Development Revenue Bonds (Nissequogue
             Cogen Partners Facility):
       1,800  5.300%, 1/01/13 (Alternative Minimum Tax)                    1/09 at 101.00       N/R    1,703,376
       4,000  5.500%, 1/01/23 (Alternative Minimum Tax)                    1/09 at 101.00       N/R    3,585,120
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.5%

             Monroe County Water Authority, New York, Water Revenue
             Bonds, Series 2001:
         850  5.150%, 8/01/22                                              8/11 at 101.00        AA      865,487
       2,250  5.250%, 8/01/36                                              8/11 at 101.00        AA    2,270,970

       2,000 New York City Municipal Water Finance Authority, New York,    6/06 at 101.00       AAA    2,189,260
              Water and Sewer System Revenue Bonds, Fiscal 1996 Series
              B, 5.750%, 6/15/26 - MBIA Insured

         250 New York City Municipal Water Finance Authority, New York,    6/09 at 101.00       AAA      258,663
              Water and Sewer System Revenue Bonds, Fiscal 2000 Series
              A, 5.500%, 6/15/32 - FGIC Insured

       2,750 New York City Municipal Water Finance Authority, New York,    6/10 at 101.00        AA    2,852,190
              Water and Sewer System Revenue Bonds, Fiscal 2001 Series
              A, 5.500%, 6/15/33

       2,225 New York City Municipal Water Finance Authority, New York,    6/12 at 100.00        AA    2,352,533
              Water and Sewer System Revenue Bonds, Fiscal 2003 Series
              A, 5.375%, 6/15/19

       4,000 New York State Environmental Facilities Corporation, State   11/12 at 100.00       AAA    4,234,720
              Clean Water and Drinking Water Revolving Funds Revenue
              Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18
----------------------------------------------------------------------------------------------------------------
    $310,725 Total Long-Term Investments (cost $309,139,522) - 97.6%                                 322,460,074
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.9%

       3,000 New York City Municipal Water Finance Authority, Water and                        A-1+    3,000,000
              Sewer System Variable Revenue Bonds, Fiscal 1994 Series C,
              0.850%, 6/15/23 - FGIC Insured+
----------------------------------------------------------------------------------------------------------------
    $  3,000 Total Short-Term Investments (cost $3,000,000)                                            3,000,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $312,139,522) - 98.5%                                           325,460,074

             ---------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%                                                      5,076,318

             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $330,536,392

             ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
34

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.0%

    $  1,000 Allegany County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Series 1998    8/08 at 102.00
              (Alfred University Civic Facility), 5.000%, 8/01/28 - MBIA Insured

       3,095 Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty-Student Housing           8/10 at 102.00
              Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC Insured

       1,110 Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty-Student                   8/12 at 101.00
              Housing Corporation, University of Buffalo Creekside Project, Series 2002A,
              5.000%, 8/01/22 - AMBAC Insured

       1,350 Town of Hempstead Industrial Development Agency, New York, Civic Facility Revenue Bonds (Hofstra      7/06 at 102.00
              University Project), Series 1996, 5.800%, 7/01/15 - MBIA Insured

       1,750 The Trust for Cultural Resources of the City of New York, New York, Revenue Bonds, Series 1997A       4/07 at 101.00
              (American Museum of Natural History), 5.650%, 4/01/27 - MBIA Insured

       1,000 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National   11/04 at 102.00
              Tennis Center Incorporated Project), 6.375%, 11/15/14 - FSA Insured

       1,145 New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds                   6/07 at 102.00
              (Anti-Defamation League Foundation Project), Series 1997A, 5.600%, 6/01/17 - MBIA Insured

       4,000 Dormitory Authority of the State of New York, City University System Consolidated Revenue Bonds,        No Opt. Call
              Series 1993A, 5.750%, 7/01/13 - MBIA Insured

       2,925 Dormitory Authority of the State of New York, Siena College Insured Revenue Bonds, Series 1997,       7/07 at 102.00
              5.750%, 7/01/26 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Fordham University Insured Revenue Bonds, Series 1998,  7/08 at 101.00
              5.000%, 7/01/28 - MBIA Insured

       3,000 Dormitory Authority of the State of New York, Ithaca College Insured Revenue Bonds, Series 1998,      7/08 at 101.00
              5.000%, 7/01/21 - AMBAC Insured

       3,250 Dormitory Authority of the State of New York, Upstate Community Colleges Revenue Bonds,               7/10 at 101.00
              Series 2000A, 5.750%, 7/01/29 - FSA Insured

       5,280 Dormitory Authority of the State of New York, University of Rochester, Revenue Bonds, Series 2000A    7/10 at 101.00
              0.000%, 7/01/25 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Pace University Insured Revenue Bonds, Series 2000,     7/10 at 101.00
              6.000%, 7/01/29 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, City University System Consolidated, Fourth General     7/10 at 100.00
              Resolution Revenue Bonds, 2000 Series A, 5.125%, 7/01/22 - FGIC Insured

       1,000 Dormitory Authority of the State of New York, Canisius College Revenue Bonds, Series 2000,            7/11 at 101.00
              5.250%, 7/01/30 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, New York University Revenue Bonds, Series 2001-1,         No Opt. Call
              5.500%, 7/01/40 - AMBAC Insured

       1,500 Dormitory Authority of the State of New York, Yeshiva University Insured Revenue Bonds, Series 2001,  7/11 at 100.00
              5.000%, 7/01/30 - AMBAC Insured

       1,490 Dormitory Authority of the State of New York, Fordham University Insured Revenue Bonds, Series 2002,  7/12 at 100.00
              5.000%, 7/01/21 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

             New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
             Series 2003A:
       2,000  5.250%, 2/15/21 - AMBAC Insured                                                                      2/13 at 100.00
       1,750  5.250%, 2/15/22 - AMBAC Insured                                                                      2/13 at 100.00

       6,460 Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center of New York,  8/05 at 102.00
              FHA-Insured Mortgage Revenue Bonds, Series 1995, 5.800%, 8/01/25 - AMBAC Insured

       3,305 Dormitory Authority of the State of New York, Millard Fillmore Hospitals, FHA-Insured Mortgage        8/04 at 105.00
              Hospital Revenue Bonds, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

       3,730 Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured Mortgage         2/06 at 102.00
              Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/24 - MBIA Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.0%

Allegany County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Series 1998         Aaa $  990,540
 (Alfred University Civic Facility), 5.000%, 8/01/28 - MBIA Insured

Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty-Student Housing                AAA  3,321,337
 Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC Insured

Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty-Student                        AAA  1,121,644
 Housing Corporation, University of Buffalo Creekside Project, Series 2002A,
 5.000%, 8/01/22 - AMBAC Insured

Town of Hempstead Industrial Development Agency, New York, Civic Facility Revenue Bonds (Hofstra           AAA  1,486,053
 University Project), Series 1996, 5.800%, 7/01/15 - MBIA Insured

The Trust for Cultural Resources of the City of New York, New York, Revenue Bonds, Series 1997A            AAA  1,852,690
 (American Museum of Natural History), 5.650%, 4/01/27 - MBIA Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds (USTA National         AAA  1,074,420
 Tennis Center Incorporated Project), 6.375%, 11/15/14 - FSA Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds                        Aaa  1,251,519
 (Anti-Defamation League Foundation Project), Series 1997A, 5.600%, 6/01/17 - MBIA Insured

Dormitory Authority of the State of New York, City University System Consolidated Revenue Bonds,           AAA  4,547,080
 Series 1993A, 5.750%, 7/01/13 - MBIA Insured

Dormitory Authority of the State of New York, Siena College Insured Revenue Bonds, Series 1997,            AAA  3,139,929
 5.750%, 7/01/26 - MBIA Insured

Dormitory Authority of the State of New York, Fordham University Insured Revenue Bonds, Series 1998,       AAA    990,800
 5.000%, 7/01/28 - MBIA Insured

Dormitory Authority of the State of New York, Ithaca College Insured Revenue Bonds, Series 1998,           Aaa  3,028,350
 5.000%, 7/01/21 - AMBAC Insured

Dormitory Authority of the State of New York, Upstate Community Colleges Revenue Bonds,                    AAA  3,482,083
 Series 2000A, 5.750%, 7/01/29 - FSA Insured

Dormitory Authority of the State of New York, University of Rochester, Revenue Bonds, Series 2000A         AAA  3,688,186
 0.000%, 7/01/25 - MBIA Insured

Dormitory Authority of the State of New York, Pace University Insured Revenue Bonds, Series 2000,          AAA  1,100,530
 6.000%, 7/01/29 - MBIA Insured

Dormitory Authority of the State of New York, City University System Consolidated, Fourth General          AAA  1,014,910
 Resolution Revenue Bonds, 2000 Series A, 5.125%, 7/01/22 - FGIC Insured

Dormitory Authority of the State of New York, Canisius College Revenue Bonds, Series 2000,                 AAA  1,014,400
 5.250%, 7/01/30 - MBIA Insured

Dormitory Authority of the State of New York, New York University Revenue Bonds, Series 2001-1,            AAA  1,085,680
 5.500%, 7/01/40 - AMBAC Insured

Dormitory Authority of the State of New York, Yeshiva University Insured Revenue Bonds, Series 2001,       AAA  1,481,340
 5.000%, 7/01/30 - AMBAC Insured

Dormitory Authority of the State of New York, Fordham University Insured Revenue Bonds, Series 2002,       AAA  1,509,564
 5.000%, 7/01/21 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
Series 2003A:
 5.250%, 2/15/21 - AMBAC Insured                                                                          AAA  2,060,840
 5.250%, 2/15/22 - AMBAC Insured                                                                          AAA  1,796,568

Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center of New York,       AAA  6,852,057
 FHA-Insured Mortgage Revenue Bonds, Series 1995, 5.800%, 8/01/25 - AMBAC Insured

Dormitory Authority of the State of New York, Millard Fillmore Hospitals, FHA-Insured Mortgage             AAA  3,363,465
 Hospital Revenue Bonds, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured Mortgage              AAA  3,880,804
 Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/24 - MBIA Insured

----
35

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,500 Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds (Southside
              Hospital), Series 1998, 5.000%, 2/15/25 - MBIA Insured

       4,000 Dormitory Authority of the State of New York (United Health Services), FHA-Insured Mortgage Revenue
              Refunding Bonds, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

       6,115 Dormitory Authority of the State of New York (The New York and Presbyterian Hospital), FHA-Insured
              Mortgage Hospital Revenue Bonds, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

       3,000 Dormitory Authority of the State of New York (North Shore Health System Obligated Group), North
              Shore University Hospital Revenue Bonds, Series 1998, 5.000%, 11/01/23 - MBIA Insured

       2,000 Dormitory Authority of the State of New York (Memorial Sloan Kettering Cancer Center), Revenue
              Bonds, 2003 Series 1, 5.000%, 7/01/21 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, Montefiore Medical Center FHA-Insured Mortgage
              Hospital Revenue Bonds, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

       3,105 Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated
              Group), St. Charles Hospital and Rehabilitation Center Revenue Bonds, Series 1999A,
              5.500%, 7/01/22 - MBIA Insured

       2,260 Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated Group),
              St. Francis Hospital Revenue Bonds, Series 1999A, 5.500%, 7/01/29 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, New Island Hospital Insured Revenue Bonds,
              Series 1999A, 5.750%, 7/01/19 - AMBAC Insured

       5,000 Dormitory Authority of the State of New York (Winthrop South Nassau University Health System
              Obligated Group), Withrop University Hospital Association Revenue Bonds, Series 2001A,
              5.250%, 7/01/31 - AMBAC Insured

       1,600 New York State Medical Care Facilities Finance Agency, Our Lady of Victory Hospital Project Revenue
              Bonds, 1991 Series A, 6.625%, 11/01/16 - AMBAC Insured

       4,000 New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds,
              1994 Series A Refunding, 5.375%, 2/15/25 - MBIA Insured

         610 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured
              Mortgage Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

       2,890 New York State Medical Care Facilities Finance Agency, Montefiore Medical Center FHA-Insured
              Mortgage Revenue Bonds, 1995 Series A, 5.750%, 2/15/15 - AMBAC Insured

       1,910 Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
              St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.3%

       4,816 New York City Housing Development Corporation, New York, Multifamily Housing Limited Obligation
              Bonds, Series 1991C, Pass-Through Certificates, 6.500%, 2/20/19 - AMBAC Insured

             New York State Housing Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A
             Refunding:
       5,075  6.100%, 11/01/15 - FSA Insured
       4,535  6.125%, 11/01/20 - FSA Insured

         610 New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, 1989 Series A,
              7.450%, 11/01/28 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.0%

       4,250 East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's
              Meadow Project, Series 1997A, 5.700%, 8/01/27 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, United Cerebral Palsy Association of Westchester
              County, Inc., Insured Revenue Bonds, Series 1992, 6.200%, 7/01/12 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, The Augustana Lutheran Home for the Aged Inc., FHA-
              Insured Mortgage Nursing Home Revenue Bonds, Series 2000A, 5.500%, 8/01/38 - MBIA Insured

       3,665 Dormitory Authority of the State of New York, Norwegian Christian Home and Health Center, FHA-
              Insured Mortgage Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36 - MBIA Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds (Southside          2/08 at 101.50
 Hospital), Series 1998, 5.000%, 2/15/25 - MBIA Insured

Dormitory Authority of the State of New York (United Health Services), FHA-Insured Mortgage Revenue      2/08 at 102.00
 Refunding Bonds, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

Dormitory Authority of the State of New York (The New York and Presbyterian Hospital), FHA-Insured       2/08 at 101.00
 Mortgage Hospital Revenue Bonds, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

Dormitory Authority of the State of New York (North Shore Health System Obligated Group), North         11/08 at 101.00
 Shore University Hospital Revenue Bonds, Series 1998, 5.000%, 11/01/23 - MBIA Insured

Dormitory Authority of the State of New York (Memorial Sloan Kettering Cancer Center), Revenue           7/13 at 100.00
 Bonds, 2003 Series 1, 5.000%, 7/01/21 - MBIA Insured

Dormitory Authority of the State of New York, Montefiore Medical Center FHA-Insured Mortgage             8/09 at 101.00
 Hospital Revenue Bonds, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated          7/09 at 101.00
 Group), St. Charles Hospital and Rehabilitation Center Revenue Bonds, Series 1999A,
 5.500%, 7/01/22 - MBIA Insured

Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated Group),  7/09 at 101.00
 St. Francis Hospital Revenue Bonds, Series 1999A, 5.500%, 7/01/29 - MBIA Insured

Dormitory Authority of the State of New York, New Island Hospital Insured Revenue Bonds,                 7/09 at 101.00
 Series 1999A, 5.750%, 7/01/19 - AMBAC Insured

Dormitory Authority of the State of New York (Winthrop South Nassau University Health System             7/11 at 101.00
 Obligated Group), Withrop University Hospital Association Revenue Bonds, Series 2001A,
 5.250%, 7/01/31 - AMBAC Insured

New York State Medical Care Facilities Finance Agency, Our Lady of Victory Hospital Project Revenue     11/03 at 100.00
 Bonds, 1991 Series A, 6.625%, 11/01/16 - AMBAC Insured

New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds,          2/04 at 102.00
 1994 Series A Refunding, 5.375%, 2/15/25 - MBIA Insured

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured             2/04 at 100.00
 Mortgage Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

New York State Medical Care Facilities Finance Agency, Montefiore Medical Center FHA-Insured             2/05 at 102.00
 Mortgage Revenue Bonds, 1995 Series A, 5.750%, 2/15/15 - AMBAC Insured

Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,               8/12 at 100.00
 St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 4.3%

New York City Housing Development Corporation, New York, Multifamily Housing Limited Obligation          9/03 at 105.00
 Bonds, Series 1991C, Pass-Through Certificates, 6.500%, 2/20/19 - AMBAC Insured

New York State Housing Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A
Refunding:
 6.100%, 11/01/15 - FSA Insured                                                                         5/06 at 102.00
 6.125%, 11/01/20 - FSA Insured                                                                         5/06 at 102.00

New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, 1989 Series A,                11/03 at 100.00
 7.450%, 11/01/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.0%

East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's               8/07 at 102.00
 Meadow Project, Series 1997A, 5.700%, 8/01/27 - MBIA Insured

Dormitory Authority of the State of New York, United Cerebral Palsy Association of Westchester           1/04 at 101.00
 County, Inc., Insured Revenue Bonds, Series 1992, 6.200%, 7/01/12 - MBIA Insured

Dormitory Authority of the State of New York, The Augustana Lutheran Home for the Aged Inc., FHA-        8/10 at 101.00
 Insured Mortgage Nursing Home Revenue Bonds, Series 2000A, 5.500%, 8/01/38 - MBIA Insured

Dormitory Authority of the State of New York, Norwegian Christian Home and Health Center, FHA-           8/11 at 101.00
 Insured Mortgage Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36 - MBIA Insured

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds (Southside               AAA $2,498,300
 Hospital), Series 1998, 5.000%, 2/15/25 - MBIA Insured

Dormitory Authority of the State of New York (United Health Services), FHA-Insured Mortgage Revenue           AAA  4,084,680
 Refunding Bonds, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

Dormitory Authority of the State of New York (The New York and Presbyterian Hospital), FHA-Insured            AAA  5,761,308
 Mortgage Hospital Revenue Bonds, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

Dormitory Authority of the State of New York (North Shore Health System Obligated Group), North               AAA  3,006,060
 Shore University Hospital Revenue Bonds, Series 1998, 5.000%, 11/01/23 - MBIA Insured

Dormitory Authority of the State of New York (Memorial Sloan Kettering Cancer Center), Revenue                AAA  2,020,780
 Bonds, 2003 Series 1, 5.000%, 7/01/21 - MBIA Insured

Dormitory Authority of the State of New York, Montefiore Medical Center FHA-Insured Mortgage                  AAA  2,067,980
 Hospital Revenue Bonds, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated               AAA  3,253,202
 Group), St. Charles Hospital and Rehabilitation Center Revenue Bonds, Series 1999A,
 5.500%, 7/01/22 - MBIA Insured

Dormitory Authority of the State of New York (Catholic Health Services of Long Island Obligated Group),       AAA  2,340,931
 St. Francis Hospital Revenue Bonds, Series 1999A, 5.500%, 7/01/29 - MBIA Insured

Dormitory Authority of the State of New York, New Island Hospital Insured Revenue Bonds,                      AAA  1,071,470
 Series 1999A, 5.750%, 7/01/19 - AMBAC Insured

Dormitory Authority of the State of New York (Winthrop South Nassau University Health System                  AAA  5,054,250
 Obligated Group), Withrop University Hospital Association Revenue Bonds, Series 2001A,
 5.250%, 7/01/31 - AMBAC Insured

New York State Medical Care Facilities Finance Agency, Our Lady of Victory Hospital Project Revenue           AAA  1,613,056
 Bonds, 1991 Series A, 6.625%, 11/01/16 - AMBAC Insured

New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds,               AAA  4,100,520
 1994 Series A Refunding, 5.375%, 2/15/25 - MBIA Insured

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured                   AA    612,751
 Mortgage Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

New York State Medical Care Facilities Finance Agency, Montefiore Medical Center FHA-Insured                  AAA  3,085,942
 Mortgage Revenue Bonds, 1995 Series A, 5.750%, 2/15/15 - AMBAC Insured

Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,                    AAA  1,930,361
 St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 4.3%

New York City Housing Development Corporation, New York, Multifamily Housing Limited Obligation               AAA  5,062,614
 Bonds, Series 1991C, Pass-Through Certificates, 6.500%, 2/20/19 - AMBAC Insured

New York State Housing Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A
Refunding:
 6.100%, 11/01/15 - FSA Insured                                                                              AAA  5,404,571
 6.125%, 11/01/20 - FSA Insured                                                                              AAA  4,729,370

New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, 1989 Series A,                      AAA    610,848
 7.450%, 11/01/28 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.0%

East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's                    AAA  4,436,278
 Meadow Project, Series 1997A, 5.700%, 8/01/27 - MBIA Insured

Dormitory Authority of the State of New York, United Cerebral Palsy Association of Westchester                AAA  1,013,700
 County, Inc., Insured Revenue Bonds, Series 1992, 6.200%, 7/01/12 - MBIA Insured

Dormitory Authority of the State of New York, The Augustana Lutheran Home for the Aged Inc., FHA-             AAA  2,067,980
 Insured Mortgage Nursing Home Revenue Bonds, Series 2000A, 5.500%, 8/01/38 - MBIA Insured

Dormitory Authority of the State of New York, Norwegian Christian Home and Health Center, FHA-                AAA  3,664,267
 Insured Mortgage Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36 - MBIA Insured

----
36

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.4%

             Camden Central School District, Oneida County, New York, School District (Serial) Bonds, Series 1991:
    $    500  7.100%, 6/15/07 - AMBAC Insured
         600  7.100%, 6/15/08 - AMBAC Insured
         600  7.100%, 6/15/09 - AMBAC Insured
         275  7.100%, 6/15/10 - AMBAC Insured

             Erie County, New York, General Obligation Bonds, Series 2003A:
       1,000  5.250%, 3/15/15 - FGIC Insured
       1,000  5.250%, 3/15/16 - FGIC Insured
       1,000  5.250%, 3/15/17 - FGIC Insured
       1,000  5.250%, 3/15/18 - FGIC Insured

         500 Greece Central School District, Monroe County, New York, General Obligation Bonds, School District
              Bonds, Series 1992, 6.000%, 6/15/09 - FGIC Insured

             Town of Halfmoon, Saratoga County, New York, Public Improvement (Serial) Bonds, Series 1991:
         385  6.500%, 6/01/09 - AMBAC Insured
         395  6.500%, 6/01/10 - AMBAC Insured
         395  6.500%, 6/01/11 - AMBAC Insured

       2,295 Harborsfield Central School District, Suffolk County, New York, General Obligation Bonds, Series 2001,
              5.000%, 6/01/19 - FSA Insured

             Middle County Central School District at Centereach, Brookhaven, Suffolk County, New York, General
             Obligation Bonds, Series 1991A:
         475  6.900%, 12/15/07 - AMBAC Insured
         475  6.900%, 12/15/08 - AMBAC Insured

       2,250 County of Monroe, New York, General Obligation Public Improvement Bonds, Series 2002,
              5.000%, 3/01/16 - FGIC Insured

             Mount Sinai Union Free School District, County of Suffolk, New York, School District Refunding (Serial)
             Bonds, Series 1992:
         500  6.200%, 2/15/15 - AMBAC Insured
       1,035  6.200%, 2/15/16 - AMBAC Insured

       1,125 County of Nassau, New York, General Improvement Bonds, Series E, 6.000%, 3/01/20 - FSA Insured

       1,000 County of Nassau, New York, General Obligations, General Improvement (Serial) Bonds, Series B,
              5.250%, 6/01/23 - AMBAC Insured

       1,020 City of New Rochelle, Westchester County, New York, General Obligations, Public Improvement Bonds,
              1994 Series B, 6.200%, 8/15/22 - MBIA Insured

          60 The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C,
              6.250%, 8/01/10 - FSA Insured

             The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D:
       3,000  5.250%, 8/01/15 - MBIA Insured
       2,000  5.000%, 8/01/16 - FGIC Insured

       2,460 The City of New York, New York, General Obligation Bonds, Fiscal 2002 Series A,
              5.250%, 11/01/15 - MBIA Insured

       1,590 City of Niagara Falls, Niagara County, New York, Public Improvement (Serial) Bonds, Series 1994,
              6.900%, 3/01/21 - MBIA Insured

       1,505 Town of North Hempstead, Nassau County, New York, General Obligation Refunding (Serial) Bonds,
              Series 1992B, 6.400%, 4/01/14 - FGIC Insured

             Rensselaer County, New York, General Obligation (Serial) Bonds, Series 1991:
         960  6.700%, 2/15/13 - AMBAC Insured
         960  6.700%, 2/15/14 - AMBAC Insured
         960  6.700%, 2/15/15 - AMBAC Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.4%

Camden Central School District, Oneida County, New York, School District (Serial) Bonds, Series 1991:
 7.100%, 6/15/07 - AMBAC Insured                                                                          No Opt. Call
 7.100%, 6/15/08 - AMBAC Insured                                                                          No Opt. Call
 7.100%, 6/15/09 - AMBAC Insured                                                                          No Opt. Call
 7.100%, 6/15/10 - AMBAC Insured                                                                          No Opt. Call

Erie County, New York, General Obligation Bonds, Series 2003A:
 5.250%, 3/15/15 - FGIC Insured                                                                         3/13 at 100.00
 5.250%, 3/15/16 - FGIC Insured                                                                         3/13 at 100.00
 5.250%, 3/15/17 - FGIC Insured                                                                         3/13 at 100.00
 5.250%, 3/15/18 - FGIC Insured                                                                         3/13 at 100.00

Greece Central School District, Monroe County, New York, General Obligation Bonds, School District         No Opt. Call
 Bonds, Series 1992, 6.000%, 6/15/09 - FGIC Insured

Town of Halfmoon, Saratoga County, New York, Public Improvement (Serial) Bonds, Series 1991:
 6.500%, 6/01/09 - AMBAC Insured                                                                          No Opt. Call
 6.500%, 6/01/10 - AMBAC Insured                                                                          No Opt. Call
 6.500%, 6/01/11 - AMBAC Insured                                                                          No Opt. Call

Harborsfield Central School District, Suffolk County, New York, General Obligation Bonds, Series 2001,   6/11 at 100.00
 5.000%, 6/01/19 - FSA Insured

Middle County Central School District at Centereach, Brookhaven, Suffolk County, New York, General
Obligation Bonds, Series 1991A:
 6.900%, 12/15/07 - AMBAC Insured                                                                         No Opt. Call
 6.900%, 12/15/08 - AMBAC Insured                                                                         No Opt. Call

County of Monroe, New York, General Obligation Public Improvement Bonds, Series 2002,                    3/12 at 100.00
 5.000%, 3/01/16 - FGIC Insured

Mount Sinai Union Free School District, County of Suffolk, New York, School District Refunding (Serial)
Bonds, Series 1992:
 6.200%, 2/15/15 - AMBAC Insured                                                                          No Opt. Call
 6.200%, 2/15/16 - AMBAC Insured                                                                          No Opt. Call

County of Nassau, New York, General Improvement Bonds, Series E, 6.000%, 3/01/20 - FSA Insured           3/10 at 100.00

County of Nassau, New York, General Obligations, General Improvement (Serial) Bonds, Series B,           6/09 at 102.00
 5.250%, 6/01/23 - AMBAC Insured

City of New Rochelle, Westchester County, New York, General Obligations, Public Improvement Bonds,       8/04 at 102.00
 1994 Series B, 6.200%, 8/15/22 - MBIA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C,                          2/04 at 100.75
 6.250%, 8/01/10 - FSA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D:
 5.250%, 8/01/15 - MBIA Insured                                                                         8/10 at 101.00
 5.000%, 8/01/16 - FGIC Insured                                                                         8/10 at 101.00

The City of New York, New York, General Obligation Bonds, Fiscal 2002 Series A,                         11/11 at 101.00
 5.250%, 11/01/15 - MBIA Insured

City of Niagara Falls, Niagara County, New York, Public Improvement (Serial) Bonds, Series 1994,         3/04 at 102.00
 6.900%, 3/01/21 - MBIA Insured

Town of North Hempstead, Nassau County, New York, General Obligation Refunding (Serial) Bonds,             No Opt. Call
 Series 1992B, 6.400%, 4/01/14 - FGIC Insured

Rensselaer County, New York, General Obligation (Serial) Bonds, Series 1991:
 6.700%, 2/15/13 - AMBAC Insured                                                                          No Opt. Call
 6.700%, 2/15/14 - AMBAC Insured                                                                          No Opt. Call
 6.700%, 2/15/15 - AMBAC Insured                                                                          No Opt. Call

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 10.4%

Camden Central School District, Oneida County, New York, School District (Serial) Bonds, Series 1991:
 7.100%, 6/15/07 - AMBAC Insured                                                                             AAA $  587,500
 7.100%, 6/15/08 - AMBAC Insured                                                                             AAA    720,636
 7.100%, 6/15/09 - AMBAC Insured                                                                             AAA    731,268
 7.100%, 6/15/10 - AMBAC Insured                                                                             AAA    336,751

Erie County, New York, General Obligation Bonds, Series 2003A:
 5.250%, 3/15/15 - FGIC Insured                                                                              Aaa  1,079,810
 5.250%, 3/15/16 - FGIC Insured                                                                              Aaa  1,072,490
 5.250%, 3/15/17 - FGIC Insured                                                                              Aaa  1,065,240
 5.250%, 3/15/18 - FGIC Insured                                                                              Aaa  1,057,260

Greece Central School District, Monroe County, New York, General Obligation Bonds, School District            AAA    580,885
 Bonds, Series 1992, 6.000%, 6/15/09 - FGIC Insured

Town of Halfmoon, Saratoga County, New York, Public Improvement (Serial) Bonds, Series 1991:
 6.500%, 6/01/09 - AMBAC Insured                                                                             AAA    455,209
 6.500%, 6/01/10 - AMBAC Insured                                                                             AAA    469,039
 6.500%, 6/01/11 - AMBAC Insured                                                                             AAA    472,981

Harborsfield Central School District, Suffolk County, New York, General Obligation Bonds, Series 2001,        Aaa  2,346,638
 5.000%, 6/01/19 - FSA Insured

Middle County Central School District at Centereach, Brookhaven, Suffolk County, New York, General
Obligation Bonds, Series 1991A:
 6.900%, 12/15/07 - AMBAC Insured                                                                            AAA    560,215
 6.900%, 12/15/08 - AMBAC Insured                                                                            AAA    568,946

County of Monroe, New York, General Obligation Public Improvement Bonds, Series 2002,                         AAA  2,353,860
 5.000%, 3/01/16 - FGIC Insured

Mount Sinai Union Free School District, County of Suffolk, New York, School District Refunding (Serial)
Bonds, Series 1992:
 6.200%, 2/15/15 - AMBAC Insured                                                                             AAA    587,675
 6.200%, 2/15/16 - AMBAC Insured                                                                             AAA  1,219,530

County of Nassau, New York, General Improvement Bonds, Series E, 6.000%, 3/01/20 - FSA Insured                AAA  1,253,374

County of Nassau, New York, General Obligations, General Improvement (Serial) Bonds, Series B,                AAA  1,023,900
 5.250%, 6/01/23 - AMBAC Insured

City of New Rochelle, Westchester County, New York, General Obligations, Public Improvement Bonds,            AAA  1,082,057
 1994 Series B, 6.200%, 8/15/22 - MBIA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series C,                               AAA     60,685
 6.250%, 8/01/10 - FSA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D:
 5.250%, 8/01/15 - MBIA Insured                                                                              AAA  3,206,940
 5.000%, 8/01/16 - FGIC Insured                                                                              AAA  2,077,440

The City of New York, New York, General Obligation Bonds, Fiscal 2002 Series A,                               AAA  2,636,407
 5.250%, 11/01/15 - MBIA Insured

City of Niagara Falls, Niagara County, New York, Public Improvement (Serial) Bonds, Series 1994,              AAA  1,661,852
 6.900%, 3/01/21 - MBIA Insured

Town of North Hempstead, Nassau County, New York, General Obligation Refunding (Serial) Bonds,                AAA  1,786,887
 Series 1992B, 6.400%, 4/01/14 - FGIC Insured

Rensselaer County, New York, General Obligation (Serial) Bonds, Series 1991:
 6.700%, 2/15/13 - AMBAC Insured                                                                             AAA  1,155,427
 6.700%, 2/15/14 - AMBAC Insured                                                                             AAA  1,161,197
 6.700%, 2/15/15 - AMBAC Insured                                                                             AAA  1,169,376

----
37

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Rondout Valley Central School District at Accord, Ulster County, New York, General Obligation School
             District (Serial) Bonds, Series 1991:
    $    550  6.800%, 6/15/06 - FGIC Insured                                                                         No Opt. Call
         550  6.850%, 6/15/07 - FGIC Insured                                                                         No Opt. Call
         550  6.850%, 6/15/08 - FGIC Insured                                                                         No Opt. Call
         550  6.850%, 6/15/09 - FGIC Insured                                                                         No Opt. Call
         550  6.850%, 6/15/10 - FGIC Insured                                                                         No Opt. Call

       1,000 Smithtown Central School District, Suffolk County, New York, General Obligation Bonds, Series 2002,  10/11 at 100.00
              4.400%, 10/15/21 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.7%

             Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
             Series 2002A:
       2,000  5.500%, 1/01/20 - MBIA Insured                                                                       7/12 at 100.00
       1,350  5.000%, 7/01/25 - FGIC Insured                                                                       7/12 at 100.00
       3,000  5.000%, 7/01/30 - AMBAC Insured                                                                      7/12 at 100.00

             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
       5,000  5.250%, 11/15/25 - FSA Insured                                                                      11/12 at 100.00
       3,000  5.000%, 11/15/32 - FSA Insured                                                                      11/12 at 100.00

       4,625 New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge and Tunnel  1/10 at 101.00
              Authority, Certificates of Participation, New York, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

       1,700 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2002        11/11 at 101.00
              Series B, 5.000%, 5/01/30 - MBIA Insured

             New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003
             Series C:
       2,000  5.250%, 8/01/20 - AMBAC Insured                                                                      8/12 at 100.00
       1,700  5.250%, 8/01/22 - AMBAC Insured                                                                      8/12 at 100.00

       2,000 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003         2/13 at 100.00
              Series D Refunding, 5.000%, 2/01/22 - MBIA Insured

       1,330 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003         2/13 at 100.00
              Series E, 5.250%, 2/01/22 - MBIA Insured

       3,750 Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds (The City of New   5/10 at 101.00
              York Issue), Series 1999, 5.750%, 5/15/30 - AMBAC Insured

       3,400 Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue   8/09 at 101.00
              Bonds, Series 1999D, 5.250%, 2/15/29 - FSA Insured

       3,000 Dormitory Authority of the State of New York, Mental Health Facilities Improvement Revenue Bonds,     8/10 at 100.00
              Series 2000D, 5.250%, 8/15/30 - FSA Insured

             State of New York Municipal Bond Bank Agency, Special Program Revenue Bonds, City of Buffalo, 2001
             Series A:
       1,185  5.250%, 5/15/25 - AMBAC Insured                                                                      5/11 at 100.00
       1,250  5.250%, 5/15/26 - AMBAC Insured                                                                      5/11 at 100.00

       2,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement  2/04 at 102.00
              Revenue Bonds, 1993 Series F Refunding, 5.250%, 2/15/19 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,                3/13 at 100.00
              Series 2003A, 5.000%, 3/15/32 - FGIC Insured

             Dormitory Authority of the State of New York, School Districts Financing Program Revenue Bonds,
             Series 2002D:
       6,275  5.250%, 10/01/23 - MBIA Insured                                                                     10/12 at 100.00
         875  5.000%, 10/01/30 - MBIA Insured                                                                     10/12 at 100.00

       2,000 New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B,                  4/12 at 100.00
              5.000%, 4/01/20 - AMBAC Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Rondout Valley Central School District at Accord, Ulster County, New York, General Obligation School
District (Serial) Bonds, Series 1991:
 6.800%, 6/15/06 - FGIC Insured                                                                           AAA $  622,122
 6.850%, 6/15/07 - FGIC Insured                                                                           AAA    637,582
 6.850%, 6/15/08 - FGIC Insured                                                                           AAA    648,934
 6.850%, 6/15/09 - FGIC Insured                                                                           AAA    657,074
 6.850%, 6/15/10 - FGIC Insured                                                                           AAA    659,824

Smithtown Central School District, Suffolk County, New York, General Obligation Bonds, Series 2002,        Aaa    936,340
 4.400%, 10/15/21 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 21.7%

Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
Series 2002A:
 5.500%, 1/01/20 - MBIA Insured                                                                           AAA  2,134,620
 5.000%, 7/01/25 - FGIC Insured                                                                           AAA  1,349,015
 5.000%, 7/01/30 - AMBAC Insured                                                                          AAA  2,962,680

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
 5.250%, 11/15/25 - FSA Insured                                                                           AAA  5,107,650
 5.000%, 11/15/32 - FSA Insured                                                                           AAA  2,961,180

New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge and Tunnel       AAA  5,040,001
 Authority, Certificates of Participation, New York, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2002              AAA  1,674,024
 Series B, 5.000%, 5/01/30 - MBIA Insured

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003
Series C:
 5.250%, 8/01/20 - AMBAC Insured                                                                          AAA  2,081,560
 5.250%, 8/01/22 - AMBAC Insured                                                                          AAA  1,753,057

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003              AAA  2,020,140
 Series D Refunding, 5.000%, 2/01/22 - MBIA Insured

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003              AAA  1,373,358
 Series E, 5.250%, 2/01/22 - MBIA Insured

Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds (The City of New        AAA  4,021,913
 York Issue), Series 1999, 5.750%, 5/15/30 - AMBAC Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue        AAA  3,436,278
 Bonds, Series 1999D, 5.250%, 2/15/29 - FSA Insured

Dormitory Authority of the State of New York, Mental Health Facilities Improvement Revenue Bonds,          AAA  3,026,910
 Series 2000D, 5.250%, 8/15/30 - FSA Insured

State of New York Municipal Bond Bank Agency, Special Program Revenue Bonds, City of Buffalo, 2001
Series A:
 5.250%, 5/15/25 - AMBAC Insured                                                                          AAA  1,207,088
 5.250%, 5/15/26 - AMBAC Insured                                                                          AAA  1,270,100

New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement       AAA  2,069,920
 Revenue Bonds, 1993 Series F Refunding, 5.250%, 2/15/19 - MBIA Insured

Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,                     AAA  1,974,500
 Series 2003A, 5.000%, 3/15/32 - FGIC Insured

Dormitory Authority of the State of New York, School Districts Financing Program Revenue Bonds,
Series 2002D:
 5.250%, 10/01/23 - MBIA Insured                                                                          AAA  6,445,805
 5.000%, 10/01/30 - MBIA Insured                                                                          AAA    864,089

New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B,                       AAA  2,036,960
 5.000%, 4/01/20 - AMBAC Insured

----
38

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
    $  2,000  5.250%, 4/01/18 - FSA Insured                                                                        4/12 at 100.00
       1,000  5.250%, 4/01/19 - FSA Insured                                                                        4/12 at 100.00

       1,500 New York State Thruway Authority, Highway and Bridge Trust Fund, Series 2003A, Second General         4/13 at 100.00
              Revenue Bonds, 5.250%, 4/01/23 - MBIA Insured

       4,000 New York State Urban Development Corporation, Revenue Bonds (Sports Facility Assistance Program),     4/06 at 102.00
              1996 Series A, 5.500%, 4/01/19 - MBIA Insured

             New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
             Facilities and Equipment, Series 2002C-1:
       1,000  5.500%, 3/15/20 - FGIC Insured                                                                       3/13 at 100.00
       1,000  5.500%, 3/15/21 - FGIC Insured                                                                       3/13 at 100.00

             Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
       1,525  5.500%, 7/01/14 - FSA Insured                                                                          No Opt. Call
       4,000  5.500%, 7/01/18 - FSA Insured                                                                          No Opt. Call

             Tobacco Settlement Financing Corporation of New York State, Asset-Backed Bonds, Series 2003-A1:
       4,900  5.250%, 6/01/21 - AMBAC Insured                                                                      6/13 at 100.00
       3,400  5.250%, 6/01/22 - AMBAC Insured                                                                      6/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Transportation - 10.4%

       2,500 Albany County Airport Authority, Airport Revenue Bonds, Series 1997, 5.500%, 12/15/19 (Alternative   12/07 at 102.00
              Minimum Tax) - FSA Insured

       3,000 Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995,                  1/05 at 101.00
              5.750%, 1/01/25 - MBIA Insured

       4,250 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A          11/12 at 100.00
              Refunding, 5.500%, 11/15/18 - AMBAC Insured

       3,450 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, DRIVERS, Series 267,  11/12 at 100.00
              12.130%, 11/15/18 (IF) - MBIA Insured

       1,500 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,            No Opt. Call
              5.000%, 11/15/15 - FGIC Insured

             Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport
             Revenue Bonds, Series 1998:
       1,000  5.000%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured                                             4/08 at 101.00
       1,500  5.000%, 4/01/28 (Alternative Minimum Tax) - FGIC Insured                                             4/08 at 101.00

       3,000 Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport  4/09 at 101.00
              Revenue Bonds, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

       4,000 The Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth     10/07 at 101.00
              Series 2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

       3,000 Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC 12/07 at 100.00
              Project, Series 6, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

       2,500 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,        1/12 at 100.00
              5.250%, 1/01/19 - FGIC Insured

             Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                                                        No Opt. Call
       2,300  5.250%, 11/15/22 - MBIA Insured                                                                     11/12 at 100.00

       3,535 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, DRIVERS Series 342,         11/13 at 100.00
              11.430%, 11/15/20 (IF) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 13.0%

       1,000 Erie County Water Authority, New York, Water Works System Revenue Bonds, Series 1990B,               12/09 at 100.00
              6.750%, 12/01/14 - AMBAC Insured

       3,000 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997A,     1/08 at 101.50
              5.750%, 7/01/21 (Pre-refunded to 1/01/08) - MBIA Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
 5.250%, 4/01/18 - FSA Insured                                                                            AAA $2,105,080
 5.250%, 4/01/19 - FSA Insured                                                                            AAA  1,046,010

New York State Thruway Authority, Highway and Bridge Trust Fund, Series 2003A, Second General              AAA  1,542,615
 Revenue Bonds, 5.250%, 4/01/23 - MBIA Insured

New York State Urban Development Corporation, Revenue Bonds (Sports Facility Assistance Program),          AAA  4,278,960
 1996 Series A, 5.500%, 4/01/19 - MBIA Insured

New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
Facilities and Equipment, Series 2002C-1:
 5.500%, 3/15/20 - FGIC Insured                                                                           AAA  1,071,660
 5.500%, 3/15/21 - FGIC Insured                                                                           AAA  1,065,290

Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
 5.500%, 7/01/14 - FSA Insured                                                                            AAA  1,720,917
 5.500%, 7/01/18 - FSA Insured                                                                            AAA  4,463,920

Tobacco Settlement Financing Corporation of New York State, Asset-Backed Bonds, Series 2003-A1:
 5.250%, 6/01/21 - AMBAC Insured                                                                          AAA  5,033,280
 5.250%, 6/01/22 - AMBAC Insured                                                                          AAA  3,473,950
-------------------------------------------------------------------------------------------------------------------------
Transportation - 10.4%

Albany County Airport Authority, Airport Revenue Bonds, Series 1997, 5.500%, 12/15/19 (Alternative         AAA  2,602,850
 Minimum Tax) - FSA Insured

Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995,                       AAA  3,164,070
 5.750%, 1/01/25 - MBIA Insured

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A                AAA  4,595,610
 Refunding, 5.500%, 11/15/18 - AMBAC Insured

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, DRIVERS, Series 267,        AAA  3,980,127
 12.130%, 11/15/18 (IF) - MBIA Insured

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,               AAA  1,605,480
 5.000%, 11/15/15 - FGIC Insured

Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport
Revenue Bonds, Series 1998:
 5.000%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured                                                 AAA  1,011,420
 5.000%, 4/01/28 (Alternative Minimum Tax) - FGIC Insured                                                 AAA  1,434,510

Niagara Frontier Transportation Authority, New York (Buffalo Niagara International Airport), Airport       AAA  3,128,700
 Revenue Bonds, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

The Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth           AAA  4,191,920
 Series 2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC       AAA  3,141,180
 Project, Series 6, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,             AAA  2,612,225
 5.250%, 1/01/19 - FGIC Insured

Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Refunding Bonds,
Series 2002E:
 5.500%, 11/15/20 - MBIA Insured                                                                          AAA    861,307
 5.250%, 11/15/22 - MBIA Insured                                                                          AAA  2,373,554

Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, DRIVERS Series 342,               AAA  4,040,364
 11.430%, 11/15/20 (IF) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 13.0%

Erie County Water Authority, New York, Water Works System Revenue Bonds, Series 1990B,                     AAA  1,196,620
 6.750%, 12/01/14 - AMBAC Insured

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997A,          AAA  3,434,160
 5.750%, 7/01/21 (Pre-refunded to 1/01/08) - MBIA Insured

----
39

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  3,040 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,
              5.125%, 7/01/24 - AMBAC Insured

       3,500 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997E,
              5.000%, 7/01/21 (Pre-refunded to 7/01/13) - AMBAC Insured

             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
       2,865  4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured
       2,500  4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
       1,000  5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured
         500  5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

       2,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,
              6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

             The City of New York, New York, General Obligation Bonds, Fiscal 1990 Series B:
       1,300  7.000%, 10/01/15 - FSA Insured
       2,000  7.000%, 10/01/16 - MBIA Insured
       1,025  7.000%, 10/01/17 - FSA Insured
         310  7.000%, 10/01/18 - FSA Insured

       3,000 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2000
              Series B, 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured

       5,000 Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds,
              Series 1996, 5.500%, 5/15/26 (Pre-refunded to 5/15/06) - MBIA Insured

             New York State Medical Care Facilities Finance Agency, Sisters of Charity Hospital of Buffalo Project
             Revenue Bonds, 1991 Series A:
         500  6.600%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/03) - AMBAC Insured
       1,550  6.625%, 11/01/18 (Pre-refunded to 11/01/03) - AMBAC Insured

       1,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement
              Revenue Bonds, 1994 Series A, 5.250%, 8/15/23 (Pre-refunded to 2/15/04) - MBIA Insured

             Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,
             Series 2002A:
       2,225  5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured
       1,000  5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured

       5,000 New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue
              Bonds, Series C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

         800 Puerto Rico Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.7%

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
       6,520  0.000%, 12/01/19 - FSA Insured
       4,035  5.125%, 12/01/22 - FSA Insured
       1,000  5.750%, 12/01/24 - FSA Insured
       3,380  5.250%, 12/01/26 - AMBAC Insured
       2,000  5.250%, 12/01/26 - MBIA Insured

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
       2,000  0.000%, 6/01/24 - FSA Insured
       2,000  0.000%, 6/01/25 - FSA Insured

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
       1,500  5.000%, 9/01/27 - FSA Insured
       1,500  5.250%, 9/01/28 - FSA Insured

       1,000 New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds,
              Long Island Lighting Company Project, 1995 Series A, 5.300%, 8/01/25 (Alternative Minimum
              Tax) - MBIA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,      7/07 at 102.00       AAA
 5.125%, 7/01/24 - AMBAC Insured

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997E,      7/13 at 100.00       AAA
 5.000%, 7/01/21 (Pre-refunded to 7/01/13) - AMBAC Insured

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
 4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured                                           10/15 at 100.00       AAA
 4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured                                           10/15 at 100.00       AAA

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
 5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured                                            10/14 at 100.00       AAA
 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured                                            10/14 at 100.00       AAA

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,               4/10 at 100.00       AAA
 6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1990 Series B:
 7.000%, 10/01/15 - FSA Insured                                                                      10/03 at 100.00       AAA
 7.000%, 10/01/16 - MBIA Insured                                                                     10/03 at 100.00       AAA
 7.000%, 10/01/17 - FSA Insured                                                                      10/03 at 100.00       AAA
 7.000%, 10/01/18 - FSA Insured                                                                      10/03 at 100.00       AAA

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2000          5/10 at 101.00       AAA
 Series B, 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured

Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds,  5/06 at 102.00       AAA
 Series 1996, 5.500%, 5/15/26 (Pre-refunded to 5/15/06) - MBIA Insured

New York State Medical Care Facilities Finance Agency, Sisters of Charity Hospital of Buffalo Project
Revenue Bonds, 1991 Series A:
 6.600%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/03) - AMBAC Insured               11/03 at 100.00       AAA
 6.625%, 11/01/18 (Pre-refunded to 11/01/03) - AMBAC Insured                                         11/03 at 100.00       AAA

New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement   2/04 at 102.00       AAA
 Revenue Bonds, 1994 Series A, 5.250%, 8/15/23 (Pre-refunded to 2/15/04) - MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,
Series 2002A:
 5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured                                             5/12 at 101.00       AAA
 5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured                                             5/12 at 101.00       AAA

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue         1/09 at 101.00       AAA
 Bonds, Series C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

Puerto Rico Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded    7/10 at 100.00       AAA
 to 7/01/10) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 5.7%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
 0.000%, 12/01/19 - FSA Insured                                                                         No Opt. Call       AAA
 5.125%, 12/01/22 - FSA Insured                                                                       6/08 at 101.00       AAA
 5.750%, 12/01/24 - FSA Insured                                                                       6/08 at 101.00       AAA
 5.250%, 12/01/26 - AMBAC Insured                                                                     6/08 at 101.00       AAA
 5.250%, 12/01/26 - MBIA Insured                                                                      6/08 at 101.00       AAA

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
 0.000%, 6/01/24 - FSA Insured                                                                          No Opt. Call       AAA
 0.000%, 6/01/25 - FSA Insured                                                                          No Opt. Call       AAA

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
 5.000%, 9/01/27 - FSA Insured                                                                        9/11 at 100.00       AAA
 5.250%, 9/01/28 - FSA Insured                                                                        9/11 at 100.00       AAA

New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds,           3/09 at 102.00       AAA
 Long Island Lighting Company Project, 1995 Series A, 5.300%, 8/01/25 (Alternative Minimum
 Tax) - MBIA Insured

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,     $3,082,894
 5.125%, 7/01/24 - AMBAC Insured

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997E,      3,810,415
 5.000%, 7/01/21 (Pre-refunded to 7/01/13) - AMBAC Insured

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
 4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured                                            2,960,834
 4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured                                            2,642,600

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
 5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured                                             1,086,490
 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured                                               543,245

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,               2,312,880
 6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1990 Series B:
 7.000%, 10/01/15 - FSA Insured                                                                       1,308,047
 7.000%, 10/01/16 - MBIA Insured                                                                      2,009,460
 7.000%, 10/01/17 - FSA Insured                                                                       1,029,848
 7.000%, 10/01/18 - FSA Insured                                                                         311,466

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2000          3,500,070
 Series B, 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured

Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds,  5,586,200
 Series 1996, 5.500%, 5/15/26 (Pre-refunded to 5/15/06) - MBIA Insured

New York State Medical Care Facilities Finance Agency, Sisters of Charity Hospital of Buffalo Project
Revenue Bonds, 1991 Series A:
 6.600%, 11/01/10 (Alternative Minimum Tax) (Pre-refunded to 11/01/03) - AMBAC Insured                  522,600
 6.625%, 11/01/18 (Pre-refunded to 11/01/03) - AMBAC Insured                                          1,615,100

New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement   1,039,500
 Revenue Bonds, 1994 Series A, 5.250%, 8/15/23 (Pre-refunded to 2/15/04) - MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,
Series 2002A:
 5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured                                             2,468,459
 5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured                                             1,100,200

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue         5,800,150
 Bonds, Series C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

Puerto Rico Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded      913,552
 to 7/01/10) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
Utilities - 5.7%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
 0.000%, 12/01/19 - FSA Insured                                                                       2,970,577
 5.125%, 12/01/22 - FSA Insured                                                                       4,080,596
 5.750%, 12/01/24 - FSA Insured                                                                       1,072,180
 5.250%, 12/01/26 - AMBAC Insured                                                                     3,418,971
 5.250%, 12/01/26 - MBIA Insured                                                                      2,023,060

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
 0.000%, 6/01/24 - FSA Insured                                                                          685,640
 0.000%, 6/01/25 - FSA Insured                                                                          644,300

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
 5.000%, 9/01/27 - FSA Insured                                                                        1,488,600
 5.250%, 9/01/28 - FSA Insured                                                                        1,517,085

New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds,           1,008,800
 Long Island Lighting Company Project, 1995 Series A, 5.300%, 8/01/25 (Alternative Minimum
 Tax) - MBIA Insured

----
40

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  2,000 New York State Energy Research and Development Authority,    7/05 at 102.00       AAA $  2,146,740
              Pollution Control Revenue Bonds, New York State Electric
              and Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
              (Alternative Minimum Tax) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.1%

       2,955 Buffalo Municipal Water Finance Authority, New York, Water   7/08 at 101.00       AAA    2,927,814
              System Revenue Bonds, Series 1998A, 5.000%, 7/01/28 - FGIC
              Insured

       8,120 New York City Municipal Water Finance Authority, New York,   6/06 at 101.00       AAA    8,888,396
              Water and Sewer System Revenue Bonds, Fiscal 1996 Series
              B, 5.750%, 6/15/26 - MBIA Insured

       3,000 New York City Municipal Water Finance Authority, New York,   6/11 at 100.00       AAA    3,039,000
              Water and Sewer System Revenue Bonds, Fiscal 2002 Series
              A, 5.250%, 6/15/33 - FGIC Insured

         405 New York City Municipal Water Finance Authority, New York,   6/10 at 101.00       AAA      461,728
              Water and Sewer System Revenue Bonds, Fiscal 2000 Series
              B, 6.000%, 6/15/33 - MBIA Insured

          65 New York State Environmental Facilities Corporation, State   9/03 at 100.00       AAA       65,292
              Water Pollution Control Revolving Fund Revenue Bonds,
              Pooled Loan Issue, Series 1990C, 7.200%, 3/15/11 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------
    $356,826 Total Long-Term Investments (cost $348,403,554) - 98.9%                                367,398,775
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                                     4,271,255

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $371,670,030

             -------------------------------------------------------------------------------------------------

              All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
         (IF) Inverse floating rate security.


                                See accompanying notes to financial statements.

----
41

Statement of Assets and Liabilities (Unaudited)
August 31, 2003


                                                                              Connecticut    New Jersey      New York
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $281,464,752, $161,366,707, $312,139,522
 and $348,403,554, respectively)                                            $ 290,451,693 $165,056,677  $325,460,074
Cash                                                                                   --           --     1,638,918
Receivables:
  Interest                                                                      4,314,257    2,180,890     4,862,356
  Investments sold                                                              2,075,289      176,500       247,930
  Shares sold                                                                   1,104,435      252,191       401,741
Other assets                                                                        4,075        1,584         7,047
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                              297,949,749  167,667,842   332,618,066
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                    702,214      188,702            --
Payable for shares redeemed                                                       125,430      172,076       466,481
Accrued expenses:
  Management fees                                                                 135,554       76,969       150,820
  12b-1 distribution and service fees                                              87,404       48,891        71,751
  Other                                                                            70,121       59,550        60,972
Dividends payable                                                               1,130,935      581,299     1,331,650
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                           2,251,658    1,127,487     2,081,674
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                   $295,698,091 $166,540,355  $330,536,392
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                   $221,954,625 $ 72,132,675  $112,559,646
Shares outstanding                                                             21,032,132    6,888,269    10,638,371
Net asset value per share                                                   $       10.55 $      10.47  $      10.58
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                           $       11.01 $      10.93  $      11.04
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                  $  30,970,656 $ 26,428,656  $ 40,442,915
Shares outstanding                                                              2,938,796    2,525,354     3,818,847
Net asset value and offering price per share                                $       10.54 $      10.47  $      10.59
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                  $  38,903,744 $ 24,090,908  $ 31,971,678
Shares outstanding                                                              3,690,509    2,307,641     3,014,931
Net asset value and offering price per share                                $       10.54 $      10.44  $      10.60
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                  $   3,869,066 $ 43,888,116  $145,562,153
Shares outstanding                                                                365,222    4,187,117    13,722,063
Net asset value and offering price per share                                $       10.59 $      10.48  $      10.61
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                              $285,475,902 $164,416,824  $320,026,806
Undistributed (Over-distribution of) net investment income                         71,607      (59,709)     (223,416)
Accumulated net realized gain (loss) from investments                           1,163,641   (1,506,730)   (2,587,550)
Net unrealized appreciation of investments                                      8,986,941    3,689,970    13,320,552
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                   $295,698,091 $166,540,355  $330,536,392
----------------------------------------------------------------------------------------------------------------------

                                                                                New York
                                                                                 Insured
----------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $281,464,752, $161,366,707, $312,139,522
 and $348,403,554, respectively)                                            $367,398,775
Cash                                                                             498,145
Receivables:
  Interest                                                                     4,415,408
  Investments sold                                                               780,971
  Shares sold                                                                    454,176
Other assets                                                                      20,022
----------------------------------------------------------------------------------------
    Total assets                                                             373,567,497
----------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                        --
Payable for shares redeemed                                                      154,631
Accrued expenses:
  Management fees                                                                168,652
  12b-1 distribution and service fees                                             46,083
  Other                                                                          136,053
Dividends payable                                                              1,392,048
----------------------------------------------------------------------------------------
    Total liabilities                                                          1,897,467
----------------------------------------------------------------------------------------
Net assets                                                                  $371,670,030
----------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                  $ 74,071,532
Shares outstanding                                                             6,980,489
Net asset value per share                                                   $      10.61
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                           $      11.08
----------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                  $ 28,117,965
Shares outstanding                                                             2,646,552
Net asset value and offering price per share                                $      10.62
----------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                  $ 17,723,498
Shares outstanding                                                             1,670,555
Net asset value and offering price per share                                $      10.61
----------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                  $251,757,035
Shares outstanding                                                            23,682,058
Net asset value and offering price per share                                $      10.63
----------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------
Capital paid-in                                                             $347,760,733
Undistributed (Over-distribution of) net investment income                        25,800
Accumulated net realized gain (loss) from investments                          4,888,276
Net unrealized appreciation of investments                                    18,995,221
----------------------------------------------------------------------------------------
Net assets                                                                  $371,670,030
----------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
42

Statement of Operations (Unaudited)
Six Months Ended August 31, 2003


                                                                                                                   New York
                                                                      Connecticut    New Jersey      New York       Insured
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $  8,433,248   $ 4,373,679  $  9,489,457  $  9,860,141
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                          840,020       467,871       906,115     1,032,736
12b-1 service fees - Class A                                             233,963        74,937       115,294        75,291
12b-1 distribution and service fees - Class B                            154,659       130,006       198,295       136,286
12b-1 distribution and service fees - Class C                            151,932        88,470       115,579        63,262
Shareholders' servicing agent fees and expenses                           66,834        65,022       102,822       128,410
Custodian's fees and expenses                                             44,450        28,582        49,611        53,794
Trustees' fees and expenses                                                2,370         1,310         2,874         2,378
Professional fees                                                          9,805         6,909        21,181        11,365
Shareholders' reports - printing and mailing expenses                     18,232        13,138        25,691        24,664
Federal and state registration fees                                        2,773         1,765         2,521         2,672
Portfolio insurance expense                                                   --            --            --           618
Other expenses                                                             6,035         4,164         6,650         7,107
---------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             1,531,073       882,174     1,546,633     1,538,583
  Custodian fee credit                                                    (6,650)      (12,392)       (8,113)       (4,115)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,524,423       869,782     1,538,520     1,534,468
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  6,908,825     3,503,897     7,950,937     8,325,673
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments                                       731,044       272,513     1,141,276     2,200,626
Net change in unrealized appreciation (depreciation) of investments  (10,101,474)   (5,396,812)  (10,797,050)  (12,931,073)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (9,370,430)   (5,124,299)   (9,655,774)  (10,730,447)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               $ (2,461,605)  $(1,620,402) $ (1,704,837) $ (2,404,774)
---------------------------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
43

Statement of Changes in Net Assets (Unaudited)

                                                                                Connecticut
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                               8/31/03        2/28/03
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  6,908,825  $ 13,684,980
Net realized gain (loss) from investments                                      731,044     1,913,479
Net change in unrealized appreciation (depreciation) of investments        (10,101,474)    5,451,651
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       (2,461,605)   21,050,110
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (5,377,408)  (11,259,124)
  Class B                                                                     (622,987)   (1,181,284)
  Class C                                                                     (811,347)   (1,378,917)
  Class R                                                                      (94,515)     (195,235)
From accumulated net realized gains from investments:
  Class A                                                                           --      (853,097)
  Class B                                                                           --      (113,978)
  Class C                                                                           --      (123,072)
  Class R                                                                           --       (14,929)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (6,906,257)  (15,119,636)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            16,583,654    55,744,457
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            3,022,827     6,728,802
------------------------------------------------------------------------------------------------------
                                                                            19,606,481    62,473,259
Cost of shares redeemed                                                    (22,850,327)  (30,886,208)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (3,243,846)   31,587,051
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      (12,611,708)   37,517,525
Net assets at the beginning of period                                      308,309,799   270,792,274
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $295,698,091  $308,309,799
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $     71,607  $     69,039
------------------------------------------------------------------------------------------------------

                                                                                New Jersey
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                               8/31/03        2/28/03
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  3,503,897  $  6,317,566
Net realized gain (loss) from investments                                      272,513       (31,860)
Net change in unrealized appreciation (depreciation) of investments         (5,396,812)    3,048,625
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       (1,620,402)    9,334,331
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (1,588,769)   (2,858,325)
  Class B                                                                     (474,429)     (913,210)
  Class C                                                                     (431,991)     (667,685)
  Class R                                                                     (991,009)   (2,007,749)
From accumulated net realized gains from investments:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (3,486,198)   (6,446,969)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            17,493,632    38,363,391
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,035,080     3,812,535
-----------------------------------------------------------------------------------------------------
                                                                            19,528,712    42,175,926
Cost of shares redeemed                                                    (15,109,868)  (19,963,018)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           4,418,844    22,212,908
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                         (687,756)   25,100,270
Net assets at the beginning of period                                      167,228,111   142,127,841
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $166,540,355  $167,228,111
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    (59,709) $    (77,408)
-----------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
44

                                                                               New York
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                             8/31/03        2/28/03
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $  7,950,937  $ 15,505,106
Net realized gain (loss) from investments                                  1,141,276    (1,689,660)
Net change in unrealized appreciation (depreciation) of investments      (10,797,050)    8,437,978
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     (1,704,837)   22,253,424
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (2,763,541)   (5,718,196)
  Class B                                                                   (852,309)   (1,610,776)
  Class C                                                                   (659,479)   (1,138,000)
  Class R                                                                 (3,723,156)   (7,667,833)
From accumulated net realized gains from investments:
  Class A                                                                         --      (401,917)
  Class B                                                                         --      (135,649)
  Class C                                                                         --       (91,237)
  Class R                                                                         --      (508,041)
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (7,998,485)  (17,271,649)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                          31,701,550    50,156,346
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                          4,589,067    10,250,119
----------------------------------------------------------------------------------------------------
                                                                          36,290,617    60,406,465
Cost of shares redeemed                                                  (24,644,780)  (45,842,477)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        11,645,837    14,563,988
----------------------------------------------------------------------------------------------------
Net (decrease) increase in net assets                                      1,942,515    19,545,763
Net assets at the beginning of period                                    328,593,877   309,048,114
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $330,536,392  $328,593,877
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $   (223,416) $   (175,868)
----------------------------------------------------------------------------------------------------

                                                                           New York Insured
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                             8/31/03        2/28/03
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $  8,325,673  $ 16,333,993
Net realized gain (loss) from investments                                  2,200,626     4,732,249
Net change in unrealized appreciation (depreciation) of investments      (12,931,073)    8,867,380
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     (2,404,774)   29,933,622
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (1,623,348)   (3,040,942)
  Class B                                                                   (508,755)     (915,032)
  Class C                                                                   (317,371)     (485,115)
  Class R                                                                 (5,908,166)  (12,035,109)
From accumulated net realized gains from investments:
  Class A                                                                         --      (416,024)
  Class B                                                                         --      (155,481)
  Class C                                                                         --       (81,635)
  Class R                                                                         --    (1,544,981)
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (8,357,640)  (18,674,319)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                          19,075,594    34,875,349
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                          5,457,604    12,582,356
---------------------------------------------------------------------------------------------------
                                                                          24,533,198    47,457,705
Cost of shares redeemed                                                  (21,840,395)  (35,932,729)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions         2,692,803    11,524,976
---------------------------------------------------------------------------------------------------
Net (decrease) increase in net assets                                     (8,069,611)   22,784,279
Net assets at the beginning of period                                    379,739,641   356,955,362
---------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $371,670,030  $379,739,641
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $     25,800  $     57,767
---------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
45

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Connecticut Municipal Bond Fund ("Connecticut"), Nuveen New Jersey Municipal Bond Fund ("New Jersey"), Nuveen New York Municipal Bond Fund ("New York") and the Nuveen New York Insured Municipal Bond Fund ("New York Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds.



----
46

Insurance
New York Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2003, Connecticut, New Jersey, New York and New York Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.



----
47

2. Fund Shares

Transactions in Fund shares were as follows:

                                            Connecticut                                         New Jersey
                        --------------------------------------------------  --------------------------------------------------
                            Six Months Ended             Year Ended             Six Months Ended             Year Ended
                                 8/31/03                   2/28/03                   8/31/03                   2/28/03
                        ------------------------  ------------------------  ------------------------  ------------------------
                             Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                  775,582  $  8,388,774   2,952,046  $ 31,576,915     830,099  $  8,933,254   1,849,867  $ 19,681,528
  Class B                  220,797     2,408,559     907,804     9,666,272     192,213     2,072,264     636,836     6,748,591
  Class C                  497,564     5,427,447   1,272,075    13,615,371     498,398     5,377,825     848,949     9,003,631
  Class R                   32,783       358,874      82,366       885,899     104,380     1,110,289     275,047     2,929,641
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
  Class A                  207,667     2,261,054     488,068     5,217,472      84,754       912,246     158,371     1,681,767
  Class B                   24,267       263,823      52,430       559,577      17,189       184,822      32,365       343,496
  Class C                   39,305       427,429      74,396       794,535      19,854       212,926      32,373       342,763
  Class R                    6,453        70,521      14,663       157,218      67,317       725,086     135,990     1,444,509
-------------------------------------------------------------------------------------------------------------------------------
                         1,804,418    19,606,481   5,843,848    62,473,259   1,814,204    19,528,712   3,969,798    42,175,926
-------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A               (1,465,864)  (15,848,062) (2,267,039)  (24,217,100)   (891,391)   (9,590,385)   (884,012)   (9,393,409)
  Class B                 (249,804)   (2,698,408)   (205,136)   (2,185,919)   (181,302)   (1,941,612)   (386,083)   (4,083,836)
  Class C                 (371,201)   (3,988,162)   (345,057)   (3,676,038)   (180,809)   (1,912,227)   (271,890)   (2,887,121)
  Class R                  (29,053)     (315,695)    (75,396)     (807,151)   (156,234)   (1,665,644)   (339,391)   (3,598,652)
-------------------------------------------------------------------------------------------------------------------------------
                        (2,115,922)  (22,850,327) (2,892,628)  (30,886,208) (1,409,736)  (15,109,868) (1,881,376)  (19,963,018)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)   (311,504) $ (3,243,846)  2,951,220  $ 31,587,051     404,468  $  4,418,844   2,088,422  $ 22,212,908
-------------------------------------------------------------------------------------------------------------------------------

                                          New York                                        New York Insured
                     --------------------------------------------------  --------------------------------------------------
                         Six Months Ended             Year Ended             Six Months Ended             Year Ended
                              8/31/03                   2/28/03                   8/31/03                   2/28/03
                     ------------------------  ------------------------  ------------------------  ------------------------
                          Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A             1,277,271  $ 13,836,153   2,639,623  $ 28,306,594     825,604  $  9,008,357   1,588,387  $ 16,906,525
  Class B               370,926     4,035,348   1,016,439    10,925,054     271,336     2,984,324     667,505     7,175,849
  Class C               669,918     7,300,686     696,437     7,518,894     468,814     5,138,746     478,649     5,093,305
  Class R               588,374     6,529,363     317,357     3,405,804     178,121     1,944,167     532,426     5,699,670
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
  Class A               124,266     1,349,844     289,679     3,106,566      83,346       910,064     193,842     2,065,294
  Class B                32,010       348,068      68,924       739,876      20,643       225,561      48,200       514,091
  Class C                24,004       261,382      51,289       551,136      14,253       155,490      26,893       286,842
  Class R               241,424     2,629,773     544,327     5,852,541     380,901     4,166,489     910,490     9,716,129
----------------------------------------------------------------------------------------------------------------------------
                      3,328,193    36,290,617   5,624,075    60,406,465   2,243,018    24,533,198   4,446,392    47,457,705
----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A            (1,163,124)  (12,531,696) (2,389,957)  (25,672,049)   (700,209)   (7,633,879)   (962,728)  (10,258,244)
  Class B              (342,246)   (3,725,887)   (519,698)   (5,590,493)   (187,391)   (2,031,637)   (382,396)   (4,052,225)
  Class C              (216,413)   (2,372,142)   (490,159)   (5,265,519)   (135,813)   (1,480,839)   (119,627)   (1,267,526)
  Class R              (553,932)   (6,015,055)   (866,009)   (9,314,416)   (978,737)  (10,694,040) (1,912,727)  (20,354,734)
----------------------------------------------------------------------------------------------------------------------------
                     (2,275,715)  (24,644,780) (4,265,823)  (45,842,477) (2,002,150)  (21,840,395) (3,377,478)  (35,932,729)
----------------------------------------------------------------------------------------------------------------------------
Net increase          1,052,478  $ 11,645,837   1,358,252  $ 14,563,988     240,868  $  2,692,803   1,068,914  $ 11,524,976
----------------------------------------------------------------------------------------------------------------------------


----
48

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended August 31, 2003, were as follows:

                                                                  New York
                           Connecticut  New Jersey    New York     Insured
      --------------------------------------------------------------------
      Purchases            $13,135,275 $27,976,404 $26,741,765 $26,419,113
      Sales and maturities  16,587,165  18,151,884  17,075,741  32,906,487
      --------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2003, the cost of investments were as follows:

                                                                   New York
                         Connecticut   New Jersey     New York      Insured
    -----------------------------------------------------------------------
    Cost of investments $281,304,647 $161,318,298 $311,791,087 $348,289,605
    -----------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2003, were as follows:

                                                                                      New York
                                            Connecticut   New Jersey     New York      Insured
----------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $12,506,046  $ 6,300,565  $17,184,069  $20,609,517
  Depreciation                              (3,359,000)  (2,562,186)  (3,515,082)  (1,500,347)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $ 9,147,046  $ 3,738,379  $13,668,987  $19,109,170
----------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at February 28, 2003, the Fund's last fiscal year end, were as follows:

                                                                            New York
                                          Connecticut New Jersey New York    Insured
------------------------------------------------------------------------------------
Undistributed net tax-exempt income        $1,055,751   $456,283 $734,290 $1,199,031
Undistributed net ordinary income*              9,159         --   83,227    519,891
Undistributed net long-term capital gains     432,596         --       --  2,209,016
------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended February 28, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                                     New York
2003                                           Connecticut New Jersey    New York     Insured
---------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $13,879,850 $6,384,916 $16,005,842 $16,430,800
Distributions from net ordinary income*             64,311         --      68,648      99,678
Distributions from net long-term capital gains   1,105,077         --   1,136,843   2,131,798
---------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.



----
49

At February 28, 2003, the Funds' last fiscal year end, New Jersey had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                          ---------------------------
                          Expiration year:
                            2004           $  116,050
                            2005                   --
                            2006              238,550
                            2007                   --
                            2008              132,876
                            2009            1,212,021
                          ---------------------------
                          Total            $1,699,497
                          ---------------------------

At February 28, 2003, the Funds' last fiscal year end, the following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through February 28, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                              New Jersey   New York
                            -----------------------
                                 $79,746 $3,730,598
                            -----------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of New York and New York Insured in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of New York and ..975% of the average daily net assets of New York Insured. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended August 31, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                 New York
                                 Connecticut New Jersey New York  Insured
      -------------------------------------------------------------------
      Sales charges collected       $178,634    $93,589 $132,998 $122,455
      Paid to authorized dealers     157,187     93,589  115,313  110,740
      -------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                              New York
                              Connecticut New Jersey New York  Insured
          ------------------------------------------------------------
          Commission advances    $161,753   $174,225 $223,345 $179,607
          ------------------------------------------------------------


----
50

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                                              New York
                              Connecticut New Jersey New York  Insured
          ------------------------------------------------------------
          12b-1 fees retained    $182,348   $150,781 $203,191 $137,099
          ------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2003, as follows:

                                                           New York
                           Connecticut New Jersey New York  Insured
             ------------------------------------------------------
             CDSC retained     $87,121    $70,572  $89,727  $30,750
             ------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2003, to shareholders of record on September 9, 2003, as follows:

                                                              New York
                              Connecticut New Jersey New York  Insured
          ------------------------------------------------------------
          Dividend per share:
            Class A                $.0415     $.0380   $.0430   $.0395
            Class B                 .0345      .0310    .0365    .0325
            Class C                 .0365      .0330    .0385    .0345
            Class R                 .0430      .0395    .0450    .0410
          ------------------------------------------------------------



----
51

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                                          Investment Operations        Less Distributions
                                                       ---------------------------  -----------------------


CONNECTICUT


                                                                        Net
                                                                  Realized/
                                                                 Unrealized
                                             Beginning       Net    Invest-             Net                  Ending
                                                   Net   Invest-       ment         Invest-                     Net
                                                 Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended February 28/29,                       Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------------
Class A (7/87)
 2004(e)                                        $10.88      $.25      $(.33) $(.08)   $(.25)   $  --  $(.25) $10.55      (.76)%
 2003                                            10.67       .52        .26    .78     (.53)    (.04)  (.57)  10.88      7.51
 2002                                            10.51       .53        .16    .69     (.53)      --   (.53)  10.67      6.66
 2001                                             9.96       .53        .55   1.08     (.53)      --   (.53)  10.51     11.14
 2000                                            10.90       .53       (.94)  (.41)    (.53)      --   (.53)   9.96     (3.84)
 1999                                            10.85       .53        .06    .59     (.54)      --   (.54)  10.90      5.51
Class B (2/97)
 2004(e)                                         10.87       .21       (.33)  (.12)    (.21)      --   (.21)  10.54     (1.15)
 2003                                            10.65       .43        .27    .70     (.44)    (.04)  (.48)  10.87      6.78
 2002                                            10.49       .45        .15    .60     (.44)      --   (.44)  10.65      5.84
 2001                                             9.94       .45        .55   1.00     (.45)      --   (.45)  10.49     10.31
 2000                                            10.88       .45       (.94)  (.49)    (.45)      --   (.45)   9.94     (4.57)
 1999                                            10.83       .46        .05    .51     (.46)      --   (.46)  10.88      4.77
Class C (10/93)
 2004(e)                                         10.87       .22       (.33)  (.11)    (.22)      --   (.22)  10.54     (1.05)
 2003                                            10.66       .46        .26    .72     (.47)    (.04)  (.51)  10.87      6.92
 2002                                            10.50       .47        .16    .63     (.47)      --   (.47)  10.66      6.07
 2001                                             9.95       .47        .55   1.02     (.47)      --   (.47)  10.50     10.50
 2000                                            10.88       .47       (.93)  (.46)    (.47)      --   (.47)   9.95     (4.31)
 1999                                            10.83       .48        .05    .53     (.48)      --   (.48)  10.88      4.94
Class R (2/97)
 2004(e)                                         10.92       .26       (.33)  (.07)    (.26)      --   (.26)  10.59      (.68)
 2003                                            10.70       .54        .27    .81     (.55)    (.04)  (.59)  10.92      7.76
 2002                                            10.54       .56        .14    .70     (.54)      --   (.54)  10.70      6.82
 2001                                             9.99       .55        .55   1.10     (.55)      --   (.55)  10.54     11.30
 2000                                            10.93       .55       (.94)  (.39)    (.55)      --   (.55)   9.99     (3.63)
 1999                                            10.87       .56        .06    .62     (.56)      --   (.56)  10.93      5.83
--------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                          Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------------
                                                         Before Credit/           After            After Credit/
                                                         Reimbursement       Reimbursement(c)     Reimbursement(d)
CONNECTICUT                                           ------------------   ------------------   ------------------
                                                                   Ratio                Ratio                Ratio
                                                                  of Net               of Net               of Net
                                                                 Invest-              Invest-              Invest-
                                                      Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                      Expenses    Income   Expenses    Income   Expenses    Income
                                               Ending       to        to         to        to         to        to
                                                  Net  Average   Average    Average   Average    Average   Average   Portfolio
                                               Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                      (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------------
Class A (7/87)
 2004(e)                                     $221,955      .83%*    4.57%*      .83%*    4.57%*      .83%*    4.58%*         4%
 2003                                         234,133      .85      4.82        .85      4.82        .84      4.82          19
 2002                                         217,024      .85      5.01        .85      5.01        .84      5.02          20
 2001                                         204,442      .87      5.20        .87      5.20        .86      5.21           7
 2000                                         196,416      .88      5.09        .88      5.09        .87      5.10          22
 1999                                         220,721      .90      4.88        .86      4.92        .86      4.92           7
Class B (2/97)
 2004(e)                                       30,971     1.58*     3.83*      1.58*     3.83*      1.58*     3.83*          4
 2003                                          31,987     1.60      4.06       1.60      4.06       1.59      4.07          19
 2002                                          23,310     1.60      4.26       1.60      4.26       1.59      4.27          20
 2001                                          19,794     1.62      4.45       1.62      4.45       1.61      4.46           7
 2000                                          15,931     1.63      4.37       1.63      4.37       1.63      4.38          22
 1999                                          11,223     1.64      4.14       1.62      4.16       1.61      4.17           7
Class C (10/93)
 2004(e)                                       38,904     1.38*     4.02*      1.38*     4.02*      1.38*     4.03*          4
 2003                                          38,312     1.40      4.26       1.40      4.26       1.39      4.27          19
 2002                                          26,890     1.40      4.47       1.40      4.47       1.39      4.48          20
 2001                                          18,460     1.42      4.65       1.42      4.65       1.41      4.66           7
 2000                                          16,181     1.43      4.54       1.43      4.54       1.42      4.55          22
 1999                                          16,198     1.45      4.33       1.41      4.37       1.41      4.37           7
Class R (2/97)
 2004(e)                                        3,869      .64*     4.77*       .64*     4.77*       .63*     4.78*          4
 2003                                           3,878      .65      5.01        .65      5.01        .64      5.02          19
 2002                                           3,568      .65      5.23        .65      5.23        .64      5.24          20
 2001                                           1,992      .67      5.40        .67      5.40        .66      5.41           7
 2000                                           1,337      .68      5.31        .68      5.31        .67      5.32          22
 1999                                             979      .69      5.09        .66      5.12        .66      5.13           7
-------------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.



                                See accompanying notes to financial statements.

----
52

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                        Investment Operations       Less Distributions
                                                     ---------------------------  ----------------------


NEW JERSEY


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                           Beginning       Net    Invest-             Net                 Ending
                                                 Net   Invest-       ment         Invest-                    Net
                                               Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended February 28/29,                     Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-----------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                      $10.79      $.23      $(.32) $(.09)   $(.23)     $-- $(.23) $10.47      (.88)%
 2003                                          10.60       .46        .20    .66     (.47)      --  (.47)  10.79      6.36
 2002                                          10.45       .47        .15    .62     (.47)      --  (.47)  10.60      6.04
 2001                                           9.73       .48        .72   1.20     (.48)      --  (.48)  10.45     12.59
 2000                                          10.60       .49       (.87)  (.38)    (.49)      --  (.49)   9.73     (3.67)
 1999                                          10.61       .53       (.01)   .52     (.53)      --  (.53)  10.60      5.00
Class B (2/97)
 2004(e)                                       10.78       .19       (.31)  (.12)    (.19)      --  (.19)  10.47     (1.17)
 2003                                          10.59       .38        .20    .58     (.39)      --  (.39)  10.78      5.58
 2002                                          10.44       .39        .15    .54     (.39)      --  (.39)  10.59      5.26
 2001                                           9.72       .40        .72   1.12     (.40)      --  (.40)  10.44     11.74
 2000                                          10.60       .41       (.88)  (.47)    (.41)      --  (.41)   9.72     (4.51)
 1999                                          10.61       .45       (.01)   .44     (.45)      --  (.45)  10.60      4.23
Class C (9/94)
 2004(e)                                       10.76       .20       (.32)  (.12)    (.20)      --  (.20)  10.44     (1.16)
 2003                                          10.56       .40        .21    .61     (.41)      --  (.41)  10.76      5.88
 2002                                          10.41       .41        .15    .56     (.41)      --  (.41)  10.56      5.46
 2001                                           9.70       .42        .71   1.13     (.42)      --  (.42)  10.41     11.92
 2000                                          10.58       .43       (.88)  (.45)    (.43)      --  (.43)   9.70     (4.29)
 1999                                          10.59       .47       (.01)   .46     (.47)      --  (.47)  10.58      4.48
Class R (2/92)
 2004(e)                                       10.80       .24       (.32)  (.08)    (.24)      --  (.24)  10.48      (.80)
 2003                                          10.60       .48        .21    .69     (.49)      --  (.49)  10.80      6.63
 2002                                          10.45       .49        .15    .64     (.49)      --  (.49)  10.60      6.22
 2001                                           9.73       .50        .72   1.22     (.50)      --  (.50)  10.45     12.79
 2000                                          10.60       .51       (.87)  (.36)    (.51)      --  (.51)   9.73     (3.47)
 1999                                          10.62       .55       (.02)   .53     (.55)      --  (.55)  10.60      5.13
-----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                       Ratios/Supplemental Data
                                           --------------------------------------------------------------------------------
                                                      Before Credit/           After            After Credit/
                                                      Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW JERSEY                                         ------------------   ------------------   ------------------
                                                                Ratio                Ratio                Ratio
                                                               of Net               of Net               of Net
                                                              Invest-              Invest-              Invest-
                                                   Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                   Expenses    Income   Expenses    Income   Expenses    Income
                                            Ending       to        to         to        to         to        to
                                               Net  Average   Average    Average   Average    Average   Average   Portfolio
                                            Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                   (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                   $72,133      .89%*    4.21%*      .89%*    4.21%*      .87%*    4.22%*        11%
 2003                                       74,067      .91      4.29        .91      4.29        .90      4.30           6
 2002                                       60,835      .90      4.45        .90      4.45        .89      4.46           7
 2001                                       52,277     1.00      4.73       1.00      4.73        .98      4.74          12
 2000                                       46,235      .99      4.74        .93      4.80        .91      4.82          26
 1999                                       53,442     1.02      4.62        .66      4.98        .66      4.98          10
Class B (2/97)
 2004(e)                                    26,429     1.63*     3.46*      1.63*     3.46*      1.62*     3.48*         11
 2003                                       26,926     1.66      3.54       1.66      3.54       1.65      3.55           6
 2002                                       23,451     1.65      3.70       1.65      3.70       1.64      3.71           7
 2001                                       15,979     1.75      3.98       1.75      3.98       1.73      3.99          12
 2000                                       13,681     1.74      4.01       1.69      4.06       1.67      4.08          26
 1999                                       11,368     1.76      3.88       1.39      4.25       1.39      4.25          10
Class C (9/94)
 2004(e)                                    24,091     1.43*     3.66*      1.43*     3.66*      1.42*     3.68*         11
 2003                                       21,192     1.46      3.74       1.46      3.74       1.45      3.75           6
 2002                                       14,376     1.45      3.89       1.45      3.89       1.44      3.90           7
 2001                                       12,757     1.55      4.17       1.55      4.17       1.53      4.19          12
 2000                                       10,007     1.54      4.20       1.48      4.26       1.47      4.27          26
 1999                                       10,290     1.57      4.07       1.21      4.43       1.21      4.43          10
Class R (2/92)
 2004(e)                                    43,888      .69*     4.41*       .69*     4.41*       .67*     4.42*         11
 2003                                       45,043      .71      4.49        .71      4.49        .70      4.50           6
 2002                                       43,465      .70      4.64        .70      4.64        .69      4.65           7
 2001                                       41,916      .80      4.93        .80      4.93        .78      4.94          12
 2000                                       40,058      .79      4.94        .73      5.00        .71      5.02          26
 1999                                       46,033      .82      4.82        .47      5.17        .47      5.17          10
----------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.



                                See accompanying notes to financial statements.

----
53

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations        Less Distributions
                                                   ---------------------------  -----------------------


NEW YORK


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                  Ending
                                               Net   Invest-       ment         Invest-                     Net
                                             Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended February 28/29,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                    $10.88      $.26      $(.30) $(.04)   $(.26)   $  --  $(.26) $10.58      (.47)%
 2003                                        10.72       .52        .22    .74     (.54)    (.04)  (.58)  10.88      7.11
 2002                                        10.66       .58        .04    .62     (.56)      --   (.56)  10.72      5.94
 2001                                        10.17       .57        .52   1.09     (.60)      --   (.60)  10.66     10.97
 2000                                        11.03       .58       (.85)  (.27)    (.57)    (.02)  (.59)  10.17     (2.44)
 1999                                        10.97       .55        .06    .61     (.55)      --   (.55)  11.03      5.69
Class B (2/97)
 2004(e)                                     10.90       .22       (.31)  (.09)    (.22)      --   (.22)  10.59      (.92)
 2003                                        10.73       .44        .23    .67     (.46)    (.04)  (.50)  10.90      6.43
 2002                                        10.68       .50        .03    .53     (.48)      --   (.48)  10.73      5.07
 2001                                        10.18       .49        .53   1.02     (.52)      --   (.52)  10.68     10.24
 2000                                        11.04       .51       (.86)  (.35)    (.49)    (.02)  (.51)  10.18     (3.18)
 1999                                        10.98       .47        .06    .53     (.47)      --   (.47)  11.04      4.88
Class C (9/94)
 2004(e)                                     10.91       .23       (.30)  (.07)    (.24)      --   (.24)  10.60      (.81)
 2003                                        10.75       .46        .23    .69     (.49)    (.04)  (.53)  10.91      6.56
 2002                                        10.70       .52        .03    .55     (.50)      --   (.50)  10.75      5.29
 2001                                        10.20       .51        .53   1.04     (.54)      --   (.54)  10.70     10.47
 2000                                        11.06       .52       (.85)  (.33)    (.51)    (.02)  (.53)  10.20     (2.97)
 1999                                        11.01       .49        .05    .54     (.49)      --   (.49)  11.06      5.00
Class R (12/86)
 2004(e)                                     10.91       .27       (.30)  (.03)    (.27)      --   (.27)  10.61      (.45)
 2003                                        10.75       .55        .22    .77     (.57)    (.04)  (.61)  10.91      7.33
 2002                                        10.69       .60        .04    .64     (.58)      --   (.58)  10.75      6.16
 2001                                        10.20       .59        .52   1.11     (.62)      --   (.62)  10.69     11.19
 2000                                        11.06       .60       (.84)  (.24)    (.60)    (.02)  (.62)  10.20     (2.21)
 1999                                        11.00       .58        .05    .63     (.57)      --   (.57)  11.06      5.88
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                      Ratios/Supplemental Data
                                         ---------------------------------------------------------------------------------
                                                     Before Credit/           After            After Credit/
                                                     Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW YORK                                          ------------------   ------------------   ------------------
                                                               Ratio                Ratio                Ratio
                                                              of Net               of Net               of Net
                                                             Invest-              Invest-              Invest-
                                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                  Expenses    Income   Expenses    Income   Expenses    Income
                                           Ending       to        to         to        to         to        to
                                              Net  Average   Average    Average   Average    Average   Average   Portfolio
                                           Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                 $112,560      .86%*    4.77%*      .86%*    4.77%*      .86%*    4.77%*         5%
 2003                                     113,197      .88      4.87        .88      4.87        .87      4.87          23
 2002                                     105,700      .89      5.16        .66      5.39        .65      5.39          11
 2001                                     102,144      .91      5.26        .70      5.47        .69      5.48          28
 2000                                      81,857      .89      5.21        .61      5.49        .60      5.50          19
 1999                                      80,549      .94      4.88        .79      5.03        .79      5.03          28
Class B (2/97)
 2004(e)                                   40,443     1.61*     4.02*      1.61*     4.02*      1.61*     4.02*          5
 2003                                      40,951     1.63      4.11       1.63      4.11       1.62      4.12          23
 2002                                      34,262     1.64      4.41       1.41      4.64       1.41      4.65          11
 2001                                      25,992     1.66      4.51       1.45      4.72       1.44      4.73          28
 2000                                      19,803     1.64      4.50       1.33      4.81       1.32      4.82          19
 1999                                      12,121     1.68      4.16       1.57      4.27       1.57      4.27          28
Class C (9/94)
 2004(e)                                   31,972     1.41*     4.22*      1.41*     4.22*      1.41*     4.22*          5
 2003                                      27,687     1.43      4.31       1.43      4.31       1.42      4.32          23
 2002                                      24,505     1.44      4.61       1.21      4.84       1.21      4.85          11
 2001                                      17,757     1.46      4.72       1.26      4.92       1.25      4.92          28
 2000                                      10,374     1.44      4.67       1.16      4.96       1.15      4.96          19
 1999                                       8,858     1.49      4.34       1.35      4.47       1.35      4.47          28
Class R (12/86)
 2004(e)                                  145,562      .66*     4.97*       .66*     4.97*       .66*     4.97*          5
 2003                                     146,759      .68      5.07        .68      5.07        .67      5.07          23
 2002                                     144,581      .69      5.36        .46      5.59        .46      5.59          11
 2001                                     144,950      .71      5.46        .49      5.67        .49      5.68          28
 2000                                     138,303      .69      5.40        .42      5.67        .41      5.68          19
 1999                                     157,209      .74      5.08        .59      5.23        .59      5.23          28
---------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.


                                See accompanying notes to financial statements.


----
54

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                     --------


NEW YORK INSURED


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                  Ending               Ending
                                     Net   Invest-       ment         Invest-                     Net                  Net
                                   Asset      ment       Gain            ment  Capital          Asset     Total     Assets
Year Ended February 28/29,         Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)      (000)
---------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                          $10.92      $.23      $(.30) $ .07    $(.24)   $  --  $(.24) $10.61      (.70)% $ 74,072
 2003                              10.59       .47        .40    .87     (.48)    (.06)  (.54)  10.92      8.46     73,936
 2002                              10.50       .49        .10    .59     (.50)      --   (.50)  10.59      5.75     63,043
 2001                               9.95       .51        .55   1.06     (.51)      --   (.51)  10.50     10.97     56,936
 2000                              10.73       .52       (.79)  (.27)    (.51)      --   (.51)   9.95     (2.50)    54,364
 1999                              10.76       .51        .01    .52     (.52)    (.03)  (.55)  10.73      4.91     52,448
Class B (2/97)
 2004(e)                           10.93       .19       (.30)  (.11)    (.20)      --   (.20)  10.62     (1.08)    28,118
 2003                              10.60       .39        .40    .79     (.40)    (.06)  (.46)  10.93      7.64     27,786
 2002                              10.51       .41        .10    .51     (.42)      --   (.42)  10.60      4.97     23,418
 2001                               9.96       .43        .56    .99     (.44)      --   (.44)  10.51     10.12     16,965
 2000                              10.74       .44       (.79)  (.35)    (.43)      --   (.43)   9.96     (3.26)    15,893
 1999                              10.76       .44         --    .44     (.43)    (.03)  (.46)  10.74      4.19     13,374
Class C (9/94)
 2004(e)                           10.92       .20       (.30)  (.10)    (.21)      --   (.21)  10.61      (.97)    17,723
 2003                              10.59       .41        .40    .81     (.42)    (.06)  (.48)  10.92      7.85     14,446
 2002                              10.49       .43        .11    .54     (.44)      --   (.44)  10.59      5.26      9,926
 2001                               9.94       .45        .55   1.00     (.45)      --   (.45)  10.49     10.33      5,131
 2000                              10.73       .46       (.80)  (.34)    (.45)      --   (.45)   9.94     (3.17)     4,627
 1999                              10.74       .46        .02    .48     (.46)    (.03)  (.49)  10.73      4.53      4,103
Class R (12/86)
 2004(e)                           10.94       .25       (.31)  (.06)    (.25)      --   (.25)  10.63      (.62)   251,757
 2003                              10.60       .49        .41    .90     (.50)    (.06)  (.56)  10.94      8.72    263,572
 2002                              10.50       .51        .11    .62     (.52)      --   (.52)  10.60      6.03    260,568
 2001                               9.95       .53        .55   1.08     (.53)      --   (.53)  10.50     11.16    259,651
 2000                              10.74       .54       (.80)  (.26)    (.53)      --   (.53)   9.95     (2.43)   260,469
 1999                              10.76       .53        .02    .55     (.54)    (.03)  (.57)  10.74      5.18    301,805
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                     Ratios/Supplemental Data
                               ----------------------------------------------------------------------------
                                  Before Credit/             After             After Credit/
                                   Reimbursement       Reimbursement(c)      Reimbursement(d)
NEW YORK INSURED               -------------------   -------------------   -------------------
                                          Ratio of              Ratio of              Ratio of
                                               Net                   Net                   Net
                                           Invest-               Invest-               Invest-
                               Ratio of       ment   Ratio of       ment   Ratio of       ment
                               Expenses     Income   Expenses     Income   Expenses     Income
                                     to         to         to         to         to         to
                                Average    Average    Average    Average    Average    Average   Portfolio
                                    Net        Net        Net        Net        Net        Net    Turnover
Year Ended February 28/29,       Assets     Assets     Assets     Assets     Assets     Assets        Rate
-----------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                            .85%*     4.26%*      .85%*     4.26%*      .85%*     4.26%*         7%
 2003                               .88       4.40        .88       4.40        .87       4.40          21
 2002                               .89       4.67        .89       4.67        .88       4.68          17
 2001                               .91       4.98        .91       4.98        .90       4.99          15
 2000                               .90       5.02        .90       5.02        .90       5.02          16
 1999                               .92       4.78        .92       4.78        .92       4.78          16
Class B (2/97)
 2004(e)                           1.60*      3.51*      1.60*      3.51*      1.60*      3.52*          7
 2003                              1.63       3.65       1.63       3.65       1.62       3.66          21
 2002                              1.64       3.92       1.64       3.92       1.63       3.93          17
 2001                              1.66       4.23       1.66       4.23       1.65       4.24          15
 2000                              1.65       4.28       1.65       4.28       1.65       4.28          16
 1999                              1.67       4.04       1.67       4.04       1.67       4.04          16
Class C (9/94)
 2004(e)                           1.40*      3.71*      1.40*      3.71*      1.40*      3.71*          7
 2003                              1.43       3.84       1.43       3.84       1.42       3.85          21
 2002                              1.44       4.12       1.44       4.12       1.43       4.13          17
 2001                              1.46       4.43       1.46       4.43       1.45       4.44          15
 2000                              1.45       4.48       1.45       4.48       1.45       4.48          16
 1999                              1.47       4.25       1.47       4.25       1.47       4.25          16
Class R (12/86)
 2004(e)                            .66*      4.46*       .66*      4.46*       .65*      4.46*          7
 2003                               .68       4.60        .68       4.60        .67       4.61          21
 2002                               .69       4.87        .69       4.87        .68       4.88          17
 2001                               .71       5.18        .71       5.18        .70       5.19          15
 2000                               .70       5.21        .70       5.21        .70       5.21          16
 1999                               .72       4.97        .72       4.97        .72       4.98          16
-----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended August 31, 2003.



                                See accompanying notes to financial statements.

----
55

                                     Notes

----
56

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
57

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MS3-0803D

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated August
                                               31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]




Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund


[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 15, 2003

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Managers' Comments

Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund

Portfolio managers Paul Brennan and Tom O'Shaughnessy examine economic and market conditions, key investment strategies, and the performance of the Funds. Paul, who has 12 years of investment experience, assumed management responsibility for the Nuveen Massachusetts Municipal Bond Fund earlier in 2003. Tom, with 20 years of investment experience, also began managing the Nuveen Massachusetts Insured Municipal Bond Fund in 2003.

What was the general market environment during the six-month reporting period ended August 31, 2003?

As has been the case for some time, we believe the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic growth. In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Growth during the first half of 2003, as measured by the GDP, registered 2.3%, lagging the 3% pace generally considered indicative of recovery. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.3% in August. Much of the concern about the economic recovery now centers on the labor market.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures created conditions that helped many municipal bonds perform well during the early part of the year. However, during July 2003, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets.

During the first eight months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $254 billion in new bonds, up 12.5% over the same period in 2002. However, the availability of new bonds tightened somewhat during the month of August, with volume dropping 31% from August 2002 levels.

Massachusetts, like many other states, is grappling with budgetary stress brought on by a drop in tax revenues, aggravated by cuts in the personal income tax approved by voters in 2000. On a percentage basis, Massachusetts' fiscal year 2002 revenue decline was among the worst in the nation. The Commonwealth responded by cutting expenditures and drawing down on its substantial rainy day fund. The Fiscal Year 2003 budget was enacted late and addressed a projected $2.3 billion shortfall by freezing a scheduled tax cut, re-instating taxes on capital gains, again drawing on the Commonwealth's rainy day reserves, and further cutting expenses. Meanwhile, Massachusetts was the nation's eighth-most active bond issuer during the first two-thirds of 2003, bringing $7.8 billion in supply to market. It was an 18% decline over the first eight months of the previous year.

How did the Funds perform during the 12 months ended August 31, 2003?

The chart on the next page provides performance information for both of the Funds (Class A shares at net asset value) for the year ended August 31, 2003. The chart also compares the Funds' performance to those of their peers as measured by the Lipper Massachusetts Municipal Debt Funds category average (Lipper category average) and to the overall municipal bond market as measured by the Lehman Brothers Municipal Bond Index (Lehman Index).

The uninsured Fund outperformed the Lipper category average while the insured Fund lagged behind. Both Funds trailed the Lehman Index.

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 2

There were two primary reasons for the uninsured Fund's underperformance relative to the Lehman Index. First, the Fund's total return reflected the impact of management fees, while the Lehman Index is unmanaged. Second, the Fund had a shorter duration than the Lehman index. During periods of declining interest rates, such as that experienced during most of this 12-month period, investments with longer durations generally would be expected to outperform those with shorter durations, assuming no special circumstances. As of August 31, 2003, the Nuveen Massachusetts Municipal Bond Fund had a duration of 7.68 compared to 8.20 for the Lehman Index.

For the insured Fund, the management fees also impacted total return. Additionally, while seeking to lengthen the Fund's duration during the period, we encountered a period when interest rates were rising. In hindsight, this was an imperfect time to extend the Fund's duration because higher rates depress municipal bond prices. Although this move had negative short-term consequences on portfolio performance, we believed this change would provide an appropriate balance of future performance potential and stability.

What strategies were underlying your management of the Funds during the reporting period?

We strive to identify and invest in attractively valued municipal bonds that, in our opinion, have above-

Class A Shares--
One-Year Total Returns on NAV as of 8/31/03

--------------------------------------------------------------------------------

               Nuveen Massachusetts Municipal Bond Fund/1/ 2.69%
               Lipper Massachusetts Municipal Debt Funds
                 category average/2/                       2.18%
               Lehman Brothers Municipal Bond Index/3/     3.13%
               -------------------------------------------------

               Nuveen Massachusetts Insured Municipal
                 Bond Fund/1/                              1.35%
               Lipper Massachusetts Municipal Debt Funds
                 category average/2/                       2.18%
               Lehman Brothers Municipal Bond Index/3/     3.13%

--------------------------------------------------------------------------------


average return potential. Conducting thorough research is a very important part of our portfolio management process. In the end, we are searching for bonds we believe to be priced below their intrinsic worth, to enable us to manage risk while maximizing return potential for our shareholders.

Nuveen Massachusetts Municipal Bond Fund

We sought to increase the Fund's duration during the period, as we believed it had become somewhat shorter than desired. Thus, we were active buyers and sellers of bonds during the period. Much of our trading activity involved bond swaps; we traded some of the Fund's existing holdings for longer-term bonds in a variety of areas. For example, we identified a handful of new opportunities in the higher-education sector. We also bought some new general obligation (GO) debt issued by the Commonwealth of Massachusetts. Although we believed that a slightly longer duration would benefit the Fund over the long run, it did have a somewhat negative effect on recent performance when market interest rates rose late in the reporting period.

Another management focus was to improve the Fund's credit quality. Breaking with recent trends, high-quality municipal securities underperformed late in the reporting period, as investors, increasingly confident about an improving economy, looked instead to lower-grade bonds. We took advantage of this market shift to sell some of our A-rated holdings and increase our weighting in AA-rated bonds, which we believed offered better relative value. As evidence of this shift, the Fund's exposure to AA-rated bonds rose to 18% from 12% during the past six months.

By period's end, we were reasonably comfortable with the uninsured Massachusetts Fund's duration and credit-quality allocation. If lower-grade securities continue to perform well, we may look for


1Performance figures are for Class A shares at net asset value as of August 31,
 2003. Current performance may be more or less than the performance shown. 2Lipper peer group returns represent the average annualized total return of the
 52 funds in the Lipper Massachusetts Municipal Debt Funds category for the 12 months ended August 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.



                          Semiannual Report l Page 3
further opportunities to sell bonds rated BBB and A and replace them with higher-quality investments.

Nuveen Massachusetts Insured Municipal Bond Fund

During the period we made relatively few trades. With interest rates near historic lows, we believed that selling older securities offering higher yields to buy newer securities offering lower yields would not generally be in our shareholders' best interest.

One of the biggest challenges we faced in managing the insured Massachusetts Fund, and that we face on a regular basis, is finding enough appropriate bonds to invest in. Although Massachusetts issued nearly $8 billion in new debt, much of it was concentrated in the general obligation (GO) sector. Taking advantage of too much GO debt can make a portfolio excessively concentrated in that single area. Accordingly, our investment approach for this Fund was to monitor the Massachusetts market and take advantage of as many appropriate opportunities as possible, seeking to develop a diversified portfolio of bonds. We also looked to the Puerto Rico municipal market as needed. Bonds issued by Puerto Rico and other U.S. territories are generally exempt from federal and state income taxes. Going forward, we would like to lessen the Fund's dependence on GO debt, representing 35% of the portfolio as of August 31, 2003.


                          Semiannual Report l Page 4

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03          Nuveen Massachusetts Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                           $9.69    $9.72    $9.63    $9.67
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0360  $0.0300  $0.0315  $0.0375
         --------------------------------------------------------------
         Commencement Date           9/07/94  3/07/97 10/06/94 12/22/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           2.69% -1.60%
                  ---------------------------------------------
                  5-Year                            4.15   3.27
                  ---------------------------------------------
                  10-Year                           4.79   4.35
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           2.05% -1.88%
                  ---------------------------------------------
                  5-Year                            3.40   3.23
                  ---------------------------------------------
                  10-Year                           4.19   4.19
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.25%
                  ---------------------------------------------
                  5-Year                            3.60
                  ---------------------------------------------
                  10-Year                           4.14
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           2.98%
                  ---------------------------------------------
                  5-Year                            4.37
                  ---------------------------------------------
                  10-Year                           5.00
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.46%  4.27%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.86   3.70
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       5.68   5.44
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.70%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.28
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       4.82
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.93%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.48
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       5.12
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.65%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.23
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/       6.22
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             3.12%        -1.20%
                            ---------------------------------------------
                            5-Year              4.57          3.67
                            ---------------------------------------------
                            10-Year             4.96          4.51
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.37%        -1.57%
                            ---------------------------------------------
                            5-Year              3.79          3.62
                            ---------------------------------------------
                            10-Year             4.35          4.35
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             2.58%
                            ---------------------------------------------
                            5-Year              4.01
                            ---------------------------------------------
                            10-Year             4.31
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.31%
                            ---------------------------------------------
                            5-Year              4.79
                            ---------------------------------------------
                            10-Year             5.17
                            ---------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed    57%
AA                     18
A                       7
BBB                    15
NR                      3

                  Top Five Sectors/5/
                  Tax Obligation/General                  20%
                  -------------------------------------------
                  Healthcare                               16
                  -------------------------------------------
                  Education and Civic Organizations        12
                  -------------------------------------------
                  U.S. Guaranteed                          12
                  -------------------------------------------
                  Long-Term Care                           11
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $106,251
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.90
                  -------------------------------------------
                  Duration                               7.68
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.
5As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 8/31/03  Nuveen Massachusetts Insured Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.19   $10.20   $10.18   $10.21
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0360  $0.0295  $0.0310  $0.0375
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0268  $0.0268  $0.0268  $0.0268
         --------------------------------------------------------------
         Commencement Date           9/07/94  3/06/97  9/15/94 12/22/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 8/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           1.35% -2.90%
                  ---------------------------------------------
                  5-Year                            4.10   3.21
                  ---------------------------------------------
                  10-Year                           4.60   4.15
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           0.60% -3.27%
                  ---------------------------------------------
                  5-Year                            3.32   3.15
                  ---------------------------------------------
                  10-Year                           4.00   4.00
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           0.77%
                  ---------------------------------------------
                  5-Year                            3.55
                  ---------------------------------------------
                  10-Year                           3.96
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           1.52%
                  ---------------------------------------------
                  5-Year                            4.30
                  ---------------------------------------------
                  10-Year                           4.83
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/4/                  4.24%  4.06%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.74   3.58
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       5.50   5.26
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.47%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.17
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.66
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  3.65%
                  ---------------------------------------------
                  SEC 30-Day Yield                  3.37
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       4.96
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/4/                  4.41%
                  ---------------------------------------------
                  SEC 30-Day Yield                  4.11
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/       6.04
                  ---------------------------------------------

                            Average Annual Total Returns as of 9/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.17%        -2.11%
                            ---------------------------------------------
                            5-Year              4.58          3.69
                            ---------------------------------------------
                            10-Year             4.83          4.38
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             1.41%        -2.49%
                            ---------------------------------------------
                            5-Year              3.81          3.64
                            ---------------------------------------------
                            10-Year             4.23          4.23
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             1.69%
                            ---------------------------------------------
                            5-Year              4.02
                            ---------------------------------------------
                            10-Year             4.19
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             2.34%
                            ---------------------------------------------
                            5-Year              4.80
                            ---------------------------------------------
                            10-Year             5.06
                            ---------------------------------------------
Bond Credit Quality/6/
                                    [CHART]

                          AAA/U.S. Guaranteed      93%
                          Insured/U.S. Guaranteed   5
                          U.S. Guaranteed           2
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

                   Top Five Sectors/6/
                   Tax Obligation/General                 35%
                   ------------------------------------------
                   Housing/Multifamily                     15
                   ------------------------------------------
                   Education and Civic Organizations       11
                   ------------------------------------------
                   Healthcare                              10
                   ------------------------------------------
                   Transportation                           7
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $94,142
                   ------------------------------------------
                   Average Effective Maturity (Years)   18.97
                   ------------------------------------------
                   Duration                              8.12
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid September 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2003.
2Paid December 2, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5The taxable equivalent yield represents the yield that must be earned on a taxable alternative investment, other than an alternative investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC
 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.
6As a percentage of total holdings as of August 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.

---------------------------------------------------------------------------------
                                                                           Nuveen
                                                             Nuveen Massachusetts
                                                      Massachusetts       Insured
                                                          Municipal     Municipal
Approval of the Board Members was reached as follows:     Bond Fund     Bond Fund
---------------------------------------------------------------------------------
                William E. Bennett
                  For                                     7,339,606     5,722,500
                  Withhold                                  186,061       278,915
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Robert P. Bremner
                  For                                     7,343,494     5,736,213
                  Withhold                                  182,173       265,202
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Lawrence H. Brown
                  For                                     7,343,494     5,738,893
                  Withhold                                  182,173       262,522
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Jack B. Evans
                  For                                     7,342,467     5,735,969
                  Withhold                                  183,200       265,446
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Anne E. Impellizzeri
                  For                                     7,339,154     5,739,040
                  Withhold                                  186,513       262,375
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                William L. Kissick
                  For                                     7,343,494     5,734,091
                  Withhold                                  182,173       267,324
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Thomas E. Leafstrand
                  For                                     7,339,154     5,735,969
                  Withhold                                  186,513       265,446
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                Peter R. Sawers
                  For                                     7,343,494     5,737,015
                  Withhold                                  182,173       264,400
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------
                William J. Schneider
                  For                                     7,339,489     5,738,893
                  Withhold                                  186,178       262,522
---------------------------------------------------------------------------------
                Total                                     7,525,667     6,001,415
---------------------------------------------------------------------------------

----
7

---------------------------------------------------------------------------------------
                                                                                  Nuveen
                                                                    Nuveen Massachusetts
                                                             Massachusetts       Insured
                                                                 Municipal     Municipal
Approval of the Board Members was reached as follows:            Bond Fund     Bond Fund
---------------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                                                             7,337,779     5,736,213
 Withhold                                                          187,888       265,202
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------
Judith M. Stockdale
 For                                                             7,342,890     5,735,418
 Withhold                                                          182,777       265,997
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------
Sheila W. Wellington
 For                                                             7,343,401     5,734,238
 Withhold                                                          182,266       267,177
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction
 with respect to lending*
 For                                                             5,789,762     4,279,883
 Against                                                           228,301       440,887
 Abstain                                                           331,578       341,000
 Broker Non-Vote                                                 1,176,026       939,645
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction
 with respect to borrowing*
 For                                                             5,768,553     4,263,183
 Against                                                           238,753       407,056
 Abstain                                                           342,335       391,531
 Broker Non-Vote                                                 1,176,026       939,645
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction
 with respect to investing in municipal securities*
 For                                                             5,719,226     4,245,769
 Against                                                           286,227       427,550
 Abstain                                                           344,188       388,451
 Broker Non-Vote                                                 1,176,026       939,645
---------------------------------------------------------------------------------------
Total                                                            7,525,667     6,001,415
---------------------------------------------------------------------------------------

* For each Fund, the shareholder meetings convened on July 28, 2003 with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for each Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003.

----
8

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND
August 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.4%

    $  1,500 Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown     9/12 at 102.00
              Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.7%

         970 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Refunding Bonds,              5/12 at 100.00
              Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.9%

       1,000 Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds,                        1/12 at 100.00
              2002 Series E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

       3,000 Massachusetts Development Finance Agency, Revenue Bonds, Curry College Issue,                         3/09 at 101.00
              1999 Series A, 5.500%, 3/01/29 - ACA Insured

       2,000 Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts College of Pharmacy and        1/10 at 101.00
              Allied Health Sciences Issue, 1999 Series B, 6.625%, 7/01/20

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,         No Opt. Call
              Series K, 5.375%, 6/01/14

          30 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,      12/03 at 100.00
              Series J, 6.625%, 7/01/21 (Pre-refunded to 12/05/03) - FGIC Insured

         500 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College Project,   7/13 at 100.00
              Series 2003H, 5.000%, 7/01/21

             Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College Project,
             Series 2003H:
         500  5.000%, 7/01/26                                                                                      7/13 at 100.00
         500  5.000%, 7/01/33                                                                                      7/13 at 100.00

       2,290 Massachusetts Industrial Finance Agency, Revenue Bonds, Lesley College Project, Series 1995A,         7/05 at 102.00
              6.300%, 7/01/25 - CONNIE LEE/AMBAC Insured

       1,200 University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2003-1,    11/13 at 100.00
              5.250%, 11/01/18 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.7%

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical        1/04 at 102.00
              Center Issue, Series B, 5.625%, 7/01/15 - MBIA Insured

       1,500 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Health      7/08 at 101.00
              Care Issue, Series A, 4.750%, 7/01/22 - FSA Insured

       3,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital Issue,  7/10 at 101.00
              Series E, 6.750%, 7/01/30

         600 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical         5/12 at 100.00
              Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,785 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners Healthcare System  7/11 at 101.00
              Issue, Series C, 5.750%, 7/01/32

       1,710 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Issue,            7/08 at 102.00
              Series A, 5.000%, 7/01/25 - MBIA Insured

       3,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., 11/11 at 101.00
              Series 2001C, 5.250%, 11/15/31 - RAAI Insured

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems     1/12 at 101.00
              Obligated Group, Series 2002, 6.000%, 7/01/31

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock         8/12 at 100.00
              Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated   7/12 at 101.00
              Group, Series 2002B, 6.250%, 7/01/22

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 1.4%

Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown         Baa3 $1,467,405
 Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.7%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Refunding Bonds,                   BBB    780,481
 Series 2002, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 11.9%

Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds,                             AAA  1,038,970
 2002 Series E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Development Finance Agency, Revenue Bonds, Curry College Issue,                                A  3,006,390
 1999 Series A, 5.500%, 3/01/29 - ACA Insured

Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts College of Pharmacy and             BBB  2,150,240
 Allied Health Sciences Issue, 1999 Series B, 6.625%, 7/01/20

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,            AA-  1,100,330
 Series K, 5.375%, 6/01/14

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,            AAA     30,451
 Series J, 6.625%, 7/01/21 (Pre-refunded to 12/05/03) - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College Project,        AA+    507,540
 Series 2003H, 5.000%, 7/01/21

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College Project,
Series 2003H:
 5.000%, 7/01/26                                                                                          AA+    501,315
 5.000%, 7/01/33                                                                                          AA+    498,045

Massachusetts Industrial Finance Agency, Revenue Bonds, Lesley College Project, Series 1995A,              AAA  2,505,810
 6.300%, 7/01/25 - CONNIE LEE/AMBAC Insured

University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2003-1,          AAA  1,271,232
 5.250%, 11/01/18 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 15.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical             AAA  1,022,870
 Center Issue, Series B, 5.625%, 7/01/15 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Health           AAA  1,408,290
 Care Issue, Series A, 4.750%, 7/01/22 - FSA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital Issue,       BBB  3,187,860
 Series E, 6.750%, 7/01/30

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical              AAA    624,498
 Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners Healthcare System       AA-  2,869,330
 Issue, Series C, 5.750%, 7/01/32

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Issue,                 AAA  1,675,390
 Series A, 5.000%, 7/01/25 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc.,        AA  2,882,520
 Series 2001C, 5.250%, 11/15/31 - RAAI Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems           A-  1,030,590
 Obligated Group, Series 2002, 6.000%, 7/01/31

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock              AAA  1,018,740
 Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated        BBB    925,790
 Group, Series 2002B, 6.250%, 7/01/22

----
9

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.3%

    $  1,115 Framingham Housing Authority, Massachusetts, Refunding Revenue Bonds, GNMA Collateralized -
              Beaver Terrace Apartments Project, Series 2000A, 6.350%, 2/20/32

       2,955 Massachusetts Development Finance Agency, Assisted Living Revenue Bonds, Prospect House
              Apartments Project, Series 1999, 7.000%, 12/01/31

          95 Massachusetts Housing Finance Agency, Housing Project Revenue Bonds, 1993 Series A
              Refunding, 6.375%, 4/01/21

       1,000 Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates
              Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

       2,500 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2002 Series C,
              5.500%, 7/01/32 (Alternative Minimum Tax) - FSA Insured
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.6%

       1,660 Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84,
              5.550%, 12/01/31 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.7%

       1,790 Massachusetts Development Finance Agency, Revenue Bonds, The May Institute Issue,
              Series 1999, 5.750%, 9/01/24 - RAAI Insured

       2,900 Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services
              Issue, 1999 Series A, 6.250%, 8/15/29 - ACA Insured

         885 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health
              Services Issue, Series A, 5.625%, 7/01/13 - MBIA Insured

         325 Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA
              Collateralized - TNG Draper Place Project, Series 1998, 5.400%, 8/20/12 (Alternative Minimum Tax)

       2,020 Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA
              Collateralized - The Arbors at Taunton Project, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)

       2,500 Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric
              Services, Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

         760 Massachusetts Industrial Finance Agency, Revenue Bonds, Heights Crossing Limited Partnership Issue,
              FHA-Insured Project, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.6%

       1,000 City of Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15

       1,090 Town of Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17

       1,000 Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16

       1,000 Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured

       1,145 Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19

         750 City of Holyoke, Massachusetts, General Obligation Refunding Bonds, 7.000%, 11/01/08

         500 City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 -
              AMBAC Insured

       1,335 Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured

       2,500 Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1991
              Series A, 7.000%, 3/01/21

         600 Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1997
              Series D, 5.000%, 3/01/27

       2,625 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,
              Series D, 5.000%, 11/01/20 - MBIA Insured

       1,250 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002,
              Series D, 5.500%, 8/01/19

       1,860 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003,
              Series A, 5.000%, 1/01/22

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.3%

Framingham Housing Authority, Massachusetts, Refunding Revenue Bonds, GNMA Collateralized -              8/10 at 105.00
 Beaver Terrace Apartments Project, Series 2000A, 6.350%, 2/20/32

Massachusetts Development Finance Agency, Assisted Living Revenue Bonds, Prospect House                 12/09 at 102.00
 Apartments Project, Series 1999, 7.000%, 12/01/31

Massachusetts Housing Finance Agency, Housing Project Revenue Bonds, 1993 Series A                      10/03 at 102.00
 Refunding, 6.375%, 4/01/21

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates              1/08 at 102.00
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2002 Series C,              7/12 at 100.00
 5.500%, 7/01/32 (Alternative Minimum Tax) - FSA Insured
------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.6%

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84,                    6/10 at 100.00
 5.550%, 12/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 10.7%

Massachusetts Development Finance Agency, Revenue Bonds, The May Institute Issue,                        9/09 at 102.00
 Series 1999, 5.750%, 9/01/24 - RAAI Insured

Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services           8/09 at 101.00
 Issue, 1999 Series A, 6.250%, 8/15/29 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health       1/04 at 102.00
 Services Issue, Series A, 5.625%, 7/01/13 - MBIA Insured

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                    8/08 at 105.00
 Collateralized - TNG Draper Place Project, Series 1998, 5.400%, 8/20/12 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                    6/09 at 102.00
 Collateralized - The Arbors at Taunton Project, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric           5/07 at 102.00
 Services, Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

Massachusetts Industrial Finance Agency, Revenue Bonds, Heights Crossing Limited Partnership Issue,      2/06 at 102.00
 FHA-Insured Project, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 19.6%

City of Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15                   8/11 at 100.00

Town of Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17                 4/10 at 101.00

Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16                            6/12 at 101.00

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured          2/13 at 101.00

Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19                          2/12 at 101.00

City of Holyoke, Massachusetts, General Obligation Refunding Bonds, 7.000%, 11/01/08                    11/03 at 101.00

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 -                2/11 at 100.00
 AMBAC Insured

Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured        6/09 at 101.00

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1991                      No Opt. Call
 Series A, 7.000%, 3/01/21

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1997                    3/07 at 101.00
 Series D, 5.000%, 3/01/27

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                     11/11 at 100.00
 Series D, 5.000%, 11/01/20 - MBIA Insured

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002,                        No Opt. Call
 Series D, 5.500%, 8/01/19

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003,                      1/13 at 100.00
 Series A, 5.000%, 1/01/22

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.3%

Framingham Housing Authority, Massachusetts, Refunding Revenue Bonds, GNMA Collateralized -                   AAA
 Beaver Terrace Apartments Project, Series 2000A, 6.350%, 2/20/32

Massachusetts Development Finance Agency, Assisted Living Revenue Bonds, Prospect House                       N/R
 Apartments Project, Series 1999, 7.000%, 12/01/31

Massachusetts Housing Finance Agency, Housing Project Revenue Bonds, 1993 Series A                             A+
 Refunding, 6.375%, 4/01/21

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates                   AAA
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2002 Series C,                   AAA
 5.500%, 7/01/32 (Alternative Minimum Tax) - FSA Insured
------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.6%

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84,                          AA
 5.550%, 12/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Long-Term Care - 10.7%

Massachusetts Development Finance Agency, Revenue Bonds, The May Institute Issue,                              AA
 Series 1999, 5.750%, 9/01/24 - RAAI Insured

Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services                  A
 Issue, 1999 Series A, 6.250%, 8/15/29 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health            AAA
 Services Issue, Series A, 5.625%, 7/01/13 - MBIA Insured

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                         AAA
 Collateralized - TNG Draper Place Project, Series 1998, 5.400%, 8/20/12 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                         AAA
 Collateralized - The Arbors at Taunton Project, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric                A-1
 Services, Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

Massachusetts Industrial Finance Agency, Revenue Bonds, Heights Crossing Limited Partnership Issue,           AAA
 FHA-Insured Project, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 19.6%

City of Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15                        Aa2

Town of Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17                      Aaa

Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16                                 BBB

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured               AAA

Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19                               AA+

City of Holyoke, Massachusetts, General Obligation Refunding Bonds, 7.000%, 11/01/08                         BBB+

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 -                     Aaa
 AMBAC Insured

Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured             Aaa

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1991                         AAA
 Series A, 7.000%, 3/01/21

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1997                          AA
 Series D, 5.000%, 3/01/27

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                           AAA
 Series D, 5.000%, 11/01/20 - MBIA Insured

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002,                           Aa2
 Series D, 5.500%, 8/01/19

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003,                           Aa2
 Series A, 5.000%, 1/01/22

                                                                                                                      Market
Description                                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.3%

Framingham Housing Authority, Massachusetts, Refunding Revenue Bonds, GNMA Collateralized -                  $     1,167,494
 Beaver Terrace Apartments Project, Series 2000A, 6.350%, 2/20/32

Massachusetts Development Finance Agency, Assisted Living Revenue Bonds, Prospect House                            2,904,588
 Apartments Project, Series 1999, 7.000%, 12/01/31

Massachusetts Housing Finance Agency, Housing Project Revenue Bonds, 1993 Series A                                    97,081
 Refunding, 6.375%, 4/01/21

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates                        1,061,580
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2002 Series C,                        2,525,950
 5.500%, 7/01/32 (Alternative Minimum Tax) - FSA Insured
----------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.6%

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84,                              1,668,748
 5.550%, 12/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 10.7%

Massachusetts Development Finance Agency, Revenue Bonds, The May Institute Issue,                                  1,848,479
 Series 1999, 5.750%, 9/01/24 - RAAI Insured

Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services                     3,039,954
 Issue, 1999 Series A, 6.250%, 8/15/29 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health                   905,284
 Services Issue, Series A, 5.625%, 7/01/13 - MBIA Insured

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                                348,680
 Collateralized - TNG Draper Place Project, Series 1998, 5.400%, 8/20/12 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                              2,030,262
 Collateralized - The Arbors at Taunton Project, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric                     2,459,125
 Services, Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

Massachusetts Industrial Finance Agency, Revenue Bonds, Heights Crossing Limited Partnership Issue,                  787,801
 FHA-Insured Project, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 19.6%

City of Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15                             1,058,590

Town of Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17                           1,172,469

Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16                                      1,037,430

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured                    1,021,560

Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19                                    1,184,525

City of Holyoke, Massachusetts, General Obligation Refunding Bonds, 7.000%, 11/01/08                                 763,875

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 -                            508,190
 AMBAC Insured

Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured                  1,382,459

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1991                              3,122,450
 Series A, 7.000%, 3/01/21

Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1997                                590,460
 Series D, 5.000%, 3/01/27

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                                2,667,945
 Series D, 5.000%, 11/01/20 - MBIA Insured

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002,                                1,366,325
 Series D, 5.500%, 8/01/19

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003,                                1,861,934
 Series A, 5.000%, 1/01/22

----
10

   Principal                                                                          Optional Call                    Market
Amount (000) Description                                                                Provisions* Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,490 Northbridge, Massachusetts, General Obligation Bonds, Series 2002,      2/12 at 101.00       AAA $     1,578,655
              5.250%, 2/15/18 - AMBAC Insured

       1,415 Springfield, Massachusetts, General Obligation Bonds, Series 2003,      1/13 at 100.00       AAA       1,463,096
              State Qualified, 5.250%, 1/15/23 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 6.0%

         680 Martha's Vineyard, Massachusetts, Land Bank Revenue Bonds, Series       5/13 at 100.00       AAA         674,322
              2002, 5.000%, 5/01/32 - AMBAC Insured

         760 Massachusetts Industrial Finance Agency, Library Revenue Bonds,         1/05 at 102.00       AAA         828,506
              Malden Public Library Project, Series 1994, 7.250%, 1/01/15 - MBIA
              Insured

       1,000 Commonwealth of Massachusetts, Special Obligation Revenue Bonds,        6/12 at 100.00       AAA       1,055,630
              Series 2002A Refunding, 5.375%, 6/01/19 - FGIC Insured

       2,000 Commonwealth of Massachusetts, Special Obligation Refunding Notes,        No Opt. Call       Aaa       2,171,640
              Federal Highway Grant Anticipation Note Program, Series 2003A,
              5.000%, 12/15/11 - FSA Insured

       1,500 Puerto Rico Highway and Transportation Authority, Highway Revenue         No Opt. Call       AAA       1,667,610
              Bonds, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------
             Transportation - 6.0%

         650 Massachusetts Development Finance Agency, Revenue Bonds, Worcester      6/09 at 101.00        AA         684,730
              Redevelopment Authority Issue, Series 1999, 6.000%, 6/01/24 - RAAI
              Insured

       3,835 Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%,      7/13 at 100.00       AAA       3,832,277
              7/01/24 - MBIA Insured

       1,950 Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta   1/11 at 101.00       AAA       1,863,245
              Air Lines, Inc. Project, Series 2001A, 5.000%, 1/01/27 (Alternative
              Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.3%

         250 Massachusetts Bay Transportation Authority, Certificates of            12/06 at 100.00     A+***         297,288
              Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded to
              12/22/06)

       1,250 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated   2/10 at 101.00       AAA       1,444,713
              Loan, Series 2000A, 6.000%, 2/01/14 (Pre-refunded to 2/01/10)

       2,000 Massachusetts Health and Educational Facilities Authority, Revenue        No Opt. Call       AAA       2,188,480
              Bonds, Malden Hospital Issue, FHA-Insured Project, Series A, 5.000%,
              8/01/16

         700 Massachusetts Health and Educational Facilities Authority, Revenue      7/06 at 100.00       Aaa         745,045
              Bonds, Daughters of Charity National Health System - Carney
              Hospital, Series D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)

       2,500 Massachusetts Health and Educational Facilities Authority, Revenue      2/04 at 102.00    Aa2***       2,607,600
              Refunding Bonds, Youville Hospital Issue, FHA-Insured Project,
              Series B, 6.000%, 2/15/25 (Pre-refunded to 2/15/04)

       3,285 Massachusetts Health and Educational Facilities Authority, Revenue      2/07 at 102.00    Aa2***       3,785,733
              Refunding Bonds, Youville Hospital Issue, FHA-Insured Project,
              Series A, 6.250%, 2/15/41 (Pre-refunded to 2/15/07)

         605 Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%,      1/04 at 100.00       AAA         919,279
              7/01/13
-----------------------------------------------------------------------------------------------------------------------------
             Utilities - 5.6%

       1,000 Massachusetts Development Finance Agency, Resource Recovery Revenue     1/12 at 101.00       AAA       1,086,150
              Bonds, SEMASS System, Series A, 5.625%, 1/01/16 - MBIA Insured

       5,420 Massachusetts Industrial Finance Agency, Resource Recovery Revenue     12/08 at 102.00       BBB       4,909,001
              Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
              12/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
    $100,535 Total Long-Term Investments (cost $101,518,748) - 97.8%                                              103,890,325
-----------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.2%                                                                   2,360,872

             ---------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                $   106,251,197

             ---------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
                                See accompanying notes to financial statements.

----
11

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND
August 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.0%

    $  2,000 Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds,
              2002 Series E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

          30 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,
              Series J, 6.625%, 7/01/21 (Pre-refunded to 12/05/03) - FGIC Insured

       1,300 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Brandeis University Issue,
              Series I, 4.750%, 10/01/28 - MBIA Insured

       2,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University
              Issue, Series I, 5.000%, 10/01/29 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester City Campus
              Corporation Issue, University of Massachusetts Project, Series C, 5.500%, 10/01/18 - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy Cross,
              Series 1996, 5.500%, 3/01/20 - MBIA Insured

         420 Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College Issue,
              Series 1995A, 5.800%, 10/01/10 - MBIA Insured

       2,470 Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England College Issue,
              Series 1998, 5.000%, 7/01/28 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 9.7%

       1,700 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical
              Center Issue, Series B, 5.625%, 7/01/15 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center
              Issue, Series E, 6.000%, 7/01/26 - FSA Insured

          20 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program,
              Series G2, 7.200%, 7/01/09 - MBIA Insured

         505 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,
              Series D, 6.500%, 7/01/22 - MBIA Insured

         600 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical
              Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       1,705 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Issue,
              Series A, 5.000%, 7/01/25 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock
              Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured

       2,290 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995
              Series A, 6.250%, 7/01/16 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 15.4%

       2,500 Massachusetts Development Finance Agency, Revenue Bonds, GNMA Collateralized - VOA Concord
              Assisted Living, Inc. Project, Series 2000A, 6.900%, 10/20/41

       2,500 Massachusetts Development Finance Agency, Assisted Living Facility Revenue Bonds, GNMA
              Collateralized - The Arbors at Chicopee Project, Series 2001A, 6.250%, 9/20/42 (Alternative
              Minimum Tax)

       1,500 Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, 1998 Series A,
              5.375%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured

         180 Massachusetts Housing Finance Agency, Housing Revenue Bonds, 1989 Series A,
              7.600%, 12/01/16 - MBIA Insured

       1,000 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds,
              1997 Series C, 5.625%, 7/01/40 (Alternative Minimum Tax) - AMBAC Insured

       2,835 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, FHA-Insured
              Mortgage Loans, 1995 Series A, 7.350%, 1/01/35 (Alternative Minimum Tax) - AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 11.0%

Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds,                         1/12 at 100.00       AAA
 2002 Series E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,       12/03 at 100.00       AAA
 Series J, 6.625%, 7/01/21 (Pre-refunded to 12/05/03) - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Brandeis University Issue,  10/08 at 101.00       AAA
 Series I, 4.750%, 10/01/28 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University     10/09 at 101.00       AAA
 Issue, Series I, 5.000%, 10/01/29 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester City Campus       10/12 at 100.00       AAA
 Corporation Issue, University of Massachusetts Project, Series C, 5.500%, 10/01/18 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy Cross,                     3/06 at 102.00       AAA
 Series 1996, 5.500%, 3/01/20 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College Issue,                         10/05 at 102.00       AAA
 Series 1995A, 5.800%, 10/01/10 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England College Issue,             7/08 at 102.00       AAA
 Series 1998, 5.000%, 7/01/28 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 9.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical         1/04 at 102.00       AAA
 Center Issue, Series B, 5.625%, 7/01/15 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center      7/06 at 102.00       AAA
 Issue, Series E, 6.000%, 7/01/26 - FSA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program,       1/04 at 100.00       AAA
 Series G2, 7.200%, 7/01/09 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,  1/04 at 101.00       AAA
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical          5/12 at 100.00       AAA
 Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Issue,             7/08 at 102.00       AAA
 Series A, 5.000%, 7/01/25 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock          8/12 at 100.00       AAA
 Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995
 Series A, 6.250%, 7/01/16 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 15.4%

Massachusetts Development Finance Agency, Revenue Bonds, GNMA Collateralized - VOA Concord            10/11 at 105.00       AAA
 Assisted Living, Inc. Project, Series 2000A, 6.900%, 10/20/41

Massachusetts Development Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                 3/12 at 105.00       AAA
 Collateralized - The Arbors at Chicopee Project, Series 2001A, 6.250%, 9/20/42 (Alternative
 Minimum Tax)

Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, 1998 Series A,                6/08 at 101.00       AAA
 5.375%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured

Massachusetts Housing Finance Agency, Housing Revenue Bonds, 1989 Series A,                           12/03 at 100.00       AAA
 7.600%, 12/01/16 - MBIA Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds,                           7/07 at 101.00       AAA
 1997 Series C, 5.625%, 7/01/40 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, FHA-Insured               1/05 at 102.00       AAA
 Mortgage Loans, 1995 Series A, 7.350%, 1/01/35 (Alternative Minimum Tax) - AMBAC Insured

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 11.0%

Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds,                        $     2,077,940
 2002 Series E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College Issue,                30,451
 Series J, 6.625%, 7/01/21 (Pre-refunded to 12/05/03) - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Brandeis University Issue,        1,234,012
 Series I, 4.750%, 10/01/28 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University           1,981,200
 Issue, Series I, 5.000%, 10/01/29 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester City Campus             1,078,910
 Corporation Issue, University of Massachusetts Project, Series C, 5.500%, 10/01/18 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy Cross,                          1,056,240
 Series 1996, 5.500%, 3/01/20 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College Issue,                                 462,097
 Series 1995A, 5.800%, 10/01/10 - MBIA Insured

Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England College Issue,                  2,450,042
 Series 1998, 5.000%, 7/01/28 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
Healthcare - 9.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical              1,738,879
 Center Issue, Series B, 5.625%, 7/01/15 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center           1,078,670
 Issue, Series E, 6.000%, 7/01/26 - FSA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program,               20,448
 Series G2, 7.200%, 7/01/09 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,         517,524
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical                 624,498
 Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Issue,                  1,670,491
 Series A, 5.000%, 7/01/25 - MBIA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock               1,018,740
 Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        2,460,559
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995
 Series A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 15.4%

Massachusetts Development Finance Agency, Revenue Bonds, GNMA Collateralized - VOA Concord                  2,802,575
 Assisted Living, Inc. Project, Series 2000A, 6.900%, 10/20/41

Massachusetts Development Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                      2,655,450
 Collateralized - The Arbors at Chicopee Project, Series 2001A, 6.250%, 9/20/42 (Alternative
 Minimum Tax)

Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, 1998 Series A,                     1,537,830
 5.375%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured

Massachusetts Housing Finance Agency, Housing Revenue Bonds, 1989 Series A,                                   180,725
 7.600%, 12/01/16 - MBIA Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds,                                1,004,850
 1997 Series C, 5.625%, 7/01/40 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, FHA-Insured                    2,940,434
 Mortgage Loans, 1995 Series A, 7.350%, 1/01/35 (Alternative Minimum Tax) - AMBAC Insured

----
12

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    640 Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates
              Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

       2,575 Somerville Housing Authority, Massachusetts, Mortgage Revenue Bonds, Clarendon Hill Towers
              Project, GNMA Collateralized, Series 2002 Refunding, 5.200%, 11/20/22
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.5%

       3,185 Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA
              Collateralized - The Arbors at Amherst Project, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 34.6%

       2,500 Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998,
              5.125%, 5/15/18 - AMBAC Insured

       1,520 Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured

       1,000 City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001,
              5.000%, 2/01/21 - AMBAC Insured

       1,380 Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/20 - FGIC Insured

       3,000 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,
              Series D, 6.000%, 11/01/13 - MBIA Insured

       1,500 Monson, Massachusetts, General Obligation School Refunding Bonds, Bank-Qualified Unlimited Tax,
              5.500%, 10/15/10 - MBIA Insured

         985 Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured

       1,250 City of Northampton, Massachusetts, General Obligation Bonds, Series 2002,
              5.000%, 9/01/19 - MBIA Insured

         190 Town of Northfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan of 1992,
              Bank-Qualified, 6.350%, 10/15/09 - MBIA Insured

       1,230 Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds,
              Series 2002, 5.375%, 6/15/19 - AMBAC Insured

       3,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997,
              6.500%, 7/01/15 - MBIA Insured

         420 Springfield, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/18 - FGIC Insured

             Springfield, Massachusetts, General Obligation Bonds, Series 2003, State Qualified:
       2,000  5.250%, 1/15/21 - MBIA Insured
         810  5.250%, 1/15/22 - MBIA Insured

       2,575 Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000,
              5.000%, 8/15/19 - FSA Insured

         220 City of Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 -
              MBIA Insured

       2,200 Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 (IF) - FSA Insured

       2,225 City of Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 -
              FGIC Insured

         545 City of Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 -
              FGIC Insured

       1,005 City of Worcester, Massachusetts, General Obligation Bonds, Series 2003A Refunding, 5.000%, 8/01/13 -
              FGIC Insured
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.9%

       1,320 Martha's Vineyard, Massachusetts, Land Bank Revenue Bonds, Series 2002, 5.000%, 5/01/32 -
              AMBAC Insured

       2,000 Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A
              Refunding, 5.000%, 7/01/27 - FGIC Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates              1/08 at 102.00
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Somerville Housing Authority, Massachusetts, Mortgage Revenue Bonds, Clarendon Hill Towers               5/12 at 103.00
 Project, GNMA Collateralized, Series 2002 Refunding, 5.200%, 11/20/22
------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                   12/07 at 102.00
 Collateralized - The Arbors at Amherst Project, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 34.6%

Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998,           5/08 at 101.00
 5.125%, 5/15/18 - AMBAC Insured

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured          2/13 at 101.00

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001,                                  2/11 at 100.00
 5.000%, 2/01/21 - AMBAC Insured

Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/20 - FGIC Insured          1/13 at 101.00

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                        No Opt. Call
 Series D, 6.000%, 11/01/13 - MBIA Insured

Monson, Massachusetts, General Obligation School Refunding Bonds, Bank-Qualified Unlimited Tax,            No Opt. Call
 5.500%, 10/15/10 - MBIA Insured

Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured            5/12 at 101.00

City of Northampton, Massachusetts, General Obligation Bonds, Series 2002,                               9/12 at 101.00
 5.000%, 9/01/19 - MBIA Insured

Town of Northfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan of 1992,            10/03 at 101.00
 Bank-Qualified, 6.350%, 10/15/09 - MBIA Insured

Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds,                        6/12 at 101.00
 Series 2002, 5.375%, 6/15/19 - AMBAC Insured

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997,                           No Opt. Call
 6.500%, 7/01/15 - MBIA Insured

Springfield, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/18 - FGIC Insured        8/11 at 101.00

Springfield, Massachusetts, General Obligation Bonds, Series 2003, State Qualified:
 5.250%, 1/15/21 - MBIA Insured                                                                         1/13 at 100.00
 5.250%, 1/15/22 - MBIA Insured                                                                         1/13 at 100.00

Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000,                8/10 at 101.00
 5.000%, 8/15/19 - FSA Insured

City of Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 -                 9/03 at 102.00
 MBIA Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 (IF) - FSA Insured           No Opt. Call

City of Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 -               8/10 at 101.00
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 -              8/11 at 100.00
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2003A Refunding, 5.000%, 8/01/13 -      No Opt. Call
 FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 5.9%

Martha's Vineyard, Massachusetts, Land Bank Revenue Bonds, Series 2002, 5.000%, 5/01/32 -                5/13 at 100.00
 AMBAC Insured

Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A                 7/12 at 100.00
 Refunding, 5.000%, 7/01/27 - FGIC Insured

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates                   AAA
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Somerville Housing Authority, Massachusetts, Mortgage Revenue Bonds, Clarendon Hill Towers                    AAA
 Project, GNMA Collateralized, Series 2002 Refunding, 5.200%, 11/20/22
------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                         AAA
 Collateralized - The Arbors at Amherst Project, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 34.6%

Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998,                Aaa
 5.125%, 5/15/18 - AMBAC Insured

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured               AAA

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001,                                       Aaa
 5.000%, 2/01/21 - AMBAC Insured

Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/20 - FGIC Insured               AAA

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                           AAA
 Series D, 6.000%, 11/01/13 - MBIA Insured

Monson, Massachusetts, General Obligation School Refunding Bonds, Bank-Qualified Unlimited Tax,               AAA
 5.500%, 10/15/10 - MBIA Insured

Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured                 Aaa

City of Northampton, Massachusetts, General Obligation Bonds, Series 2002,                                    Aaa
 5.000%, 9/01/19 - MBIA Insured

Town of Northfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan of 1992,                  AAA
 Bank-Qualified, 6.350%, 10/15/09 - MBIA Insured

Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds,                             Aaa
 Series 2002, 5.375%, 6/15/19 - AMBAC Insured

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997,                              AAA
 6.500%, 7/01/15 - MBIA Insured

Springfield, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/18 - FGIC Insured             AAA

Springfield, Massachusetts, General Obligation Bonds, Series 2003, State Qualified:
 5.250%, 1/15/21 - MBIA Insured                                                                              AAA
 5.250%, 1/15/22 - MBIA Insured                                                                              AAA

Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000,                     Aaa
 5.000%, 8/15/19 - FSA Insured

City of Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 -                      AAA
 MBIA Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 (IF) - FSA Insured              AAA

City of Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 -                    AAA
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 -                   AAA
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2003A Refunding, 5.000%, 8/01/13 -         AAA
 FGIC Insured
------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 5.9%

Martha's Vineyard, Massachusetts, Land Bank Revenue Bonds, Series 2002, 5.000%, 5/01/32 -                     AAA
 AMBAC Insured

Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A                      AAA
 Refunding, 5.000%, 7/01/27 - FGIC Insured

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates             $       679,411
 Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured

Somerville Housing Authority, Massachusetts, Mortgage Revenue Bonds, Clarendon Hill Towers                    2,615,273
 Project, GNMA Collateralized, Series 2002 Refunding, 5.200%, 11/20/22
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue Bonds, GNMA                         3,326,764
 Collateralized - The Arbors at Amherst Project, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 34.6%

Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998,                2,605,775
 5.125%, 5/15/18 - AMBAC Insured

Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured               1,636,903

City of Lawrence, Massachusetts, General Obligation Bonds, Series 2001,                                       1,016,380
 5.000%, 2/01/21 - AMBAC Insured

Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/20 - FGIC Insured               1,421,621

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2001,                           3,471,930
 Series D, 6.000%, 11/01/13 - MBIA Insured

Monson, Massachusetts, General Obligation School Refunding Bonds, Bank-Qualified Unlimited Tax,               1,705,875
 5.500%, 10/15/10 - MBIA Insured

Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured                 1,022,499

City of Northampton, Massachusetts, General Obligation Bonds, Series 2002,                                    1,290,075
 5.000%, 9/01/19 - MBIA Insured

Town of Northfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan of 1992,                    193,122
 Bank-Qualified, 6.350%, 10/15/09 - MBIA Insured

Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds,                             1,317,072
 Series 2002, 5.375%, 6/15/19 - AMBAC Insured

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997,                              3,649,260
 6.500%, 7/01/15 - MBIA Insured

Springfield, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/18 - FGIC Insured               438,085

Springfield, Massachusetts, General Obligation Bonds, Series 2003, State Qualified:
 5.250%, 1/15/21 - MBIA Insured                                                                              2,083,320
 5.250%, 1/15/22 - MBIA Insured                                                                                840,011

Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000,                     2,656,576
 5.000%, 8/15/19 - FSA Insured

City of Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 -                        225,403
 MBIA Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 11.280%, 7/01/19 (IF) - FSA Insured              2,905,804

City of Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 -                    2,327,150
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 -                     593,434
 FGIC Insured

City of Worcester, Massachusetts, General Obligation Bonds, Series 2003A Refunding, 5.000%, 8/01/13 -         1,088,234
 FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 5.9%

Martha's Vineyard, Massachusetts, Land Bank Revenue Bonds, Series 2002, 5.000%, 5/01/32 -                     1,308,978
 AMBAC Insured

Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A                      1,980,080
 Refunding, 5.000%, 7/01/27 - FGIC Insured

----
13

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND (continued)
August 31, 2003

   Principal                                                                          Optional Call                    Market
Amount (000) Description                                                                Provisions* Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    475 Massachusetts Development Finance Authority, Revenue Bonds, 100         2/12 at 100.00       AAA $       473,589
              Cambridge Street Redevelopment, MSRB Project, 2002 Series A, 5.125%,
              8/01/28 - MBIA Insured

       1,225 Massachusetts Industrial Finance Agency, Library Revenue Bonds,         1/05 at 102.00       AAA       1,335,422
              Malden Public Library Project, Series 1994, 7.250%, 1/01/15 - MBIA
              Insured

         500 Puerto Rico Highway and Transportation Authority, Highway Revenue       7/12 at 100.00       AAA         501,560
              Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
             Transportation - 7.3%

       1,500 Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%,        No Opt. Call       AAA       1,619,370
              7/01/12 - MBIA Insured

             Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
             Bonds, 1997 Senior Series A:
       9,500  0.000%, 1/01/29 - MBIA Insured                                           No Opt. Call       AAA       2,368,255
       3,000  5.000%, 1/01/37 - MBIA Insured                                         1/07 at 102.00       AAA       2,930,790
-----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.8%

       2,625 City of Lowell, Massachusetts, General Obligation State Qualified      11/03 at 102.00       AAA       2,698,290
              Bonds, 5.600%, 11/01/12 (Pre-refunded to 11/01/03) - FSA Insured

         850 Massachusetts Municipal Wholesale Electric Company, Power Supply        1/04 at 102.00       AAA         870,953
              System Revenue Bonds, 1993 Series A, 5.000%, 7/01/10 - AMBAC Insured

       1,000 Commonwealth of Massachusetts, General Obligation Bonds, Consolidated   3/12 at 100.00       AAA       1,118,170
              Loan of 2002, Series B, 5.500%, 3/01/17 (Pre-refunded to 3/01/12) -
              FSA Insured

         295 Massachusetts Health and Educational Facilities Authority, Revenue      7/08 at 102.00       AAA         300,755
              Bonds, Caregroup Issue, Series A, 5.000%, 7/01/25 - MBIA Insured

         955 Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%,      1/04 at 100.00       AAA       1,451,094
              7/01/13
-----------------------------------------------------------------------------------------------------------------------------
             Utilities - 3.5%

       1,500 Massachusetts Development Finance Agency, Resource Recovery Revenue     1/12 at 101.00       AAA       1,629,225
              Bonds, SEMASS System, Series A, 5.625%, 1/01/16 - MBIA Insured

       1,600 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series       7/10 at 101.00       AAA       1,638,592
              2000HH, 5.250%, 7/01/29 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.2%

       1,000 Massachusetts Water Resources Authority, General Revenue Bonds,           No Opt. Call       AAA       1,072,180
              Series 2002J, 5.250%, 8/01/19 - FSA Insured

             Springfield, Massachusetts, Water and Sewer Commission General
             Revenue Bonds, Series 2003A:
         435  5.000%, 7/01/13 - MBIA Insured                                           No Opt. Call       AAA         467,873
         495  5.000%, 7/01/16 - MBIA Insured                                         7/14 at 100.00       AAA         522,324
-----------------------------------------------------------------------------------------------------------------------------
    $ 95,785 Total Long-Term Investments (cost $91,578,788) - 99.9%                                                94,020,042
-----------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                                     121,824

             ---------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                $    94,141,866

             ---------------------------------------------------------------------------------------------------------------

              All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
14

Statement of Assets and Liabilities (Unaudited)
August 31, 2003


                                                                                                          Massachusetts
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $101,518,748 and $91,578,788, respectively)                             $103,890,325
Cash                                                                                                          1,376,776
Receivables:
  Interest                                                                                                    1,191,500
  Shares sold                                                                                                   318,377
Other assets                                                                                                      1,045
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                            106,778,023
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                       --
Payable for shares redeemed                                                                                      20,438
Accrued expenses:
  Management fees                                                                                                50,004
  12b-1 distribution and service fees                                                                            17,024
  Other                                                                                                          47,479
Dividends payable                                                                                               391,881
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                           526,826
-------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                 $106,251,197
-------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                 $ 23,841,347
Shares outstanding                                                                                            2,459,444
Net asset value per share                                                                                  $       9.69
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)  $      10.11
-------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                 $  7,997,474
Shares outstanding                                                                                              823,043
Net asset value and offering price per share                                                               $       9.72
-------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                 $ 10,687,663
Shares outstanding                                                                                            1,109,646
Net asset value and offering price per share                                                               $       9.63
-------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                 $ 63,724,713
Shares outstanding                                                                                            6,587,978
Net asset value and offering price per share                                                               $       9.67
-------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                            $104,355,800
Undistributed (Over-distribution of) net investment income                                                     (110,500)
Accumulated net realized gain (loss) from investments                                                          (365,680)
Net unrealized appreciation of investments                                                                    2,371,577
-------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                 $106,251,197
-------------------------------------------------------------------------------------------------------------------------

                                                                                                          Massachusetts
                                                                                                                Insured
------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $101,518,748 and $91,578,788, respectively)                              $94,020,042
Cash                                                                                                                 --
Receivables:
  Interest                                                                                                    1,145,274
  Shares sold                                                                                                    53,417
Other assets                                                                                                        928
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                             95,219,661
------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                                  644,833
Payable for shares redeemed                                                                                          --
Accrued expenses:
  Management fees                                                                                                44,095
  12b-1 distribution and service fees                                                                            17,165
  Other                                                                                                          38,204
Dividends payable                                                                                               333,498
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         1,077,795
------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                  $94,141,866
------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                                  $21,369,485
Shares outstanding                                                                                            2,097,106
Net asset value per share                                                                                   $     10.19
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)   $     10.64
------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                                  $ 6,838,205
Shares outstanding                                                                                              670,580
Net asset value and offering price per share                                                                $     10.20
------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                                  $12,651,551
Shares outstanding                                                                                            1,242,743
Net asset value and offering price per share                                                                $     10.18
------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                                  $53,282,625
Shares outstanding                                                                                            5,217,796
Net asset value and offering price per share                                                                $     10.21
------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                                             $92,062,662
Undistributed (Over-distribution of) net investment income                                                       (5,757)
Accumulated net realized gain (loss) from investments                                                          (356,293)
Net unrealized appreciation of investments                                                                    2,441,254
------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                  $94,141,866
------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
15

Statement of Operations (Unaudited)
Six Months Ended August 31, 2003

                                                                                   Massachusetts
                                                                    Massachusetts        Insured
-------------------------------------------------------------------------------------------------
Investment Income                                                     $ 2,795,886    $ 2,464,648
-------------------------------------------------------------------------------------------------
Expenses
Management fees                                                           295,783        272,891
12b-1 service fees - Class A                                               22,576         22,368
12b-1 distribution and service fees - Class B                              38,265         31,923
12b-1 distribution and service fees - Class C                              39,715         51,102
Shareholders' servicing agent fees and expenses                            43,402         36,106
Custodian's fees and expenses                                              19,624         19,610
Trustees' fees and expenses                                                   459            857
Professional fees                                                           5,420          7,525
Shareholders' reports - printing and mailing expenses                      15,211         10,523
Federal and state registration fees                                         3,529          2,115
Other expenses                                                              3,220          3,062
-------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                487,204        458,082
  Custodian fee credit                                                     (5,105)        (6,934)
-------------------------------------------------------------------------------------------------
Net expenses                                                              482,099        451,148
-------------------------------------------------------------------------------------------------
Net investment income                                                   2,313,787      2,013,500
-------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                                 376,743       (217,098)
Net change in unrealized appreciation (depreciation) of investments    (3,452,245)    (3,122,936)
-------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                       (3,075,502)    (3,340,034)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                 $  (761,715)   $(1,326,534)
-------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
16

Statement of Changes in Net Assets (Unaudited)

                                                                 Massachusetts              Massachusetts Insured
                                                        ------------------------------  -----------------------------
                                                        Six Months Ended     Year Ended Six Months Ended    Year Ended
                                                                 8/31/03        2/28/03          8/31/03       2/28/03
----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                       $  2,313,787  $  4,824,167      $  2,013,500  $ 3,929,596
Net realized gain (loss) from investments                        376,743        21,810          (217,098)      60,192
Net change in unrealized appreciation (depreciation)
 of investments                                               (3,452,245)    2,514,352        (3,122,936)   1,910,773
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           (761,715)    7,360,329        (1,326,534)   5,900,561
----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                        (490,987)     (980,471)         (464,691)    (899,844)
 Class B                                                        (146,644)     (284,972)         (113,931)    (185,734)
 Class C                                                        (202,229)     (325,057)         (244,435)    (354,915)
 Class R                                                      (1,517,155)   (3,302,834)       (1,217,694)  (2,605,765)
From accumulated net realized gains from investments:
 Class A                                                              --            --                --      (56,464)
 Class B                                                              --            --                --      (15,320)
 Class C                                                              --            --                --      (27,619)
 Class R                                                              --            --                --     (141,887)
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                                 (2,357,015)   (4,893,334)       (2,040,751)  (4,287,548)
----------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                               7,253,353    10,234,110         7,555,413   21,403,674
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                 1,500,660     3,094,840         1,357,839    2,871,122
----------------------------------------------------------------------------------------------------------------------
                                                               8,754,013    13,328,950         8,913,252   24,274,796
Cost of shares redeemed                                       (5,414,874)  (11,878,339)      (10,408,945)  (8,085,124)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                  3,339,139     1,450,611        (1,495,693)  16,189,672
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            220,409     3,917,606        (4,862,978)  17,802,685
Net assets at the beginning of period                        106,030,788   102,113,182        99,004,844   81,202,159
----------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                             $106,251,197  $106,030,788      $ 94,141,866  $99,004,844
----------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment
 income at the end of period                               $   (110,500)  $    (67,272)     $     (5,757) $    21,494
----------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
17

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Massachusetts Municipal Bond Fund ("Massachusetts") and the Nuveen Massachusetts Insured Municipal Bond Fund ("Massachusetts Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2003, there were no such outstanding purchase commitments in either of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Massachusetts state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance
Massachusetts Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


----
18

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2003, Massachusetts Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Massachusetts did not invest in any such securities during the six months ended August 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
19`

2. Fund Shares

Transactions in Fund shares were as follows:

                                               Massachusetts                                 Massachusetts Insured
                              -----------------------------------------------   ----------------------------------------------
                                 Six months ended            Year Ended            Six months ended           Year Ended
                                     8/31/03                   2/28/03                  8/31/03                 2/28/03
                              ---------------------   ------------------------  ----------------------  ----------------------
                                 Shares        Amount      Shares        Amount    Shares        Amount     Shares       Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                       432,304  $ 4,257,998     352,432  $  3,446,905   339,924  $  3,596,792    871,889  $ 9,082,915
  Class B                        59,680      591,850     179,831     1,762,258    99,229     1,046,416    263,693    2,765,547
  Class C                       182,508    1,800,570     378,252     3,690,773   170,522     1,791,299    695,410    7,242,865
  Class R                        60,688      602,935     136,714     1,334,174   105,975     1,120,906    221,668    2,312,347
Shares issued to shareholders
 due to reinvestment of
 distributions:
  Class A                        29,673      295,521      58,321       570,405    26,890       282,668     56,141      583,159
  Class B                         5,096       50,852      10,120        99,195     3,005        31,599      5,595       58,162
  Class C                         9,324       92,287      15,196       147,802    15,310       160,746     22,479      233,386
  Class R                       106,846    1,062,000     233,497     2,277,438    83,804       882,826    191,978    1,996,415
-------------------------------------------------------------------------------------------------------------------------------
                                886,119    8,754,013   1,364,363    13,328,950   844,659     8,913,252  2,328,853   24,274,796
-------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                     (181,707)   (1,802,915)   (270,871)   (2,656,561) (471,201)   (4,962,237)  (364,166)  (3,785,154)
  Class B                      (44,268)     (437,042)    (61,677)     (597,147)  (34,493)     (357,730)   (11,003)    (115,845)
  Class C                      (60,435)     (595,206)    (97,886)     (952,368) (171,125)   (1,769,072)   (63,878)    (667,217)
  Class R                     (260,917)   (2,579,711)   (787,257)   (7,672,263) (319,951)   (3,319,906)  (337,926)  (3,516,908)
-------------------------------------------------------------------------------------------------------------------------------
                              (547,327)   (5,414,874) (1,217,691)  (11,878,339) (996,770)  (10,408,945)  (776,973)  (8,085,124)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         338,792  $ 3,339,139     146,672  $  1,450,611  (152,111) $ (1,495,693) 1,551,880  $16,189,672
-------------------------------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended August 31, 2003, were as follows:

                                                   Massachusetts
                                     Massachusetts       Insured
                ------------------------------------------------
                Purchases              $16,496,801   $13,643,548
                Sales and maturities    13,518,982    12,031,384
                ------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2003, the cost of investments were as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                Cost of investments  $101,454,530   $91,476,930
                -----------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2003, were as follows:

                                                              Massachusetts
                                               Massachusetts        Insured
    ------------------------------------------------------------------------
    Gross unrealized:
     Appreciation                                $ 4,002,209     $2,975,964
     Depreciation                                 (1,566,414)      (432,852)
    ------------------------------------------------------------------------
    Net unrealized appreciation of investments   $ 2,435,795     $2,543,112
    ------------------------------------------------------------------------


----
20

The tax components of undistributed net investment income and net realized gains at February 28, 2003, the Funds' last fiscal year end, were as follows:

                                                             Massachusetts
                                               Massachusetts       Insured
     ---------------------------------------------------------------------
     Undistributed net tax-exempt income            $275,637      $262,438
     Undistributed net ordinary income*                   68            --
     Undistributed net long-term capital gains            --            --
     ---------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended February 28, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                Massachusetts
   2003                                           Massachusetts       Insured
   --------------------------------------------------------------------------
   Distributions from net tax-exempt income          $4,906,445    $4,021,282
   Distributions from net ordinary income*                   --            --
   Distributions from net long-term capital gains            --       240,601
   --------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2003, the Funds' last fiscal year end, Massachusetts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                          Massachusetts
                         ------------------------------
                         Expiration year:
                           2004                $277,200
                           2005                 156,261
                           2006                      --
                           2007                      --
                           2008                      --
                           2009                 285,126
                           2010                      --
                           2011                  23,836
                         ------------------------------
                         Total                 $742,423
                         ------------------------------

At February 28, 2003, the Funds' last fiscal year end, Massachusetts Insured elected to defer net realized losses from investments incurred from November 1, 2002 through February 28, 2003 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses of $139,195 are treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of Massachusetts and .975% of the average daily net assets of Massachusetts Insured. The Adviser may also voluntarily agree to reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


----
21

During the six months ended August 31, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                      Massachusetts
                                        Massachusetts       Insured
             ------------------------------------------------------
             Sales charges collected          $35,207       $54,359
             Paid to authorized dealers        30,558        47,139
             ------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                Commission advances       $33,199       $59,093
                -----------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                12b-1 fees retained       $48,281       $54,707
                -----------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2003, as follows:

                                               Massachusetts
                                 Massachusetts       Insured
                   -----------------------------------------
                   CDSC retained       $13,148        $8,858
                   -----------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2003, to shareholders of record on September 9, 2003, as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                Dividend per share:
                  Class A                  $.0360        $.0360
                  Class B                   .0300         .0295
                  Class C                   .0315         .0310
                  Class R                   .0375         .0375
                -----------------------------------------------


----
22

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                     Investment Operations       Less Distributions
                                                  ---------------------------  ----------------------


MASSACHUSETTS


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                 Ending
                                              Net   Invest-       ment         Invest-                    Net
                                            Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended February 28/29,                  Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                   $ 9.98      $.21      $(.28) $(.07)   $(.22)     $-- $(.22) $ 9.69      (.74)%
 2003                                        9.75       .45        .24    .69     (.46)      --  (.46)   9.98      7.27
 2002                                        9.70       .48        .07    .55     (.50)      --  (.50)   9.75      5.86
 2001                                        9.26       .50        .44    .94     (.50)      --  (.50)   9.70     10.34
 2000                                       10.07       .50       (.82)  (.32)    (.49)      --  (.49)   9.26     (3.21)
 1999                                       10.08       .51       (.01)   .50     (.51)      --  (.51)  10.07      5.05
Class B (3/97)
 2004(e)                                    10.01       .18       (.29)  (.11)    (.18)      --  (.18)   9.72     (1.09)
 2003                                        9.77       .38        .25    .63     (.39)      --  (.39)  10.01      6.58
 2002                                        9.72       .41        .06    .47     (.42)      --  (.42)   9.77      4.96
 2001                                        9.28       .43        .44    .87     (.43)      --  (.43)   9.72      9.60
 2000                                       10.10       .43       (.83)  (.40)    (.42)      --  (.42)   9.28     (4.02)
 1999                                       10.10       .43        .01    .44     (.44)      --  (.44)  10.10      4.40
Class C (10/94)
 2004(e)                                     9.92       .19       (.29)  (.10)    (.19)      --  (.19)   9.63     (1.01)
 2003                                        9.69       .40        .24    .64     (.41)      --  (.41)   9.92      6.73
 2002                                        9.64       .43        .06    .49     (.44)      --  (.44)   9.69      5.20
 2001                                        9.20       .44        .45    .89     (.45)      --  (.45)   9.64      9.89
 2000                                       10.02       .44       (.82)  (.38)    (.44)      --  (.44)   9.20     (3.87)
 1999                                       10.02       .45         --    .45     (.45)      --  (.45)  10.02      4.62
Class R (12/86)
 2004(e)                                     9.96       .22       (.28)  (.06)    (.23)      --  (.23)   9.67      (.65)
 2003                                        9.73       .47        .24    .71     (.48)      --  (.48)   9.96      7.59
 2002                                        9.67       .50        .07    .57     (.51)      --  (.51)   9.73      5.96
 2001                                        9.24       .52        .43    .95     (.52)      --  (.52)   9.67     10.58
 2000                                       10.05       .52       (.82)  (.30)    (.51)      --  (.51)   9.24     (3.03)
 1999                                       10.05       .52        .01    .53     (.53)      --  (.53)  10.05      5.36
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                    Ratios/Supplemental Data
                                        --------------------------------------------------------------------------------
                                                             Before Credit/           After            After Credit/
                                                             Reimbursement       Reimbursement(c)     Reimbursement(d)
MASSACHUSETTS                                             ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                $23,841      .92%*    4.27%*      .92%*    4.27%*      .91%*    4.28%*        13%
 2003                                    21,751      .95      4.62        .95      4.62        .94      4.63          14
 2002                                    19,878      .94      4.96        .94      4.96        .93      4.97          16
 2001                                    18,433      .99      5.23        .95      5.27        .94      5.29          13
 2000                                    16,814      .98      5.15        .96      5.17        .94      5.19          15
 1999                                    15,134     1.02      4.95        .95      5.01        .95      5.01          10
Class B (3/97)
 2004(e)                                  7,997     1.66*     3.52*      1.66*     3.52*      1.66*     3.53*         13
 2003                                     8,031     1.70      3.87       1.70      3.87       1.69      3.88          14
 2002                                     6,588     1.69      4.21       1.69      4.21       1.68      4.22          16
 2001                                     4,198     1.74      4.48       1.70      4.52       1.69      4.54          13
 2000                                     3,730     1.73      4.40       1.71      4.42       1.69      4.44          15
 1999                                     3,226     1.77      4.22       1.71      4.29       1.71      4.29          10
Class C (10/94)
 2004(e)                                 10,688     1.46*     3.72*      1.46*     3.72*      1.46*     3.73*         13
 2003                                     9,703     1.50      4.07       1.50      4.07       1.49      4.08          14
 2002                                     6,614     1.49      4.42       1.49      4.42       1.48      4.42          16
 2001                                     6,591     1.54      4.67       1.50      4.71       1.49      4.73          13
 2000                                     4,730     1.53      4.61       1.51      4.63       1.49      4.64          15
 1999                                     3,696     1.57      4.41       1.50      4.47       1.50      4.48          10
Class R (12/86)
 2004(e)                                 63,725      .72*     4.47*       .72*     4.47*       .71*     4.48*         13
 2003                                    66,545      .75      4.83        .75      4.83        .74      4.84          14
 2002                                    69,034      .74      5.16        .74      5.16        .73      5.17          16
 2001                                    68,208      .79      5.43        .75      5.47        .74      5.48          13
 2000                                    66,055      .78      5.33        .76      5.35        .74      5.37          15
 1999                                    75,750      .82      5.12        .75      5.19        .75      5.19          10
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2003.


                                See accompanying notes to financial statements.

----
23

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations        Less Distributions
                                                   ---------------------------  -----------------------


MASSACHUSETTS INSURED


                                                                    Net
                                                              Realized/
                                                             Unrealized
                                         Beginning       Net    Invest-             Net                  Ending
                                               Net   Invest-       ment         Invest-                     Net
                                             Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended February 28/29,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                    $10.54      $.21      $(.34) $(.13)   $(.22)   $  --  $(.22) $10.19     (1.28)%
 2003                                        10.36       .45        .23    .68     (.47)    (.03)  (.50)  10.54      6.74
 2002                                        10.30       .50        .07    .57     (.49)    (.02)  (.51)  10.36      5.67
 2001                                         9.77       .49        .55   1.04     (.50)    (.01)  (.51)  10.30     10.93
 2000                                        10.59       .50       (.81)  (.31)    (.50)    (.01)  (.51)   9.77     (2.95)
 1999                                        10.57       .51        .02    .53     (.51)      --   (.51)  10.59      5.09
Class B (3/97)
 2004(e)                                     10.55       .18       (.35)  (.17)    (.18)      --   (.18)  10.20     (1.64)
 2003                                        10.37       .38        .23    .61     (.40)    (.03)  (.43)  10.55      5.94
 2002                                        10.31       .42        .07    .49     (.41)    (.02)  (.43)  10.37      4.87
 2001                                         9.78       .42        .55    .97     (.43)    (.01)  (.44)  10.31     10.06
 2000                                        10.59       .43       (.81)  (.38)    (.42)    (.01)  (.43)   9.78     (3.59)
 1999                                        10.57       .43        .02    .45     (.43)      --   (.43)  10.59      4.32
Class C (9/94)
 2004(e)                                     10.53       .19       (.35)  (.16)    (.19)      --   (.19)  10.18     (1.56)
 2003                                        10.35       .40        .22    .62     (.41)    (.03)  (.44)  10.53      6.14
 2002                                        10.28       .44        .08    .52     (.43)    (.02)  (.45)  10.35      5.17
 2001                                         9.75       .44        .54    .98     (.44)    (.01)  (.45)  10.28     10.29
 2000                                        10.56       .45       (.81)  (.36)    (.44)    (.01)  (.45)   9.75     (3.43)
 1999                                        10.54       .45        .02    .47     (.45)      --   (.45)  10.56      4.51
Class R (12/86)
 2004(e)                                     10.56       .23       (.35)  (.12)    (.23)      --   (.23)  10.21     (1.19)
 2003                                        10.38       .48        .22    .70     (.49)    (.03)  (.52)  10.56      6.91
 2002                                        10.31       .52        .08    .60     (.51)    (.02)  (.53)  10.38      5.95
 2001                                         9.78       .51        .55   1.06     (.52)    (.01)  (.53)  10.31     11.11
 2000                                        10.59       .52       (.80)  (.28)    (.52)    (.01)  (.53)   9.78     (2.68)
 1999                                        10.57       .53        .01    .54     (.52)      --   (.52)  10.59      5.26
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                     Ratios/Supplemental Data
                                         --------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(c)     Reimbursement(d)
MASSACHUSETTS INSURED                            ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,                 (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                 $21,369      .91%*    4.05%*      .91%*    4.05%*      .89%*    4.06%*        13%
 2003                                     23,212      .93      4.36        .93      4.36        .92      4.38          18
 2002                                     16,970      .95      4.78        .95      4.78        .92      4.81          23
 2001                                     14,669     1.05      4.92       1.05      4.92       1.04      4.93           8
 2000                                     11,984     1.01      4.99       1.01      4.99       1.00      5.00          10
 1999                                     11,208     1.01      4.77       1.01      4.77       1.01      4.77          11
Class B (3/97)
 2004(e)                                   6,838     1.66*     3.30*      1.66*     3.30*      1.64*     3.31*         13
 2003                                      6,361     1.68      3.59       1.68      3.59       1.67      3.61          18
 2002                                      3,574     1.69      4.03       1.69      4.03       1.67      4.06          23
 2001                                      2,308     1.80      4.17       1.80      4.17       1.79      4.18           8
 2000                                      1,550     1.76      4.23       1.76      4.23       1.75      4.24          10
 1999                                      1,650     1.75      4.03       1.75      4.03       1.75      4.03          11
Class C (9/94)
 2004(e)                                  12,652     1.46*     3.50*      1.46*     3.50*      1.44*     3.51*         13
 2003                                     12,935     1.48      3.79       1.48      3.79       1.47      3.81          18
 2002                                      5,940     1.49      4.25       1.49      4.25       1.46      4.27          23
 2001                                      1,667     1.60      4.37       1.60      4.37       1.59      4.38           8
 2000                                      1,355     1.56      4.42       1.56      4.42       1.55      4.43          10
 1999                                      1,675     1.56      4.22       1.56      4.22       1.56      4.22          11
Class R (12/86)
 2004(e)                                  53,283      .71*     4.25*       .71*     4.25*       .69*     4.26*         13
 2003                                     56,496      .73      4.58        .73      4.58        .72      4.59          18
 2002                                     54,719      .75      4.98        .75      4.98        .73      5.00          23
 2001                                     53,878      .85      5.12        .85      5.12        .84      5.13           8
 2000                                     51,039      .81      5.17        .81      5.17        .80      5.19          10
 1999                                     57,281      .81      4.97        .81      4.97        .81      4.97          11
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2003.


                                See accompanying notes to financial statements.

----
24

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
25

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MA-0803D

ITEM 1. REPORTS TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/mf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer for First Chicago Corp./First National Bank. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date October 31, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date October 31, 2003
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date October 31, 2003
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.